File Numbers 333-183590, 811-22093
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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]


                          POST-EFFECTIVE AMENDMENT 12


                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]


                              Amendment Number 77


           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                          (Exact Name of Registrant)

                       Minnesota Life Insurance Company
            (formerly The Minnesota Mutual Life Insurance Company)
                              (Name of Depositor)

                            400 Robert Street North
                        St. Paul, Minnesota  55101-2098
             (Address of Depositor's Principal Executive Offices)

                                1-651-665-3500
              (Depositor's Telephone Number, including Area Code)

                           Gary R. Christensen, Esq.

             Senior Vice President, General Counsel and Secretary

                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota  55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

   [_] immediately upon filing pursuant to paragraph (b) of Rule 485


   [X] on May 1, 2018 pursuant to paragraph (b) of Rule 485


   [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [_] on (date) pursuant to paragraph (a)(1)of Rule 485

If appropriate, check the following:

   [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Variable Universal Life Insurance
Policies.
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PROSPECTUS

ML PREMIER VARIABLE UNIVERSAL LIFE
MINNESOTA LIFE INSURANCE COMPANY
MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

VARIABLE UNIVERSAL LIFE INSURANCE POLICY WITH FIXED INDEXED ACCOUNT OPTIONS

   This prospectus describes a Variable Universal Life Insurance Policy with Fixed Indexed Account Options (the "Policy") issued by Minnesota Life Insurance Company ("Minnesota Life," "we," "us," or "our"). The Policy is a long-term investment designed to provide significant life insurance benefits for the insured. This prospectus provides basic information that you should know before purchasing the Policy. You should consider the Policy in conjunction with other insurance you own. Replacing your existing life insurance with this Policy may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult your insurance agent or financial adviser.

   You can allocate your Policy's accumulation value to one or more Sub-Accounts of the Minnesota Life Individual Variable Universal Life Account (the "Variable Account"), each of which invests exclusively in one of the Portfolios listed below. The value of your investment in the Variable Account will vary with the investment experience of the Sub-Accounts you select. You can also allocate your Policy's accumulation value to the Guaranteed Interest Account, which credits a specific rate of interest and is part of Minnesota Life's General Account, or to one or all of four Fixed Indexed Accounts, Indexed Account A, Indexed Account B, Optimizer 1 Indexed Account and Optimizer 2 Indexed Account, each of which credits interest based in part upon changes in the Standard & Poor's 500(R) Composite Stock Price Index excluding dividends ("Index" or "S&P 500(R)"). Indexed Account A, Indexed Account B, Optimizer 1 Indexed Account and Optimizer 2 Indexed Account are also part of Minnesota Life's General Account. NEITHER THE POLICY NOR INDEXED ACCOUNT A, INDEXED ACCOUNT B, OPTIMIZER 1 INDEXED ACCOUNT AND OPTIMIZER 2 INDEXED ACCOUNT REPRESENT AN INVESTMENT IN THE STOCK MARKET OR ANY SECURITIES INDEX.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE UNDER THE POLICY:






SECURIAN FUNDS TRUST

..SFT CORE BOND FUND -- CLASS 1 SHARES
..SFT DYNAMIC MANAGED VOLATILITY FUND
..SFT INDEX 400 MID-CAP FUND -- CLASS 1 SHARES
..SFT INDEX 500 FUND -- CLASS 1 SHARES
..SFT MANAGED VOLATILITY EQUITY FUND
..SFT REAL ESTATE SECURITIES FUND -- CLASS 1 SHARES

..SFT IVY/SM/ GROWTH FUND*
..SFT IVY/SM/ SMALL CAP GROWTH FUND*


..SFT T. ROWE PRICE VALUE FUND

..SFT WELLINGTON CORE EQUITY FUND -- CLASS 1 SHARES

  *'IVY' IS THE SERVICE MARK OF IVY DISTRIBUTORS, INC., AN AFFILIATE OF THE IVY
   INVESTMENT MANAGEMENT COMPANY, THE FUND'S SUBADVISOR.


[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AB VARIABLE PRODUCTS SERIES FUND, INC.
..DYNAMIC ASSET ALLOCATION PORTFOLIO -- CLASS B SHARES


[LOGO]


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
..FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 1 SHARES

[LOGO] IVY INVESTMENTS/R/





IVY VARIABLE INSURANCE PORTFOLIOS
..IVY VIP ASSET STRATEGY -- CLASS II SHARES
..IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY -- CLASS II SHARES

[LOGO] MFS/(SM)/




MFS(R) VARIABLE INSURANCE TRUST II
..MFS(R) INTERNATIONAL VALUE PORTFOLIO -- INITIAL CLASS

[LOGO]

ALPS VARIABLE INVESTMENT TRUST
..MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS I SHARES* ..MORNINGSTAR BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS I SHARES* ..MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS I SHARES* ..MORNINGSTAR GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS I SHARES* ..MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS I SHARES* *THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN
 SHARES OF UNDERLYING FUNDS. SEE THE SECTION ENTITLED "GENERAL DESCRIPTIONS -- THE FUNDS" FOR ADDITIONAL INFORMATION.

                                     [LOGO]

                                     PIMCO

PIMCO VARIABLE INSURANCE TRUST
..PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION PORTFOLIO -- ADVISOR CLASS SHARES

[LOGO] TOPS/R/

NORTHERN LIGHTS VARIABLE TRUST
..TOPS(R) MANAGED RISK FLEX ETF PORTFOLIO


VANGUARD(R) VARIABLE INSURANCE FUND

VANGUARD AND THE SHIP LOGO ARE TRADEMARKS OF THE VANGUARD GROUP, INC. ..INTERNATIONAL PORTFOLIO
..SMALL COMPANY GROWTH PORTFOLIO
PLEASE NOTE THAT THE POLICY AND THE PORTFOLIOS:

      .  are not guaranteed to achieve their goals;
      .  are not federally insured;
      . are not endorsed by any bank or government agency; and . are subject to risks, including loss of the amount invested.

A PROSPECTUS FOR EACH OF THE PORTFOLIOS AVAILABLE THROUGH THE VARIABLE ACCOUNT MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY BEFORE INVESTING AND SAVE THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE POLICY, THE GUARANTEED INTEREST ACCOUNT, INDEXED ACCOUNT A, INDEXED ACCOUNT B, OPTIMIZER 1 INDEXED ACCOUNT OR OPTIMIZER 2 INDEXED ACCOUNT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE POLICY IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

MINNESOTA LIFE
400 ROBERT STREET NORTH . ST. PAUL, MINNESOTA 55101-2098
PH 651-665-3500 . HTTP:/WWW.SECURIAN.COM


DATED: MAY 1, 2018

TABLE OF CONTENTS


SUMMARY OF BENEFITS AND RISKS                                                               1

FEE TABLES                                                                                  6

GENERAL DESCRIPTIONS                                                                       17
     Minnesota Life Insurance Company                                                      17
     Individual Variable Universal Life Account                                            17
     The Funds                                                                             17
     Additions, Deletions or Substitutions                                                 20
     The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan
       Account                                                                             20
     Payments Made by Underlying Mutual Funds                                              31

INFORMATION ABOUT THE POLICY                                                               32
     Variable Universal Life Insurance                                                     32
     Policy Changes                                                                        32
     Applications and Policy Issue                                                         34
     Policy Premiums                                                                       35
     Free Look                                                                             37
     Accumulation Value                                                                    37
     Transfers                                                                             41

DEATH BENEFIT                                                                              45
     Death Benefit Proceeds                                                                45
     Death Benefit Options                                                                 46
     Effect of Partial Surrenders on the Death Benefit                                     49
     Effect of Chronic Illness Benefit Payment on the Death Benefit                        49
     Choosing Death Benefit Options                                                        49
     Changing the Death Benefit Option                                                     50
     Increasing/Decreasing the Face Amount                                                 50
     Settlement Options                                                                    51
     Abandoned Property Requirements                                                       51
     Policy Loans                                                                          51
     Surrender                                                                             55
     Partial Surrender                                                                     56
     Policy Charges                                                                        57
     Other Policy Provisions                                                               62
     Supplemental Agreements                                                               63

OTHER MATTERS                                                                              81
     Federal Tax Status                                                                    81
     Tax Treatment of Policy Benefits                                                      83
     Voting Rights                                                                         88
     Compensation Paid for the Sale of Policies                                            88
     Cybersecurity                                                                         91
     Legal Proceedings                                                                     91
     Financial Statements                                                                  91
     Registration Statement                                                                92

STATEMENT OF ADDITIONAL INFORMATION                                                        92

APPENDIX -- GLOSSARY                                                                     A-93

SUMMARY OF BENEFITS AND RISKS

The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features of the Policy. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a flexible premium variable universal life insurance policy called ML Premier VUL. As the Policy Owner, you can exercise all the rights under the Policy, including the right to change the Owner, the Beneficiary and to make other policy changes. The Policy combines both life insurance protection and the potential for the accumulation of cash values; the Policy is not suitable as a short-term investment vehicle. You can lose some or all of your money. If you are not satisfied with the Policy, you also have the right to return it to us or your agent within 30 days after you receive it.

WHAT ARE SOME OF THE BENEFITS OF THE POLICY?

The Policy allows for the growth of Accumulation Value, while life insurance coverage remains in force, and permits the flexible payment of premiums. The Accumulation Value of the Policy will fluctuate with the investment performance of the Sub-Accounts of the Variable Account. You may transfer Accumulation Value among the Sub-Accounts, the Guaranteed Interest Account, or the Fixed Indexed Accounts, surrender all or part of your Accumulation Value under the Policy and take policy loans, subject to the limitations described in this prospectus. Each Policy has a Face Amount, however, the Death Benefit payable upon the death of the insured may be greater than the Face Amount, as described later in this prospectus.

We offer sixteen Agreements that provide supplemental insurance benefits under the Policy: Accelerated Death Benefit for Chronic Illness Agreement, Accelerated Benefit for Terminal Illness Agreement, Business Continuation Agreement, Children's Term Agreement, Early Values Agreement, Guaranteed Income Agreement, Guaranteed Insurability Option, Guaranteed Insurability Option for Business Agreement, Income Protection Agreement, Inflation Agreement, Long Term Care Agreement, Overloan Protection Agreement, Premium Deposit Account Agreement, Term Insurance Agreement, Waiver of Charges Agreement and Waiver of Premium Agreement. There is no charge for either the Accelerated Death Benefit for Terminal Agreement or the Premium Deposit Account Agreement. The Agreements may not be available in all states. Please note, applications for the Long Term Care Agreement are no longer accepted for most states as of October 17, 2016. Please consult your advisor for availability of this Agreement in your state.

We also offer several ways of receiving Death Benefit proceeds under the Policy, other than in a lump sum. Information concerning the settlement options available under the Policy is set forth later in this prospectus, and in the Statement of Additional Information that we will provide you upon request. See "Statement of Additional Information" section to this prospectus.

In general, under the Internal Revenue Code (the "Code"), the Death Benefit payable under a qualifying life insurance policy is excludable from the gross income of the Beneficiary, and the Owner would not be deemed to be in constructive receipt of the Accumulation Value of the Policy until there is a distribution. This means that under a qualifying life insurance policy, Accumulation Value builds up on a tax deferred basis and transfers of Accumulation Value among the available investment options under the Policy may be made tax free. This Policy is designed to afford the tax treatment normally accorded life insurance contracts under the Code.

HOW CAN THE POLICY BE CHANGED?

The Policy allows you the flexibility to tailor your Policy to your needs at issue and to change your Policy thereafter as your insurance needs change. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose the level of premium you wish to pay, the Face Amount and Death Benefit option under the Policy.

WHAT MAKES THE POLICY VARIABLE?

The Policy is called "variable" because unlike traditional whole life and universal life contracts which provide for accumulation of contract values at fixed rates determined by the insurance company, the Accumulation Value of the Policy may be invested in the Sub-Accounts of the Variable Account. In turn, each Sub-Account invests exclusively in a corresponding Portfolio of a Fund. Thus, your Accumulation Value, to the extent invested in a Sub-Account, will vary with the positive or negative investment experience of the corresponding Portfolio.

If you seek a fixed return on your Accumulation Value, you can allocate Net Premiums and Accumulation Value to the Guaranteed Interest Account, which credits a fixed rate of interest and is part of Minnesota Life's General Account. See "The Guaranteed Interest Account, the Fixed Indexed Accounts, the Interim Account and the Fixed Loan Account."

You may also allocate Net Premiums and Accumulation Value to one or more of the Fixed Indexed Accounts, Indexed Account A, Indexed Account B, Optimizer 1 Indexed Account and Optimizer 2 Indexed Account, each of which credits interest based in part upon changes in the S&P 500(R). The Fixed Indexed Accounts are part of Minnesota Life's General Account. See "The Guaranteed Interest Account, the Fixed Indexed Accounts, the Interim Account and the Fixed Loan Account."

With the Guaranteed Interest Account and each Fixed Indexed Account, you do not bear the risk that adverse investment performance will lower your Accumulation Value invested in that Account. See "The Guaranteed Interest Account and the Fixed Loan Account" and "Fixed Indexed Account Options."

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?

The Policy provides two Death Benefit options: the Level Option and the Increasing Option.

Under the Level Option, the Death Benefit is the Face Amount of the Policy. If the Level Option is in effect, the Death Benefit payable will generally not be affected by either the negative or positive investment performance of the investment options.

Under the Increasing Option, the Death Benefit equals the Face Amount of the Policy plus the Accumulation Value at the time of death of the insured. If the Increasing Option is in effect, the Death Benefit payable will reflect the investment performance of the investment options in which Accumulation Value has been invested.

In order for your Policy to be considered life insurance under Code
Section 7702, it must satisfy either the cash value accumulation test or the guideline premium test. Unless you specify otherwise, the Death Benefit qualification test for this Policy is the guideline premium test. The Death Benefit qualification test is shown on the policy data pages and cannot be changed. In order to ensure the Policy continues to satisfy the definition of life insurance under Code Section 7702, we may need to adjust the amount of Death Benefit payable under the Death Benefit option you have chosen.

DO YOU HAVE ACCESS TO YOUR ACCUMULATION VALUE?

Yes. You may transfer Accumulation Value among the available investment options, the Guaranteed Interest Account and the Fixed Indexed Accounts, subject to certain transfer restrictions. See "Transfers." You may also surrender the Policy at any time, or make a partial surrender of the Accumulation Value of the Policy after the first Policy Year. A surrender or partial surrender may have federal tax consequences. See "Federal Tax Status." A Surrender Charge may apply if you surrender the Policy, unless you have elected the Early Values Agreement. If you request a partial surrender, we will assess a Partial Surrender Transaction Charge of 2 percent of the amount withdrawn not to exceed $25.

The maximum partial surrender that you may make at any time is equal to the Accumulation Value less any outstanding policy loan and accrued interest, any applicable Surrender Charge and three months of monthly charges. The minimum partial surrender that you may make is $500. We will not process a partial surrender that would cause your Policy to be disqualified as life insurance under the Code. We reserve the right to defer the payment of any amount from the Guaranteed Interest Account and any of the Fixed Indexed Accounts upon surrender or partial surrender for up to six months.

You may also borrow an amount up to your Accumulation Value less any applicable Surrender Charge and three months of monthly charges as a policy loan. A policy loan may have tax consequences. See "Federal Tax Status."

WHAT ARE SOME OF THE RISKS OF THE POLICY?

SUB-ACCOUNT INVESTMENT RISK. Your Accumulation Value under the Policy, to the extent invested in the Sub-Accounts of the Variable Account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the Sub-Accounts may reduce your Accumulation Value under the Policy. You are also subject to the risk that the investment performance of the Sub-Accounts you select may be less favorable than that of other Sub-Accounts, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. The Policy also offers you the opportunity to have your Accumulation Value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The Death Benefit may also increase and decrease with investment experience.

FIXED INDEXED ACCOUNTS. The interest credited under the Fixed Indexed Accounts will vary in part depending upon the performance of the S&P 500(R). For Indexed Account A, Indexed Account B, and the Optimizer 2 Indexed Account, if the S&P 500(R) declines or does not change in a given year, you bear the risk that no Index Credits will be added to your Accumulation Value in an Indexed Account Segment at the end of the Index Credit Term. You also bear the risk that sustained declines in the S&P 500(R) may result in Index Credits not being credited to your Accumulation Value for a prolonged period of time and you may need to increase your premium payments in order to keep the Policy in force. Conversely, if the investment performance of the S&P 500(R) exceeds the Growth Cap for the Segment, the Index Credits credited to your Accumulation Value would be limited to the Growth Cap for that segment multiplied by the Participation Rate which may be less than the increase in the S&P 500(R) over the Segment Term. In addition, the amount of any partial surrender or deduction of monthly policy charges from a Segment prior to the end of the Index Credit Term will not receive an Index Credit.

We manage our obligation to credit Index Credits in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap and/or Participation Rate on Segment Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Index Credit Term for any Indexed Account. If we do so, the amount of the Index Credit which you may have otherwise have received would be reduced. Although the Growth Cap may not be less than the guaranteed minimum Growth Cap, it is within our sole discretion to set the Growth Cap for any indexed segment.

We may at our sole discretion change the Participation Rate for future Index Credit Terms on amounts allocated to the Optimizer 2 Indexed Account. If we do so, the amount of the Index Credit which you may have otherwise have received could be reduced. It is within our sole discretion to change the current Participation Rate for the Optimizer 2 Indexed Account, however, it will never be less than 50% or greater than 150%.

There is no guarantee that the S&P 500(R) will be available during the entire time you own your Policy. If the Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index may differ from the S&P 500(R). This, in turn, may affect the Index Credits you earn.

There is no guarantee that we will continue to offer the Fixed Indexed Accounts during the entire time you own your Policy. We may discontinue offering any or all of the Fixed Indexed Accounts at any time. If we discontinue offering any or all of the Fixed Indexed Accounts, you may transfer Accumulation Value from the Fixed Indexed Accounts to any other investment options available under the Policy. If you do not do so, your Accumulation Value in the Fixed Indexed Account will be reallocated to the Guaranteed Interest Account.

Allocating Net Premiums or Accumulation Value to one or all of the Fixed Indexed Accounts is not equivalent to investing in the underlying stocks comprising the S&P 500(R). You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy.

If you surrender your Policy before the end of an Index Credit Term, no Index Credit will be credited to your Accumulation Value in that Index Credit Term.

See also the Fixed Indexed Accounts section of the General Descriptions portion of this prospectus for information on growth caps and participation rates that apply to the fixed indexed accounts.

POLICY TERMINATION. There is the risk that the Policy may terminate. If your Policy terminates, all of the Agreements added to the Policy will also terminate. As described in the "Termination" and "Reinstatement" sections of this prospectus, Termination will only occur when the Accumulation Value under the Policy, less the sum of any outstanding policy loans and unpaid Policy Loan Interest, is insufficient to cover the monthly charges, and the subsequent Grace Period expires without sufficient payment being made to keep the Policy in force. You may reinstate a terminated Policy, subject to certain conditions. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner. Policy loans may also have a negative effect on a Policy's Accumulation Value, and may reduce the Death Benefit. See "Policy Premiums."

GUARANTEED INCOME AGREEMENT. You may elect the Guaranteed Income Agreement to provide for a guaranteed payment of Accumulation Value while the insured is alive. While we believe the Guaranteed Income Agreement will not cause the Policy to fail as life insurance under the Code and will take measures to ensure that it does not fail, regulatory agencies or the courts may treat the Policy's tax status differently. In addition, the tax laws may change, which could also impact the tax status of the Policy or could serve to tax the Guaranteed Income Agreement payments. Anyone contemplating exercise of the Guaranteed Income Agreement should consult a tax adviser.

INCOME PROTECTION AGREEMENT. You may add the Income Protection Agreement ("IPA") to your Policy, which provides for an irrevocable election to have a portion of the Policy death benefit payable in installments up to a 30 year period, not to extend beyond the date the insured would have reached age 95. In return, we may reduce the amount of the Policy's cost of insurance charges while the insured is alive; however, we are not required to do so. The IPA installment payments will earn interest at 1% over the payment term, which may be below the market rate of interest.

LONG TERM CARE AGREEMENT. You may add the Long Term Care ("LTC") Agreement to your Policy to provide for an acceleration of the Death Benefit in the event the insured meets the Agreement's eligibility requirements. The tax treatment of long term care benefit payments from life insurance policies is uncertain. All or a portion of such payments could be taxable to the policy Owner. Anyone contemplating purchasing a Policy with the LTC Agreement should consult a tax advisor.

ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS AGREEMENT. You may add the Accelerated Death Benefit for Chronic Illness Agreement to your Policy to provide for an acceleration of the Death Benefit in the event the insured meets the Agreement's eligibility requirements. The tax treatment of chronic illness benefit payments from life insurance policies is uncertain. ALL OR A PORTION OF SUCH PAYMENTS COULD BE TAXABLE TO THE POLICY OWNER. Anyone contemplating purchasing a Policy with the Accelerated Death Benefit for Chronic Illness Agreement should consult a tax advisor.

OVERLOAN PROTECTION AGREEMENT. You may elect the Overloan Protection Agreement to prevent policy Termination in certain circumstances. The tax treatment of the Overloan Protection Agreement is uncertain, and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy's Overloan Protection Agreement should consult a tax adviser.

RISKS ASSOCIATED WITH CERTAIN FUNDS. Certain Funds use managed volatility strategies to help limit the fund's overall volatility and reduce the effects of significant market downturns during periods of high equity market volatility. The managed volatility strategy could also limit a fund's ability to participate in rising equity markets compared to otherwise similar funds that do not use a managed volatility strategy. Because the use of a managed volatility strategy may, in some markets, suppress the investment performance of a Fund compared to other similar funds that do not employ such a strategy, investment in a Fund could limit the growth of Accumulation Value under the Policy.

RISKS ASSOCIATED WITH THE GENERAL ACCOUNT. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

SURRENDER AND PARTIAL SURRENDERS. Surrendering your Policy or taking partial surrenders may have significant tax consequences. If you Surrender your Policy, you may be assessed a Surrender Charge, unless you have elected the Early Values Agreement. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the Accumulation Value and will reduce the Death Benefit and increase the risk of Termination. See "Federal Tax Status."

QUALIFICATION AS LIFE INSURANCE. We believe that a Policy issued on the basis of a standard Underwriting Class should qualify as life insurance under the Code. However, due to lack of guidance in this area, it is not clear whether a Policy issued on a sub-standard basis would qualify. A Policy may also fail to qualify as life insurance under the Code if too much premium is paid into the Policy or the diversification and investor control requirements are not met for investments in the Variable Account. Failure to qualify would mean that the death proceeds would be included in the Beneficiary's gross income for federal income tax purposes, and that the Accumulation Value is constructively received before it is actually received. Depending upon the amount of assets in and the level of estate planning undertaken with regard to the Policy Owner's estate, there is also a risk that the Death Benefit payable under this Policy may be subject to estate taxation. See the "Policy Premiums" and "Federal Tax Status".

MODIFIED ENDOWMENT CONTRACT STATUS. It is possible that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"), depending on how rapidly the Policy is funded. A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly Accumulation Value increases. However, any amounts you receive, such as loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution taken before age 59 1/2 that is included in income. See "Federal Tax Status."

FEES AND EXPENSES. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in-force.

The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Sub-Account values could decline depending upon changes in the underlying funds. Depending upon the timing of withdrawals, Owners could lose all or part of their premium payments.

PORTFOLIO RISKS. A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information. There is no assurance that any Portfolio will achieve its stated investment objective.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The charges may not be representative of the charges you will pay. Your Policy's schedule pages indicate the charges applicable to your Policy. More information about your charges is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.

TRANSACTION FEES

This table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.


       CHARGE                WHEN CHARGE IS                      AMOUNT DEDUCTED
                                DEDUCTED            GUARANTEED CHARGE*       CURRENT CHARGE
  Premium Charge(1)     Upon premium payment,      7 percent              4 percent
                        expressed as a percentage
                        of premium payment

  Policy Change         Upon change in Face        $100                   $60
  Transaction Charge    Amount, Death Benefit
                        option, or Risk Class

  Partial Surrender     Upon partial surrender,    2 percent, not to      2 percent, not to
  Transaction Charge    expressed as a percentage  exceed $25             exceed $25
                        of amount surrendered

  Transfer              Upon transfer              $50 for each transfer  Currently, no
  Transaction Charge                                                      transfer transaction
                                                                          charge is assessed
  Optimizer 1 and 2     On the Interim Account     1.25 percent           1.25 percent
  Index Segment         Transfer Date, expressed
  Charge                as a percentage of
                        Accumulation Value
                        allocated to an
                        Optimizer 1 or 2 Indexed
                        Account

(1) The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to
    2.5 percent.

NOTE ABOUT SURRENDER CHARGES: The Policy Issue Charge is used to calculate a Surrender Charge and is described further in the table of Periodic Charges Other Than Investment Option Operating Expenses. For additional information regarding the Policy Issue Charge see "Policy Charges -- Accumulation Value Charges."

       PERIODIC CHARGES OTHER THAN INVESTMENT OPTION OPERATING EXPENSES

The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

        CHARGE                   WHEN CHARGE IS                   AMOUNT DEDUCTED
                                   DEDUCTED            GUARANTEED CHARGE*     CURRENT CHARGE
  Monthly Policy            Monthly, expressed as     $12 plus $0.0125 per   $8
  Charge                    an amount of Face         $1,000 of Face Amount
                            Amount

  Policy Issue
  Charge(1)

    MAXIMUM                 Monthly, within the       $0.78 per $1,000       $0.78 per $1,000
    CHARGE(2)               first ten Policy Years,
                            and within the first ten
                            years of an increase in
                            Face Amount,
                            expressed as an
                            amount of Initial Face
                            Amount or Face
                            Amount increase

    MINIMUM                 Monthly, within the       $0.11 per $1,000       $0.11 per $1,000
    CHARGE(3)               first ten Policy Years,
                            and within the first ten
                            years of an increase in
                            Face Amount,
                            expressed as an
                            amount of Initial Face
                            Amount or Face
                            Amount increase

    CHARGE FOR INSURED      Monthly, within the       $0.21 per $1,000       $0.21 per $1,000
    AGE 35 IN MALE,         first ten Policy Years,
    PREFERRED SELECT        and within the first ten
    NON-TOBACCO RISK        years of an increase in
    CLASS, WITH             Face Amount,
    INCREASING OPTION       expressed as an
    DEATH BENEFIT           amount of Initial Face
                            Amount or Face
                            Amount increase
  Cost of Insurance
  Charge(4)

    MAXIMUM                 Monthly, expressed as     $83.33 per $1,000      $83.33 per $1,000
    CHARGE(5)               an amount of Net
                            Amount at Risk

        CHARGE                  WHEN CHARGE IS                 AMOUNT DEDUCTED
                                  DEDUCTED           GUARANTEED CHARGE*    CURRENT CHARGE
    MINIMUM                 Monthly, expressed as   $0.015 per $1,000(7)  $.005 per $1,000
    CHARGE(6)               an amount of Net
                            Amount at Risk

    CHARGE FOR INSURED      Monthly, expressed as   $0.10 per $1,000      $0.03 per $1,000
    AGE 35 IN MALE,         an amount of Net
    PREFERRED SELECT        Amount at Risk
    NON-TOBACCO RISK
    CLASS

  Mortality and             Monthly, expressed as   .075 percent          0.00 percent
  Expense Risk Charge       a percentage of the
                            Policy Accumulation
                            Value

  Indexed Accounts A        Monthly, expressed as   0.05 percent          0.00 percent
  and B Indexed             a percentage of
  Account Charge(8)         Accumulation Value in
                            Indexed Accounts A
                            and B and in Interim
                            Account scheduled for
                            transfer to Indexed
                            Accounts A and B
  Optimizer 1 and 2         Monthly, expressed as   0.20 percent          0.06 percent
  Indexed Account           a percentage of
  Charge                    Accumulation Value in
                            Optimizer 1 and
                            Optimizer 2 Indexed
                            Accounts and in
                            Interim Account
                            scheduled for transfer
                            to Optimizer 1 and
                            Optimizer 2 Indexed
                            Accounts

  Cash Extra Charge(9)

    MAXIMUM CHARGE          Monthly, expressed as   $100 per $1,000       $100 per $1,000
                            an amount of Face
                            Amount
    MINIMUM CHARGE          Monthly                 $0                    $0

    CHARGE FOR INSURED      Monthly, expressed as   $0.01 per $1,000      $0.01 per $1,000
    AGE 35 IN MALE,         an amount of Initial
    PREFERRED SELECT        Face Amount
    NON-TOBACCO RISK
    CLASS, IMPAIRED
    DRIVING HISTORY

        CHARGE                WHEN CHARGE IS                       AMOUNT DEDUCTED
                                DEDUCTED             GUARANTEED CHARGE*          CURRENT CHARGE
  Net Fixed Interest      Annually, on each       The net fixed interest    The net fixed interest
  Rate Policy Loan        Policy Anniversary,     rate policy loan          rate policy loan
  Interest Charge(10)     and upon a policy loan  interest charge is        interest charge depends
                          transaction, full       1 percent.                upon how long the
                          surrender, policy                                 policy has been in
                          Termination or death                              force. For policies in
                          of the Insured                                    force less than or equal
                                                                            to ten years, the net
                                                                            fixed interest rate
                                                                            policy loan interest
                                                                            charge is 1.0 percent.
                                                                            For policies in force
                                                                            more than ten years,
                                                                            the net fixed interest
                                                                            rate policy loan
                                                                            interest charge is
                                                                            0.10 percent.

  Variable Rate Policy    Annually, on each       The greater of:           4 percent
  Loan Interest Charge    Policy Anniversary,     (1) the published
                          and upon a policy loan  monthly average
                          transaction, full       (Moody's Corporate
                          surrender, policy       Bond Yield Average-
                          Termination or death    Monthly Average
                          of the Insured          Corporates) as
                                                  published by Moody's
                                                  Investors Service, Inc.
                                                  or its successor for the
                                                  calendar month ending
                                                  two months prior to
                                                  the date the rate of
                                                  interest for the policy
                                                  loan is determined, and
                                                  (2) the guaranteed
                                                  interest rate for the
                                                  Guaranteed Interest
                                                  Account plus one (1)
                                                  percent per annum.

(1) The Policy Issue Charge varies based on the insured's gender, Risk Class, age, the Death Benefit Option, and Face Amount option chosen. For policies that are terminated or fully surrendered within the first ten years after Policy issue or within ten years of an increase in Face Amount, we will assess a surrender charge equal to the lesser of 60 times the Policy Issue Charge for the initial face amount increase as applicable or the sum of any remaining Policy Issue Charges for the Initial Face Amount or Face Amount increase multiplied by a factor of 2.0, as applicable. For policies issued prior to May 16, 2015, the surrender charge for the initial Face Amount or any Face Amount increase will equal the sum of any remaining Policy Issue Charges for the initial Face Amount or the Face Amount increase, as applicable, measured from policy termination or full surrender to the end of the ten year surrender charge period.
(2) The maximum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Select Risk Class, Age 80, Level Option Death Benefit.
(3) The minimum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Tobacco Risk Class, Age 0, Level Option Death Benefit.
(4) The Cost of Insurance Charge will vary based on the insured's gender, Risk Class, and age.
(5) The maximum Cost of Insurance Charge assumes the insured has the following characteristics: Male, Standard Non-Tobacco, Age 120.
(6) The minimum Cost of Insurance Charge assumes the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 6.
(7) The Net Amount at Risk is equal to the Death Benefit payable divided by the Net Amount at Risk divisor, as shown on the policy data pages of your Policy, minus Policy Accumulation Value.
(8) The Indexed Account Charge is assessed to help cover administrative and other expenses associated with making available the Fixed Indexed Accounts.
(9) The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured's gender, Risk Class and age. See the Cash Extra Charge discussion in the Section entitled "Policy Charges -- Cash Extra Charge."
(10)We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of three percent (3.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of two percent (2.0 percent) for Policies held less than ten years and an annual rate of two and nine-tenths percent (2.9 percent) for Policies held more than ten years.

    CHARGE FOR            WHEN CHARGE IS                AMOUNT DEDUCTED
   AGREEMENT(1)              DEDUCTED         GUARANTEED CHARGE*   CURRENT CHARGE
  Waiver of Premium
  Agreement

    MAXIMUM            Monthly, expressed as  $0.51 per $1,000    $0.51 per $1,000
    CHARGE(2)          an amount of Face
                       Amount

    MINIMUM            Monthly, expressed as  $0.01 per $1,000    $0.01 per $1,000
    CHARGE(3)          an amount of Face
                       Amount

     CHARGE FOR                WHEN CHARGE IS                AMOUNT DEDUCTED
     AGREEMENT(1)                 DEDUCTED         GUARANTEED CHARGE*   CURRENT CHARGE
    CHARGE FOR INSURED      Monthly, expressed as  $0.035 per $1,000   $0.035 per $1,000
    AGE 30 IN MALE,         an amount of Face
    STANDARD                Amount
    NON-TOBACCO RISK
    CLASS, WITH
    INCREASING OPTION
    DEATH BENEFIT

  Waiver of Charges
  Agreement

    MAXIMUM                 Monthly, expressed as  $0.38 per $1,000    $0.38 per $1,000
    CHARGE(4)               an amount of Face
                            Amount

    MINIMUM                 Monthly, expressed as  $0.01 per $1,000    $0.01 per $1,000
    CHARGE(5)               an amount of Face
                            Amount

    CHARGE FOR INSURED      Monthly, expressed as  $0.025 per $1,000   $0.025 per $1,000
    AGE 30 IN MALE,         an amount of Face
    STANDARD                Amount
    NON-TOBACCO RISK
    CLASS, WITH
    INCREASING OPTION
    DEATH BENEFIT
  Term Insurance
  Agreement

    MAXIMUM                 Monthly, expressed as  $83.33 per $1,000   $27.69 per $1,000
    CHARGE(6)               an amount of Net
                            Amount at Risk

    MINIMUM                 Monthly, expressed as  $0.015 per $1,000   $0.006 per $1,000
    CHARGE(7)               an amount of Net
                            Amount at Risk

    CHARGE FOR INSURED      Monthly, expressed as  $0.22 per $1,000    $0.07 per $1,000
    AGE 45 IN MALE,         an amount of Net
    PREFERRED SELECT        Amount at Risk
    NON-TOBACCO RISK
    CLASS, WITH
    INCREASING OPTION
    DEATH BENEFIT

  Children's Term           Monthly, expressed as  $0.40 per $1,000    $0.40 per $1,000
  Agreement                 an amount of coverage

     CHARGE FOR                 WHEN CHARGE IS                AMOUNT DEDUCTED
     AGREEMENT(1)                 DEDUCTED          GUARANTEED CHARGE*   CURRENT CHARGE
  Overloan Protection
  Agreement

    MAXIMUM                 Upon exercise of        7 percent           5 percent
    CHARGE(8)               Agreement, expressed
                            as a percentage of
                            Policy Accumulation
                            Value upon exercise of
                            Agreement

    MINIMUM                 Upon exercise of        7 percent           5 percent
    CHARGE(9)               Agreement, expressed
                            as a percentage of
                            Policy Accumulation
                            Value upon exercise of
                            Agreement

    CHARGE FOR INSURED      Upon exercise of        7 percent           5 percent
    AGE 75 IN MALE,         Agreement, expressed
    STANDARD                as a percentage of
    NON-TOBACCO RISK        Policy Accumulation
    CLASS                   Value upon exercise of
                            Agreement

  Early Values              Monthly, expressed as   0.05 percent        0.01 percent
  Agreement(10)             a percentage of
                            Accumulation Value
                            less Policy loan

  Guaranteed
  Insurability
  Option(11)

    MAXIMUM                 Monthly, expressed as   $0.192 per $1,000   $0.192 per $1,000
    CHARGE(12)              an amount of
                            additional insurance
                            coverage

    MINIMUM                 Monthly, expressed as   $0.032 per $1,000   $0.032 per $1,000
    CHARGE(13)              an amount of
                            additional insurance
                            coverage

    CHARGE FOR INSURED      Monthly, expressed as   $0.044 per $1,000   $0.044 per $1,000
    AGE 7 IN MALE,          an amount of
    PREFERRED               additional insurance
    NON-TOBACCO RISK        coverage
    CLASS

     CHARGE FOR                 WHEN CHARGE IS                   AMOUNT DEDUCTED
     AGREEMENT(1)                 DEDUCTED           GUARANTEED CHARGE*     CURRENT CHARGE
  Long Term Care
  Agreement(14)

    MAXIMUM                 Monthly, expressed as   $3.619 per $1,000     $2.353 per $1,000
    CHARGE(15)              an amount of long term
                            care Net Amount at
                            Risk

    MINIMUM                 Monthly, expressed as   $0.014 per $1,000     $0.00483 per $1,000
    CHARGE(16)              an amount of long term
                            care Net Amount at
                            Risk

    CHARGE FOR INSURED      Monthly, expressed as   $0.287167 per $1,000  $0.11 per $1,000
    AGE 55 IN MALE,         an amount of long term
    STANDARD                care Net Amount at
    NON-TOBACCO RISK        Risk
    CLASS, 2 PERCENT
    MONTHLY BENEFIT
    PERCENTAGE

  Inflation
  Agreement(17)

    MAXIMUM CHARGE          Monthly                 $5.00                 $5.00

    MINIMUM CHARGE          Monthly                 $0.50                 $0.50
    CURRENT CHARGE FOR      Monthly                 $0.83                 $0.83
    ALL INSUREDS

  Guaranteed Income         Upon exercise of        10 percent            5 percent
  Agreement(18)             Agreement, expressed
                            as a percentage of
                            Policy Accumulation
                            Value upon exercise of
                            Agreement

  Business
  Continuation
  Agreement(19)

    MAXIMUM                 Monthly, expressed as   $0.328 per $1,000     $0.328 per $1,000
    CHARGE(20)              an amount of
                            additional insurance
                            coverage

    MINIMUM                 Monthly, expressed as   $0.0083 per $1,000    $0.0083 per $1,000
    CHARGE(21)              an amount of
                            additional insurance
                            coverage

      CHARGE FOR                WHEN CHARGE IS                   AMOUNT DEDUCTED
     AGREEMENT(1)                  DEDUCTED          GUARANTEED CHARGE*     CURRENT CHARGE
    CHARGE FOR INSURED       Monthly, expressed as  $0.013 per $1,000     $0.013 per $1,000
    MALE, STANDARD           an amount of
    NON-TOBACCO,             additional insurance
    AGE 40, DESIGNATED       coverage
    INSURED MALE
    NON-TOBACCO,
    AGE 40

  Guaranteed
  Insurability Option
  for Business(22)

    MAXIMUM                  Monthly, expressed as  $0.602 per $1,000     $0.602 per $1,000
    CHARGE(23)               an amount of
                             additional insurance
                             coverage
    MINIMUM                  Monthly, expressed as  $0.065 per $1,000     $0.065 per $1,000
    CHARGE(24)               an amount of
                             additional insurance
                             coverage

    CHARGE FOR INSURED       Monthly, expressed as  $0.273 per $1,000     $0.273 per $1,000
    MALE STANDARD            an amount of
    NON-TOBACCO,             additional insurance
    AGE 45                   coverage

  Accelerated Death
  Benefit for Chronic
  Illness
  Agreement(25)

    MAXIMUM                  Monthly, expressed as  $3.619 per $1,000     $2.353 per $1,000
    CHARGE(26)               an amount of chronic
                             illness Net Amount at
                             Risk

    MINIMUM                  Monthly, expressed as  $0.014 per $1,000     $0.00483 per $1,000
    CHARGE(27)               an amount of chronic
                             illness Net Amount at
                             Risk

    CHARGE FOR INSURED       Monthly, expressed as  $0.287167 per $1,000  $0.11 per $1,000
    AGE 55 IN MALE,          an amount of chronic
    STANDARD NON-            illness Net Amount at
    TOBACCO RISK CLASS,      Risk
    2 PERCENT MONTHLY
    BENEFIT PERCENTAGE

(1) The charges for the Waiver of Premiums Agreement, Waiver of Charges Agreement, Term Insurance Agreement, Business Continuation Agreement, Guaranteed Insurability Option, Guaranteed Insurability Option for Business, Long Term Care Agreement, and Accelerated Death Benefit for Chronic Illness Agreement vary based on the insured's gender, Risk Class, age, and Death Benefit option. The charge for the Overloan Protection Agreement varies based on the insured's gender, Risk Class, Age, and Accumulation Value under the Policy upon exercise of that Agreement.
(2) The maximum Waiver of Premium Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Level Option Death Benefit.
(3) The minimum Waiver of Premium Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Option Death Benefit.
(4) The maximum Waiver of Charges Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Increasing Option Death Benefit.
(5) The minimum Waiver of Charges Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Option Death Benefit.
(6) The maximum Term Insurance Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 99, Level Option Death Benefit.
(7) The minimum Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 6, Level Option Death Benefit.
(8) The maximum Overloan Protection Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 70.
(9) The minimum Overloan Protection Charge assumes that the insured has the following characteristics: Female, Preferred Select, Age 99.
(10) The minimum and maximum charge for the Early Values Agreement is not affected by the age, Risk Class, gender or other characteristics of the insured. See the Early Values Agreement discussion in the section entitled "Supplemental Agreements."
(11) The Guaranteed Insurability Option (GIO) Charge varies based upon the insured's gender, Risk Class, age and the amount of additional coverage layer that is elected when the GIO is purchased. See the Guaranteed Insurability Option discussion in the section entitled "Supplemental Agreements."
(12) The maximum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 37.
(13) The minimum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 0.
(14) See the Long Term Care Agreement discussion in the section entitled "Supplemental Agreements."
(15) The maximum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 4% monthly benefit.
(16) The minimum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2% monthly benefit.
(17) The Inflation Agreement Charge is the same for all genders, Risk Classes, and Ages. See the Inflation Agreement discussion in the section entitled "Supplemental Agreements."
(18) The Guaranteed Income Agreement Charge is the same for all genders, Risk Classes and Ages.
(19) The Business Continuation Agreement Charge varies based upon the insured's age and tobacco status. See the Business Continuation Agreement discussion in the section entitled "Supplemental Agreements."
(20) The maximum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Tobacco, Age 55, Designated Insured Male Standard Tobacco, Age 70.

(21) The minimum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Non-Tobacco, Age 18, Designated Insured Male Non-Tobacco, Age 18.
(22) The Guaranteed Insurability Option for Business Charge varies based upon the insured's age and tobacco status. See the Guaranteed Insurability Option for Business discussion in the section entitled "Supplemental Agreements."
(23) The maximum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 54.
(24) The minimum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Female, Standard Non-Tobacco, Age 18.
(25) See the Accelerated Death Benefit for Chronic Illness Agreement discussion in the section entitled "Supplemental Agreements."
(26) The maximum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, issue age 80, 4% monthly benefit.
(27) The minimum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, issue age 20, 2% monthly benefit.
* Unless otherwise stated, the Guaranteed Charge is the maximum Periodic Charge that may be assessed under the Policy.

               TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS/(1)/


The next table shows the minimum and maximum expenses (as a percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2017. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.(2)



                                 CHARGE                                     MINIMUM MAXIMUM(3)
  Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service
  (12b-1) fees, and other expenses)                                          0.20%     1.71%

(1) The table showing the range of expenses for the Portfolios takes into account the expenses of the Morningstar ETF Asset Allocation Portfolios and the Managed Volatility Funds, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, each of which are referred to as an "Acquired Fund". A "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In the case of the Morningstar ETF Asset Allocation Portfolios, the Acquired Funds are exchange traded funds of ETF's. In determining the range of the Portfolio expenses, we have taken into account the information received from Morningstar and the Managed Volatility Fund advisors on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by any of the Morningstar ETF Asset Allocation Portfolios or the Managed Volatility Funds as a result of its investment in shares of one or more Acquired Funds. For more information regarding the allocation of indirect expenses please see the underlying fund prospectus. See the prospectuses for the Morningstar ETF Asset Allocation Portfolios or Managed Volatility Funds for a presentation of the applicable Acquired Fund fees and expenses.
(2) If the Policy Owner is deemed to have engaged in "market-timing" the Funds may assess redemption fees. See "Market-Timing and Disruptive Trading."
(3) The minimum and maximum Total Annual Portfolio Company Operating Expense figures in the above table do not reflect the effect of any fee waiver or expense reimbursement arrangement.

GENERAL DESCRIPTIONS

MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company, a life insurance company organized under the laws of Minnesota. Our Home Office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 651-665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.


INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

On June 11, 2007, our Board of Directors established the Minnesota Life Individual Variable Universal Life Account, as a separate account in accordance with Minnesota insurance law. The Variable Account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"), but registration does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Account. The Variable Account meets the definition of a "separate account" under the federal securities laws.

We are the legal Owner of the assets in the Variable Account. Minnesota Life is obligated to pay all amounts promised to Policy Owners and Beneficiaries under the Policies. The Minnesota law under which the Variable Account was established provides that the assets of the Variable Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable universal life insurance policies for which the Variable Account was established. The investment performance of the Variable Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.

The Variable Account currently has 24 Sub-Accounts to which you may allocate Net Premiums. Each Sub-Account invests in shares of a corresponding Portfolio of the Funds.

THE FUNDS

Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.

NOTE: If you received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

                                                   INVESTMENT                            INVESTMENT
           FUND/PORTFOLIO                    ADVISER AND SUB-ADVISER                      OBJECTIVE
           --------------                    -----------------------                      ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
Dynamic Asset Allocation Portfolio --  AllianceBernstein L.P.               The investment seeks to maximize
Class B Shares*                                                             total return consistent with the
                                                                            Adviser's determination of reasonable
                                                                            risk.
ALPS VARIABLE INVESTMENT TRUST
Morningstar Aggressive Growth ETF      ALPS Advisors, Inc.                  Seeks capital appreciation.
Asset Allocation Portfolio -- Class I  SUB-ADVISER: Morningstar Investment
Shares                                 Management LLC

                                                       INVESTMENT                              INVESTMENT
             FUND/PORTFOLIO                      ADVISER AND SUB-ADVISER                        OBJECTIVE
             --------------                      -----------------------                        ----------
Morningstar Balanced ETF Asset             ALPS Advisors, Inc.                  Seeks capital appreciation and some
Allocation Portfolio -- Class I Shares     SUB-ADVISER: Morningstar Investment  current income.
                                           Management LLC

Morningstar Conservative ETF Asset         ALPS Advisors, Inc.                  Seeks current income and preservation
Allocation Portfolio -- Class I Shares     SUB-ADVISER: Morningstar Investment  of capital.
                                           Management LLC

Morningstar Growth ETF Asset               ALPS Advisors, Inc.                  Seeks capital appreciation.
Allocation Portfolio -- Class I Shares     SUB-ADVISER: Morningstar Investment
                                           Management LLC

Morningstar Income and Growth ETF          ALPS Advisors, Inc.                  Seeks current income and capital
Asset Allocation Portfolio -- Class I      SUB-ADVISER: Morningstar Investment  appreciation.
Shares                                     Management LLC
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small Cap Value VIP Fund --       Franklin Advisory Services, LLC      Seeks long term total return. Under
Class 1 Shares                                                                  normal market conditions, the fund
                                                                                invests at least 80% of its net assets in
                                                                                investments of small capitalization
                                                                                companies.
IVY VARIABLE INSURANCE PORTFOLIOS
Ivy VIP Asset Strategy -- Class II Shares  Ivy Investment Management Company    Seeks high total return over the long
                                                                                term.

Ivy VIP Pathfinder Moderate -- Managed     Ivy Investment Management Company    To seek to provide total return
Volatility -- Class II Shares*             SUB-ADVISER: Securian Asset          consistent with a moderate level of risk
                                           Management, Inc.                     as compared to the other Ivy VIP
                                                                                Pathfinder Managed Volatility
                                                                                Portfolios, while seeking to manage
                                                                                volatility of investment return.
MFS(R) VARIABLE INSURANCE TRUST II
MFS(R) International Value Portfolio --    Massachusetts Financial Services     To seek capital appreciation.
Initial Class                              Company
NORTHERN LIGHTS VARIABLE TRUST (TOPS)
TOPS(R) Managed Risk Flex ETF Portfolio*   ValMark Advisers, Inc.               Seeks to provide income and capital
                                           SUB-ADVISER: Milliman, Inc.          appreciation with less volatility than
                                                                                the fixed income and equity markets as
                                                                                a whole.
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Global Diversified Allocation    Pacific Investment Management        Seeks to maximize risk-adjusted total
Portfolio -- Advisor Class Shares*         Company LLC ("PIMCO")                return relative to a blend of 60% MSCI
                                                                                World Index 40% Bloomberg Barclays
                                                                                U.S. Aggregate Index.
SECURIAN FUNDS TRUST
SFT Core Bond Fund -- Class 1 Shares       Securian Asset Management, Inc.      Seeks high level of long term total rate
                                                                                of return as is consistent with prudent
                                                                                investment risk; preservation of capital
                                                                                is a secondary objective.

                                                     INVESTMENT                              INVESTMENT
           FUND/PORTFOLIO                      ADVISER AND SUB-ADVISER                        OBJECTIVE
           --------------                      -----------------------                        ----------
SFT Dynamic Managed Volatility Fund*   Securian Asset Management, Inc.          Seeks to maximize risk-adjusted total
                                                                                return relative to its blended
                                                                                benchmark index comprised of 60%
                                                                                S&P 500 Index and 40% Bloomberg
                                                                                Barclays U.S. Aggregate Bond Index
                                                                                (the Benchmark Index).

SFT Index 400 Mid-Cap Fund -- Class 1  Securian Asset Management, Inc.          Seeks investment results generally
Shares                                                                          corresponding to the aggregate price
                                                                                and dividend performance of publicly
                                                                                traded stocks that comprise the
                                                                                Standard & Poor's 400 MidCap Index
                                                                                (the S&P 400).

SFT Index 500 Fund -- Class 1 Shares   Securian Asset Management, Inc.          Seeks investment results that
                                                                                correspond generally to the price and
                                                                                yield performance of common stocks
                                                                                included in the Standard & Poor's 500
                                                                                Composite Stock Price Index (the
                                                                                S&P 500).

SFT Managed Volatility Equity Fund*    Securian Asset Management, Inc.          Seeks to maximize risk-adjusted total
                                                                                return relative to its blended
                                                                                benchmark index comprised of 60%
                                                                                S&P Low Volatility Index, 20% S&P
                                                                                BMI International Developed Low
                                                                                Volatility Index and 20% Bloomberg
                                                                                Barclays U.S. 3 Month Treasury
                                                                                Bellwether Index (the Benchmark
                                                                                Index).

SFT Real Estate Securities Fund --     Securian Asset Management, Inc.          Seeks above average income and long
Class 1 Shares                                                                  term growth of capital.

SFT Ivy/SM/ Growth Fund                Securian Asset Management, Inc.          Seeks to provide growth of capital.
                                       SUB-ADVISER: Ivy Investment
                                       Management Company

SFT Ivy/SM/ Small Cap Growth Fund      Securian Asset Management, Inc.          Seeks to provide growth of capital.
                                       SUB-ADVISER: Ivy Investment
                                       Management Company

SFT T. Rowe Price Value Fund           Securian Asset Management, Inc.          Seeks to provide long-term capital
                                       SUB-ADVISER: T. Rowe Price Associates,   appreciation by investing in common
                                       Inc.                                     stocks believed to be undervalued.
                                                                                Income is a secondary objective.

SFT Wellington Core Equity Fund --     Securian Asset Management, Inc.          Seeks growth of capital.
Class 1 Shares                         SUB-ADVISER: Wellington Capital
                                       Management LLP
VANGUARD(R) VARIABLE INSURANCE FUND
International Portfolio                Schroder Investment Management           Seeks long term capital appreciation.
                                       North America, Inc. and Baillie Gifford
                                       Overseas Ltd

Small Company Growth Portfolio         ArrowMark Colorado Holdings, LLC         Seeks long term capital appreciation.
                                       and The Vanguard Group, Inc.

*  This Fund employs a Managed Volatility Strategy.

ADDITIONS, DELETIONS OR SUBSTITUTIONS
We reserve the right to add, combine or remove any Sub-Accounts of the Variable Account and to transfer the assets of one or more Sub-Accounts to any other Sub-Account as permitted by law. Each additional Sub-Account will purchase shares in a new Portfolio or mutual fund. Such Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the Sub-Accounts of the Variable Account. New investment options will be made available to existing Policy Owners as we determine in our sole discretion.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Variable Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or Portfolio for a Sub-Account. Substitution may be made with respect to existing Accumulation Values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

We reserve the right to transfer assets of the Variable Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and the SEC.

We also reserve the right, when permitted by law, to de-register the Variable Account under the 1940 Act, to restrict or eliminate any voting rights of the Policy Owners, to combine the Variable Account with one or more of our other separate accounts, operate the Variable Account or a Sub-Account as either a unit investment trust or management company under the 1940 Act, or in any other form allowed by law, terminate and/or liquidate the Variable Account, and make any changes to the Variable Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any applicable federal or state laws.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts issued by Minnesota Life and by other affiliated and unaffiliated life insurance companies, and as investment medium to fund plan benefits for participating qualified plans. It is possible that there may be circumstances where it is disadvantageous for either: (i) the Owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the Owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such Policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's board of directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of Policy Owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

THE GUARANTEED INTEREST ACCOUNT, THE FIXED INDEXED ACCOUNTS AND THE FIXED LOAN ACCOUNT

The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish.

Because of exemptive and exclusionary provisions, interests in our General Account have not been registered as securities under the Securities Act of 1933, and the General Account has not been registered as an investment company under the 1940 Act. However, disclosures regarding the Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Interests in the Fixed Indexed Accounts have not been registered with the SEC. Minnesota Life believes that there are sufficient insurance elements and guarantees with respect to interests in the Fixed Indexed Accounts to qualify for an exemption from registration under the federal securities laws under
Section 3(a)(8) of the Securities Act of 1933. With respect to the Fixed Indexed Accounts, the Policy is in substantial compliance with the conditions set forth in Section 989J(a)(1) - (3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act.

The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are those portions of our general assets which are attributable to the Policy and other policies of its class. The description is for accounting purposes only and does not represent a division of our General Account for the specific benefit of policies of this class. Allocations to the Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account become part of our general assets and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account. Policy Owners do not share in the actual investment experience of the assets in our General Account.

INVESTORS LOOK TO THE FINANCIAL STRENGTH OF THE INSURANCE COMPANY FOR ITS INSURANCE GUARANTEES. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

You may allocate a portion or all of the Net Premiums or transfer Accumulation Value from the Sub-Accounts of the Variable Account to accumulate at a fixed rate of interest in the Guaranteed Interest Account. We guarantee such amounts as to principal and a minimum rate of interest. You may also allocate all of the Net Premiums or transfer Accumulation Value to the Fixed Indexed Accounts.

Transfers among and between the Guaranteed Interest Account, the Fixed Indexed Accounts and the Sub-Accounts of the Variable Account are subject to certain limitations with respect to timing and amount. These limitations are described under the "Transfers" section of this prospectus.

GUARANTEED INTEREST ACCOUNT. We bear the full investment risk for amounts allocated to the Guaranteed Interest Account and guarantee that interest credited to each Owner's Accumulation Value in the Guaranteed Interest Account will not be less than an annual rate of interest of 2 percent without regard to the actual investment experience of the Guaranteed Interest Account. We may, at our sole discretion, credit a higher rate of interest, although we are not obligated to credit interest in excess of 2 percent per year, and may not do so. Any interest credited on the Policy's Accumulation Value in the Guaranteed Interest Account in excess of the guaranteed minimum interest rate will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum interest rate.

FIXED INDEXED ACCOUNTS. Each Fixed Indexed Account is comprised of Segments. A Segment is established when you allocate Net Premium to a Fixed Indexed Account on an Interim Account Transfer Date, transfer Accumulation Value from the Interim Account to a Fixed Indexed Account on an Interim Account Transfer Date or rollover Accumulation Value from a prior Segment to a new Segment. Each Segment has a duration of one year, known as an Index Credit Term.

We do not allow additional allocations of Net Premium or Accumulation Value to a Segment during the Index Credit Term and you may not transfer Accumulation Value from a Segment to any other Investment Option under the Policy until the end of an Index Credit Term. At the end of an Index Credit Term, we will automatically transfer your Accumulation Value in the Segment to a new Segment in the same Fixed Indexed Account unless you have instructed us to transfer the Accumulation Value to one or more other Investment Options available under the Policy prior to the end of the Index Credit Term.

We credit interest to your Accumulation Value in each Segment, known as an Index Credit. At the end of an Index Credit Term, we credit an Index Credit based in part on any positive change in the S&P 500(R), over the Index Credit Term. We do not credit negative interest to Accumulation Value in a Segment, which means that if there is a negative change in the value of S&P 500(R) over the Index Credit Term, we will not reduce your Accumulation Value in that Segment to reflect the negative change in the S&P 500(R). However, in that case, we will also not credit any Index Credit to your Accumulation Value in the Segment. The Optimizer 1 Indexed Account has a Growth Floor of 1%, meaning that for changes in the Index that are less than 1%, we will multiply the Growth Floor of 1% by the Participation Rate to determine the Index Credit rate. We will then multiply the Index Credit rate by your Accumulation Value in the Segment at the end of the Index Credit Term to determine the amount of the Index Credit. All other Fixed Indexed Account options have a Growth Floor of zero.

Each Segment is subject to a Participation Rate. The Participation Rate is a percentage of a positive change in the S&P 500(R) or the Growth Cap that we use to calculate Index Credits that we credit your Accumulation Value in a Segment.

The Growth Cap is the highest positive percentage change in the value of the S&P 500(R) over an Index Credit Term that we will use in determining the amount of an Index Credit. If the actual positive percentage change in value of the S&P 500(R) over the Index Credit Term is higher than the Growth Cap, we will use the Growth Cap to determine the Index Credit. In that case, we will multiply the Growth Cap by the Participation Rate to determine the Index Credit rate. We will then multiply the Index Credit rate by your Accumulation Value in the Segment at the end of the Index Credit Term to determine the amount of the Index Credit. If the positive percentage change in value of the S&P 500(R) is less than the Growth Cap and more than the Growth Floor, we would use the percentage change in value of the S&P 500(R) to determine the Index Credit rate and Index Credit.

The Growth Cap for new Segments in each Fixed Indexed Account is subject to change at the Company's discretion, however, once we set the Growth Cap for a Segment, that Growth Cap will not change for the duration of the Index Credit Term. We guarantee that the Growth Cap for Fixed Indexed Account A will not be lower than a 2% annual interest rate, the Growth Cap for Fixed Indexed Account B will not be lower than a 1.43% annual interest rate, the Growth Cap for the Optimizer 1 Indexed Account will not be lower than a 4% annual interest rate and the Growth Cap for the Optimizer 2 Indexed Account will not be lower than a 6% annual interest rate.


We will notify you in your Annual Report or by other written notice of the Growth Cap and Participation Rate for new Segments beginning after the date of the Annual Report. The Growth Cap and Participation Rate for the Segments of your initial premium are the Growth Caps and Participation Rates in effect as of the Interim Account Transfer Date on or following the effective date of your initial premium.

The way we calculate Index Credits is different from the way Accumulation Value allocated to the Variable Account, such as the SFT Index 500 Fund Sub-Account, is calculated. The SFT Index 500 Fund Sub-Account invests in the SFT Index 500 Fund, whose investment strategy is to invest at least 80% of its assets in equity securities of companies that are included in the S&P 500(R). Accumulation value allocated to the SFT Index 500 Fund Sub-Account is valued daily based on the net asset value of the underlying SFT Index 500 Fund. The SFT Index 500 Fund Sub-Account reflects changes in the net asset value of the underlying SFT Index 500 Fund.

Conversely, the Fixed Indexed Accounts are part of the Company's General Account. Investment of General Account assets is at Minnesota Life's sole discretion, subject to applicable law and regulation. Index Credits credited to Segments in any of the Fixed Indexed Account are linked to the performance of the S&P 500(R). We use a one-year point-to-point interest crediting strategy that credits interest based on the percentage change in value of the S&P 500(R) between two points in time over a one year period, the Index Credit Term, or the Growth Cap, subject to a Participation Rate, as described above.

Except for the Optimizer 1 Indexed Account, there is no guarantee that any Index Credit will be credited to your Accumulation Value in a Segment at the end of an Index Credit Term.

The growth caps and participation rates that apply to accumulation value in the fixed indexed accounts are shown in the following chart:


                        INDEXED SEGMENT CREATED OR
                        RESULTING FROM A TRANSFER FROM         INDEXED   INDEXED  OPTIMIZER OPTIMIZER
                        A PRIOR SEGMENT IN:                   ACCOUNT A ACCOUNT B ACCOUNT 1 ACCOUNT 2
                        -------------------------------       --------- --------- --------- ---------
                        May 2013 through April 2015             12.00%    7.50%     18.00%  No Limit
                        May 2015 through May 2016               11.00%    6.50%     18.00%  No Limit
                        June 2016 through April 2018            10.50%    6.50%     18.00%  No Limit
                        May 2018 and later                       9.75%    6.25%     17.00%  No Limit

         PARTICIPATION  PARTICIPATION RATE FOR INDEXED
            RATES       SEGMENTS CREATED OR RESULTING
                        FROM A TRANSFER FROM A PRIOR
                        SEGMENT IN:
                        -------------------------------
                        May 2014 to April 2015                    100%     140%       100%        90%
                        May 2015 to April 2018                    100%     140%       100%        90%
                        May 2018 and later                        100%     140%       100%        85%
                        GUARANTEED PARTICIPATION RATE             100%     140%       100%        50%


EXAMPLES. Set forth below is a set of examples for each Indexed Account option that shows how we calculate Index Credits.

INDEXED ACCOUNT A

The first example shows how we calculate an Index Credit when the Index increases over the Index Credit Term, but the percentage increase in the Index does not exceed the applicable Growth Cap. The second example shows how we calculate an Index Credit when the Index increases over the Index Credit Term and the percentage increase in the Index is greater than the applicable Growth Cap. The third example shows how we calculate Index Credits when there is a decline in the Index over the Index Credit Term.

EXAMPLE 1:  APPLICABLE GROWTH CAP RATE EXCEEDS PERCENTAGE INCREASE FOR INDEX

Assumptions:

  .  The value of the S&P 500(R) on the Segment Date is 1,000;

  .  The value of the S&P 500(R) at the end of the Index Credit Term is 1,050;

  .  The Growth Cap for the Segment is 12%, or 0.12;

  .  The Participation Rate for the Segment is 100%; and

  . The Accumulation Value under the Segment at the end of the Index Credit Term is $10,000.

First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,050). We divide the result (50) by the value of the S&P 500(R) on the Segment Date (1,000).

                               1,050 - 1,000
                       -----------------------=   5.00%
                               1,000

Second, we multiply the lesser of the result (5.00%) and the Growth Cap (12.00%) by the Participation Rate (100%). In this case, the result is lower than the Growth Cap, so we multiple the result (5.00%) by the Participation Rate (100%) to determine the Index Credit rate (5.00%).

Third, we determine the amount of the Index Credit. We multiply the Index Credit rate (5.00%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).

                           5.00% X $10,000  =   $500

The Segment earned a $500.00 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $10,500 ($10,000 + $500).

EXAMPLE 2:  PERCENTAGE INCREASE OF INDEX EXCEEDS APPLICABLE GROWTH CAP

Assumptions are the same as Example 1, except:

  .  The value of the S&P 500(R) at the end of the Index Credit Term is 1,200.

First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,200). We divide the result (200) by the value of the S&P 500(R) on the Segment Date (1,000).

                               1,200 - 1,000
                       -----------------------=   20.00%
                               1,000

Second, we multiply the lesser of the result (20.00%) and the Growth Cap (12.00%) by the Participation Rate (100%). In this case, the result is higher than the Growth Cap, so we multiply the Growth Cap (12.00%) by the Participation Rate (100%) to determine the Index Credit rate (12.00%).

Third, we determine the amount of the Index Credit. We multiply the Index Credit rate (12.00%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).

                         12.00% X $10,000  =   $1,200

The Segment earned a $1,200 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $11,200 ($10,000 + $1,200).

EXAMPLE 3:  INDEX DECLINES

Assumptions are the same as Example 1, except:

  .  The value of the S&P 500(R) at the end of the Index Credit Term is 700.

First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (700). We divide the result (-300) by the value of the S&P 500(R) on the Segment Date (1,000).

                               700 - 1,000
                       ---------------------=   -30.00%
                              1,000

Since the Index Credit cannot be less than zero, a 0% Index Credit rate is used.

The Segment earned a $0 Index Credit. Thus, the Accumulation Value after we calculate the amount of the Index Credit equals $10,000 ($10,000 + $0).

INDEXED ACCOUNT B

The first example shows how we calculate an Index Credit when the Index increases over the Index Credit Term, but the percentage increase in the Index does not exceed the applicable Growth Cap. The second example shows how we calculate an Index Credit when the Index increases over the Index Credit Term and the percentage increase in the Index is greater than the applicable Growth Cap. The third example shows how we calculate Index Credits when there is a decline in the Index over the Index Credit Term.

EXAMPLE 1:  APPLICABLE GROWTH CAP RATE EXCEEDS PERCENTAGE INCREASE FOR INDEX

Assumptions:

  .  The value of the S&P 500(R) on the Segment Date is 1,000;

  .  The value of the S&P 500(R) at the end of the Index Credit Term is 1,050;

  .  The Growth Cap for the Segment is 7.5%, or 0.075;

  .  The Participation Rate for the Segment is 140%; and

  . The Accumulation Value under the Segment at the end of the Index Credit Term is $10,000.

First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,050). We divide the result (50) by the value of the S&P 500(R) on the Segment Date (1,000).

                              (1,050 - 1,000)
                      -------------------------=   5.00%
                               1,000

Second, we multiply the lesser of the result (5.00%) and the Growth Cap (7.50%) by the Participation Rate (140%). In this case, the result is lower than the Growth Cap, so we multiple the result (5.00%) by the Participation Rate (140%) to determine the Index Credit rate (7.00%).

Third, we determine the amount of the Index Credit. We multiply the Index Credit rate (7.00%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).

                           7.00% X $10,000  =   $700

The Segment earned a $700.00 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $10,700 ($10,000 + $700).

EXAMPLE 2:  PERCENTAGE INCREASE OF INDEX EXCEEDS APPLICABLE GROWTH CAP

Assumptions are the same as Example 1, except:

  .  The value of the S&P 500(R) at the end of the Index Credit Term is 1,200.

First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,200). We divide the result (200) by the value of the S&P 500(R) on the Segment Date (1,000).

                              (1,200 - 1,000)
                      -------------------------=   20.00%
                               1,000

Second, we multiply the lesser of the result (20.00%) and the Growth Cap (7.50%) by the Participation Rate (140%). In this case, the result is higher than the Growth Cap, so we multiply the Growth Cap (7.50%) by the Participation Rate (140%) to determine the Index Credit rate (10.50%).

Third, we determine the amount of the Index Credit. We multiply the Index Credit rate (10.50%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).

                          10.5% X $10,000  =   $1,050

The Segment earned a $1,050 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $11,050 ($10,000 + $1,050).

EXAMPLE 3: INDEX DECLINES

Assumptions are the same as Example 1, except:

  .  The value of the S&P 500(R) at the end of the Index Credit Term is 700.

First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (700). We divide the result (-300) by the value of the S&P 500(R) on the Segment Date (1,000).

                              (700 - 1,000)
                      -----------------------=   -30.00%
                              1,000

Since the Index Credit cannot be less than zero, a 0% Index Credit rate is used.

The Segment earned a $0 Index Credit. Thus, the Accumulation Value after we calculate the amount of the Index Credit equals $10,000 ($10,000 + $0).

OPTIMIZER 1 INDEXED ACCOUNT

The first example shows how we calculate an Index Credit when the Index increases over the Index Credit Term, but the percentage increase in the Index does not exceed the applicable Growth Cap. The second example shows how we calculate an Index Credit when the Index increases over the Index Credit Term and the percentage increase in the Index is greater than the applicable Growth Cap. The third example shows how we calculate Index Credits when there is a decline in the Index over the Index Credit Term.

EXAMPLE 1:  APPLICABLE GROWTH CAP RATE EXCEEDS PERCENTAGE INCREASE FOR INDEX

Assumptions:

  .  The value of the S&P 500(R) on the Segment Date is 1,000;

  .  The value of the S&P 500(R) at the end of the Index Credit Term is 1,050;

  .  The Growth Cap for the Segment is 18%, or 0.18;

  .  The Growth Floor for the Segment is 1%, or 0.01;

  .  The Participation Rate for the Segment is 100%; and

  . The Accumulation Value under the Segment at the end of the Index Credit Term is $10,000.

First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,050). We divide the result (50) by the value of the S&P 500(R) on the Segment Date (1,000).

                           1,050 - 1,000
                           ---------------=   5.00%
                               1,000

Second, we multiply the lesser of the result (5.00%) and the Growth Cap (18.00%) by the Participation Rate (100%). In this case, the result is lower than the Growth Cap, so we multiply the result (5.00%) by the Participation Rate (100%) to determine the Index Credit rate (5.00%).

Third, we determine the amount of the Index Credit. We multiply the Index Credit Rate (5.00%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).

                           5.00% X $10,000  =   $500

The Segment earned a $500.00 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $10,500 ($10,000 + $500).

EXAMPLE 2:  PERCENTAGE INCREASE OF INDEX EXCEEDS APPLICABLE GROWTH CAP

Assumptions are the same as Example 1, except:

  .  The value of the S&P 500(R) at the end of the Index Credit Term is 1,200.

First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,200). We divide the result (200) by the value of the S&P 500(R) on the Segment Date (1,000).

                           1,200 - 1,000
                           ---------------=   20.00%
                               1,000

Second, we multiply the lesser of the result (20.00%) and the Growth Cap (18.00%) by the Participation Rate (100%). In this case, the result is higher than the Growth Cap, so we multiply the Growth Cap (18.00%) by the Participation Rate (100%) to determine the Index Credit rate (18.00%).

Third, we determine the amount of the Index Credit. We multiply the Index Credit rate (18.00%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).

                         18.000% X $10,000  =   $1,800

The Segment earned a $1,800 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $11,800 ($10,000 + $1,800).

EXAMPLE 3:  INDEX DECLINES

Assumptions are the same as Example 1, except:

  .  The value of the S&P 500(R) at the end of the Index Credit Term is 700.

First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (700). We divide the result (-300) by the value of the S&P 500(R) on the Segment Date (1,000).

                           700 - 1,000
                           -------------=   -30.00%
                              1,000

Second, we multiply the greater of the result (-30.00%) and the Growth Floor (1.00%) by the Participation Rate (100%). In this case, the result is less than the Growth Floor, so we multiply the Growth Floor (1.00%) by the Participation Rate (100%) to determine the Index Credit rate (1.00%).

Third, we determine the amount of the Index Credit. We multiply the Index Credit rate (1.00%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).

                           1.00% X $10,000  =   $100

The Segment earned a $100 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $10,100 ($10,000 + $100).

OPTIMIZER 2 INDEXED ACCOUNT

The first example shows how we calculate an Index Credit when the Index increases over the Index Credit Term and the Segment is not subject to a Growth Cap. The second example shows how we calculate Index Credits when there is a decline in the Index over the Index Credit Term.

EXAMPLE 1:  INDEX INCREASES

ASSUMPTIONS:

  .  The value of the S&P 500(R) on the Segment Date is 1,000;

  .  The value of the S&P 500(R) at the end of the Index Credit Term is 1,050;

  .  The Participation Rate for the Segment is 90%;

  . The Accumulation Value under the Segment at the end of the Index Credit Term is $10,000; and

  .  The Segment is not subject to a Growth Cap.

First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,050). We divide the result (50) by the value of the S&P 500(R) on the Segment Date (1,000).

                           1,050 - 1,000
                           ---------------=   5.00%
                               1,000

Second, we multiply the result (5.00%) by the Participation Rate (90%) to determine the Index Credit rate (4.50%).

Third, we determine the amount of the Index Credit. We multiply the Index Credit Rate (4.50%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).

                           4.50% X $10,000  =   $450

The Segment earned a $450.00 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $10,450 ($10,000 + $450).

EXAMPLE 2:  INDEX DECLINES

Assumptions are the same as Example 1, except:

  .  The value of the S&P 500(R) at the end of the Index Credit Term is 700.

First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (700). We divide the result (-300) by the value of the S&P 500(R) on the Segment Date (1,000).

                           700 - 1,000
                           -------------=   -30.00%
                              1,000

Since the Index Credit cannot be less than zero, a 0% Index Credit rate is used.

The Segment earned a $0 Index Credit. Thus, the Accumulation Value after we calculate the amount of the Index Credit equals $10,000 ($10,000 + $0).

GUARANTEED MINIMUM ACCUMULATION VALUE. The Policy has a guaranteed minimum Accumulation Value that is available upon Termination or surrender of the Policy, the death of the insured, or maturity. We calculate the guaranteed minimum Accumulation Value for the Policy by crediting interest on the Accumulation Value in the Guaranteed Interest Account, the Interim Account, and Fixed Indexed Accounts, on a daily basis at a minimum annual rate of interest of 2%. Deductions for current monthly Policy charges, excluding the Indexed Account Charge and the Index Segment Charge, will reduce the guaranteed minimum Accumulation Value. In addition, partial surrenders from and transfers of Accumulation Value out of the Guaranteed Interest Account, Interim Account and Fixed Indexed Account options will reduce the guaranteed minimum Accumulation Value. A partial surrender of Accumulation Value from the Guaranteed Interest Account, Interim

Account or Fixed Indexed Account options will reduce the guaranteed minimum Accumulation Value by the amount withdrawn. Likewise, a transfer of Accumulation Value out of the Guaranteed Interest Account, Interim Account or Fixed Indexed Account options will reduce the guaranteed minimum Accumulation Value by the amount transferred.

We will assess the Partial Surrender Transaction Charge and the Transfer Transaction Charge against the Policy's Accumulation Value in the same order as we assess other charges against Accumulation Value. This means that the guaranteed minimum Accumulation Value will only be affected by the Partial Surrender Transaction Charge and the Transfer Transaction Charge if the transfer occurs from the Guaranteed Interest Account, Interim Account or Fixed Indexed Account options. See "Deduction of Accumulation Value Charges."

We use the guaranteed minimum Accumulation Value to calculate the Death Benefit payable on the death of the Insured, any amount payable upon Surrender of the Policy, and upon Termination or maturity where the guaranteed minimum Accumulation Value exceeds the Accumulation Value under the Guaranteed Interest Account, Interim Account or Fixed Indexed Account options. For purposes of calculating the Death Benefit or Surrender Value or amount payable upon Termination or maturity, we compare the guaranteed minimum Accumulation Value for the Guaranteed Interest Account, Interim Account and Fixed Indexed Account options against the Accumulation Value in each of those Accounts. Where the guaranteed minimum Accumulation Value exceeds the Accumulation Value in the investment option at the date of death of the insured, surrender, Termination or maturity of the Policy, we use the guaranteed minimum Accumulation Value to calculate the death benefit payable, surrender value of the Policy or amount payable upon Termination or maturity. Conversely, where the guaranteed minimum Accumulation Value is less than the Accumulation Value in the Guaranteed Interest Account, Interim Account or Fixed Indexed Account options, we will use the Accumulation Value to calculate the Death Benefit payable, surrender value of the Policy or amount payable upon Termination or maturity. We will not use the guaranteed minimum Accumulation Value to calculate any other values under the Policy, including amounts available for policy loan or partial surrender.

The guaranteed minimum Accumulation Value will not extend the time Your Policy remains in force in the event of Policy Termination. In that event, we will send you the remaining guaranteed minimum Accumulation Value, less any outstanding Policy loan, Policy loan interest due, and any surrender charge that may apply, in the form of cash. If the guaranteed minimum Accumulation Value for the Guaranteed Interest Account, Interim Account or Fixed Indexed Account is less than the Accumulation Value for that option, we will not pay you any amount for that General Account option upon Termination of the Policy. The amount of cash you will receive upon Policy Termination will be the sum of the excess of the guaranteed minimum Accumulation Value over the Accumulation Value for each of the Guaranteed Interest Account, Interim Account and Fixed Indexed Account options.

EXAMPLE: The example below compares the calculation of the guaranteed minimum Accumulation Value and the Accumulation Value under Fixed Indexed Account A over a five year period.

------------------------------------------------------------------------------------------------------------

                          Fixed Indexed Account Information

      Participation Rate:
      Growth                         100%
      Cap                             12%   (assumed constant over 5 year period)
      ------------------------------------------------------------------------------------------------------
                                                                                                Greater of
                                                                                   Guaranteed  Fixed Indexed
                                                                                    Minimum     Account and
        Annual                                                                    Accumulation  Guaranteed
      Increase in                                                    Accumulation Value (using    Minimum
       External                 Segment   Accumulation Value  Index  Value After  2% Interest  Accumulation
Year    Index      Growth Cap Growth Rate Before Index Credit Credit Index Credit   Credit)        Value

 1       -10%          12%        -10.00%          880           -        880          899           899

 2       -15%          12%        -15.00%        1,760           -      1,760        1,815         1,815

 3       10%           12%         10.00%        2,640         264      2,904        2,750         2,904

 4       16%           12%         12.00%        3,784         454      4,238        3,704         4,238

 5       20%           12%         12.00%        5,118         614      5,732        4,677         5,732
------------------------------------------------------------------------------------------------------------

Under the above example, if the insured were to die or the Owner were to surrender the Policy in the first two years, we would use the guaranteed minimum Accumulation Value to calculate the death benefit payable or Surrender Value of the Policy since in each of those years the guaranteed minimum Accumulation Value would exceed the Accumulation Value in Fixed Indexed Account
A. We would also use the guaranteed minimum Accumulation Value to calculate the Death Benefit payable or Surrender Value of the Policy in the third year prior to the end of the Index Credit Term since the guaranteed minimum Accumulation Value would also exceed the Accumulation Value in Fixed Indexed Account A up to that point. Remember, we credit Index Credits only at the end of the Index Credit Term. After the end of the Index Credit Term in year three and for years four and five, the Accumulation Value in Fixed Indexed Account A would exceed the guaranteed minimum Accumulation Value. For those years, we would use the Accumulation Value in Fixed Indexed Account A to calculate the death benefit payable or Surrender Value of the Policy.

The example below shows the impact on both the guaranteed minimum Accumulation Value and the Accumulation Value under the Fixed Indexed Accounts when a partial surrender is requested.

EXAMPLE. In this example, a partial surrender is taken at the end of the second year where all of the Fixed Indexed Account Accumulation Value is withdrawn in the partial surrender of the Policy. This may occur only if there is sufficient Accumulation Value in the other Accounts to prevent the Policy from terminating. Since our policy is to take the partial surrender transaction charge from the remaining Accounts in the order specified for Accumulation Value Charges, the charge is ignored for purposes of this example. Using the values in the prior example shown above, if all of the Fixed Indexed Account Accumulation Value of $1,760 is surrendered, the Fixed Indexed Account Accumulation Value will equal $0 and the guaranteed minimum Accumulation Value related to the Fixed Indexed Accounts will equal $55 ($1,815 of guaranteed minimum Accumulation Value less $1,760 of Accumulation Value withdrawn). Assuming at least one other Account has sufficient Accumulation Value to prevent the Policy from terminating, we will continue to credit interest at the guaranteed minimum rate on the remaining guaranteed minimum Accumulation Value related to the Fixed Indexed Accounts of $55 while the Policy remains in force. We will use the Fixed Indexed Account guaranteed minimum Accumulation Value of $55 plus accrued interest at the guaranteed minimum rate, as well as any additional guaranteed minimum Accumulation Value related to the Guaranteed Interest or the Interim Accounts, to compute surrender proceeds if the Policy is surrendered, to pay You in cash if the Policy terminates or to calculate the Death Benefit if the insured dies.

EXAMPLE. In the following example we illustrate the impact of the guaranteed minimum Accumulation Value when the Policy terminates. This example assumes the Policy Owner has allocated amounts to both the Guaranteed Interest Account and one or more of the Fixed Indexed Accounts while the Policy was in force, there are no outstanding Policy loans and no Surrender charges apply. The Policy terminates with the following Accumulation Value and guaranteed minimum Accumulation Value for the Guaranteed Interest Account and the Fixed Indexed
Accounts:

                                                       GUARANTEED MINIMUM
       ACCOUNT                      ACCUMULATION VALUE ACCUMULATION VALUE
       -------                      ------------------ ------------------
       Guaranteed Interest Account.         $0                $ 0
       Fixed Indexed Accounts......         $0                $55
                                            --                ---
          Total....................         $0                $55
                                            ==                ===

Since the Policy Accumulation Value of $0 is insufficient to pay the next monthly Policy charges, the Policy will terminate. When this occurs, we will send the Policy owner a check for the total amount of the guaranteed minimum Accumulation Value, or $55. Since there are no outstanding Policy loans, no Policy loan interest is due, and no surrender charges apply, you would receive the entire $55 in the form of cash.

FIXED LOAN ACCOUNT VALUE. We bear the full investment risk for amounts allocated to the Fixed Loan Account. The Fixed Loan Account Accumulation Value is the sum of all fixed interest rate policy loans, less all fixed interest rate policy loan repayments. This amount will be increased by any Fixed Loan Account interest and reduced by any Fixed Loan Account interest allocated to the Guaranteed Interest Account, the Fixed Indexed Accounts or the Variable Account. The Fixed Loan Account Accumulation Value will be credited daily with an annual rate of interest of not less than 2 percent. Any interest credited on the Policy's Accumulation Value in the Fixed Loan Account in excess of the guaranteed minimum rate will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

We pay the costs of selling Policies, some of which are described in more detail in the "Compensation Paid for the Sale of Policies" section of this prospectus. Sale of the Policies benefits the Funds by providing increased distribution of the shares of the Funds. The Funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the Funds. Payments from an underlying fund that relate to distribution services are made pursuant to the Fund's 12b-1 plan, under which the payments are deducted from the Fund's assets and described in the fee table included in the Fund's prospectus. The 12b-1 payments from underlying funds range in amount from 0 percent to 0.25 percent of fund assets held in the Variable Account.

In addition, payments may be made pursuant to service/administration agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all Policy Owner purchase, redemption, and transfer requests within the Sub-Accounts of the Variable Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Account aggregates such transactions through the Variable Account's omnibus account with an underlying mutual fund, the Fund avoids the expenses associated with processing individual transactions. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.20 percent of fund assets held in the Variable Account.

INFORMATION ABOUT THE POLICY

VARIABLE UNIVERSAL LIFE INSURANCE

This Policy is a universal life insurance policy which permits you to determine the amount of life insurance protection and the amount of premiums you plan to pay. Universal life allows you the flexibility to customize a Policy to meet your needs and to change your Policy after issue to meet your changing needs and objectives. You may change the Face Amount and Planned Premium subject to the limitations described herein, so long as the Policy remains in force.

FLEXIBILITY AT ISSUE. Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or Death Benefit that you wish. Under the Policy, the highest premium permitted at the time of issue, for a specific Death Benefit, is one which is allowed under the Code for the Policy to qualify as life insurance. The smallest premium that we will accept at the time of issue is the Initial Minimum Premium (shown on your policy data pages). The amount of the Initial Minimum Premium will depend on the Policy's Initial Face Amount, the Death Benefit option selected; the insured's Age at issue, gender, risk classification and any additional benefit Agreements chosen. The minimum Initial Face Amount is $100,000.

POLICY CHANGES

The Policy allows you to change the Face Amount or the Death Benefit option of the Policy after it has been issued, subject to the limitations described more fully below. Changes in Face Amount or the Death Benefit option are referred to as policy changes. A partial surrender of a Policy's Accumulation Value or a change in risk classification is also considered a policy change. You may make one policy change or a combination of policy changes at one time. Policy changes may only be made after the first Policy Year.

A request to change your Policy's Face Amount must be made within the insured's lifetime. The minimum change in Face Amount must be at least $5,000 except for Face Amount changes which are the result of a partial surrender.

You must submit an Application in Good Order to us at our Home Office to increase the Face Amount. The Application must include evidence of insurability satisfactory to us. The effective date of the increase in Face Amount will be the first monthly Policy Anniversary on or following the date we approve the increase in Face Amount. Policy face increases made pursuant to the Guaranteed Insurability Option, the Guaranteed Insurability Option for Business, the Business Continuation Agreement, or the Inflation Agreement will not require evidence of insurability and must be made under the terms of those Agreements.

To decrease your Face Amount, you must send to us at our Home Office a Written Request in Good Order. The Initial Face Amount or any subsequent increase in Face Amount may be decreased if it has been in force for at least one year. The effective date of the decrease will be the first monthly Policy Anniversary on or following the date we approve your Written Request.

If there have been prior increases in Face Amount, any decrease in Face Amount will be made in the following order:

    1.first, from the most recent increase in Face Amount;

    2.second, from the next most recent increase in Face Amount; and

    3.finally, the Initial Face Amount.

If a Face Amount decrease would cause your Policy to be disqualified as life insurance under the Code, we will not approve your request. Unless you have specified otherwise in writing, we will not approve a Face Amount decrease that would cause your Policy to be classified as a modified endowment contract under the Code or to have other tax consequences. Other policy changes may also have tax consequences. You should consult a tax advisor before requesting a policy change. See "Federal Tax Status."

If you have chosen the Level Option Death Benefit and request a partial surrender, we will reduce the Face Amount of the Policy by the amount of the partial surrender. A partial surrender will not result in a reduction in the Face Amount of your Policy if the Increasing Option Death Benefit is in effect.

If you have added the LTC Agreement or the Accelerated Death Benefit for Chronic Illness Agreement, when you make a claim and we make a benefit payment, we will automatically transfer all of your Policy's Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of the Segment Terms for each Segment. As long as we are paying benefits, you will only be able to allocate premium payments and loan repayments to the Guaranteed Interest Account.

If you added the Guaranteed Income Agreement, on the exercise effective date, we will automatically transfer all of your Policy's Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Index Credit Term. Your Policy's Accumulation Value will remain in the Guaranteed Interest Account or if Policy loans are used to make the benefit payment, the Fixed Loan Account, for as long as the Policy remains in force.

If you have added the Income Protection Agreement to your Policy, Policy changes affecting the death benefit will have a corresponding impact on the IPA Amount. See "Supplemental Agreements -- Income Protection Agreement."

Whenever a policy change is made, we will provide you with new policy data pages. The policy data pages will identify any new Face Amount, Death Benefit option, Risk Class, Planned Premium or Age of the insured.

You may request a policy change by completing an Application for change and submitting the Application in Good Order to us at our Home Office. Policy changes will only be made on a monthly anniversary. You may make one or a combination of policy changes on a given monthly Policy Anniversary. Policy changes will be effective on the first monthly Policy Anniversary on or after the date we approve the policy change.

CHARGE FOR POLICY CHANGE. Currently, we will assess a $60 charge to cover the administrative costs associated with processing a policy change and in no event will we increase the charge to more than $100. If, however, the only policy change is a partial surrender, we will only assess a transaction charge equal to 2 percent of the amount surrendered, not to exceed $25. Because of the underwriting and selling expenses associated with any policy change resulting in an increase in Face Amount, we will assess a Policy Issue Charge for such a change. See "Policy Charges."

TRANSACTION REQUESTS. We process requests for financial transactions and certain non-financial transactions under the Policy on the Valuation Date we receive your request at our Home Office in Good Order. This means that if we receive your request for a financial transaction prior to 3:00 p.m. Central time on a Valuation Date, or prior to the end of the Valuation Date, we will process the request at the Unit Values determined as of the end of that Valuation Date. If we receive your request for a financial transaction at or after 3:00 p.m. Central time, or after the end of the Valuation Date, or on a non-Valuation Date, we will process the request at the Unit Values determined as of the end of the next Valuation Date. We apply the same cutoff times for processing requests for certain non-financial transactions as well.

For transactions involving transfers out of any of the Fixed Indexed Accounts, we will process transfers at the end of the current Segment Term(s).

Financial transactions include premium payments, surrenders, partial surrenders, transfers, policy changes and policy loans. Non-financial transactions subject to the same cutoff times as financial transactions include, among other things, changes in allocation of Net Premium payments among Investment Options. Requests for surrender, partial surrender and policy changes must be received by us at our Home Office in writing in Good Order. Requests for transfers, policy loans and changes in the allocation of Net Premium payments may be made in writing or via telephone by you, or if authorized by you, your agent may make a request for transfer or policy loan by telephone and must be received by us in Good Order . Written requests may be submitted to us by mail or by facsimile (FAX) transmission at 651-665-6955. Telephone requests may be made by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. Requests for one-time transfer, one-time rebalance, and allocation of Net Premium changes may also be submitted through our internet eService Center at www.securianservice.com. We treat requests made via telephone, facsimile (FAX), and via our eService Center as received after the call or transmission ends and we receive the request in Good Order. We treat requests submitted via mail as received when received in Good Order in the mailroom of our Home Office.

PROOF OF INSURABILITY. We require proof of insurability for all policy changes resulting in an increase in Death Benefit, except for increases made pursuant to an additional Agreement. In addition, we require proof of insurability for partial surrenders where, at the request of the Owner, no reduction is made in the Policy's Death Benefit. Decreases in Face Amount do not require evidence of insurability.

We may also require evidence of insurability to change the risk classification of the insured or to add additional Agreements to the Policy.

APPLICATIONS AND POLICY ISSUE

You must send a completed Application in Good Order and an initial premium payment to us at our Home Office to purchase the Policy. Before issuing a Policy, we will require evidence of insurability of the insured satisfactory to us, which in some cases will require a medical examination. The Policy is only available for insureds between Issue Ages 0-90. Our approval of an Application is subject to our underwriting rules and we reserve the right to reject an Application for any reason.

If the Application is accompanied by a check for at least the Initial Minimum Premium and we approve the Application, the Policy Date will be the issue date, which is the date we approve the Application and issue the Policy. We use the Policy Date to determine subsequent monthly policy anniversaries.

If we approve an Application that is not accompanied by a check for the Initial Minimum Premium, we may issue the Policy with a Policy Date which is 28 days after the issue date. Life insurance coverage will not begin until the Initial Minimum Premium is paid. If the Initial Minimum Premium is paid after the Policy Date (and the Policy Date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. In that circumstance you may request that the Policy Date be the date on which our Home Office receives the Initial Minimum Premium. We will forward to you updated policy data pages to reflect the change in Policy Date. You must make such request at or prior to the time you pay the Initial Minimum Premium.

In certain cases it may be to your advantage to have the Policy Date be the same as the issue date in order to preserve an Issue Age of the insured to provide more favorable cost of insurance rates. In that case, the Initial Minimum Premium must be paid when the Policy is delivered to you. When the Policy is issued, the Face Amount, Planned Premium, Death Benefit option, and any additional Agreements chosen will be listed on the policy data pages.

POLICY PREMIUMS

The amount of the Initial Minimum Premium will depend on the Policy's Initial Face Amount, the Death Benefit option, the insured's age at issue, gender, risk classification and any additional benefit Agreements chosen. The Initial Minimum Premium is due as of the Policy Date and must be paid on or before the date your Policy is delivered. Between the date we receive the Initial Minimum Premium for the Policy and the date insurance coverage commences under the Policy, the life of the insured may be covered under the terms of a temporary insurance agreement. You may request temporary insurance coverage at the time of application in an amount up to $250,000. In order to receive such coverage, you must meet certain insurability requirements at the date of application, complete the Application and pay the Initial Minimum Premium. You may call or write us at our Home Office to obtain additional information regarding coverage under a temporary insurance agreement or the application of your Initial Minimum Premium.

All premiums after the Initial Minimum Premium should be mailed to us at our Home Office. You may also elect to have premiums paid monthly under our automatic payment plan through pre-authorized transfers from your account at a bank or other financial institution, or if you meet the requirements to establish a group billing plan through your employer. You may make an online payment to pay a premium that is due through our internet eService Center at www.securianservice.com.

Any premium payment after the Initial Minimum Premium must be at least $50; for premiums paid under an automatic payment plan, the minimum premium payment must be at least $25. You may pay premiums at any time. We reserve the right to require evidence of insurability satisfactory to us for any premium payment that would result in an immediate increase in the Net Amount at Risk under the Policy.

When you apply for a Policy, you may elect to pay a Planned Premium which is shown on the policy data pages. We will send you a notice for the Planned Premium at the frequency shown on the policy data pages. You may request that we send you notices once a year, twice a year or four times a year. The amount of the Planned Premium and frequency you have chosen will be identified on the notice. You may change the amount and frequency of your Planned Premium payment at any time by Written Request. Payment of a Planned Premium does not guarantee that the Policy will remain in force.

You may also pay your Planned Premium using the Premium Deposit Account Agreement. Under the Premium Deposit Account Agreement, you can make up to three payments that will be held in a Premium Deposit Account, a part of our General Account, and use those payments and interest credited on those payments to pay your Planned Premiums for up to ten years from the date of the payment. We will credit an annual rate of interest at least equal to a minimum annual rate of interest of 0.50% (the "PDA Minimum Rate") on each payment to the Premium Deposit Account. The PDA Minimum Rate will be in effect for the duration the payment remains in the Premium Deposit Account. In our sole discretion, we may credit an annual rate of interest higher than the PDA Minimum Rate on a payment to the Premium Deposit Account. We will send you a confirmation for each deposit you make to the Premium Deposit Account. The confirmation will indicate the annual rate of interest that is in effect for that deposit. For more information about the Premium Deposit Account Agreement see "Supplemental Agreements -- Premium Deposit Account Agreement."

We intend that this Policy will qualify as a life insurance policy as defined by Code Section 7702. In order to maintain such qualification, we reserve the right to increase the amount of insurance on the insured, to return any excess Accumulation Value or premium, or to limit the amount of premium we will accept. There may be tax consequences to you if we must return part of the Accumulation Value in order to maintain the Policy's status as life insurance. See "Federal Tax Status." In the event the Death Benefit is increased to maintain qualification as a life insurance policy, we may make appropriate adjustments to any monthly charges or supplemental benefits that are consistent with the increase in the Death Benefit.

Unless you have specified otherwise in writing, we will not accept a premium payment to the extent that it would cause your Policy to become a modified endowment contract. See "Federal Tax Status." In rare situations, if we receive and allocate the Net Premium prior to the Policy's anniversary date, your Policy could become a modified endowment contract (MEC). In that event, unless you have specified otherwise in writing, to prevent your Policy from becoming a MEC, we will hold your premium in a non-interest bearing account until its anniversary date. On the anniversary date, we will allocate the Net Premium to the Guaranteed Interest Account, the Sub-Accounts of the Variable Account, the Interim Account or the Fixed Indexed Accounts if the allocation takes place on an Interim Account Transfer Date according to your instructions.

We assess a Premium Charge against each premium payment. The premium less the Premium Charge results in the Net Premium. Net premiums are allocated to the Guaranteed Interest Account, Interim Account, Fixed Indexed Accounts, or sub-accounts of the Variable Account which Sub-Accounts, in turn, invest in shares of the Portfolios.

You must designate the allocation of Net Premiums on your Application for the Policy. You may change your allocation instructions for future premium payments by forwarding to us a signed Written Request in Good Order, or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours, via facsimile (FAX) at 651-665-6955, and via our eService Center. We treat requests to change your allocation instructions made via telephone, facsimile (FAX), and via our eService Center as received after the call or transmission ends and we receive the request in Good Order. The allocation of Net Premiums to the Guaranteed Interest Account, Interim Account, Fixed Indexed Accounts, or to any Sub-Account of the Variable Account must be in multiples of 1 percent of the Net Premium.

We reserve the right to delay the allocation of Net Premiums to the Sub-Accounts you designated for a period of up to 30 days after issuance of the Policy or after a policy change. In no event will any such delay extend beyond the Free Look Period that applies in the state in which the Policy is issued. If we exercise this right, we will allocate Net Premiums to the Guaranteed Interest Account until the end of the Free Look Period. This right, which as of the date of the prospectus has not been implemented, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce our market risk during the Free Look Period.

If you choose to allocate premium to the Guaranteed Interest Account, we will allocate an amount of the Net Premium, based on the percentage you have chosen, to that Account on the date the premium is received.

If you choose to allocate Net Premium to the Fixed Indexed Accounts, we will allocate the amount of the Net Premium, based on the percentages you have chosen, to the Interim Account on the date the premium is received if the date we receive the premium is not an Interim Account Transfer Date. On the next Interim Account Transfer Date, your Accumulation Value in the Interim Account will be transferred to the Fixed Indexed Accounts according to your current allocation instructions. If we receive your premium payment on an Interim Account Transfer Date, we will allocate the amount of the Net Premium, based on the percentages you have chosen, directly to the Fixed Indexed Accounts.

We also reserve the right to restrict the allocation of Net Premiums to the Guaranteed Interest Account. If we do so, no more than 25 percent of the Net Premium may be allocated to the Guaranteed Interest Account. In addition, we reserve the right to further restrict the allocation of Net Premiums to the Guaranteed Interest Account if the current interest rate we credit to the Guaranteed Interest Account equals the minimum guaranteed interest rate. Currently, we do not exercise these restrictions.

If mandated under applicable law, we may reject a premium. We reserve the right to refuse a premium payment if appropriate under our policies related to anti-money laundering or stranger owned life insurance policies. This means that if we exercise these rights, you will be required to comply with our anti-money laundering or stranger owned life insurance policies before we will accept additional premium payments from you. We will continue to take all Policy charges applicable to the Policy and optional Agreements from the Policy Accumulation Value, which may result in your Policy terminating. You should consider these premium payment limitations, and all other limitations in this Policy, and how they may impact your long-term financial plans, especially since this Policy provides a Death Benefit that will only be payable if the Policy is still in force at the insured's death.

If we exercise these rights, there will be no impact to premium payments received prior to the effective date of the limitation. In addition, Policy Accumulation Value and optional Agreements will not be affected by the restriction, but Policy charges will continue to apply. We will apply these limitations in a non-discriminatory manner. See "Policy Loans-Termination" and "Policy Charges." We may also provide information about an Owner and an Owner's account to government regulators.

FREE LOOK

It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may request to cancel the Policy and return the Policy to us or your agent within 30 days after you receive it. We will send to you within seven days of the date we receive your notice of cancellation and the Policy, the greater of (1) a full refund of the premiums you have paid, or (2) the Surrender Value of the Policy.

If the Policy is changed, as described under the "Policy Changes" section of this prospectus, and if the change results in an increase in Face Amount and/or the addition of any Agreements, you will have a right to examine the changed Policy and you may return the changed Policy within 30 days after you receive it. If you return the changed Policy, the Face Amount increase and/or additional Agreements will be cancelled, and the Policy will continue in force.

ACCUMULATION VALUE

Your Policy's Accumulation Value equals your investment in the Guaranteed Interest Account, the Interim Account, the Fixed Indexed Accounts and the Sub-Accounts of the Variable Account, plus any collateral held in the Fixed Loan Account for any loans you have taken. The Accumulation Value of the Policy varies with the interest crediting experience of the Guaranteed Interest Account, Interim Account, Fixed Indexed Accounts, and Fixed Loan Account and the investment experience of the Sub-Accounts of the Variable Account.

Unlike a traditional fixed benefit life insurance policy, your Policy's Accumulation Value cannot be determined in advance, even if you pay premiums as planned, because the Accumulation Value of the Variable Account varies daily with the investment performance of the Sub-Accounts and the Accumulation Value of the Fixed Indexed Accounts depends at least in part on positive changes in value of the S&P 500(R) Index over Segment Terms. Even if you continue to pay premiums as planned, your Accumulation Value in the Variable Account could decline to zero because of unfavorable investment experience and the assessment of charges.

Upon request, we will tell you the Accumulation Value of your Policy. We will also send to you a report each year on the Policy Anniversary advising you of your Policy's Accumulation Value, the Face Amount and the Death Benefit as of the date of the report. It will also summarize your Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding your Policy's Accumulation Value through our eService Center at www.securianservice.com.

GUARANTEED INTEREST ACCOUNT ACCUMULATION VALUE. The Guaranteed Interest Account Accumulation Value of your Policy equals the sum of the following:

  .  the Net Premiums you allocate to the Guaranteed Interest Account;

  . plus, any interest credited thereto, any fixed loan repayments, any transfers of Accumulation Value from the Sub-Accounts of the Variable Account and from Segments of the Fixed Indexed Accounts and any allocation of Fixed Loan Account interest; and

  . less, any fixed interest rate policy loans, partial surrenders, transfers of Accumulation Value to the Sub-Accounts of the Variable Account and Segments of the Fixed Indexed Accounts and policy charges.

FIXED INDEXED ACCOUNT ACCUMULATION VALUE. The Fixed Indexed Account Accumulation Value of your Policy equals the sum of the Accumulation Value of all Segments in the Fixed Indexed Accounts. The value of a Segment on any day after the Segment Date is equal to:

  .  the value of the Segment as of the prior day; plus

  .  any Index Credits earned on the Segment since the prior day; minus

  . the amount of any transaction or monthly charges; or transfers or partial surrenders from the Segment since the prior day.

VARIABLE ACCOUNT ACCUMULATION VALUE. The Accumulation Value of your Policy in the Variable Account is not guaranteed. We determine your Policy's Variable Account Accumulation Value by multiplying the current number of Sub-Account Units for each Sub-Account in which you are invested by the current Sub-Account Unit Value for that Sub-Account and adding those values together. A Sub-Account Unit is a measure of your Policy's interest in a Sub-Account. The number of Units credited with respect to each Net Premium payment is determined by dividing the portion of the Net Premium payment allocated to each Sub-Account by the then current Unit Value for that Sub-Account. The number of Units credited is determined as of the end of the Valuation Date on which we receive your premium payment at our Home Office in Good Order.

Once determined, the number of Units credited to your Policy will not be affected by changes in Sub-Account Unit Values. However, the number of Units in a Sub-Account will be increased by the allocation of subsequent Net Premiums, fixed interest rate loan repayments, transfers and Fixed Loan Account interest to the Sub-Account. The number of Units will be decreased by policy charges, fixed interest rate policy loans, transfers and partial surrenders from the Sub-Account. The number of Units in a Sub-Account will decrease to zero if the Policy is surrendered or terminated.

The Unit value of a Sub-Account will be determined on each Valuation Date. The amount of any increase or decrease will depend on the net investment experience of the Sub-Account. The value of a Unit for each Sub-Account was originally set at $1.00 on the first Valuation Date. For any subsequent Valuation Date, its value is equal to its value on the preceding Valuation Date multiplied by the net investment factor for that Sub-Account for the valuation period ending on the subsequent Valuation Date.

The net investment factor is a measure of the net investment experience of a Sub-Account. The net investment factor for a valuation period is: the gross investment rate for such valuation period, plus any Unit Value Credit under the Policy. We determine periodically whether Unit Value Credits apply. Unit value credits are not guaranteed. For any period we apply a Unit Value Credit, we will apply the credit each day when we calculate the unit value for the Sub-Account.

The gross investment rate is equal to:

    1.the net asset value per share of a Fund share held in the Sub-Account of the Variable Account determined at the end of the current valuation period; plus

    2.the per share amount of any dividend or capital gain distributions by the Fund if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

    3.the net asset value per share of that Fund share held in the Sub-Account determined at the end of the preceding valuation period.

The table below identifies the annual Unit Value Credit that we may, in our sole discretion, apply to each Sub-Account of the Variable Account. The annual Unit Value Credit is expressed as a percentage of average annual Portfolio assets held by the Sub-Account. The amount of the Unit Value Credit we may apply varies among Sub-Accounts and some Sub-Accounts may receive larger Unit Value Credits than other Sub-Accounts. Some Sub-Accounts are not eligible for a Unit Value Credit. Our payment of Unit Value Credits may be discontinued at any time.


                                                                               ANNUAL UNIT
                                                                                  VALUE
SUB-ACCOUNT                                                                      CREDIT
-----------                                                                    -----------
AB Dynamic Asset Allocation Portfolio - Class B Shares........................    0.30
Franklin Small Cap Value VIP Fund - Class 1 Shares............................    0.15
Ivy VIP Asset Strategy - Class II Shares......................................    0.45
Ivy VIP Pathfinder Moderate - Managed Volatility - Class II Shares............    0.25
MFS(R) International Value Portfolio - Initial Class..........................    0.20
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I Shares.    0.13
Morningstar Balanced ETF Asset Allocation Portfolio - Class I Shares..........    0.13
Morningstar Conservative ETF Asset Allocation Portfolio - Class I Shares......    0.13
Morningstar Growth ETF Asset Allocation Portfolio - Class I Shares............    0.13
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I Shares.    0.13
PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class Shares......    0.20
SFT Core Bond Fund - Class 1 Shares...........................................    0.05
SFT Dynamic Managed Volatility Fund...........................................    0.25
SFT Index 400 Mid-Cap Fund - Class 1 Shares...................................    0.05
SFT Index 500 Fund - Class 1 Shares...........................................    0.10
SFT Managed Volatility Equity Fund............................................    0.25
SFT Real Estate Securities Fund - Class 1 Shares..............................    0.10
SFT Ivy/SM/ Growth Fund.......................................................    0.45
SFT Ivy/SM/ Small Cap Growth Fund.............................................    0.45
SFT T. Rowe Price Value Fund..................................................    0.45
SFT Wellington Core Equity Fund - Class 1 Shares..............................    0.20
TOPS(R) Managed Risk Flex ETF Portfolio.......................................    0.25
Vanguard(R) International Portfolio...........................................    0.00
Vanguard(R) Small Company Growth Portfolio....................................    0.00

We determine the value of the Units in each Sub-Account on each day on which the corresponding Portfolio values its shares. In general, the net asset value of each Portfolio's shares is computed once daily as of the close of trading on the New York Stock Exchange (typically 3:00 p.m. Central time).

Some investment advisers to the Funds or their affiliates have an agreement with us or our affiliates to pay us or our affiliates for administrative, recordkeeping and shareholder services we provide to the Funds' Portfolios. We or our affiliates may also receive payments from the Funds, their investment advisers or principal underwriters to reimburse us for the costs of certain distribution or operational services that we perform and that benefit the Funds' Portfolios. See "Payments Made by Underlying Mutual Funds." The Unit Value Credit represents a portion of or all of these amounts that we or our affiliates may receive that we may, in our sole discretion, apply to the Sub-Accounts that invest in the Funds' Portfolios. We will only provide Unit Value Credits to a Sub-Account where the corresponding Portfolio, the investment adviser of that Portfolio or their affiliates compensate us or our affiliates for providing such services. Our decision to provide Unit Value Credits to certain Sub-Accounts depends upon a number of factors, including, but not limited to, the level of assets held in the Guaranteed Interest Account, prevailing market interest rates, and anticipated future expenses and anticipated future revenues from variable contract operation. From time to time some of these arrangements may be renegotiated so that we receive a different payment than previously paid. These fee arrangements do not result in any additional charges to Owners.

All Unit Value Credits and any gains or losses attributable to such amounts are treated as earnings under the Policy for tax purposes.

FIXED LOAN ACCOUNT ACCUMULATION VALUE. The Fixed Loan Account Accumulation Value of your Policy equals the sum of the following:

  . all fixed interest rate policy loans less all fixed interest rate policy loan repayments;

  .  plus, any Fixed Loan Account interest; and

  . less, any Fixed Loan Account interest allocated to the Guaranteed Interest Account, Fixed Indexed Accounts or Variable Account.

We credit interest on the Fixed Loan Account Accumulation Value daily at an annual rate of interest of not less than 2 percent. We may, at our sole discretion, credit interest at a higher rate.

INTERIM ACCOUNT ACCUMULATION VALUE. The Interim Account Accumulation Value of your Policy on any day equals the sum of the following:

  .  the Interim Account Accumulation Value as of the prior day; plus

  . interest earned on Accumulation Value held in the Interim Account since the prior day; plus

  . the amount of any Net Premiums allocated to the Interim Account since the prior day; plus

  .  any fixed interest rate policy loan repayment since the prior day; minus

  . the amount of any charges assessed against the Interim Account since the prior day; minus

  .  the amount of any transfer from the Interim Account since the prior day;
     minus

  .  any applicable partial surrenders since the prior day.

We credit interest on Interim Account Accumulation Value at an annual rate of interest of not less than 2 percent. We may, at our sole discretion, credit interest at a higher rate.

TRANSFERS

You may transfer Accumulation Value between the Guaranteed Interest Account, Interim Account, Fixed Indexed Accounts, and the Sub-Accounts of the Variable Account and among the Sub-Accounts and Fixed Indexed Accounts.

VARIABLE ACCOUNT TRANSFERS. You may request a transfer or rebalance of Accumulation Value at any time while the Policy remains in force, and you may arrange in advance for systematic rebalance or systematic transfers. A rebalance reallocates your Accumulation Value in the Sub-Accounts on a one-time or systematic basis. A systematic transfer is a transfer of Accumulation Value from one or more Sub-Account(s) to one or more other Sub-Account(s), one or more Fixed Indexed Accounts, and/or the Guaranteed Interest Account, on a systematic basis. Following your instructions as to the percentage of your Accumulation Value you wish to have in each of your Sub-Accounts, we will transfer amounts to and from those accounts to achieve the percentages you desire. We determine the amount you have available for transfer at the end of the Valuation Date on which we receive your request at our Home Office in Good Order. Your request for transfer may be made in writing or you, or your agent if authorized by you, may make a request for transfer by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. You may also submit your request for transfer to us by facsimile (FAX) transmission at 651-665-6955. You may also request a one-time transfer or rebalance through our eService Center.

We process transfers based on the Unit Values determined at the end of the Valuation Date on which we receive your request for transfer in Good Order at our Home Office. This means that we must receive your request for transfer prior to 3:00 p.m. Central time on a Valuation Date or prior to the end of a Valuation Date, in order to process the request at the Unit Values determined as of that Valuation Date. If we receive your request for transfer at or after 3:00 p.m. Central time, or after the end of a Valuation Date, or on a non-Valuation Date, we will process the request at the Unit Values determined as of the following Valuation Date. We treat transfer requests made via telephone and facsimile (FAX) as received once the call or transmission ends.

You may transfer Accumulation Value among the Sub-Accounts an unlimited number of times in a Policy Year, subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares.

FIXED INDEXED ACCOUNT TRANSFERS. Fixed Indexed Account Segments are funded by Net Premium payment, Accumulation Value transferred from the Variable Account or the Guaranteed Interest Account or from Accumulation Value rolled over from a prior Segment following completion of the Index Credit Term. A new Segment is created when you allocate Net Premium to a Fixed Indexed Account on an Interim Account Transfer Date or you request to transfer Accumulation Value from the Variable Account or the Guaranteed Interest Account to a Fixed Indexed Account or among the Fixed Indexed Accounts. For transfers to a Fixed Indexed Account, we will allocate your Accumulation Value to the Interim Account until the next Interim Account Transfer Date and then transfer the Accumulation Value from the Interim Account to the Fixed Indexed Accounts as you instructed. Accumulation Value held in the Interim Account will earn interest at the current Interim Account interest rate. A new Segment is also created when Accumulation Value from a prior Segment is rolled over to a new Segment following completion of the Index Credit Term of the prior Segment.

Once a Fixed Indexed Account Segment is created on a Segment Date, you may not transfer Accumulation Value from the Segment to any other investment option under the Policy before the end of the Index Credit Term. Each Segment has its own Participation Rate and Growth Cap, except for Segments under the Optimizer 2 Indexed Account which currently has no Growth Cap. The Participation Rate for Fixed Indexed Account A, Fixed Indexed Account B, and the Optimizer 1

Account is set at Policy Issue or when a new Fixed Indexed Account is made available and will not change for any Index Credit Term. The Participation Rate for the Optimizer 2 Account may change prior to the beginning of any Index Segment and will remain in effect for the Index Credit Term. The Growth Cap for a Fixed Indexed Account is that which is in effect on a Segment Date and will remain in effect throughout the Index Credit Term. The Growth Cap and Participation Rate in effect as of the Policy Date are shown in the Policy Data Pages. The Growth Cap and Participation Rate for the Segments of your initial premium are the Growth Caps and Participation Rates in effect as of the Interim Account Transfer Date on or following the effective date of your initial premium. We will notify you in your Annual Report or by other written notice of the Growth Cap for new Segments beginning after the date of the Annual Report.


Interim Account Transfer Dates are the dates when transfers into the Fixed Indexed Account may occur, and are shown in your Policy Data Pages. We reserve the right to change the Interim Account Transfer Dates and to limit transfers into the Fixed Indexed Account. Since the Interim Account Transfer Date coincides with the day of the month that S&P 500(R) Index options close, changes in the Interim Account Transfer Date will coincide with any change in the day of the month for closing S&P 500(R) Index options. Transfers to either of the Fixed Indexed Accounts will be limited in those circumstances where we determine that a Policy owner is engaging in market timing or disruptive trading activities. See "Market Timing and Disruptive Trading." We will notify you in the Annual Report or other written notice if we change the Interim Account Transfer Dates.

We will allocate Net Premium payments and transfer Accumulation Value in the Interim Account attributable to Net Premium payments to the Fixed Indexed Accounts based on your current allocation instructions on file with us. When you allocate Net Premium to the Fixed Indexed Accounts on a date other than an Interim Account Transfer Date, we will transfer the Net Premium to the Interim Account. Your Net Premium will be allocated to the Interim Account on the day it is received and will remain there until the next Interim Account Transfer Date. We credit interest to and assess policy charges against your Accumulation Value in the Interim Account. On the Interim Account Transfer Date, your Accumulation Value in the Interim Account will be transferred to the Fixed Indexed Accounts based upon your allocation instructions. Below is an example of how we transfer Accumulation Value attributable to a premium payment to a Fixed Indexed Account Segment.

EXAMPLE. We receive and apply a premium payment of $10,000 on January 2nd, which corresponds to a Net Premium of $9,600. Based upon the Owner's instruction to allocate 100% of the Net Premium to a Fixed Index Account, all of the Net Premium is transferred to the Interim Account on that date and the Interim Account balance is $9,600. Accumulation Value in the Interim Account earns interest and Policy charges are deducted from Interim Account Accumulation Value. On January 18th (the Interim Account Transfer Date), the Accumulation Value in the Interim Account is equal to $9,500 and is transferred to the Fixed Indexed Account. After the transfer, the Interim Account balance will be zero.

You may also request that we transfer Accumulation Value from either the Guaranteed Interest Account or the Variable Account to the Fixed Indexed Accounts or among the Fixed Indexed Accounts. If you provide us with instructions to transfer Accumulation Value from the Guaranteed Interest Account or the Variable Account, we will transfer the amount to the Interim Account on the date we receive your request in Good Order. On the Interim Account Transfer Date, your Accumulation Value in the Interim Account will be transferred to the Fixed Indexed Accounts as you instructed.

If you provide us instructions to transfer Accumulation Value from one Fixed Indexed Account to another Fixed Indexed Account and we receive your request in Good Order, we will transfer the amount to the Interim Account on the date the Index Credit Term ends for the Segment from which the transfer is being made. On the next Interim Transfer Date, your Accumulation Value in the Interim Account will be transferred to the Fixed Indexed Account as you instructed. Below is an example of how we transfer Accumulation Value from the Variable Account to a Fixed Indexed Account Segment.

EXAMPLE. We receive your Written Request in Good Order on January 2nd to transfer on a pro rata basis $10,000 of Accumulation Value from the Sub-Accounts of the Variable Account to a Fixed Indexed Account. Pro-rata basis means Accumulation Value will be transferred proportionally from each Sub-Account in relation to the total Accumulation Value of all Sub-Accounts in the Variable Account. Based upon your instructions, on January 2nd, $10,000 is transferred to the Interim Account and the Accumulation Value in the Interim Account is $10,000. Accumulation Value in the Interim Account earns interest and Policy charges are deducted from Interim Account Accumulation Value. On January 18th (the Interim Account Transfer Date), the Accumulation Value in the Interim Account is equal to $9,900 and is transferred to the Fixed Indexed Account. After the transfer, the Interim Account balance will be zero.

Absent any instruction from you, Accumulation Value in a Fixed Indexed Account Segment will automatically be rolled over from the Segment at the end of the Index Credit Term to a new Segment. Alternatively, you may provide us with instructions to allocate Accumulation Value in a Segment to another Investment Option available under the Policy prior to the end of a Segment Term. We will accept instructions up to and including the date on which the Index Credit Term ends. Transfers from Fixed Indexed Account Segments are subject to the Policy's transfer restrictions.

DOLLAR COST AVERAGING. You may elect to participate in dollar cost averaging in the Application or by completing an election form that we receive. Dollar cost averaging is a strategy designed to reduce the risks associated with market fluctuations. The strategy spreads the allocation of your Net Premium into the Sub-Accounts of the Variable Account or any of the Fixed Indexed Accounts over a period of time, up to one year, by systematically and automatically transferring, on a monthly basis, specified dollar amounts from the Guaranteed Interest Account into the Variable Account or any of the Fixed Indexed Accounts. This allows you to potentially reduce the risk of allocating most of your Net Premium into the Sub-Accounts and Fixed Indexed Accounts when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss.

Dollar cost averaging transfers will only take place on the Interim Transfer Date. A transfer under this program is not considered a transfer for purposes of assessing any Transfer Transaction Charge. We may modify, suspend, or discontinue the dollar cost averaging at any time.

OTHER TRANSFER RESTRICTIONS. We reserve the right to limit transfers to and from the Guaranteed Interest Account to one transfer per Policy Year. We also reserve the right to restrict the dollar amount of any transfer to or from the Guaranteed Interest Account.


The transfer transaction charge is guaranteed not to exceed $50. For purposes of assessing the charge, we consider all telephone, facsimile, written and/or eService Center requests processed on the same day to be one transfer, regardless of the number of Sub-Accounts, Guaranteed Interest Account, or Fixed Indexed Account Segments affected by the transfer(s). We currently do not assess a transfer transaction charge.


We impose other restrictions on transfers. We reserve the right to require that the amount transferred to or from a Sub-Account, Fixed Indexed Account Segments, or the Guaranteed Interest Account be at least $250. If the Accumulation Value in a Sub-Account, the Fixed Indexed Account, or the Guaranteed Interest Account from which a transfer is to be made is less than $250, the entire Accumulation Value attributable to the Sub-Account, the Fixed Indexed Account or the Guaranteed Interest Account must be transferred. If a transfer would reduce the Accumulation Value in the Sub-Account from which the transfer is to be made to less than $250, we reserve the right to include that remaining Sub-Account Accumulation Value in the amount transferred.

If you have added the LTC Agreement or the Accelerated Death Benefit for Chronic Illness Agreement, when you make a claim and we make a benefit payment, we will automatically transfer all of your Policy's Accumulation Value that is in the Variable Account to the Guaranteed Interest Account. Your Accumulation Value in the Fixed Indexed Account Segments will also be transferred to the

Guaranteed Interest Account at the end of the Segment Terms for each Segment. As long as we are paying benefits, you will only be able to allocate premium payments and loan repayments to the Guaranteed Interest Account.

If you added the Guaranteed Income Agreement, on the exercise effective date, we will automatically transfer all of your Policy's Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Index Credit Term. Your Policy's Accumulation Value will remain in the Guaranteed Interest Account, or if Policy loans are used to make the benefit payment, the Fixed Loan Account, for as long as the Policy remains in force.

TELEPHONE TRANSFERS. A request for transfer submitted to us via telephone is subject to the same conditions and procedures as would apply to a written transfer request. However, during periods of marked economic or market changes, you may have difficulty due to a heavy volume of telephone calls. In those circumstances, you should consider submitting a written transfer request while continuing to attempt to contact us via telephone. We reserve the right to restrict the frequency of, or otherwise modify, condition, or terminate telephone transfer privileges. For more information on telephone transactions, contact us at our Home Office or at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time.

With all telephone transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from Owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require Owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide Owners with a written confirmation of each telephone transfer.

MARKET-TIMING AND DISRUPTIVE TRADING. This Policy is not designed to be used as a vehicle for frequent trading (i.e., frequent transfers) in response to short-term fluctuations in the securities markets, often referred to as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying Portfolios and their investment strategies, dilute the value of Portfolio shares held by long term shareholders, and increase Portfolio expenses (including brokerage or other trading costs) for all Portfolio shareholders, including long term Policy Owners invested in affected Portfolios who do not generate such expenses. It is our policy to discourage market-timing and frequent transfer activity, and, when we become aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity on affected Portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for Policy Owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may not be able to detect all harmful trading nor can we ensure that the underlying Portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same Portfolios. In addition, because our policies and procedures are discretionary, it is possible that some Policy Owners may engage in market-timing and other frequent transfer activity while others may bear the harm associated with such activity. Moreover, because market-timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of or otherwise modify, condition or terminate any transfer method(s). Your transfer privilege is also subject to modification if we determine that, in our sole discretion, the exercise of the transfer privilege by one or more Policy Owners is or would be to the disadvantage of other Policy Owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by a Portfolio attributable to transfers in your Policy. One or more of the following factors will be considered in determining whether to implement and administer any restrictions and assess any fees:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appears designed to take advantage of market inefficiencies;

  . whether a Portfolio has requested that we look into identified unusual or frequent activity in the Portfolio;

  .  the number of transfers in the previous calendar quarter; and

  . whether the transfers during a quarter constitute more than two "round trips" in a particular Portfolio. A round trip is a purchase into a Portfolio and a subsequent redemption out of the Portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.

In our sole discretion, we may revise our policies and procedures to detect and deter market-timing and other frequent trading activity at any time without prior notice.

In addition to our market-timing procedures, the underlying Portfolios may have their own market-timing policies and restrictions. While we reserve the right to enforce the Portfolios' policies and procedures, Policy Owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual Policy Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the market-timing policies established by the Portfolios.

In addition, the Funds may restrict the purchase of their shares in order to protect shareholders. In such case, if you request a transfer to a Sub-Account(s) that invests in a Fund that has restricted the purchase of its shares, we will not redeem Accumulation Value from the Sub-Account(s) from which the transfer would have otherwise been made, unless you submit a new request for transfer to our Home Office designating a new Sub-Account(s) to which the transfer should be made.

DEATH BENEFIT

DEATH BENEFIT PROCEEDS

As long as the Policy is in force, we will determine the amount of and pay the Death Benefit proceeds on the Policy upon receipt at our Home Office of satisfactory proof of the insured's death, plus written direction (from each eligible recipient of Death Benefit proceeds) regarding how to pay the Death

Benefit payment, and any other documents, forms and information we need. We may require return of the Policy. We will pay the Death Benefit proceeds to the Beneficiary(ies), if living. If each Beneficiary dies before the insured, we will pay the Death Benefit proceeds to the Owner or the Owner's estate, or, if the Owner is a corporation, to it or its successor. We will pay the Death Benefit proceeds in a lump sum or under a settlement option.

If you have added the IPA to your Policy, we will pay the Death Benefit proceeds that are subject to the IPA according to the terms of that Agreement. The IPA will not impact the amount of the Policy Death Benefit proceeds; it will only impact the manner in which Death Benefit proceeds are paid to the Beneficiary. See "Supplemental Agreements -- Income Protection Agreement."

Death Benefit proceeds equal:

  .  the Death Benefit (described below);

  . plus any additional insurance on the insured's life under the Term Insurance Agreement;

  . plus under the Level Option Death Benefit, any premium paid after the date of the insured's death;

  . plus any additional insurance on the insured's life under the Interest Accumulation Agreement;

  .  minus any amounts paid under the Long Term Care Agreement;

  .  minus any unpaid monthly charges;

  .  minus any outstanding Policy loan; and

  .  minus any accrued loan interest.

We may further adjust the amount of the Death Benefit proceeds if we contest the Policy and the insured dies by suicide or you misstate the insured's age or gender. See "Statement of Additional Information."

DEATH BENEFIT OPTIONS

The Policy provides a Death Benefit under either the Level or Increasing Death Benefit Option. The Death Benefit is determined on each monthly Policy Anniversary and as of the date of the insured's death. You must select one of the two Death Benefit options we offer in your Application. If you do not choose a Death Benefit option in your Application, the Level Option Death Benefit will automatically be in effect.

The Policy is intended to qualify under Code Section 7702 as a life insurance policy for federal tax purposes. The Death Benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached Agreement will be interpreted to ensure such qualification, regardless of any language to the contrary.

To the extent the Death Benefit is increased to maintain qualification as a life insurance policy, we will make appropriate adjustments to any monthly charges or supplemental Agreements that are consistent with such an increase. Adjustments will be reflected in the monthly charge assessment.

Under Code Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a "guideline premium test (GPT)" or a "cash value accumulation test (CVAT)." You must choose either the GPT or the CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The Death Benefit will vary depending on which test is used. If you apply for the Guaranteed Income Agreement, you must elect the GPT test.

The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the Policy. The corridor requires that the Death Benefit be at least a certain percentage (varying each year by age of the insured) of the Accumulation Value. The CVAT does not have a premium limit, but does have a corridor that requires that the Death Benefit be at least a certain percentage (varying based on the age and gender class of the insured) of the Accumulation Value.

The corridor under the CVAT is different than the corridor under the GPT. Specifically, the CVAT corridor requires more Death Benefit in relation to Accumulation Value than is required by the GPT corridor. Therefore, for a Policy in the corridor with no additional Agreements, as your Accumulation Value increases your Death Benefit will increase more rapidly under CVAT than it would under GPT.

Your Policy will be issued using the GPT unless you choose otherwise. In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a Policy, but may require the Policy to have a higher Death Benefit, which may increase certain charges.

UNDER THE GUIDELINE PREMIUM TEST (GPT), THE LEVEL OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

    1.the Face Amount on the insured's date of death; or

    2.a specified "limitation percentage," called the Guideline Premium Test
      Death Benefit Percentage Factor (GPT DBPF) on your Policy's data pages, multiplied by the Accumulation Value on the insured's date of death.

Under the Level Option, your Death Benefit remains level unless the limitation percentage multiplied by the Accumulation Value is greater than the Face Amount; then the Death Benefit will vary as the Accumulation Value varies.

The limitation percentage is the minimum percentage of Accumulation Value we must pay as the Death Benefit under federal tax requirements. It is based on the age of the insured at the beginning of each Policy Year. The following table indicates the limitation percentages for the guideline premium test for different ages:

                 AGE               LIMITATION PERCENTAGE
                 ---               ---------------------
             40 and under                  250%
               41 to 45   250% minus 7% for each year over age 40
               46 to 50   215% minus 6% for each year over age 45
               51 to 55   185% minus 7% for each year over age 50
               56 to 60   150% minus 4% for each year over age 55
               61 to 65   130% minus 2% for each year over age 60
               66 to 70   120% minus 1% for each year over age 65
               71 to 75   115% minus 2% for each year over age 70
               76 to 90                    105%
               91 to 95   105% minus 1% for each year over age 90
              96 to 121                    100%

If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Policy's Accumulation Value.

LEVEL OPTION GUIDELINE PREMIUM TEST EXAMPLE. Assume that the insured's age is under 40. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death

Benefit will exceed the $100,000 Face Amount. The figure $40,000 is derived because 250 percent of $40,000 equals $100,000. Every additional $100 added to the Accumulation Value above $40,000 will increase the Death Benefit by $250.

Similarly, so long as the Accumulation Value exceeds $40,000, every $100 taken out of the Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit will equal the Face Amount of the Policy.

UNDER THE CASH VALUE ACCUMULATION TEST (CVAT), THE LEVEL OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

    1.the Face Amount on the date of the insured's death; or

    2.the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.

Under the Level Option, your Death Benefit remains level unless the Accumulation Value is greater than the net single premium as specified under Code Section 7702, multiplied by the Face Amount. The net single premium is based on the insured's gender and age.

Under the CVAT, a "limitation percentage" may be defined as the value "1" divided by the net single premium. While the limitation percentages are defined differently for the GPT and the CVAT, they work identically with respect to the relationship between the Accumulation Value and the Death Benefit.

If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Accumulation Value.

LEVEL OPTION CASH VALUE ACCUMULATION TEST EXAMPLE. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit for the Policy must be equal to or be greater than 225 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $44,444, the Death Benefit of the Policy will exceed the $100,000 Face Amount. The figure $44,444 is derived because 225 percent of $44,444 equals $100,000. Every additional $100 added to the Accumulation Value above $44,444 will increase the Death Benefit of the Policy by $225.

Similarly, so long as the Accumulation Value exceeds $44,444, every $100 taken out of the Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit of the Policy will equal the Face Amount of the Policy.

UNDER THE GUIDELINE PREMIUM TEST, THE INCREASING OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

    1.the Face Amount plus the Accumulation Value on the insured's date of death; or

    2.the limitation percentage (the GPT DBPF) multiplied by the Accumulation
      Value on the insured's date of death.

Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies.

INCREASING OPTION GUIDELINE PREMIUM TEST EXAMPLE. Assume that the insured's age is under 40. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $60,000 will generally have a Death Benefit of $160,000 ($100,000 + $60,000). The Death Benefit, however, must be at least 250 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $66,666, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666. Every additional $100 of Accumulation Value above $66,666 will increase the Death Benefit by $250.

Similarly, any time the Accumulation Value exceeds $66,666, every $100 taken out of Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the Face Amount plus the Accumulation Value of the Policy.

UNDER THE CASH VALUE ACCUMULATION TEST, THE INCREASING OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

    1.the Face Amount plus the Accumulation Value on the insured's date of death; or

    2.the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.

Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies.

INCREASING OPTION CASH VALUE ACCUMULATION TEST EXAMPLE. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $65,000 will generally have a Death Benefit of $165,000 ($100,000 + $65,000). The Death Benefit for the Policy must be at least 225 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $80,000, the Death Benefit for the Policy will be greater than the Face Amount plus the Accumulation Value. The figure of $80,000 is derived because 225 percent of $80,000 equals $100,000 + $80,000. Every additional $100 of Accumulation Value above $80,000 will increase the Death Benefit of the Policy by $225.

Similarly, any time Accumulation Value exceeds $80,000, every $100 taken out of Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit for the Policy will be the Face Amount plus the Accumulation Value of the Policy.

EFFECT OF PARTIAL SURRENDERS ON THE DEATH BENEFIT

If you choose the Level Option, a partial surrender will reduce the Face Amount by an amount equal to the amount of the partial surrender. If you choose the Increasing Option, your Face Amount will not be affected by a partial surrender. Regardless of the Death Benefit option you choose, a partial surrender will reduce the Death Benefit by at least the amount of the partial surrender.

EFFECT OF CHRONIC ILLNESS BENEFIT PAYMENT ON THE DEATH BENEFIT

When a chronic illness benefit payment is made under the Accelerated Death Benefit Agreement for Chronic Illness, the Death Benefit is reduced by the amount of the chronic illness benefit payment.

CHOOSING DEATH BENEFIT OPTIONS

You must choose one Death Benefit option on your Application. This is an important decision. The Death Benefit option you choose will have an impact on the dollar value of the Death Benefit, on your Accumulation Value, and on the amount of cost of insurance charges you pay. If you do not select a Death Benefit option on your Application, the Level Option will become the Death Benefit option for your Policy, by default.

You may find the Level Option more suitable for you if your goal is to have Net Premiums and positive investment experience reflected to the maximum extent in Accumulation Value. You may find the

Increasing Option more suitable if your goal is to increase your total Death Benefit. Under the Increasing Option, positive increases in the Accumulation Value would be reflected in your Death Benefit, where the Death Benefit equals your initial Face Amount plus the Policy's Accumulation Value.

CHANGING THE DEATH BENEFIT OPTION

After the first Policy Year, you may change your Death Benefit option once each Policy Year. We will notify you of the new Face Amount.

  .  You must send your Written Request in Good Order to our Home Office.

  . The effective date of the change will be the monthly Policy Anniversary on or following the date we approve your request for a change in Good Order.

  . Changing your Death Benefit option may cause you to receive taxable income, may cause your Policy to become a modified endowment contract
     (MEC) or may have other unintended adverse federal tax consequences. See "Federal Tax Status." You should consult a tax adviser before changing your Policy's Death Benefit option.

INCREASING/DECREASING THE FACE AMOUNT

You may increase or decrease the Face Amount of the Policy. An increase or decrease in the Face Amount will affect your cost of insurance charge, your guideline premium or cash value accumulation tax calculation, and may have adverse federal tax consequences. You should consult a tax adviser before increasing or decreasing your Policy's Face Amount.

If you have added the LTC Agreement to your Policy, decreasing the Face Amount of the Policy may lower the amount of long-term care benefit (LTC amount) available under the LTC Agreement. If the Policy's Face Amount after the decrease is less than the LTC amount before the decrease in Face Amount, the LTC amount will be equal to the new decreased Face Amount.

If you have added the Accelerated Death Benefit for Chronic Illness Agreement to your Policy, decreasing the Face Amount of the Policy may lower the amount of chronic illness benefit (Chronic Illness Death Benefit Amount) available under the Agreement. If the Policy's Face Amount after the decrease is less than the Chronic Illness Death Benefit Amount before the decrease in Face Amount, the Chronic Illness Death Benefit Amount will be equal to the new decreased Face Amount.

If you have added the IPA to your Policy, increasing or decreasing your Face Amount will impact the amount payable as installment payments under that Agreement. If you are increasing your Face Amount, you may be able to change the percentage amount that will apply to the IPA installment payments, subject to our approval. See "Supplemental Agreements -- Income Protection Agreement."

An increase in Face Amount will be treated as an additional layer of coverage with its own monthly Policy Issue Charge, surrender charge and surrender charge period.

Conditions for and impact of decreasing the Face Amount:

  .  you must send your Written Request in Good Order to our Home Office;

  . a decrease in a layer of coverage is only allowed if the coverage layer has been in force for at least one year;

  .  we require your requested decrease in Face Amount to be at least $5,000;

  . you may not decrease your Face Amount if it would disqualify your Policy as life insurance under the Code;

  . if the decrease in Face Amount would cause your Policy to be classified a modified endowment contract (MEC) under the Code, we will not allow the decrease in Face Amount, unless you specifically instruct us in writing that you intend for the Policy to be classified as a MEC; and

  . a decrease in Face Amount will take effect on the first monthly Policy Anniversary on or after we receive and approve your Written Request.

Conditions for and impact of increasing the Face Amount:

  . your request must be applied for on a supplemental Application and must include evidence of insurability satisfactory to us;

  . a requested increase in Face Amount requires our approval and will take effect on the first monthly Policy Anniversary on or after the day we approve your request;

  .  increases are only allowed after the first Policy Year;

  .  we require your requested increase in Face Amount to be at least $5,000;

  . each increase in Face Amount will have its own surrender charge that applies for 10 years after the date of the increase, unless you elect the Early Values Agreement; and

  . increases made under the Guaranteed Insurability Option, Guaranteed Insurability Option for Business, the Business Continuation Agreement, or the Inflation Agreement will be processed according to the provisions of that Agreement and will not require evidence of insurability.

SETTLEMENT OPTIONS

There are several ways of receiving proceeds under the Death Benefit and surrender provisions of the Policy, other than in a lump sum. These are described under "Settlement Options" in your Policy and in the Statement of Additional Information. The IPA provides an additional irrevocable settlement option, which may only be applied for at Policy issue.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, to make such changes.

POLICY LOANS

While your Policy is in force, you may submit a request to our Home Office to borrow money from us using only your Policy as the security for the loan. You may obtain a Policy loan with a Written Request in Good Order by calling us at 1-800-277-9244 between the hours of 8:00 am and 5:00 pm, Central time, our regular business hours. If you call us, you will be asked for security purposes, for your personal identification and Policy number. Policy owners may also submit their requests for policy loans to us by facsimile (FAX) transmission at (651) 665-6955. We normally pay the loan amount within seven days after we receive a proper loan request in Good Order. We may postpone payment of loans under certain conditions as described in the Statement of Additional Information. You may increase the risk that the Policy will terminate if you take a loan. A loan that is taken from, or secured by a Policy, may have adverse federal income tax consequences. See "Federal Tax Status."

Your Policy will remain in force so long as the Accumulation Value less the sum of the Policy loan and any unpaid Policy Loan Interest is sufficient to cover the monthly charges when due. Otherwise, your Policy will terminate and there may be adverse tax consequences. See "Federal Tax Status." To prevent your Policy from terminating, you will have to make a loan repayment. We will notify you 61 days in advance of the Termination of your Policy and the amount of the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice.

You may request either a fixed interest rate Policy loan or a variable rate Policy loan. Under a fixed interest rate Policy loan, the rate of interest we charge for the Policy loan will not change for the duration of the loan. However, under a variable rate Policy loan, the rate of interest we charge for the loan can change annually for the duration of the loan. When you request a Policy loan, you must inform us of whether you are choosing a fixed interest rate Policy loan or a variable rate Policy loan.

FIXED INTEREST RATE POLICY LOAN. The maximum amount available for a fixed interest rate Policy loan is the Policy Accumulation Value less any applicable surrender charge and three (3) months of monthly charges. We determine this amount on the Valuation Date we receive your request for a fixed interest rate Policy loan at our Home Office in Good Order. There is no minimum amount we require for a Policy loan. When you take a fixed interest rate Policy loan, we will transfer an amount equal to the loan from your Accumulation Value in the Guaranteed Interest Account, the Fixed Indexed Accounts and/or the Variable Account to the Fixed Loan Account, part of our General Account. You may instruct us as to which Account or Accounts and the proportion of the amount of the fixed interest rate Policy loan that should be transferred from the Accounts. However, if you instruct us to take a fixed interest rate Policy loan from the Fixed Indexed Accounts, we will transfer the amount of the loan from each Segment in the Fixed Indexed Accounts on a pro rata basis. Pro-rata basis means the loan amount will be transferred proportionally from the Accumulation Value in each Segment in the Fixed Indexed Accounts in relation to the total Accumulation Value of all Segments in the Fixed Indexed Accounts.

If you do not instruct us as to how we should transfer the amount of the fixed interest rate Policy loan from the Accounts to the Fixed Loan Account, we will transfer the fixed rate loan amount in the order described below.

     1. The fixed rate loan amount will be transferred first from your Accumulation Value in the Guaranteed Interest Account.

     2. If the fixed rate loan amount exceeds your Accumulation Value in the Guaranteed Interest Account, the remaining fixed rate loan amount will be transferred from your Accumulation Value in the Variable Account on a pro-rata basis from the Accumulation Value in each Sub-Account. Pro-rata basis means the loan amount will be transferred proportionally from the Accumulation Value of each Sub-Account in the Variable Account in relation to the total Accumulation Value of all Sub-Accounts in the Variable Account.

     3. If the fixed rate loan amount exceeds your Accumulation Value in the Guaranteed Interest Account and the Variable Account, the remaining fixed rate loan amount will be transferred from your Accumulation Value in the Interim Account.

     4. If the fixed rate loan amount exceeds your Accumulation Value in the Guaranteed Interest Account, the Variable Account and the Interim Account, the remaining fixed rate loan amount will be transferred from your Accumulation Value in the Fixed Indexed Accounts on a pro-rata basis from the Accumulation Value in each Segment. Pro-rata basis means the loan amount will be transferred proportionally from the Accumulation Value of each Segment of the Fixed Indexed Accounts in relation to the total Accumulation Values of all Segments of the Fixed Indexed Accounts.

We hold the fixed rate loan amount as collateral for the loan in the Fixed Loan Account. The fixed rate loan amount is not available for withdrawal from the Policy.

FIXED INTEREST RATE POLICY LOAN INTEREST. We will charge you interest on a fixed interest rate Policy loan at the annual rate of interest shown on the Policy data pages of your Policy while your fixed interest rate policy loan is outstanding. Currently, we charge an annual rate of interest of 3 percent on fixed interest rate Policy loans. Policy loan interest becomes due and payable:

  . on a Policy loan transaction (which is any transaction that affects the loan amount);

  .  on each Policy Anniversary;

  .  on surrender or Termination of the Policy; or

  .  on the date of the death of the insured.

Loan interest can be paid via check or you may make an online payment through our internet eService Center at www.securianservice.com. If you do not pay the interest on your loan when due, your Policy loan will be increased by the amount of the unpaid interest.

We also credit interest to amounts held in the Fixed Loan Account as collateral for Policy loans at a rate of interest at least equal to the interest rate shown on the Policy data pages. Currently, we credit an annual rate of interest which is not less than your fixed interest rate Policy Loan Interest rate minus 1 percent. However, if your Policy has been in force for ten years or more, we will credit your loan amount with an annual rate of interest equal to the Policy loan rate minus .10 percent. On the date of each Policy loan transaction and Policy Anniversary, we will allocate any accrued Fixed Loan Account interest to your Accumulation Value in the Guaranteed Interest Account, the Fixed Indexed Accounts and the Sub-Accounts of the Variable Account on a pro-rata basis. Pro-rata basis means interest will be credited proportionally to the Accumulation Value in each Account in relation to the total Accumulation Value of all Accounts listed.

VARIABLE INTEREST RATE POLICY LOAN. If you have Accumulation Value in one or more of the Fixed Indexed Accounts, you may request a variable interest rate Policy loan. The maximum aggregate amount you may borrow under one or more variable interest rate Policy loans under your Policy equals your Accumulation Value in the Fixed Indexed Accounts, plus your Accumulation Value in the Interim Account, less any applicable surrender charge and three (3) months of monthly charges. We will determine the amount available for a variable interest rate Policy loan as of the date we receive your request for a loan in Good Order at our Home Office. Unlike a fixed interest rate Policy loan, when you take a variable interest rate Policy loan, we will not transfer an amount equal to the loan from your Accumulation Value in the Guaranteed Interest Account, Fixed Indexed Accounts and/or the Variable Account to the Fixed Loan Account as collateral for the policy loan.

On every loan transaction date and on each monthly Policy Anniversary, we will compare the amount of a variable interest rate loan with the Accumulation Value in the Fixed Indexed Accounts and the Interim Account and if the amount of a variable interest rate loan exceeds the Accumulation Value in the Fixed Indexed Accounts and the Interim Account, we will automatically convert the variable interest rate loan to a fixed interest rate loan. You may request to convert back to a new variable rate interest loan after you have either reduced the loan balance by making a loan repayment or by increasing the amount of Accumulation Value in the Fixed Indexed Accounts.

VARIABLE INTEREST RATE POLICY LOAN INTEREST. Under a variable interest rate Policy loan, we may change the rate of interest we charge for the Policy loan once a year on your Policy Anniversary. We will notify you at your Policy Anniversary of any changes in the Policy Loan Interest rate for the coming year.

The rate of interest we charge for a variable interest rate Policy loan will equal the greater of:

     1. the published monthly average (Moody's Corporate Bond Yield Average-Monthly Average Corporates) as published by Moody's Investors Service, Inc. or its successor for the calendar month ending two months prior to the date the rate of interest for the Policy loan is determined, and

     2. the guaranteed interest rate for the Guaranteed Interest Account shown on the Policy data pages, plus one (1) percent per annum.

We may increase the rate of interest we charge for a variable rate Policy loan on a Policy Anniversary where based on the above formula the rate of interest for a variable rate Policy loan calculated prior to the Policy Anniversary would be one-half percent or more higher than the rate of interest we currently charge for the loan. We will decrease the rate of interest we charge for a variable rate Policy loan on a Policy Anniversary where based on the above formula the rate of interest for a variable rate Policy loan calculated prior to the Policy Anniversary would be one-half percent or more lower than the rate of interest we currently charge. We will calculate any change in the rate of interest we charge for a variable rate Policy loan as of the Interim Account Transfer Date in the second month preceding your Policy Anniversary.

Any change in the loan interest rate will apply to any new variable rate Policy loans as well as variable rate Policy loans existing on your Policy Anniversary. The rate of interest for a variable rate Policy loan in effect on the Policy Date is shown on the Policy data pages. If that rate changes, we will notify you in the Annual Report or by other written notice.

POLICY LOAN REPAYMENTS. If your Policy is in force, you may repay your loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. When we receive a payment from you, we will automatically treat that payment as a premium payment unless you specify that the payment is a loan repayment. Loan repayments are not subject to a premium charge. If the insured dies with any loan outstanding, the amount of the Death Benefit will be reduced by the outstanding loan balance.

When you repay a fixed interest rate Policy loan, we transfer the repayment amount from the Fixed Loan Account to your Accumulation Value in the Guaranteed Interest Account, the Fixed Indexed Accounts and the Variable Account. Unless you instruct us otherwise, we will transfer the repayment amount on a pro-rata basis to the Guaranteed Interest Account, the Fixed Indexed Accounts and the Sub-Accounts of the Variable Account based on your Accumulation Value in each investment option on the Valuation Date we receive your loan repayment in Good Order at our Home Office. Pro-rata basis means the repayment amount will be transferred from the Accumulation Value in each Account in relation to the total Accumulation Value of all Accounts listed. We reserve the right to restrict the amount of any loan repayment to the Guaranteed Interest Account.

A fixed interest rate Policy loan, whether or not it is repaid, will have a permanent effect on your Accumulation Value, and depending upon the Death Benefit option you have chosen, the Death Benefit. As long as a fixed interest rate Policy loan is outstanding the collateral for the loan in the Fixed Loan Account is not affected by the investment performance of Sub-Accounts and may not be credited with the rates of interest we credit Accumulation Value in the Guaranteed Interest Account or with Index Credits in the Fixed Indexed Accounts.

A variable interest rate Policy loan will not have a permanent effect on the Accumulation Value of your Policy. If you make a repayment of a variable interest rate loan, the loan balance will be reduced, however, the loan repayment will not have an impact on the Policy's Accumulation Value.

TERMINATION. If the Accumulation Value less the sum of the Policy loan(s) and any unpaid Policy Loan Interest is insufficient to cover the monthly charges on a monthly Policy Anniversary, a 61-day Grace Period begins. We will send you a written notice on the day your Policy goes into the Grace Period and inform you of your options. Your Policy will remain in force during the Grace Period. You may pay premiums during this Grace Period to cover the insufficiency and continue your Policy in force beyond the Grace Period. In addition to a notice that your Policy has gone into the Grace Period, we will send you and any assignee of record, at the last known address, at least 31 days prior to the end of the Grace Period, a written notice indicating the due date and the payment required to keep your Policy in force.

The payment required to keep your Policy in force after the Grace Period commences is equal to three times the sum of all the monthly charges that were due at the beginning of the Grace Period, plus the premium charge that would apply. If the payment is not paid by the end of the Grace Period, your Policy will terminate without value. If the insured dies during the Grace Period, the death proceeds will be paid to the Beneficiary. If the Policy were to terminate with an outstanding loan balance, you will also be required to make a loan repayment.

If the Policy terminates with an outstanding loan balance, the amount of that outstanding loan will be treated as a distribution, which could be taxable depending upon your investment in the Policy. This means that as a result of a Policy termination, you could recognize taxable income without any distribution of Policy Accumulation Value in the form of cash that could be used to pay any income tax due. You should consult your tax advisor regarding the tax treatment of a Policy termination with an outstanding loan balance. See "Federal Tax Status."

REINSTATEMENT. At any time within three years from the date of Policy Termination while the insured is living, you may ask us to restore your Policy to an in-force status, unless you surrendered your Policy. We will require each of the following to reinstate your Policy:

    1.your Written Request in Good Order to reinstate the Policy;

    2.that you submit to us at our Home Office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime;

    3.a payment sufficient to cover all monthly charges and Policy Loan
      Interest due and unpaid during the Grace Period; and

    4.a premium sufficient to keep the Policy in force for three (3) months after the date of the reinstatement.

The effective date of reinstatement will be the first monthly Policy Anniversary on or following the date we approve your request for reinstatement. The Surrender Charge and Policy Issue Charge schedules that were in place at the end of the Grace Period will be effective at the reinstatement date. We will send you new Policy data pages when your Policy is reinstated. If you elected the Early Values Agreement at Policy issue, we will require that you reinstate that Agreement. Reinstating your Policy may have adverse tax consequences. You should consult your tax advisor before you reinstate your Policy. See "Federal Tax Status."

SURRENDER

You may request to surrender your Policy at any time while the insured is living and the Policy is in force. A surrender may have tax consequences. See "Federal Tax Status."

The Surrender Value of the Policy is the Accumulation Value less any unpaid Policy charges which we assess against Accumulation Value, less any Policy loan, less any unpaid Policy Loan Interest and less any Surrender Charges. If you have elected the Early Values Agreement, the Surrender Value will not be reduced by Surrender Charges. We determine the Surrender Value as of the Valuation Date on which we receive your signed Written Request for surrender of the Policy in Good Order at our Home Office. You may request that the Surrender Value be paid to you in cash or, alternatively, paid under a settlement option we offer. We may require that you return the Policy.

If you surrender your Policy during the first ten Policy Years or during the first ten years following an increase in Face Amount, we will assess a Surrender Charge, which may significantly reduce the Surrender Value. If you have elected the Early Values Agreement, the Surrender Value will not be reduced by the Surrender Charge. See "Policy Charges."

The amount you receive on surrender may be more or less than the total premiums you paid under the Policy. Once you surrender your Policy, all coverage and other benefits under the Policy cease and cannot be reinstated. See "Distributions Other Than Death Benefits from Modified Endowment Contracts" and "Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts."

We will pay surrender proceeds as soon as possible, but not later than seven days after we receive your Written Request in Good Order for surrender. However, if any portion of the Accumulation Value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the check has cleared and the funds have been collected.

If you have allocated Accumulation Value to any of the Fixed Indexed Accounts during the period you owned the Policy, you may receive surrender proceeds based upon the guaranteed minimum Accumulation Value amounts held in the Fixed Indexed Accounts. Whether the guaranteed minimum Accumulation Value is available upon surrender depends upon your Policy's particular facts and circumstances, including how much you allocated to the Fixed Indexed Accounts, how long your Accumulation Value was allocated to those accounts and whether Interest Credits were earned during that period. See "Guaranteed Minimum Accumulation Value".

PARTIAL SURRENDER

While the insured is living and the Policy is in force, you may request a partial surrender of the Accumulation Value of your Policy by forwarding your request in Good Order to our Home Office. The partial surrender must be at least $500. The maximum partial surrender we will allow is the Accumulation
Value: (i) less any outstanding Policy loan and accrued loan interest,
(ii) less the amount of any Surrender Charge applicable at that time, and
(iii) less three (3) months of monthly charges. For each partial surrender, we assess a Partial Surrender Transaction Charge of 2 percent of the amount of the partial surrender, up to $25.

You may tell us from which Sub-accounts of the Variable Account, any Fixed Indexed Account and the Guaranteed Interest Account to make a partial surrender. If you do not instruct us as to which Accounts we should take the partial surrender, we will take the partial surrender from the Accounts in the order described below:

     1. The partial surrender will be taken first from your Accumulation Value in the Guaranteed Interest Account.

     2. If the partial surrender amount exceeds your Accumulation Value in the Guaranteed Interest Account, the remaining partial surrender will be taken from your Accumulation Value in the Variable Account on a pro-rata basis from the Accumulation Value in each

         Sub-Account. Pro-rata basis means Accumulation Value will be transferred proportionally from each Sub-Account in the Variable Account in relation to the total Accumulation Value of all Sub-Accounts in the Variable Account.

     3. If the partial surrender exceeds your Accumulation Value in the Guaranteed Interest Account and the Variable Account, the remaining partial surrender will be taken from your Accumulation Value in the Interim Account.

     4. If the partial surrender exceeds your Accumulation Value in the Guaranteed Interest Account, the Variable Account and the Interim Account, the remaining partial surrender will be taken from your Accumulation Value in the Fixed Indexed Accounts on a pro-rata basis from the Accumulation Value in each Segment. Pro-rata basis means Accumulation Value will be transferred proportionally from each Segment of the Fixed Indexed Accounts in relation to the total Accumulation Value of all Segments of the Fixed Indexed Accounts.

We will process the partial surrender at the Unit Values next determined after we receive your request in Good Order at our Home Office. This means that if we receive your request for partial surrender prior to 3:00 p.m. Central time, or prior to the end of a Valuation Date, we will process the request at the Unit Values determined as of that Valuation Date. If we receive your request for partial surrender at or after 3:00 p.m. Central time, or after the end of a Valuation Date we will process the request at the Unit Values determined as of 3:00 p.m. Central time on the following Valuation Date.

If a partial surrender would cause your Policy to be disqualified as life insurance under the Code, we will not process your request for partial surrender. In addition, unless you have instructed us otherwise in writing, if a partial surrender would cause your Policy to be classified as a modified endowment contract under the Code, we will not process your request for partial surrender. Under the Level Option Death Benefit, a partial surrender will cause a decrease in the Face Amount of the Policy equal to the amount of the partial surrender. For each Death Benefit option, a partial surrender will decrease the amount of the Death Benefit proceeds payable.

We will pay partial surrender proceeds as soon as possible, but not later than seven days after we receive your Written Request for partial surrender in Good Order.

We reserve the right to defer the payment of surrender and partial surrender proceeds for up to six months from the date of your Written Request, if such proceeds would be paid exclusively from your Accumulation Value in the Guaranteed Interest Account and the Fixed Indexed Accounts. In that case, if we postpone payment for more than 31 days, we will pay you interest at 2 percent annual rate for the period during which payment is postponed.

If mandated under applicable law, we may block an Owner's account and thereby refuse to pay any request for surrender or partial surrender until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and Owner's account to government regulators.

POLICY CHARGES

We assess certain charges against premiums and Accumulation Value under the Policy. The maximum and minimum charges and the charges for certain specified insureds are described in the "Fee Tables" section of this prospectus. The charges compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

SERVICES AND BENEFITS WE PROVIDE:

  .  the Death Benefit, cash, and loan benefits under the Policy;

  .  investment options, including premium payment allocations;

  .  administration of elective options; and

  .  the distribution of reports to Owners.

COSTS AND EXPENSES WE INCUR:

  . costs associated with processing and underwriting Applications, and with issuing and administering the Policy (including any Agreements);

  . overhead and other expenses for providing services and benefits, and sales and marketing expenses, including compensation paid in connection with the sale of the Policies; and

  . other costs of doing business, such as collecting premium payments, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees.

RISKS WE ASSUME:

  . that the cost of insurance charges we may assess are insufficient to meet our actual claims because insureds die sooner than we estimate; and

  . that the costs of providing the services and benefits under the Policies exceed the charges we assess.

PREMIUM CHARGE. Prior to allocation of a premium payment, we assess a charge from each premium payment to compensate us for distribution and administrative expenses and certain taxes associated with our issuance and maintenance of the Policy. We credit the remaining amount (the Net Premium) to your Policy's Accumulation Value according to your allocation instructions. The current Premium Charge is 4.0 percent of each premium and is guaranteed not to exceed
7.0 percent of each premium.

The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.

ACCUMULATION VALUE CHARGES. We assess the following charges against your Accumulation Value: (1) a Monthly Policy Charge; (2) a Policy Issue Charge;
(3) a Cost of Insurance Charge; (4) a Mortality and Expense Risk Charge;
(5) Indexed Account Charge; (6) a Cash Extra Charge; (7) certain transaction charges; (8) a Surrender Charge; and (9) charges for any Agreements you elect.

Some of the Accumulation Value charges depend on the "Risk Class" of the insured. The Risk Class of an insured is based upon the insured's "Underwriting Class" and "Tobacco Class."

The Underwriting Class of the insured represents the level of mortality risk that we assume. The Tobacco Class refers to the tobacco use habits of the insured.

     1. MONTHLY POLICY CHARGE. The Monthly Policy Charge is currently $8 per month and is guaranteed not to exceed a monthly charge equal to $12.00, plus $0.0125 per $1,000 of Face Amount under the Policy. The Monthly Policy Charge compensates us for certain administrative expenses we bear, including those attributable to the records we create and maintain for your Policy.

     2. POLICY ISSUE CHARGE. We assess a monthly Policy Issue Charge for the first ten years following issuance of the Policy and for the first ten years following any increase in Face Amount. The charge varies based upon the age, gender and Risk Class of the insured. The Policy Issue Charge compensates us for our expenses of issuing, underwriting and distributing the Policy. The minimum guaranteed charge is $0.04 per $1,000 of Initial Face Amount or Face Amount increase and the maximum guaranteed charge is $0.53 per $1,000 of Initial Face Amount or Face Amount increase. The Policy Issue Charge for your Policy is shown on the Policy data pages of the Policy.

     3. COST OF INSURANCE CHARGE. We assess a monthly Cost of Insurance Charge to compensate us for underwriting the Death Benefit. The minimum guaranteed monthly charge is $0.015 per $1,000 of Net Amount at Risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of Net Amount at Risk. The charge depends on a number of variables (insured's age, gender, Risk Class, and Face Amount) that would cause it to vary from Policy to Policy and from monthly Policy Anniversary to monthly Policy Anniversary. We calculate the Cost of Insurance Charge separately for the Initial Face Amount and for any increase in Face Amount, each a coverage layer. If we approve an increase in your Policy's Face Amount, a different Risk Class (and a different cost of insurance rate) may apply to the increase, based on the insured's circumstances at the time of the increase in Face Amount.

         The cost of insurance charge for a coverage layer is the Net Amount at Risk for the coverage layer multiplied by the applicable cost of insurance rate. The Net Amount at Risk varies with investment performance, the payment of premiums and the assessment of Policy charges. The Net Amount at Risk is equal to the Death Benefit payable divided by the Net Amount at Risk divisor, as shown on the data pages of your Policy, minus the Accumulation Value of the Policy.

         The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience. The rates will never be greater than the maximum guaranteed cost of insurance rates for the Initial Face Amount shown on the Policy data pages of your Policy. The maximum guaranteed cost of insurance rates for any increase in Face Amount will be shown on the Policy data pages we send to you at the time of the increase in Face Amount. These guaranteed rates are based on the 2001 Commissioner's Standard Ordinary Composite, Ultimate, Age Nearest Birthday, Sex-Distinct Mortality Tables (2001 Commissioner's Standard Ordinary Composite, Ultimate, Age Nearest Birthday, Table B Mortality Tables, if we issue the Policy on a unisex basis) and the insured's age. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, Accumulation Value allocation, lapse rates, Policy duration, taxes, investment earnings and profit considerations. Any change in the cost of insurance rates will apply to all persons of the same age, Risk Class, and number of full years insurance has been in force.

         In general the longer you own your Policy, the higher the cost of insurance rate will be as the insured grows older. Also our cost of insurance rates will generally be lower if the insured is a female than if a male, unless we issue the Policy on a unisex basis. Similarly, our current cost of insurance rates are generally lower for non-tobacco users than tobacco users, and for persons considered to be in excellent health. On the other hand, insureds who present particular health, occupational or non-work related risks may require higher cost of insurance rates under their Policies.

     4. MORTALITY AND EXPENSE RISK CHARGE. We assess a monthly Mortality and Expense Risk charge to compensate us for certain mortality and expense risks we assume. The mortality risk is that the insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

         This charge currently is equal to a monthly rate of 0.00 percent of the Accumulation Value less the Fixed Loan Account value. We reserve the right to increase this charge to a maximum rate of .075 percent of the Accumulation Value of the Policy.

         If this charge does not cover our actual costs, we may absorb any such loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

     5. INDEXED ACCOUNT CHARGE. We assess a monthly Indexed Account Charge to compensate us for certain administrative and other expenses we assume in making available the Fixed Indexed Account options. We currently do not assess this charge for amounts allocated to Indexed Accounts A and
         B. We reserve the right to assess this charge up to a maximum monthly rate of 0.05 percent of the Accumulation Value held in Indexed Accounts A and B and for amounts held in the Interim Account that are scheduled to be transferred to Indexed Accounts A and B on an Interim Account Transfer Date.

         The current Indexed Account Charge for the Optimizer 1 and Optimizer 2 Indexed Accounts is equal to a monthly rate of .06 percent of the Accumulation Value held in the Optimizer 1 Indexed Account, Optimizer
         2 Indexed Account and for the amounts in the Interim Account that are scheduled to be transferred to the Optimizer 1 and Optimizer 2 Indexed Accounts. We reserve the right to increase this charge to a maximum monthly rate of 0.20 percent of the Accumulation Value in the Optimizer 1 and Optimizer 2 Indexed Accounts and for amounts in the Interim Account that are scheduled to be transferred to the Optimizer
         1 and Optimizer 2 Indexed Accounts on an Interim Account Transfer Date.

     6. CASH EXTRA CHARGE. We may assess a monthly charge to compensate us for providing the Death Benefit under the Policy where the insured presents a heightened or increased level of mortality risk. The minimum guaranteed monthly charge is $0.00 and the maximum guaranteed monthly charge is $100.00 per $1,000 of Face Amount. An insured may present increased mortality risk because of an outstanding medical condition (e.g., cancer that is in remission), or occupation or activity engaged in by the insured (e.g., sky-diving). We will assess the Cash Extra Charge only for the period of time necessary to compensate us for the heightened mortality risk we would bear as a result of an insured's outstanding medical condition, occupation or activity. The Cash Extra Charge, which is generally not applicable to most Policies, is uniquely determined for each insured and may vary based upon factors such as gender, Risk Class and age. The charge is defined as a level cost per thousand dollars of Face Amount. If a Cash Extra Charge applies to your Policy, the amount of the charge will be shown on the Policy data pages of the Policy.

     7. TRANSACTION CHARGES. We may assess certain transaction charges if you elect to make a Policy change, take a partial surrender, or transfer Accumulation Value among the Sub-Accounts, the Guaranteed Interest Account and the Fixed Indexed Accounts. We assess transaction charges from the Accumulation Value of your Policy.

         a. POLICY CHANGE TRANSACTION CHARGE. We assess a Policy Change Transaction Charge to compensate us for expenses associated with processing a Policy change such as an increase or decrease in Face Amount, a change in Death Benefit option or a change in your risk classification. Currently, the charge is $60 for each policy change. We guarantee the charge will not exceed $100.

         b. PARTIAL SURRENDER TRANSACTION CHARGE. For each partial surrender, we assess a processing fee of 2 percent of the amount surrendered, up to $25, from the remaining Accumulation Value. The fee compensates us for the administrative costs in generating the withdrawal payment and in making all calculations which may be required because of the partial surrender.


         c. TRANSFER TRANSACTION CHARGE. The Transfer Transaction Charge is guaranteed not to exceed $50. For purposes of assessing the charge, we consider all telephone, facsimile, written and/or eService Center requests processed on the same day to be one transfer, regardless of the number of Sub-Accounts (or Guaranteed Interest Account) affected by the transfer(s). We currently do not assess a Transfer Transaction Charge.

     8. OPTIMIZER 1 AND OPTIMIZER 2 INDEX SEGMENT CHARGE. We assess the Index Segment Charge to cover the administrative costs and expenses associated with establishing the Optimizer 1 and Optimizer 2 Indexed Accounts. The current and maximum Index Segment Charge are both equal to 1.25 percent of the Accumulation Value in the Optimizer 1 or Optimizer 2 Indexed Accounts on the Interim Account Transfer Date. We deduct the Index Segment Charge from the Accumulation Value in the Optimizer 1 and 2 Indexed Accounts on the Interim Account Transfer Date.

     9. SURRENDER CHARGE. If your Policy terminates or you fully surrender your Policy during the first 10 Policy Years or within 10 years after any increase in Face Amount, we assess a surrender charge from your Accumulation Value and pay the remaining amount (less any unpaid Policy charges, outstanding Policy loan and accrued interest) to you. The payment you receive is called the Surrender Value.

         For policies that are terminated or fully surrendered within the first ten years after Policy issue or within ten years of an increase in Face Amount, we will assess a surrender charge equal to the lesser of 60 times the Policy Issue Charge for the initial face amount increase as applicable or the sum of any remaining Policy Issue Charges for the Initial Face Amount or Face Amount increase multiplied by a factor of 2.0, as applicable. For policies issued prior to May 16, 2015, we will assess a surrender charge that equals the sum of any remaining Policy Issue Charges for the initial face amount or the face amount increase, as applicable, measured from policy termination or full surrender to the end of the ten year surrender charge period. THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD CAREFULLY CALCULATE THESE CHARGES BEFORE YOU REQUEST A SURRENDER OR INCREASE IN FACE AMOUNT. UNDER SOME CIRCUMSTANCES, THE LEVEL OF SURRENDER CHARGES MIGHT RESULT IN NO SURRENDER VALUE BEING AVAILABLE.

         We assess the Surrender Charge to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records, and Policy issue. We do not expect Surrender Charges to cover all of these costs. To the extent that they do not, we will cover the short-fall from our General Account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

         If you have elected the Early Values Agreement, the Surrender Charge will be waived on your Policy. See "Early Values Agreement" under the "Other Policy Provisions" of this prospectus.

     10. CHARGES FOR AGREEMENTS. We assess monthly charges for supplemental insurance benefits you add to your Policy by Agreement. Charges for the Agreements are described in the "Periodic Charges Other Than Investment Option Operating Expenses" table in the "Fee Tables" section of this prospectus.

DEDUCTION OF ACCUMULATION VALUE CHARGES. With the exception of the Optimizer 1 and Optimizer 2 Index Segment Charge, we will assess monthly Policy charges or Policy Transaction Charges against your Accumulation Value in the Guaranteed Interest Account, the Variable Account, the Interim Account and the Fixed Indexed Accounts in the order described below.

     1. First, we will deduct monthly Policy charges or Policy Transaction Charges from your Accumulation Value in the Guaranteed Interest Account that has not been specified for dollar cost averaging.

     2. If the monthly Policy charges exceed your Accumulation Value in the Guaranteed Interest Account that has not been specified for dollar cost averaging, the remaining monthly Policy charges or Policy Transaction Charges will be deducted from the Variable Account on a pro-rata basis from your Accumulation Value in each Sub-Account. Pro-rata basis means charges will be deducted proportionally from the Accumulation Value of each Sub-Account in the Variable Account in relation to the total Accumulation Value of all Sub-Accounts in the Variable Account.

     3. If the monthly Policy charges exceed your Accumulation Value in the Guaranteed Interest Account that has not been specified for dollar cost averaging and the Variable Account, the remaining monthly Policy charges or Policy Transaction Charges will be deducted from your Accumulation Value in the Interim Account.

     4. If the monthly Policy charges exceed your Accumulation Value in the Guaranteed Interest Account that has not been specified for dollar cost averaging, the Variable Account, and the Interim Account, the remaining monthly Policy charges or Policy Transaction Charges will be deducted from your Accumulation Value in the Guaranteed Interest Account that has been specified for dollar cost averaging on a pro-rata basis from the Accumulation Value specified for each Fixed Indexed Account. Pro-rata basis means charges will be deducted proportionally from the Accumulation Value specified for each Fixed Indexed Account in relation to the total Accumulation Value of all Accumulation Value in the Guaranteed Interest Account that has been specified for all Fixed Indexed Accounts.

     5. If the monthly Policy charges exceed your Accumulation Value in the Guaranteed Interest Account that has not been specified for dollar cost averaging, the Variable Account, the Interim Account and the Accumulation Value in the Guaranteed Interest Account that has been specified for dollar cost averaging, the remaining monthly Policy charges or Policy Transaction Charges will be deducted from your Accumulation Value in the Fixed Indexed Accounts on a pro-rata basis from the Accumulation Value in each Segment. Pro-rata basis means charges will be deducted proportionally from the Accumulation Value of each Segment in relation to the total Accumulation Value of all Segments in the Fixed Indexed Accounts.

However, if you instruct us in writing, we will assess the monthly Policy charges or Policy Transaction Charges against the Guaranteed Interest Account, the Fixed Indexed Accounts or any of the Sub-Accounts that you specify.

PORTFOLIO EXPENSES. The value of the net assets of each Sub-Account reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Sub-Account invests. For further information, consult the Portfolios' prospectuses and the Annual Portfolio Operating Expenses table included in the "Fee Tables" section of this prospectus.

OTHER POLICY PROVISIONS

DEFERRAL OF PAYMENT. Normally, we will pay any proceeds under the Policy within seven days after our receipt of all the documents required for such payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the Valuation Date on which we receive the request in Good Order at our Home Office.

We reserve the right to defer the payment of proceeds under the Policy, including Policy loans, for up to six months from the date of your request, if such payment would be taken from your Accumulation Value in the Guaranteed Interest Account or the Fixed Indexed Accounts. In that case, if we postpone payment, other than a Policy loan payment, for more than 31 days, we will pay you interest at 2 percent annual rate for the period beyond 31 days that payment has been postponed. We reserve the right to defer the payment of surrender, partial surrender, loan and Death Benefit proceeds from the Sub-Accounts and process transfers for the following: (a) any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); (b) when the SEC has determined that a state of emergency exists which may make such payment impractical; or (c) the SEC, by order, permits deferral for the protection of Policy Owners.

If mandated under applicable law, we may block an Owner's account and thereby refuse to pay any request for surrender, partial surrender, transfer, loans or Death Benefit proceeds until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and the Owner's account to government regulators.

BENEFICIARY. When we receive proof satisfactory to us of the insured's death, we will pay the death proceeds of a Policy to the Beneficiary or Beneficiaries named in the Application for the Policy unless the Owner has changed the Beneficiary. In that event, we will pay the death proceeds to the Beneficiary named in the last change of Beneficiary request.

If a Beneficiary dies before the insured, that Beneficiary's interest in the Policy ends with that Beneficiary's death. Only Beneficiaries who survive the insured will be eligible to share in the death proceeds. If no Beneficiary survives the insured, we will pay the death proceeds of this Policy to the Owner, if living, otherwise to the Owner's estate, or, if the Owner is a corporation, to it or its successor.

If you have added the Income Protection Agreement to your Policy, the payment of Death Benefit proceeds that are subject to the IPA will be paid to the Beneficiary under the terms of that Agreement. See "Supplemental Agreements -- Income Protection Agreement."

You may change the Beneficiary designated to receive the proceeds. If you have reserved the right to change the Beneficiary, you can file a Written Request with us to change the Beneficiary. If you have not reserved the right to change the Beneficiary, we will require the written consent of the irrevocable Beneficiary.

Your Written Request to change the Beneficiary will not be effective until it is recorded at our Home Office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to any Death Benefit proceeds we have paid before your request was recorded in our Home Office records.

SUPPLEMENTAL AGREEMENTS

The following Agreements offering supplemental benefits are available under the Policy. Some of the Agreements are subject to our underwriting approval. Your agent can help you determine whether certain of the Agreements are suitable for you. These Agreements may not be available in all states. Please contact us for further details.

WAIVER OF PREMIUM AGREEMENT. The Waiver of Premium Agreement provides that in the event of the insured's total and permanent disability (as defined in the Agreement), we will credit the specified premium payment identified in the Policy to the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is available at issue with underwriting approval and may also be added after the first Policy Anniversary subject to underwriting approval. This Agreement is not available if the Waiver of Charges Agreement is elected. We assess a separate monthly charge for this Agreement.

WAIVER OF CHARGES AGREEMENT. The Waiver of Charges Agreement provides that in the event of the insured's total and permanent disability (as defined in the Agreement), we will waive the monthly charges under the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is available at issue with underwriting approval and may also be added after the first Policy Anniversary subject to underwriting approval. This Agreement is not available if the Waiver of Premium Agreement is elected. We assess a separate monthly charge for this Agreement.

CHILDREN'S TERM AGREEMENT. The Children's Term Agreement provides fixed level term insurance on each of the insured's children (as defined in the Agreement) up to the first anniversary of the Agreement on or following the child's 25th birthday, subject to the conditions set forth in the Agreement. This Agreement is available at issue with underwriting approval and may be added after the first Policy Anniversary subject to underwriting approval. We assess a separate monthly charge for this Agreement.

ACCELERATED DEATH BENEFIT FOR TERMINAL ILLNESS AGREEMENT. The Accelerated Death Benefit for Terminal Illness Agreement allows you to receive a significant portion of your Policy's Death Benefit, if the insured develops a terminal condition due to sickness or injury (as defined in the Agreement). This Agreement is available at issue without underwriting approval and may be added after the first Policy Anniversary, again without underwriting approval. There is no separate charge for the Agreement.

TERM INSURANCE AGREEMENT. The Term Insurance Agreement provides additional level term insurance coverage on the life of the insured. Subject to underwriting approval, this Agreement is available at issue and may not be added after issue. We assess a separate monthly charge for this Agreement.

OVERLOAN PROTECTION AGREEMENT. The Overloan Protection Agreement provides that the Policy will not terminate because of a Policy loan even where the Accumulation Value of the Policy is insufficient to cover Policy charges. This Agreement is available at issue without underwriting approval. The Policy Owner must elect to use the guideline premium test and cannot have elected to use the Accelerated Death Benefit for Terminal Illness Agreement, or waived charges or premiums under either the Waiver of Premium Agreement or the Waiver of Charges Agreement. Once exercised, the Death Benefit payable under the Policy will be the minimum Death Benefit payable as permitted under the Code at the time the Overloan Protection Agreement was exercised. The Agreement may be exercised on non-modified endowment contracts after the Policy has been in force for at least 15 years and the insured is over 75 years of age. Once elected, this Agreement will last until the Policy is surrendered or until the insured's death and will reduce the Policy Death Benefit by the amount of the Fixed Loan Account. We assess a one-time charge when the Agreement is exercised.

The tax treatment of the Overloan Protection Agreement is uncertain and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy's Overloan Protection Agreement should consult a tax advisor.

EARLY VALUES AGREEMENT. The Early Values Agreement ("EVA") waives the Surrender Charges that would ordinarily apply to your Policy. Electing this Agreement results in higher cash Surrender Values in the early years of Policy ownership. If you elect this Agreement, the Accumulation Value will be slightly lower than if this Agreement is not elected because of the charge for the Agreement. The minimum monthly charge for this Agreement is 0.01 percent of the Accumulation Value less any Policy loan and the maximum monthly charge is 0.05 percent of Accumulation Value less any Policy loan. For purposes of determining the charge for this Agreement, Policy Loan Interest that has accrued, but which has not been paid or added to the Policy loan account, will be included as part of the Policy loan being subtracted from the Accumulation Value. This Agreement is only available at issue and may not be terminated once it is elected. If the Policy is terminated and later reinstated, the EVA must be added at reinstatement. You should only purchase this Agreement if higher cash Surrender Values in the early years of this Policy are important to you and you are willing to accept lower Policy Accumulation Values.

GUARANTEED INSURABILITY OPTION. The Guaranteed Insurability Option ("GIO") guarantees you the ability to purchase additional amounts of insurance coverage, which is also referred to as additional coverage layers, on the insured's life on specified option dates without additional underwriting. The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $100,000 or the Face Amount of the base Policy on which the GIO is added. At the time the GIO is purchased, the Owner specifies the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified option date. The GIO is only available for insureds between the ages of zero and forty. The Owner may purchase the GIO at issue subject to underwriting of the insured. The Owner may also add the GIO after the Policy is issued, subject to underwriting of the insured. The GIO may also be added to policies that were purchased prior to the initial date the GIO was available. The charge shown for the GIO is a monthly charge and will apply from the time the GIO is added to the Policy until the date the GIO terminates, which generally occurs on the last specified option date (which is generally the Policy Anniversary nearest the insured's fortieth birthday). The charge for the GIO will not be affected by the purchase of an additional coverage layer on a specified option date.

The GIO guarantees that the Owner will be able to purchase an additional coverage layer on the specified option dates, which occur on the Policy Anniversary nearest to the insured's birthday at ages 22, 25, 28, 31, 34, 37 and 40. You will also be able to purchase an additional coverage layer in the event the insured marries or enters into a legal partnership, experiences the birth of a child or the legal adoption of a child, each known as an alternative option date. If the Owner exercises the GIO on an alternative option date, the next available specified option date will no longer be available. For example, if the insured marries at age 26, the Owner may purchase an additional coverage layer effective as of the date of the marriage. Since there is no specified option date at age 26, the next specified option date available at age 28 will no longer be available. All of the remaining specified option dates (at ages 31, 34, 37 and 40) will continue to be available. On each available specified or alternative option date, the Owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIO.

The Cost of Insurance Charge for any additional coverage layer will be calculated using the insured's age and the most recent underwritten Risk Class for the Policy at the time the GIO is exercised. The additional cost of insurance charges for any additional coverage layer will be deducted monthly from the Policy's Accumulation Value. There is no requirement to pay additional premium when adding an additional coverage layer under the GIO. However, adding additional coverage layers will increase the Cost of Insurance Charges under the Policy and it may be necessary to pay additional premium to cover those increased Cost of Insurance Charges. The Cost of Insurance Charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIO. The Policy Change Transaction Charge and a new Surrender Charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges.

The GIO and the monthly charge deducted for the GIO will terminate when the GIO terminates at the Policy Anniversary nearest the insured's fortieth birthday, which will correspond with the last specified option date under the GIO. The GIO and the monthly charge deducted for the GIO may terminate earlier than the Policy Anniversary nearest the insured's fortieth birthday if an alternative option date occurs after the insured's thirty-seventh birthday and before the Policy Anniversary nearest the insured's fortieth birthday and you elect to add an additional coverage layer on that alternative option date. The additional coverage layers purchased prior to termination of the GIO will continue after the termination of the GIO, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Owner, subject to any surrender charges. You should purchase the GIO if you believe that future changes in the insured's life (e.g., marriage, children) will result in your need for additional Death Benefit and you are concerned about the insured's ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the GIO and do not exercise the right to purchase additional insurance coverage or Face Amounts on the exercise date, you will still pay a charge for the GIO.

LONG TERM CARE ("LTC") AGREEMENT. The LTC Agreement allows you to accelerate Death Benefits by receiving monthly benefit payments upon the insured meeting certain eligibility requirements. We will pay you a monthly benefit to assist with the expenses associated with the insured's nursing home care or home health care. To be eligible for benefits under this Agreement, the insured must be certified by a licensed health care practitioner to be: (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). In addition, you must submit to us a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long-term care services. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is receiving long term care services. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Agreement. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Agreement is in effect.

The benefit payments made under this Agreement may not cover all of the Insured's long term care costs. The long-term care benefits paid under this Agreement are intended to be "qualified long term care insurance" under federal tax law, and may not be taxable to the Owner. See "Tax Treatment of Policy Benefits." You should consult your tax advisor about the tax impact of purchasing this Agreement.

This Agreement may be added to your Policy at any time after issue, subject to providing us evidence of insurability. We will consider Applications for the LTC Agreement if the insured is receiving long-term care at the time of the request; however, it is unlikely that the insured's evidence of insurability will be satisfactory for issuing the Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See "Statement of Additional Information."

You will select the maximum amount of long-term care benefit (LTC amount) that you want when you purchase this Agreement. The LTC amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select either a two (2%) or four (4%) percent monthly benefit percentage that will be used to calculate your monthly benefit payment.

The monthly charge for the Long Term Care Agreement is calculated by multiplying the monthly rate by the long term care Net Amount at Risk and dividing by one thousand. The long term care Net Amount at Risk is equal to the greater of i) zero or ii) an amount that is calculated monthly using the LTC amount chosen by you when you purchase the Agreement. Long term care Net Amount at Risk is calculated by subtracting a portion of the Accumulation Value from the LTC amount. The portion of Accumulation Value for this calculation is found by multiplying the Accumulation Value, as of the date we take the charge, by a fraction, the numerator of which is the LTC amount and denominator is the Policy Face Amount.

If you decrease the Face Amount of the Policy, we may lower the amount of long term care benefit (LTC amount) available under the Agreement. If the Policy's Face Amount after the decrease is less than the LTC amount before the face decrease, the LTC amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the LTC amount is set equal to the LTC amount that was in effect immediately prior to the partial surrender, multiplied by the ratio of the Death Benefit of the Policy (without regard to any Policy loan) after the partial surrender to the Death Benefit of the Policy (without regard to any policy loan) immediately prior to the partial surrender. For example, if the Policy Death Benefit is $1,000,000 and the LTC amount is $500,000, a partial surrender of $100,000 would reduce the LTC amount to $450,000, which is calculated as follows: LTC amount before partial surrender ($500,000) multiplied by the ratio of the Death Benefit after partial surrender ($900,000) to the Death Benefit before partial surrender ($1,000,000) or $500,000 x $900,000/$1,000,000 = $500,000 x .90 = $450,000.

The monthly charge for the LTC Agreement will be affected by changes in the long term care Net Amount at Risk. A decrease in the Policy Face Amount will change the long term care Net Amount at Risk even if the LTC amount does not change because the proportion of the Accumulation Value used to reduce the LTC amount to calculate long term care Net Amount at Risk will change. For example, if the Policy face amount is $1,000,000, the LTC amount is $500,000 and the Accumulation Value on the date of the Policy Face Amount reduction is $100,000, the long term care Net Amount at Risk is $450,000, calculated as follows: LTC amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the LTC amount to the Policy Face Value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000. If the Policy Face Value is
reduced to $750,000, the new long term care Net Amount at Risk will be $433,333, calculated as follows: LTC amount ($500,000) minus $66,667, which is the product of the Accumulation Value ($100,000) and the ratio of the LTC amount to the Policy Face Value ($500,000/$750,000), or $100,000 x .66667 =
$66,667. The long term care Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value.

When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. In order to begin receiving monthly benefits after the insured is determined to be eligible, you will need to submit evidence that the insured is continuing to incur monthly long term care costs. We may require you to complete any benefit forms on a monthly basis. Payments will generally be paid within fifteen days of when we receive proof that monthly long term care services have been provided.

The maximum monthly benefit will be the lesser of:

    1.The monthly benefit percentage you chose times the LTC amount in effect;
      or

    2.The per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.

You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed, however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: 100% of the LTC amount has been paid, the Insured is no longer eligible for the benefit, the Policy is surrendered, the Policy terminates when the Policy loan plus the unpaid Policy loan interest exceed the Accumulation Value, we receive a request to cancel this Agreement or the Insured dies.

In order to continue receiving benefits, you must submit to us, on a monthly basis, evidence that the insured is receiving long term care services. This evidence generally includes invoices for long term care services the insured receives. We may also require, no more frequently than annually, a recertification by a licensed health care practitioner, that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair).

If you do not send us evidence that the insured is receiving long term care services on a monthly basis, we will not send you the monthly benefit. If you do not submit evidence that the insured is receiving long term care services for a period of three consecutive months, you must submit a request to reinstate monthly benefits and provide additional information to us that the insured continues to be eligible for benefits under the Agreement. We will require i) recertification by a licensed health care practitioner that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair), ii) resubmission of a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long term care services and iii) evidence that the insured is continuing to incur monthly long term care costs.

If you have added the LTC Agreement, when you make a claim and we pay a long-term care benefit, we will automatically transfer all of your Policy's Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Segment Term. You will not be allowed to transfer amounts into either of the Fixed Indexed Accounts or the Variable Account when benefits payments are being made under this Agreement.

We will waive the LTC Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against your Accumulation Value. If your Accumulation Value goes to zero while long term care benefits are being paid under this Agreement, we will waive any additional Policy charges. While receiving LTC Agreement benefits, you may not increase the Policy Death Benefit; request a policy loan, or partial surrenders from the Policy. You may request to decrease the Death Benefit or request a partial surrender to make a Policy loan payment. A request for benefits under the Accelerated Death Benefit for Terminal Illness Agreement may also reduce the amount of benefits you may receive under the LTC Agreement.

When we make a monthly benefit payment under this Agreement, we will reduce the amount of the Death Benefit by the monthly payment. We will waive the Policy Transaction Charge for the Death Benefit change made as a result of a benefit payment under this Agreement. We will also reduce the Accumulation Value in proportion to the reduction in the Death Benefit. The Accumulation Value following an LTC benefit payment will equal the Accumulation Value immediately prior to the LTC benefit payment multiplied by a factor. This factor will equal the Policy Death Benefit (without regard to any outstanding Policy loan) following the payment of an LTC benefit divided by the Policy Death Benefit (without regard to any outstanding Policy loan) immediately prior to the LTC benefit payment. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive.

This Agreement will terminate when i) we have paid the maximum LTC amount, ii) the insured is no longer eligible for long term care benefits, iii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iv) the Policy terminates due to the death of the Insured, v) the Policy terminates upon a complete surrender of the Policy, vi) you terminate the Agreement by Written Request to our Home Office, vii) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy anniversary. See "Termination" and "Partial Surrender."

INFLATION AGREEMENT. The Inflation Agreement provides you the ability to increase your Face Amount of insurance without underwriting every three years based upon increases in the cost of living (the "Cost of Living") as measured by changes in the U.S. Department of Labor Consumer Price Index ("CPI"). On the third anniversary of the issue date of this Agreement, we will calculate a Cost of Living increase and automatically increase the face value of your Policy. We will calculate a Cost of Living Increase on every third Agreement anniversary until the insured reaches the age of sixty. You may refuse to accept a Cost of Living increase; however, if you do so and the insured is over the age of twenty-one, no further Cost of Living increases may be made. If the insured is under the age of twenty-one at the time you refuse a Cost of Living increase, no additional Cost of Living increase offers will be made until after the insured turns age twenty-one.

The amount of the Cost of Living increase will be the lesser of (1) the Policy Face Amount multiplied by two times the increase in the CPI during the previous three years or (2) $100,000. The increase in the CPI is calculated by dividing the CPI on the date five months before the date of the Cost of Living increase by the CPI on the date forty-one months before the Cost of Living increase and subtracting one from that number.

The Inflation Agreement is only available for insureds under the age of sixty. The Owner may purchase the Inflation Agreement at issue subject to underwriting of the insured. The Owner may also add the Inflation Agreement after the Policy is issued, subject to underwriting of the insured. The Inflation Agreement may also be added to Policies that were purchased prior to the initial date the Inflation Agreement was available. The charge shown for the Inflation Agreement is a monthly charge and will apply from the time the Inflation Agreement is added to the Policy until the date the Inflation Agreement terminates. The charge for the Inflation Agreement will not be affected by the purchase of additional insurance.

The Cost of Insurance Charge for any additional insurance will be calculated using the insured's age and the most recent underwritten Risk Class for the Policy at the time the cost of living increase is accepted. The Cost of Insurance Charges for any additional insurance will be deducted monthly from the Policy's Accumulation Value. There is no requirement to pay additional premium when adding additional insurance under the Inflation Agreement. However, accepting the additional insurance increases the Cost of Insurance Charge under the Policy and it may be necessary to pay additional premium to cover the increased Cost of Insurance Charge. The Cost of Insurance Charge for the additional insurance is separate from and in addition to the charge you pay for purchasing the Inflation Agreement.

The Inflation Agreement and the monthly charge deducted for the Inflation Agreement will terminate when the Inflation Agreement terminates. Additional insurance purchased under this Agreement will remain in force until: the Policy Face Amount is reduced or eliminated at the request of the Owner, the Policy terminates or the insured dies.

The Inflation Agreement will terminate on the earliest of: 1) the Policy anniversary nearest to the insured's 59th birthday, 2) the date this Policy is terminated or surrendered, 3) the date we receive your Written Request in Good Order to terminate the Agreement, 4) the date you refuse a Cost of Living increase when the insured is over the age of twenty-one and 5) the insured's date of death.

You should purchase the Inflation Agreement if you believe that the Policy Face Amount needs to keep pace with increases in cost of living as measured by the CPI and you are concerned about the insured's ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the Inflation Agreement and do not accept the additional insurance coverage or Face Amounts when offered, you will still pay a charge for the Inflation Agreement.

Increasing your Face Amount of insurance may have adverse tax consequences. If you elect the Inflation Agreement, you should consult a tax advisor before increasing your face amount of insurance.

GUARANTEED INCOME AGREEMENT. The Guaranteed Income Agreement ("GIA") is a living benefit agreement that you may add to the Policy. The GIA provides the Owner with an option to exercise the Agreement once certain conditions have been met, and receive guaranteed lifetime benefit payments. The benefit payment is deducted from the Policy's Accumulation Value first through partial surrenders and second through Policy loans. The Policy's surrender charge and partial surrender charges will not apply to the benefit payments. If the partial surrenders and Policy loans equal or exceed the Policy's Accumulation Value, we will add a sufficient amount of money to the Policy Accumulation Value so that the next annual benefit payment under the GIA can be made to the Owner. We will continue to add such amount to the Policy's Accumulation Value for as long as the Policy's Accumulation Value is not sufficient to pay the benefit payment due the Owner. In that case, benefit payments will continue to be made in the form of Fixed Interest Rate Policy loans.

The GIA allows you to receive an annual or monthly benefit payment for the remainder of the insured's lifetime, but not beyond the maturity date of the Policy at the insured's age 121, if all the conditions described below are satisfied. If you elect this benefit payment, the Policy is also guaranteed to remain in force for the lifetime of the insured, but not beyond the insured's age 121, unless you terminate this Agreement. We will calculate the GIA benefit payments using a guaranteed 4% interest rate as shown in the Policy data pages.

To receive benefit payments you must send us a written request to exercise the Agreement. The first benefit payment will be calculated using the exercise effective date, which is the first Policy Anniversary following the day we approve your request to exercise this Agreement. The following conditions must be satisfied before benefit payments can begin.
    (1) The Death Benefit qualification test on your Policy must be the guideline premium test.

    (2) The Level Death Benefit Option must be in effect. If the Level Death Benefit Option is not in effect when you exercise the Agreement, we will change your Death Benefit option to the Level Death Benefit Option as of the exercise effective date.

    (3) The insured must be at least 60 years of age and less than 80 years of age as of the exercise effective date.

    (4) Your Policy must have been in force for at least 10 years as of the exercise effective date.

    (5) The Face Amount of your Policy must equal the minimum amount allowable under the Code. If the Face Amount is not equal to that minimum as of the exercise effective date, we will reduce your Face Amount to be equal to the minimum amount allowable under the Code.

    (6) Other than the Income Protection Agreement, no other Agreements may be in effect as of the exercise effective date. If any other Agreements are in effect, they will terminate as of the exercise effective date.

    (7) You may not exercise the GIA if your Policy premiums or charges were waived under a Waiver of Premium or Waiver of Charges Agreement.

    (8) You may not exercise the GIA if you requested or received funds under the Accelerated Death Benefit for Terminal Illness Agreement.

    (9) You cannot receive benefits under the LTC Agreement.

    (10)Your projected annualized benefit payments when you exercise this Agreement must be at least equal to the annual minimum benefit payments shown on your Policy data pages for the remaining life of the insured, but not beyond age 121.

Your written request to exercise this Agreement is subject to your meeting all of the above conditions. We must also receive your request in good order at least 15 calendar days prior to the exercise effective date. When we receive your request to exercise the GIA, we will calculate and notify you of your benefit payment amount. As of the exercise effective date, we will send you a new set of Policy data pages that shows the adjusted Face Amount of the Policy, the exercise effective date, the frequency and the amount of the benefit payment that you will receive, and the minimum Death Benefit that applies to your Policy. The benefit payments will begin on the exercise effective date.

We will automatically transfer all of your Variable Account Accumulation Value to the Guaranteed Interest Account on the exercise effective date. If you have allocated Accumulation Value to any of the Fixed Indexed Accounts, we automatically transfer Fixed Indexed Account Accumulation Value to the Guaranteed Interest Account at the end of the Segment Term where the Segment Term ends after the exercise effective date. Accumulation Value in the Fixed Loan Account will remain in that Account after the exercise effective date.

Although the allocation of your Variable Account Accumulation Value to the Guaranteed Interest Account may have the effect of mitigating declines in your Policy Accumulation Value in the event of a significant decline in equity market valuations, doing so will also generally result in your Policy Accumulation Value increasing to a lesser degree than the equity markets when the value of equity investments rise. This may deprive you of the benefits of increases in equity market values under your Policy.

There is no charge for the GIA when you purchase the Policy, however, we will assess a one-time charge against your Accumulation Value on the exercise effective date. The charge will not exceed the maximum charge shown for the GIA on your Policy data pages. There is no other charge for this Agreement.

After the exercise effective date, the minimum amount of Death Benefit as of each Policy Anniversary will be equal to that shown on your Policy data pages that we send to you as of the exercise effective date. Upon request, we will tell you the minimum Death Benefit payment as of any date not shown. Partial surrenders taken from your Policy as a result of the GIA will reduce the Policy Face Amount and Death Benefit. However, we will not allow the Face Amount to go below the minimum Death Benefit as described in the Policy form. Since you may be taking Policy loans and we may be increasing the Policy's Accumulation Value based upon the guarantee provided by the GIA, the amount of Death Benefit proceeds payable at the insured's death may be different than the minimum Death Benefit shown on your Policy data pages.

Since the Policy's Death Benefit will be reduced to the minimum amount allowable under the Code after the exercise effective date, Owners who also purchase the Income Protection Agreement should be aware that the benefits payable under that Agreement will be lower as a result of exercising the GIA. Owners should consider the impact of the lower Policy Death Benefit on their individual circumstances before exercising the GIA.

Benefit payments made after the exercise effective date will first be taken from the Policy as a partial surrender until the Policy's investment in the contract, as defined in the Code, is reduced to zero. After that, benefit payments will be taken in the form of Fixed Policy Rate Loans until the amount of such loans equals the Policy's Accumulation Value. If, at the time of any benefit payment, there is insufficient Surrender Value to account for the full benefit payment, we will increase the Policy's Accumulation Value by an amount such that the Surrender Value will equal the next benefit payment. The tax treatment of amounts we add to your Policy after there is insufficient Surrender Value to continue benefit payments is uncertain. While we believe that such payments are not taxable to the recipient, the Internal Revenue Service or the courts could take a different position. You should consult your tax advisor regarding the taxability of amounts we contribute to the Policy or benefit payments made after we begin adding amounts to the Accumulation Value of your Policy.

Once we determine your benefit payment as of the exercise effective date, we do not anticipate that it will change. However, in order to keep your Policy qualified as life insurance under the Code, we may require you to take a partial surrender that is not a benefit payment. Any required partial surrender necessary to keep your Policy qualified as life insurance will be equal to the remaining investment in the contract, as defined in the Code. At that time, we will calculate a new benefit payment and determine a new set of minimum Death Benefit amounts. The calculation will be done using the same information that was used to calculate benefit payments as of the exercise effective date; except that the required partial surrender amount and previous benefit payments will be taken into account. As a result, the new benefit payment will likely be less than that calculated as of the exercise effective date because the Accumulation Value will be reduced by the required partial surrender amount. We will send you new Policy data pages showing the revised benefit payment and minimum Death Benefit amount.

After the exercise effective date, you may no longer:

    (1) request any Policy loans;

    (2) change the type of Policy loan interest rate;

    (3) pay any additional premiums;

    (4) request any Policy Changes; and

    (5) request any transfers of Accumulation Value.

The GIA will terminate 1) if the Policy is surrendered or otherwise terminates,
2) if you or the insured fail to meet any of the conditions for exercise of the GIA after the date you have sent us written notice of your request to exercise the Agreement, but prior to the exercise effective date, 3) or the death of the insured, or 4) or the date we receive your written request to cancel the Agreement. The GIA may be reinstated if the Policy is also reinstated in accordance with its provisions and it is prior to the Policy Anniversary nearest the insured's age 95.

You should consider purchasing and exercising this Agreement if you want to have a guaranteed stream of benefit payments during the lifetime of the insured and no longer desire to maximize the Death Benefit available under the Policy.

NOTE: We designed the GIA to protect you from outliving the assets underlying your Policy Accumulation Value. If you terminate the GIA or die before your Policy Accumulation Value is reduced to zero, neither you nor your estate will receive any benefit payments from us under the GIA, nor will the GIA provide any build-up of Accumulation Value for benefit payments. If the interest credited to your Accumulation Value in the GIA is sufficient to sustain periodic benefit payments under the GIA, your Policy Accumulation Value may never be reduced to zero and we will not be required to make payments to your Policy Accumulation Value to support benefit payments. Owners who add the GIA should take into consideration that their Policy Accumulation Value on the exercise effective date may not be sufficient to provide the minimum benefit payment until the insured's age 121. In that case, they will not be able to exercise the GIA.

INCOME PROTECTION AGREEMENT. You may elect to add the Income Protection Agreement ("IPA"), which gives you the right to elect that all, or a part, of the Policy's Death Benefit proceeds be paid in installment payments. The election under the IPA is irrevocable, which means it may not be changed as long as the Policy is in force. The IPA does not change the total amount of the Death Benefit proceeds payable under the Policy, however, to the extent the IPA applies to the Death Benefit proceeds, the payment of those proceeds will be in a lump sum and in installments as you specify under the IPA. The installment payments will include interest, which is calculated using a 1% annual effective rate of interest rate.

The installment payments are calculated by multiplying the IPA amount by a percentage between 25% and 100%, which you choose when You apply for the Policy. The IPA amount is the amount by which the Death Benefit proceeds payable under the IPA are defined and includes the Face Amount of the Policy plus any term insurance agreement amount on the insured's life. We will show you the IPA amount on your Policy data pages.

When you apply for this Policy, you must choose what percentage of the IPA amount is subject to payment as a lump sum, and what percentage is subject to payment in installments. You must also choose the frequency of the installment payments, either monthly or annually that are made during the installment period. You must also choose the installment period, which can be from ten to thirty years. When we issue the Policy, we will tell you the lump sum amount and the amount of each installment payment based upon the Face Amount of the Policy, plus any term insurance. Your election of the length and frequency of installment payments is irrevocable when made on the application for the Policy.

The number of years for which the Policy Death Benefit proceeds would be paid installment payments is dependent upon the insured's age on the date of death and is shown on the Policy data pages. You cannot elect to have installment payments made for more than 30 years nor may they extend beyond the Policy Anniversary nearest where the insured would have reached age 95. The final installment payment may be made at an earlier date if you tell us on the Policy application.

If you change the Policy Face Amount or the amount of any term insurance, we will automatically increase or decrease the IPA amount accordingly. In addition, if you increase the Policy Face Amount, you may request to change the percentage that will apply to the IPA and the lump sum Death Benefit proceeds. However, it is within our sole discretion to approve any requested change and the insured will be required to provide evidence of good health satisfactory to us. If, at the insured's death, the Death Benefit proceeds are different than those shown on the Policy data pages, the lump sum amount and installment amount will be adjusted proportionately.

If you add the IPA to your Policy and have taken an accelerated death benefit, a long term care agreement benefit, chronic illness benefit payment or a Policy loan, we will reduce the amount of the lump sum payment by the amount of the accelerated death benefit or long term care agreement benefit taken, and/or the amount of the Policy loan, plus unpaid interest. If the accelerated death benefit, chronic illness benefit payment, long term care agreement benefit taken and/or Policy loan, plus unpaid interest, reduces the lump sum payment to zero, we will further reduce the installment payment amounts by any remaining accelerated death benefit, chronic illness benefit payment, or long term care agreement benefit taken and/or any remaining Policy loan, plus unpaid interest.

When we receive a claim for Death Benefit proceeds in good order, we will send the Beneficiary at the address we have on record a confirmation of the scheduled installment payments. The IPA will not affect the amount of the Death Benefit proceeds payable, it will only impact the manner in which those amounts are paid. We will send the Beneficiary a report each year telling them the amount of installment payments that are considered interest income.

The IPA Agreement is designed to pay installment payments over a ten to thirty year period to a named Beneficiary. If that Beneficiary dies prior to his or her share of the Policy Death Benefit proceeds being paid in full, we will continue the installment payments to a successor Beneficiary, named by the initial Beneficiary. If no successor Beneficiary is named, or if no successor Beneficiary is living at the time of the initial Beneficiary's death, we will pay the installment payments to the estate of the deceased Beneficiary. If there is no named Beneficiary at the Insured's death, we will pay the installment payments to the Owner, or if the Owner and the Insured are the same, to the estate of the Insured.

We may, at our own discretion, assess a lower cost of insurance charge against your Policy Accumulation Value if you elect the IPA. The lower cost of insurance charge is not guaranteed and may change at any time.

This Agreement will terminate on the earlier of:

    (1) the date when your Policy terminates or is surrendered;

    (2) the death of the insured; or,

    (3) the termination date shown on the Policy data pages.

If the Policy to which the IPA is attached is reinstated in accordance with its provisions, the IPA must also be reinstated provided that the Policy Anniversary nearest the insured's age 95 has not occurred.

You should consider adding the IPA if you would like your named Beneficiary to receive all or part of the Policy Death Benefit proceeds in installment payments over a period of up to thirty years. When deciding to add the IPA, you should keep in mind that the IPA is irrevocable, payments may be deferred for up to thirty years and interest on the Death Benefit proceeds that are subject to the IPA is set at one percent at issue. Purchasers that desire to maximize the Policy's Accumulation Value may also want to consider adding the IPA because we may, but are not required to, reduce the cost of insurance charges while the insured is alive. There is no charge for the IPA.

NOTE: Any amounts paid that are in excess of your Accumulation Value under a supplemental benefit are subject to our financial strength and claims paying ability.

BUSINESS CONTINUATION AGREEMENT. The Business Continuation Agreement (BCA) guarantees you the right to increase the face amount of this Policy, referred to as a new coverage layer, without evidence of insurability, at the death of a designated life.

You should purchase the BCA if you believe that the future death of a designated life will result in your need for additional death benefit and you are concerned about the insured's ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the BCA and do not exercise the right to purchase additional coverage layers during an Option Period, you will still pay a charge for the BCA.

The applicant will name the person or persons who will serve as the designated life in the application for this Agreement. There may be as many as five designated lives and the person or persons named as designated lives must also be underwritten and approved for a separate life insurance policy at the time of your application. A designated life may not be changed after the Policy is issued.

The minimum amount of additional coverage layer available for each designated life is $5,000 and the maximum amount of additional coverage layer available is the lesser of $10,000,000 or two times the face amount of the base Policy on which the BCA is added. At the time the BCA is purchased, the policy owner will specify the amount of additional coverage layer that will be available upon the death of the designated life. In addition, at the time the BCA is issued, both the insured and each designated life will be required to provide us evidence of insurability satisfactory to us.

The amount of the coverage layer for each designated life will begin to be phased out at the policy anniversary nearest to the insured's age 76. The phase out amount is equal to the maximum amount of additional coverage layer chosen for the designated life, multiplied by the percentage corresponding to the anniversary nearest the insured's age for each policy anniversary as shown in the following table:

                       ANNIVERSARY NEAREST
                         INSURED'S AGE      PERCENTAGE
                       -------------------  ----------
                        Prior to age 76        100%
                            Age 76              80%
                            Age 77              60%
                            Age 78              40%
                            Age 79              20%
                            Age 80               0%

At the death of a designated life, you may exercise the right to add an additional coverage layer to this policy during the ninety day period (Option Period) immediately following the date of the designated life's death. You must notify us in writing that you are exercising your right to add a new coverage layer. We must also receive the following information, in Good Order, at our Home Office during the Option Period:

    (1)proof satisfactory to us of the designated life's death; and

    (2)a completed application for the new coverage layer.

If the insured dies within the Option Period following the death of a designated life, but not simultaneously with the designated life, we will pay the maximum increase amount to the beneficiary of this policy. If the insured and the designated life die at the same time, or under circumstances in which the order of death cannot be determined, we will pay one-half of the maximum increase amounts to the beneficiary of this policy.

If premiums or charges are being waived because the insured is totally disabled, the increase available will be limited to one-half of the maximum increase amount.

The monthly charge shown for the BCA will apply from the time the BCA is added to the Policy until the date the Agreement terminates. The monthly charge for any designated life under the BCA will terminate as of the date of death of the designated life.

The BCA will terminate at the earliest of the following events:

    (1)the date the policy is surrendered or terminated; or

    (2)the date we receive a written request to cancel the agreement; or

    (3)the date of the death of the insured; or

    (4)the end of the Option Period following the death of the last designated life; or

    (5)the policy anniversary nearest the insured's 80th birthday.

The cost of the insurance charge for any additional coverage layer will be calculated using the insured's age and underwritten risk class for the Policy at the time the BCA was issued. If a coverage layer has been added after issuance of the agreement at a more favorable risk class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten risk class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy's accumulation value. There is no requirement to pay additional premium when adding an additional coverage layer under the BCA. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the BCA. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The monthly charge for any designated life under the BCA will terminate as of the next monthly anniversary after the death of the designated life.

Any additional coverage layers purchased during an Option Period will continue after the termination of the BCA, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Policy Owner.

GUARANTEED INSURABILITY OPTION FOR BUSINESS. The Guaranteed Insurability Option for Business (GIOB) guarantees you the ability to purchase additional amounts of insurance coverage, which is also referred to as additional coverage layers, on the insured's life on specified Option Dates without additional underwriting.

The additional coverage layers purchased prior to termination of the GIOB will continue after termination of the GIOB, unless such additional coverage layer is subsequently reduced or eliminated at the request of the policy owner. You should purchase the GIOB if you believe that future changes in the insured's life (e.g. death of a business partner, increase in business value) will result in your need for additional death benefit and you are concerned about the insured's ability to qualify for additional coverage because of the health or lifestyle concerns. If you purchase the GIOB and do not exercise the right to purchase additional insurance coverage or face amounts on the exercise date, you will still pay a charge for the GIOB.

The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $200,000 or 20% of the face amount of the base Policy on which the GIOB is added. At the time the GIOB is purchased, the policy owner will specify the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified Option Date, which must be between $100,000 and $200,000. If premiums or charges are being waived because the insured is totally disabled, the additional coverage layer increase available will be limited to one-half of the maximum you chose when you applied for the Policy. The GIOB is only available for insureds between the ages of eighteen and fifty-two. The Policy Owner may purchase the GIOB at issue subject to underwriting of the insured. The Policy Owner may also add the GIOB after the policy is issued subject to the underwriting of the insured. After August 22, 2015, the Policy owner may also add the GIOB after the Policy is issued, subject to the underwriting of the insured. The charge shown for the GIOB is a monthly charge and will apply from the time the GIOB is added to the Policy until the date the GIOB terminates. The GIOB will terminate on;

    (1)the last available Option Date (described below); or

    (2)the date the policy is surrendered or terminated; or

    (3)the date we receive your written request to cancel this agreement; or

    (4)the date of the insured's death.

The GIOB charge varies based upon the insured's age and tobacco status. The charge for the GIOB will not be affected by the purchase of the additional coverage layer on a specified Option Date.

The GIOB guarantees that the policy owner will be able to purchase an additional coverage layer on specified Option Dates. The specified Option Dates vary by issue age. On each available Option Date, the policy owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIOB. The following table shows the Option Dates available based upon the insured's age of the insured when the GIOB is issued:

                                                                                        OPTION DATES
---------------------------------------------------------------------------------------------------------------------------
Issue Age       22            25            28            31            34            37            40            43
---------------------------------------------------------------------------------------------------------------------------
18-21      (square root) (square root) (square root) (square root) (square root)
---------------------------------------------------------------------------------------------------------------------------
22-24                    (square root) (square root) (square root) (square root) (square root)
---------------------------------------------------------------------------------------------------------------------------
25-27                                  (square root) (square root) (square root) (square root) (square root)
---------------------------------------------------------------------------------------------------------------------------
28-30                                                (square root) (square root) (square root) (square root) (square root)
---------------------------------------------------------------------------------------------------------------------------
31-33                                                              (square root) (square root) (square root) (square root)
---------------------------------------------------------------------------------------------------------------------------
34-36                                                                            (square root) (square root) (square root)
---------------------------------------------------------------------------------------------------------------------------
37-39                                                                                          (square root) (square root)
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40-42                                                                                                        (square root)
---------------------------------------------------------------------------------------------------------------------------
43-45
---------------------------------------------------------------------------------------------------------------------------
46-48
---------------------------------------------------------------------------------------------------------------------------
49-51
---------------------------------------------------------------------------------------------------------------------------
52

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Issue Age       46            49            52            55
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18-21
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22-24
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25-27
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28-30
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31-33      (square root)
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34-36      (square root) (square root)
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37-39      (square root) (square root) (square root)
------------------------------------------------------------------
40-42      (square root) (square root) (square root) (square root)
------------------------------------------------------------------
43-45      (square root) (square root) (square root) (square root)
------------------------------------------------------------------
46-48                    (square root) (square root) (square root)
------------------------------------------------------------------
49-51                                  (square root) (square root)
------------------------------------------------------------------
52                                                   (square root)

EXAMPLE: THE OPTION DATES AVAILABLE FOR AN INSURED AGE 35 ARE 37, 40, 43, 46, AND 49.

When you add a coverage layer, you are buying additional life insurance for which you will pay cost of insurance charges. The cost of the insurance charge for any additional coverage layer will be calculated using the insured's age and underwritten risk class for the Policy at the time the GIOB was issued. If a coverage layer has been added after issuance of the agreement at a more favorable risk class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten risk class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy's accumulation value. There is no requirement to pay additional premium when adding an additional layer under the GIOB. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIOB. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges.

PREMIUM DEPOSIT AGREEMENT. The Premium Deposit Agreement allows you to send us up to three payments to pay your annual premium for a period of two to ten years. For each PDA payment you give us, we may require you to pay an initial premium on the date you send us the PDA payment. The initial premium is not part of the PDA account and does not count towards the maximum of three payments into the PDA. The payments will be held in a Premium Deposit Account, a part of our General Account, and interest will be credited on those payments. We will credit an annual rate of interest at least equal to a minimum annual rate of interest of 0.50%, the PDA Minimum Rate, on each payment to the Premium Deposit Account for the duration the payment remains in the Premium Deposit Account. In our sole discretion, we may credit an annual rate of interest higher than the PDA Minimum Rate on payments to the Premium Deposit Account for the duration the payment remains in the Account. We will provide you with the current Premium Deposit Account interest rate upon request.

The Premium Deposit Agreement is available at issue without underwriting and is available after the Policy is issued. You should consider adding this Agreement to your Policy if you want to only make three or fewer payments during the life of the Policy and would like us to automatically pay your Policy premiums for the periods you elect. There is no charge for this Agreement.

Each year, we will withdrawal a portion of the payment(s) held in a Premium Deposit Account and pay from our General Account interest credited on that amount to pay your annual premium. Amounts held in the Premium Deposit Account may only be used to pay Policy premiums.

When you add the Premium Deposit Agreement to your Policy, we will send you a confirmation showing the annual withdrawal from the Premium Deposit Agreement account and the interest we will credit on that amount. The following example demonstrates how the Premium Deposit Agreement works:

The policy owner requests the Premium Deposit Account and wishes to have 10 annual premium payments of $10,000 each. Assuming an interest rate of 2.75%, we would require a deposit into the Premium Deposit Account of $78,776.78. The initial $10,000 premium payment would need to be made in addition to the deposit into the Premium Deposit Account. The following chart depicts the withdrawals and interest earned for each Premium payment made from the Premium Deposit Amount:

        ANNUAL PREMIUM  ANNUAL PREMIUM AMOUNT WITHDRAWN TAXABLE INTEREST
        PAYMENT YEAR      TO BE PAID       FROM PDA          EARNED
        ------------    -------------- ---------------- ----------------
             2            $10,000.00      $9,732.36          $267.64
             3            $10,000.00      $9,471.88          $528.12
             4            $10,000.00      $9,218.38          $781.62
             5            $10,000.00      $8,971.66        $1,028.34
             6            $10,000.00      $8,731.54        $1,268.46
             7            $10,000.00      $8,497.85        $1,502.15
             8            $10,000.00      $8,270.41        $1,729.59
             9            $10,000.00      $8,049.06        $1,950.94
             10           $10,000.00      $7,833.64        $2,166.36

On the first Policy Anniversary (the second Annual Premium Payment Year), we would withdraw $9,732.36 from the Premium Deposit Account and credit $267.64 in interest from our General Account to pay the annual premium of $10,000 ($9,732.36 + $267.64 = $10,000). The interest of $267.64 will be reported to the policy owner as taxable on an IRS Form 1099-INT.

If you request a surrender of any amount held by us under the Premium Deposit Agreement, we will treat it as a request to surrender the Agreement and will refund all of the remaining balance in the Premium Deposit Account to you along with interest credited at the PDA Minimum Rate for the portion of each payment remaining in the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the premium payment for the immediately preceding Policy anniversary was made from the Premium Deposit Account. We only pay interest from the immediately preceding Policy anniversary date because the Policy owner received an interest payment on the Premium Deposit Account money on that date.

If the insured dies while the Policy and the Premium Deposit Account are in force, we will pay the Death Benefit payable under the Policy as well as any remaining balance in the Premium Deposit Account. We will pay you interest on that remaining balance, using the then current interest rate for the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the last premium payment was made from the Premium Deposit Account.

ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS AGREEMENT. The Accelerated Death Benefit for Chronic Illness Agreement allows you to accelerate Death Benefits by receiving monthly chronic illness benefit payments upon the insured meeting certain eligibility requirements. To be eligible for benefits under this Agreement, the insured must be chronically ill. A chronically ill individual is one who has been certified by a licensed health care practitioner to be: (1) severely cognitively impaired or (2) unable to perform, without substantial assistance, at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is chronically ill during the entire 90-day period. The elimination period has to be satisfied only once while this Agreement is in effect.

The benefits paid under this Agreement are not intended to be "qualified long term care insurance" under federal tax law, and may be taxable to the Owner. See "What are some of the risks of the Policy?" You should consult your tax advisor about the tax impact of purchasing this Agreement.

This Agreement may be added to your Policy at any time after issue, subject to providing us evidence of insurability. We will consider Applications for the Agreement if the insured is chronically ill; however, it is unlikely that the insured's evidence of insurability will be satisfactory for issuing the Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See "Statement of Additional Information."

You will select the maximum amount of Chronic Illness Death Benefit Amount that you want when you purchase this Agreement. The Chronic Illness Death Benefit Amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select either a two percent (2%) or four percent (4%) monthly benefit percentage that will be used to calculate your monthly benefit payment.

The monthly charge for the Agreement is calculated by multiplying the monthly rate by the chronic illness Net Amount at Risk and dividing by one thousand. The chronic illness Net Amount at Risk is equal to the greater of i) zero or
ii) an amount that is calculated monthly using the Chronic Illness Death Benefit Amount chosen by you when you purchase the Agreement. Chronic illness Net Amount at Risk is calculated by subtracting a portion of the Accumulation Value from the Chronic Illness Death Benefit Amount. The portion of Accumulation Value for this calculation is found by multiplying the Accumulation Value, as of the date we take the charge, by a fraction, the numerator of which is the Chronic Illness Death Benefit Amount and the denominator is the Policy Face Amount.

If you decrease the Face Amount of the Policy, we may lower the amount of Chronic Illness Death Benefit Amount available under the Agreement. If the Policy's Face Amount after the decrease is less than the Chronic Illness Death Benefit Amount before the face decrease, the Chronic Illness Death Benefit Amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the Chronic Illness Death Benefit Amount is set equal to the Chronic Illness Death Benefit Amount that was in effect immediately prior to the partial surrender, multiplied by the ratio of the Death Benefit of the Policy (without regard to any Policy loan) after the partial surrender to the Death Benefit of the Policy (without regard to any policy loan) immediately prior to the partial surrender. For example, if the Policy Death Benefit is $1,000,000 and the Chronic Illness Death Benefit Amount is $500,000, a partial surrender of $100,000 would reduce the Chronic Illness Death Benefit Amount to $450,000, which is calculated as follows: Chronic Illness Death Benefit Amount before partial surrender ($500,000) multiplied by the ratio of the Death Benefit after partial surrender ($900,000) to the Death Benefit before partial surrender ($1,000,000) or $500,000 x $900,000/$1,000,000
= $500,000 x .90 = $450,000.

The monthly charge for the Agreement will be affected by changes in the chronic illness Net Amount at Risk. A decrease in the Policy Face Amount will change the chronic illness Net Amount at Risk even if the Chronic Illness Death Benefit Amount does not change because the proportion of the

Accumulation Value used to reduce the Chronic Illness Death Benefit Amount to calculate chronic illness Net Amount at Risk will change. For example, if the Policy face amount is $1,000,000, the Chronic Illness Death Benefit Amount is $500,000 and the Accumulation Value on the date of the Policy Face Amount reduction is $100,000, the chronic illness Net Amount at Risk is $450,000, calculated as follows: Chronic Illness Death Benefit Amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the Chronic Illness Death Benefit Amount to the Policy Face Value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000. If the Policy Face Value is
reduced to $750,000, the new chronic illness Net Amount at Risk will be $433,333, calculated as follows: Chronic Illness Death Benefit Amount ($500,000) minus $66,667, which is the product of the Accumulation Value ($100,000) and the ratio of the Chronic Illness Death Benefit Amount to the Policy Face Value ($500,000/$750,000), or $100,000 x .66667 = $66,667. The
chronic illness Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value.

When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. The monthly chronic illness benefit payments will begin once an insured is determined to be eligible to receive benefits. In order to continue receiving benefits, we may require, no more frequently than annually, a recertification by a licensed health care practitioner, that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). The maximum monthly benefit will be the lesser of:

    1.The monthly benefit percentage you chose times the Chronic Illness Death
      Benefit Amount in effect; or

    2.The per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.

You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed; however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: 100% of the Chronic Illness Death Benefit Amount has been paid, the Insured is no longer eligible for the benefit, the Policy is surrendered, the Policy terminates when the Policy loan plus the unpaid Policy loan interest exceed the Accumulation Value, we receive a request to cancel this Agreement or the Insured dies.

If you have added the Agreement, when you make a claim and we make a chronic illness benefit payment, we will automatically transfer all of your Policy's Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Segment Term. You will not be allowed to transfer amounts into either of the Fixed Indexed Accounts or the Variable Account when benefits payments are being made under this Agreement.

Although the allocation of your Accumulation Value in the Fixed Indexed Accounts or Variable Accounts to the Guaranteed Interest Account may have the effect of mitigating declines in your Policy Accumulation Value in the event of a significant decline in equity market valuations, doing so will also generally result in your Policy Accumulation Value increasing to a lesser degree than the equity markets when the value of equity investments rise. This may deprive you of the benefits of increases in equity market values under your Policy.

We will waive the Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against your Accumulation Value. If your

Accumulation Value goes to zero while chronic illness benefit payments are being made under this Agreement, we will waive any additional Policy charges. While receiving chronic illness benefit payments, you may not increase the Policy Death Benefit, request a policy loan, partial surrenders from the Policy, or make any other transactions.

When we make a chronic illness benefit payment under this Agreement, we will reduce the amount of the Death Benefit by the monthly payment. We will waive the Policy Transaction Charge for the Death Benefit change made as a result of a benefit payment under this Agreement. We will also reduce the Accumulation Value in proportion to the reduction in the Death Benefit. The Accumulation Value following a chronic illness benefit payment will equal the Accumulation Value immediately prior to the chronic illness benefit payment multiplied by a factor. This factor will equal the Policy Death Benefit (without regard to any outstanding Policy loan) following the payment of a chronic illness benefit payment divided by the Policy Death Benefit (without regard to any outstanding Policy loan) immediately prior to the chronic illness benefit payment. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive.

This Agreement will terminate when i) we have paid the maximum Chronic Illness Death Benefit Amount, ii) the insured is no longer eligible for chronic illness benefit payments, iii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iv) the Policy terminates due to the death of the Insured, v) the Policy terminates upon a complete surrender of the Policy, vi) you terminate the Agreement by Written Request to our Home Office, vii) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy anniversary. See "Termination" and "Partial Surrender."

OTHER MATTERS

FEDERAL TAX STATUS

INTRODUCTION. The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE INDIVIDUAL VARIABLE UNIVERSAL LIFE
ACCOUNT. We are taxed as a "life insurance company" under the Code. The operations of the Variable Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Account or on capital gains arising from the Variable Account's activities. The Variable Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the Variable Account for any federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. However, we reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or the Policies.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract Owners are not the Owners of the assets generating those benefits.

TAX STATUS OF THE POLICY. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on a standard rate class basis (other than those with a Cash Extra Charge) should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or with a Cash Extra Charge and it is not clear whether such policies will in all cases satisfy the applicable requirements. If a Policy were determined not to be a life insurance contract for federal income tax purposes, that Policy would not provide most of the tax advantages normally provided by a life insurance contract. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

In some circumstances, Owners of life insurance contracts who retain excessive control over the investment of underlying assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the Owner of the underlying assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the Owners of the underlying assets.

In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Variable Account, through the Funds and the Portfolios, will satisfy these diversification requirements.

DIVERSIFICATION OF INVESTMENTS. Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the Variable Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Account to be deemed to be "adequately diversified."

OWNER CONTROL. In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

GENERAL. We believe that the Death Benefit under a Policy should generally be excludible from the gross income of the Beneficiary. Federal, state and local transfer, and other tax consequences of Ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary. A tax adviser should be consulted on these consequences.

Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy Accumulation Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as MECs, with less favorable income tax treatment than other life insurance contracts. Due to the Policy's flexibility with respect to premium payments and benefits, each Policy's circumstances will determine whether the Policy is a MEC. In general, however, a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven Policy Years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount. If there is a "material change" in the Policy's benefits or other terms, even after the first seven Policy Years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the Death Benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a Death Benefit equal to the lowest Death Benefit that was payable in the first seven Policy Years. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy Owner should consult with a competent adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS.

Policies classified as MECs are subject to the following tax rules:

    1.All distributions other than Death Benefits, including distributions upon surrender and withdrawals, from a MEC will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the Policy only after all gain has been distributed.

    2.Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.

    3.A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's Beneficiary or designated Beneficiary.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than Death Benefits from a Policy that is not classified as a MEC are generally treated first as a recovery of the Policy Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences associated with fixed interest rate Policy loans after your Policy has been in force for ten years or more are less clear and a tax adviser should be consulted about such loans.

While we believe that distributions and Policy loans made under the terms of the Guaranteed Income Agreement will generally not be taxed to the Owner, the IRS or the courts could reach a different result. Owners that have added the GIA should consult a tax advisor regarding the tax treatment of distributions and loans under the GIA.

Finally, the 10 percent additional income tax does not apply to distributions or loans from or secured by a Policy that is not a MEC.

INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax free.

SETTLEMENT OPTIONS. Even if the Death Benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the Death Benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. If you have added the IPA to your Policy, a portion of the installment payments under the IPA will be treated as taxable interest income to the Beneficiary. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.

MULTIPLE POLICIES. Under the Code, all MECs issued by us (or an affiliated company) to the same Policy Owner during any calendar year will be treated as one MEC for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.

POLICY LOANS. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or terminated, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

SURRENDER. A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income, subject to tax.

REINSTATEMENTS. You may have adverse tax consequences if you request that we reinstate your Policy after it has terminated with no Accumulation Value or for non-payment of premiums. For example, reinstatements that occur more than ninety days after a Policy terminates with no Accumulation Value or for non-payment of premium could automatically be classified as a MEC. You should consult your tax advisor before you reinstate your Policy.

OVERLOAN PROTECTION AGREEMENT. Anyone contemplating the purchase of the Policy with the Overloan Protection Agreement should be aware that the tax consequences of the Overloan Protection Agreement have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Overloan Protection Agreement is exercised. You should consult a tax adviser as to the tax risks associated with the Overloan Protection Agreement.

LONG TERM CARE AGREEMENT. We believe the LTC Agreement qualifies as long term care insurance under the Code, however, you should be aware that the tax treatment of long term care benefits is uncertain. The IRS could assert that a portion or all of the long term care benefits could be taxable to the Owner of the Policy when those benefits are paid. You should consult a tax advisor regarding the tax risks associated with benefit payments from the LTC Agreement.

GUARANTEED INCOME AGREEMENT. We believe that the Policy will continue to qualify as life insurance under the Code after the GIA exercise effective date and that distributions and Policy loans made under the terms of the GIA will generally not be taxed to the Owner. However, the IRS or the courts could reach a different result. In addition, Policy loans that are used to make GIA benefit payments will have a net interest rate charge of .10 percent. We do not believe that these types of wash loan provisions are taxable Policy distributions; however, their tax treatment is uncertain and the IRS or the courts could reach a different conclusion. Owners that have added the GIA should consult a tax advisor regarding the tax treatment of distributions and loans under the GIA.

WITHHOLDING. To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

OTHER TRANSACTIONS. Changing the Policy Owner may have tax consequences. Pursuant to Section 1035(a)(1) of the Code, exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a MEC. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

BUSINESS USES OF POLICY. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split-dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. In particular, Section 101(j) of the Code added in 2006, denies the tax-free treatment of Death Benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain Beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisers regarding the applicability of to the proposed purchase.

If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a Beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an Owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a Beneficiary of a Policy.

SPLIT-DOLLAR ARRANGEMENTS. A tax adviser should be consulted with respect to the split-dollar regulations if you have purchased or are considering the purchase of a Policy for a split-dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Policy Owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES. The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the insured owned the Policy. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance Policy is transferred to, or a Death Benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


TAX CUTS AND JOBS ACT. The Tax Cuts and Jobs Act ("TCJA") signed into law in December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.

For 2018, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,200,000 and 40%, respectively.

The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.


TAX SHELTER REGULATIONS. Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME. Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN
CORPORATIONS. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

VOTING RIGHTS

We will vote the Fund shares held in the various Sub-Accounts of the Variable Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's Accumulation Value in a Sub-Account by the net asset value per share of the corresponding Fund Portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. We will vote Fund shares held by the Variable Account as to which no instructions are received in proportion to the voting instructions which are received from Policy Owners with respect to all policies participating in the Variable Account. Proportional voting may result in a small number of Policy Owners determining the outcome of the vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only:

  . if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of Policy Owners, or

  . if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next annual report or through a special notice.

COMPENSATION PAID FOR THE SALE OF POLICIES

Securian Financial Services, Inc. ("Securian Financial"), whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell the Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives, which is described in more detail below. Securian Financial may also receive compensation from an underlying Fund or its affiliates as described in more detail in the "Payments Made by Underlying Mutual Funds" section of this prospectus. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy charges described elsewhere in this prospectus.

PAYMENTS TO REGISTERED REPRESENTATIVES OF SECURIAN FINANCIAL. Except for Policies with the Early Values Agreement ("EVA"), commissions to registered representatives of Securian Financial on the sale of Policies include:

  . Up to 62.1 percent of gross premium paid in the first twenty four months after the Policy is issued (initial commissions), however, we will limit the amount of gross premium on which we will pay initial commissions to an annual target premium we establish based upon the age, gender and Risk Class of the insured and Face Amount of the insurance for the Policy.

  . Up to 3.24 percent of the gross premium paid between the twelfth and twenty fourth months (up to the target premium for gross premiums paid between the twelfth and twenty fourth months), however, gross premium that counts toward initial commissions will not be counted for this portion of the commission.

  . We will also pay up to 3.24 percent on all premiums (up to the target premium) paid in years three through ten.

  . On premiums received in excess of the target premium we will pay commissions up to 1.89 percent in Policy Years one through ten and .81 percent in Policy Years 11 and greater.

For Policies issued prior to January 30, 2015 and that have the EVA, we pay commissions up to 20.0 percent of gross premium paid in the first twenty four months after the Policy is issued (up to the annual target premium for the Policy) and up to 10.53 percent of that same dollar amount of gross premium in each of the four years following the payment of such premiums. All other compensation is the same as on Policies without EVA.

For Policies issued after January 30, 2015 and that have the EVA, commissions to registered representatives of Securian Financial on the sale of Policies include:

  . Up to 20.0 percent of gross premium paid in the first twenty four months after the Policy is issued (initial commissions), however, we will limit the amount of gross premium on which we will pay initial commissions to an annual target premium we establish based upon the age, gender and Risk Class of the insured and Face Amount of the insurance for the Policy. If the target premium is less than $20,000 we pay up to 10.53 percent of that same dollar amount of gross premium in each of the four years following the payment of such premiums. If the target premium is greater than or equal to $20,000 but less than $500,000 we pay up to 7.29 percent of that same dollar amount of gross premium in each of the six years following the payment of such premiums. If the target premium is greater than or equal to $500,000 we pay up to 5.94 percent of that same dollar amount of gross premium in each of the nine years following the payment of such premiums.

  . Up to 3.24 percent of the gross premium paid between the twelfth and twenty fourth months (up to the target premium for gross premiums paid between the twelfth and twenty fourth months), however, gross premium that counts toward initial commissions will not be counted for this portion of the commission.

  . Up to 3.24 percent on all premiums (up to the target premium) paid in years three through five.

  . Up to 2.97 percent on all premiums (up to the target premium) paid in years six through ten.

  . On premiums received in excess of the target premium we will pay commissions up to 1.89 percent in Policy Years one through five, 1.35 percent in Policy Years six through ten, and .54 percent in Policy Years 11 and greater.

  . We will also pay additional compensation up to .054 percent of the Accumulation Value (net of policy loan) in Policy Years six and later.

In addition, based uniformly on the sales of all insurance policies by registered representatives of Securian Financial, we and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, registered representatives may also be eligible for financing arrangements, company-paid training, insurance benefits, and other benefits, including occasional entertainment, based on their contract with us.

We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.

PAYMENTS TO BROKER-DEALERS. We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their registered representatives all or a portion of the commissions received for their sales of the Policy. We may also pay other broker-dealers amounts to compensate them for training and education meetings for their registered representatives.

ADDITIONAL COMPENSATION. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter in distribution relationships with selected selling broker dealers where we may pay additional compensation in the form of marketing allowances, introduction fees and persistency fees (sometimes called "revenue sharing"). These additional compensation arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Policies, payments for introductions to life insurance producers, providing conferences or seminars, providing sales or training programs for life insurance producers and other employees, payments to assist a selling broker dealer in connection with marketing the Policies or other support services provided to the life insurance producers selling the Policies. The payments vary in amount and may depend upon the selling broker dealer meeting certain cumulative premium thresholds for the sales of our Policies.

These arrangements may not be applicable to all selling broker dealers, and the terms of such arrangements may differ between selling broker dealers. Additional information on special compensation arrangements involving selling firms may be found in the Statement of Additional Information, which is available upon request. You may also ask your sales representative and the selling broker dealer for additional information about compensation they may receive in connection with your purchase of a Policy. Any such compensation, which may be significant at times, will not result in any additional direct Policy charges to you by us.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.

CYBERSECURITY

Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

LEGAL PROCEEDINGS

Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Individual Variable Universal Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Individual Variable Universal Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Individual Variable Universal Life Account.

FINANCIAL STATEMENTS

The financial statements of the Minnesota Life Individual Variable Universal Life Account and Minnesota Life are contained in the Statement of Additional Information. The Statement of Additional Information is available, free of charge, from us upon request. To request a Statement of Additional Information, call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

REGISTRATION STATEMENT

We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, with the same date, containing further information about the Variable Account and the Policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of Death Benefits, cash Surrender Values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

Information about the Variable Account (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

The table of contents for the Statement of Additional Information is as follows:

       General Information and History
       Services
       Additional Information
       Underwriters
       Underwriting Procedures
       Settlement Options
       Illustrations
       Experts
       Other Information
       Financial Statements

Investment Company Act No. 811-22093

APPENDIX -- GLOSSARY

ACCUMULATION VALUE: The sum of the values under the Policy in the Minnesota Life Individual Variable Universal Life Account, the Guaranteed Interest Account, the Fixed Indexed Accounts, the Interim Account and the Fixed Loan Account.

AGE: The Issue Age plus the number of complete Policy Years elapsed.

AGREEMENT: Any benefit, other than the base Policy, made a part of this Policy.

APPLICATION: The form completed by the proposed insured and/or proposed Owner when applying for coverage under the Policy. This includes any:

  .  amendments or endorsements;
  .  supplemental Applications; or
  .  reinstatement Applications.

BENEFICIARY(IES): The person(s) so named in the Application, unless later changed, to whom any Death Benefit is payable upon the death of an insured, subject to the conditions and provisions of the Policy.

CODE: The U.S. Internal Revenue Code of 1986, as amended.

DEATH BENEFIT: The amount payable to the Beneficiary upon the death of the insured, according to the conditions and provisions of the Policy.

FACE AMOUNT: The amount we use in determining the insurance coverage of an insured's life.

FIXED INDEXED ACCOUNT: A Fixed Indexed Account is part of our General Account. We may credit Index Credits to your Accumulation Value allocated to Segments in the Fixed Indexed Accounts based in part on the investment performance of the S&P 500(R) , subject to any Growth Cap and Participation Rate. We make available four Fixed Indexed Account options under the Policy, Indexed Account A, Indexed Account B, Optimizer 1 Indexed Account and Optimizer 2 Indexed Account.

FIXED LOAN ACCOUNT: Part of our General Account where we transfer amounts from the Minnesota Life Individual Variable Universal Life Account, the Guaranteed Interest Account and the Fixed Indexed Accounts as collateral for fixed interest rate Policy loans.

FREE LOOK PERIOD: The period during which you may examine and return the Policy to us at our Home Office and receive a refund.

FUND: An open-end diversified management investment company or unit investment trust in which the Minnesota Life Individual Variable Universal Life Account invests.

GENERAL ACCOUNT: All assets of the Minnesota Life Insurance Company other than those in the Minnesota Life Individual Variable Universal Life Account or other separate accounts established by us.

GOOD ORDER: This means the actual receipt by us of the instructions relating to a transaction in writing-or when appropriate by telephone or the internet along with all completed forms, documents, information and supporting legal documentation (including any required consents) we require in order to effect the transaction. To be in "Good Order," instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We reserve the right to change our requirements for what constitutes Good Order and which documents and forms are required in order for us to complete a transaction request.

GRACE PERIOD: A 61-day period after which a Policy will terminate if you do not make a sufficient payment.

GROWTH CAP: The Growth Cap is the maximum growth rate for a Segment that is used to determine the amount of any Index Credit for the Segment.

GUARANTEED INTEREST ACCOUNT: The Guaranteed Interest Account is part of our General Account. We credit Accumulation Value in the Guaranteed Interest Account with a fixed rate of interest guaranteed to be no less than a 2 percent annually.

HOME OFFICE: Our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 651-665-3500.

INDEX OR S&P 500(R): Standard & Poor's 500(R) Composite Stock Price Index, excluding dividends.

INDEX CREDIT: The amount of interest we may credit for an Index Credit Term to your Accumulation Value allocated to a Segment. The amount of an Index Credit is determined by reference to the investment performance of the S&P 500(R) over the Index Credit Term, subject to certain conditions, including any Growth Cap and Participation Rate.

INDEX CREDIT TERM: The time period over which changes in the underlying indices of a Segment are measured for purposes of calculating the Index Credit for that Segment. Currently, all Index Credit Terms and Segments have durations of one year.

INITIAL FACE AMOUNT: The Face Amount on the Policy Date.

INITIAL MINIMUM PREMIUM: The amount of premium required to put the Policy in force. The Initial Minimum Premium is the monthly Initial Minimum Premium shown on the Policy data pages multiplied by three (3) months plus the number of complete months from the Policy Date to the date of payment.

ISSUE AGE: The insured's age at nearest birthday as of the Policy Date.

INTERIM ACCOUNT: The Interim Account is part of our General Account and contains Net Premiums and Accumulation Value transferred from the Guaranteed Interest Account and the Variable Account that you have directed us to place in a Fixed Indexed Account. On each Interim Account Transfer Date, we transfer Accumulation Value in the Interim Account to the Fixed Indexed Accounts according to your allocation instructions.

INTERIM ACCOUNT TRANSFER DATE: The third Friday of each month, which is the date we transfer your Accumulation Value in the Interim Account, including interest credited on amounts in the Interim Account, to a Fixed Indexed Account according to your allocation instructions.

MEC: A modified endowment contract, as defined under the Code.

NET AMOUNT AT RISK: The value equal to the Death Benefit as of the most recent monthly Policy Anniversary divided by the Net Amount at Risk divisor (as shown on the Policy data pages), and reduced by the Policy Accumulation Value at the beginning of the Policy month, before deduction of the current month's Cost of Insurance Charge.

NET PREMIUM: The amount of premium after the Premium Charge has been deducted.

OWNER (YOU, YOUR): The person named in the Application as the Owner, unless later changed.

PARTICIPATION RATE: A percentage of the growth rate for a Segment used to determine the amount of any Index Credit for the Segment at the end of the Segment Term.

PLANNED PREMIUM: The amount of premium you plan to pay for the Policy on a periodic basis. Planned premiums serve as the basis for premium payment reminder notices. Payment of Planned Premiums may not necessarily keep the Policy in force.

POLICY ANNIVERSARY: The same day and month as your Policy Date for each succeeding year your Policy remains in force. A monthly Policy Anniversary is the same day as your Policy Date for each succeeding month your Policy remains in force.

POLICY DATE: The date shown on the Policy data pages, which is the date from which we determine Policy Anniversaries, Policy years, and monthly Policy Anniversaries.

POLICY LOAN INTEREST: The amount of interest we charge you on any outstanding Policy loan balance under your Policy.

POLICY YEAR: A year that starts on the Policy Date or on a Policy Anniversary.

PORTFOLIO: A separate investment Portfolio of a Fund. Each Sub-Account invests exclusively in one Portfolio of a Fund.

RISK CLASS: The classification of the insured, based on the Underwriting Class combined with the Tobacco Class.

SEC: The Securities and Exchange Commission, a United States government agency.

SEGMENT: A Segment is part of a Fixed Indexed Account and is created by the allocation of Net Premium, transfer of Accumulation Value from the Interim Account or rollover of Accumulation Value from a prior Segment. We may credit an Index Credit to your Accumulation Value allocated to a Segment based in part on the investment performance of the S&P 500(R) , subject to any Growth Cap and Participation Rate.

SEGMENT DATE: The Segment Date is the date a Segment is created. Segment years, Segment anniversaries, and Segment terms are all measured from that date.

SUB-ACCOUNT: A subdivision of the Minnesota Life Individual Variable Universal Life Account. We invest each Sub-Account's assets exclusively in shares of one Portfolio.

SURRENDER VALUE: The amount available to you when your Policy is surrendered or terminates. The Surrender Value equals the Accumulation Value, less any unpaid policy charges, any outstanding Policy loan, and unpaid Policy Loan Interest and any applicable Surrender Charge.

TERMINATION: When your Policy terminates without value after a Grace Period. You may reinstate a terminated Policy, subject to certain conditions.

TOBACCO CLASS: Based on the tobacco use habits of the insured, with the insured designated as either "tobacco" or "non-tobacco."

UNDERWRITING CLASS: The classification of the insured based upon the level of mortality risk that we assume.

UNIT: A measure of your interest in a Sub-Account of the Minnesota Life Individual Variable Universal Life Account.

UNIT VALUES: The value of a Sub-Account Unit that is multiplied by the number of Units in the Sub-Account to determine the Sub-Account value. The Unit Value is calculated as of the end of a Valuation Date by multiplying its value on the preceding Valuation Date by the investment factor determined for that Sub-Account.

UNIT VALUE CREDIT: A credit we may provide which is used in the determination of the net investment factor for each Sub-Account.

VALUATION DATE: A Valuation Date is any date on which the New York Stock Exchange ("NYSE") is open for trading, except for any days specified in the prospectus for the Policy and any day the Portfolio corresponding to a Sub-Account does not value its shares. A Valuation Date ends at the close of trading on the NYSE for that day.

VARIABLE ACCOUNT: The Minnesota Life Individual Variable Universal Life Account.

WRITTEN REQUEST: A request in writing signed by you. We may require that your Policy be sent in with a Written Request.

                      STATEMENT OF ADDITIONAL INFORMATION

                       MINNESOTA LIFE INSURANCE COMPANY
                            400 ROBERT STREET NORTH
                          SAINT PAUL, MINNESOTA 55101

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

              ML PREMIER VARIABLE UNIVERSAL LIFE INSURANCE POLICY

This Statement of Additional Information contains additional information to the prospectus for the variable universal life insurance policy (the "Policy") offered by Minnesota Life Insurance Company ("Minnesota Life"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectus for the Policy and the prospectuses for the investment options. The prospectus for the Policy is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the prospectus. You may obtain a copy of the prospectus by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101.


                                  MAY 1, 2018


TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                              2
SERVICES                                                                     2
ADDITIONAL INFORMATION                                                       2
UNDERWRITERS                                                                 3
UNDERWRITING PROCEDURES                                                      4
SETTLEMENT OPTIONS                                                           4
ILLUSTRATIONS                                                                5
EXPERTS                                                                     10
FINANCIAL STATEMENT                                                         10
OTHER INFORMATION                                                           10

ML PREMIER VUL                          1

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company," which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.


Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada and Puerto Rico.


On June 11, 2007, our Board of Directors established a separate account, called the Minnesota Life Individual Variable Universal Life Account ("the Account"), in accordance with certain provisions of the Minnesota insurance law. The Account is registered as a unit investment trust separate account with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the 1940 Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Account.

SERVICES

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Additional accounting and administrative services are performed by State Street Bank and Trust Company, which includes overnight calculation of unit value amounts. Minnesota Life oversees State Street's performance of these services. State Street provides Minnesota Life with monthly invoices detailing each service provided and agreed upon transaction charges for each specific service.

ADDITIONAL INFORMATION

ASSIGNMENT You may assign this policy by forwarding to us a written request in good order in advance of such assignment. We reserve the right, except to the extent prohibited by applicable state law or regulation or by the action of the appropriate state regulatory authority, or any agency or officer performing like functions of the applicable State, to require that assignment will be effective only upon our acceptance, and to refuse assignments at any time on a non-discriminatory basis. No assignment applies to any action we take before receiving your written request. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

MISSTATEMENT OF AGE OR GENDER If the insured's age or gender has been misstated, we will adjust the proceeds payable under the Policy based on what the last monthly charges would have purchased at the correct age or gender.

INCONTESTABILITY After a Policy has been in force during the insured's lifetime for two years from the original policy date, we may not contest the Policy, except in the case of fraud. However, if there has been a policy change or reinstatement for which we required evidence of insurability, we may contest that policy change or reinstatement for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the policy change or reinstatement.

SUICIDE If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy less any policy loan, unpaid loan interest and partial surrenders. If there has been a policy change or reinstatement for which we required evidence of

ML PREMIER VUL                          2
insurability, and if the insured dies by suicide within two years from the effective date of the policy change or reinstatement, our liability with respect to the policy change or reinstatement will be limited to an amount equal to the portion of the monthly charges associated with that policy change or reinstatement.

REPORTS At least once each year we will send you a report. This report will include the accumulation value, the face amount and the death benefit as of the date of the report. It will also show the premiums paid during the policy year and policy loan activity. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

UNDERWRITERS

The Policies are sold in a continuous offering by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of FINRA. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota.

PAYMENTS TO REGISTERED REPRESENTATIVES OF SECURIAN FINANCIAL. Except for Policies with the Early Values Agreement ("EVA"), commissions to registered representatives of Securian Financial on the sale of Policies include:

  . Up to 62.1 percent of gross premium paid in the first twenty four months after the Policy is issued (initial commissions), however, we will limit the amount of gross premium on which we will pay initial commissions to an annual target premium we establish based upon the age, gender and Risk Class of the insured and Face Amount of the insurance for the Policy.

  . Up to 3.24 percent of the gross premium paid between the twelfth and twenty fourth months (up to the target premium for gross premiums paid between the twelfth and twenty fourth months), however, gross premium that counts toward initial commissions will not be counted for this portion of the commission.

  . We will also pay up to 3.24 percent on all premiums (up to the target premium) paid in years three through ten.

  . On premiums received in excess of the target premium we will pay commissions up to 1.89 percent in Policy Years one through ten and .81 percent in Policy Years 11 and greater.

For Policies issued prior to January 30, 2015 and that have the EVA, we pay commissions up to 20.0 percent of gross premium paid in the first twenty four months after the Policy is issued (up to the annual target premium for the Policy) and up to 10.53 percent of that same dollar amount of gross premium in each of the four years following the payment of such premiums. All other compensation is the same as on Policies without EVA.

For Policies issued after January 30, 2015 and that have the EVA, commissions to registered representatives of Securian Financial on the sale of Policies include:

  . Up to 20.0 percent of gross premium paid in the first twenty four months after the Policy is issued (initial commissions), however, we will limit the amount of gross premium on which we will pay initial commissions to an annual target premium we establish based upon the age, gender and Risk Class of the insured and Face Amount of the insurance for the Policy. If the target premium is less than $20,000 we pay up to 10.53 percent of that same dollar amount of gross premium in each of the four years following the payment of such premiums. If the target premium is greater than or equal to $20,000 but less than $500,000 we pay up to 7.29 percent of that same dollar amount of gross premium in each of the six years following the payment of such premiums. If the target premium is greater than or equal to $500,000 we pay up to 5.94 percent of that same dollar amount of gross premium in each of the nine years following the payment of such premiums.

ML PREMIER VUL                          3

  . Up to 3.24 percent of the gross premium paid between the twelfth and twenty fourth months (up to the target premium for gross premiums paid between the twelfth and twenty fourth months), however, gross premium that counts toward initial commissions will not be counted for this portion of the commission.

  . Up to 3.24 percent on all premiums (up to the target premium) paid in years three through five.

  . Up to 2.97 percent on all premiums (up to the target premium) paid in years six through ten.

  . On premiums received in excess of the target premium we will pay commissions up to 1.89 percent in Policy Years one through five, 1.35 percent in Policy Years six through ten, and .54 percent in Policy Years 11 and greater.

  . We will also pay additional compensation up to .054 percent of the Accumulation Value (net of policy loan) in Policy Years six and later.

In addition, based uniformly on the sales of all insurance policies by registered representatives of Securian Financial, we and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, registered representatives may also be eligible for financing arrangements, company-paid training, insurance benefits, and other benefits, including occasional entertainment, based on their contract with us.

We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.

SALES BY UNAFFILIATED BROKER DEALERS. We pay compensation to affiliated and unaffiliated broker-dealers for the sale of the Policies. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.


Amounts paid by Minnesota Life to the underwriters of the Policies during 2017, 2016, and 2015 were $15,659,257, $16,635,387, and $11,846,866, respectively, which include amounts paid for other contracts issued through the Individual Variable Universal Life Account.


UNDERWRITING PROCEDURES

We require proof of insurability for policy issue and all policy changes resulting in an increase in face amount or other changes that result in an increase in the net amount at risk under the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age, gender, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued as a result of conversion from existing Policies, for Policies issued as part of a small group case or for face amount increases pursuant to an additional benefit agreement.

The basis for the mortality charges guaranteed in the Policies are determined by the gender, tobacco habits, and age of each insured and are based on the 2001 Commissioners Standard Ordinary Composite, Ultimate, Age Nearest Birthday, Sex-Distinct Mortality Tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 2001 CSO Unisex Table B.

FACE AMOUNT INCREASES

When a Policy Face Amount increase is effective, we will assess the Policy Issue Charge, the Cost of Insurance on the Face Increase amount as well as any applicable Agreement charges that are based upon the increased net amount at risk.

In addition, for any Policy Face Amount increase, we will allocate Accumulation Value to the base Policy face amount and the increased face amount in the following manner:

STEP 1. We allocate Accumulation Value to the base Policy face amount first. We will allocate Accumulation Value to the base Policy face amount to the extent it does not exceed the application IRC Section 7702 corridor factor. If the guideline premium test applies, then the corridor factor is the published value in IRC Section 7702(d)(2). If the cash value accumulation test applies, then the corridor factor is 1 divided by the net single premium (1/NSP).

Once we have allocated Accumulation Value to the base Policy face amount, we will use the same factors to allocate to the additional coverage layers, beginning with the first coverage layer issued. We will use the same methodology, allocating up to the IRC Section 7702 limits, for each coverage layer. If we allocate Accumulation Value to all of the coverage layers and Accumulation has not been completely allocated, we will proceed to Step 2.

STEP 2. In this step, the allocation of any remaining Accumulation Value depends on the death benefit option chosen by the Policy Owner.

  . If the death benefit option is Level, we apply any remaining Accumulation Value to the last (most recently added) coverage layer. Note that this layer would be the 'worst' underwriting class. Thus by allocating all the excess to this layer, the Policy Owner would have the lowest Cost of Insurance charge.

  . If the death benefit option is the Increasing Option, we cycle through the coverage layers again, in order, and fill up each of the coverage layers to the point where we would otherwise need to increase the death benefit to satisfy the minimum IRC Section 7702 requirements. If, after cycling through all coverage layers, there is still Accumulation Value remaining, we allocate the remaining amount to the last coverage layer.

SETTLEMENT OPTIONS

The proceeds of the Policy are payable upon surrender, or upon our receipt of satisfactory proof of the insured's death while the Policy is in force. We will pay the proceeds in a lump sum unless a settlement option has been selected. We will deduct any outstanding policy loan, any accrued loan interest and unpaid monthly charges from the proceeds we pay. Proof of any claim under this Policy must be submitted in writing to our home office.

We will pay interest on any death benefit proceeds payable if payment is to be made in a lump sum. Interest will accrue on the death benefit proceeds payable from the date of the insured's death until the date of payment. Interest will be credited at a rate which we shall determine in our discretion. Such credited interest will never be less than a 3 percent annual rate.

You may, during the lifetime of the insured, request that we pay the proceeds of the Policy under one of the settlement options described below. We may also offer other methods of payment that are agreeable to both you and us. A settlement option may be selected only if payments are to be made to a natural person in that person's own right.

The addition of certain agreements, such as the Income Protection Agreement and the Guaranteed Income Agreement, will impact the Policy settlement options or the amount of Death Proceeds available for a settlement option. The Income Protection Agreement change the percentage of Death Proceeds that are available for the Policy's settlement options, while the Guaranteed Income Agreement, when exercised, will reduce the amount of Death Proceeds that are available for settlement options. Please see " Supplemental Agreements-Income Protection Agreement and Guaranteed Income Agreement" for more information about those agreements.

ML PREMIER VUL                          4

During the lifetime of the insured, you may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors. We receive a benefit from amounts left in the Benefit Account. We pay interest on proceeds held in the Benefit Account as required by state law. Any interest paid on proceeds in the Benefit Account is currently taxable.

Each settlement option described below is payable only in fixed amounts. The payments do not vary with the investment performance of the Account.

    OPTION 1 -- INTEREST PAYMENTS

    We will pay interest on the proceeds at such times and for such period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a lump sum or under any other method we approve.

    OPTION 2 -- PAYMENTS FOR A SPECIFIED PERIOD

    We will make payments for a specified number of years.

    OPTION 3 -- LIFE INCOME

    We will make payments monthly during the lifetime of a payee, terminating with the last monthly payment immediately preceding the payee's death. We may require proof of the payee's age and gender. Monthly payments can be guaranteed for 5, 10 or 20 years.

    OPTION 4 -- PAYMENTS OF A SPECIFIED AMOUNT

    We will pay a specified amount until the proceeds and interest thereto are fully paid.

If you request a settlement option, you will be asked to sign an agreement covering the settlement option which will state the terms and conditions of the payments. Unless you specify otherwise, the beneficiary may select a settlement option after the insured's death.

The minimum rate of interest we will credit under any settlement option is a 3 percent annual rate of interest. We may, in our sole discretion, credit higher rates of interest on monies held by us in our general account which are to be paid under a settlement option.

ILLUSTRATIONS


Personalized illustrations provide you with a hypothetical projection of future policy values based upon your age, sex, risk class, premiums paid and death benefit chosen. You may obtain personalized illustrations from your advisor showing how a policy might perform based upon different assumptions.


ML PREMIER VUL                          5

EXPERTS

Actuarial matters included in the prospectus have been examined by Robert J. Ehren, Senior Vice President.


FINANCIAL STATEMENTS

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries as of December 31, 2017 and 2016, and for each of the years in the three-year period ended December 31, 2017, and the financial statements of the Minnesota Life Individual Variable Universal Life Account as of December 31, 2017, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.


OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

ML PREMIER VUL                          6

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements

                               December 31, 2017

     (With Report of Independent Registered Public Accounting Firm Thereon)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements
                               December 31, 2017

                               TABLE OF CONTENTS

                                                                          PAGE

Report of Independent Registered Public Accounting Firm                      1
Statements  of  Assets, Liabilities, and  Policy Owners' Equity              5
Statements of Operations                                                    17
Statements of Changes in Net Assets                                         29
Notes to Financial Statements                                               41

[KPMG LOGO]   KPMG LLP
              4200 Wells Fargo Center
              90 South Seventh Street
              Minneapolis, MN 55402

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners of the Minnesota Life Individual Variable Universal Life Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets, liabilities, and policy owners' equity of the sub-accounts listed in the Appendix that comprise the Minnesota Life Individual Variable Universal Life Account (the Separate Account) as of December 31, 2017, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2017, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                                    KPMG LLP

We have served as the Separate Account's auditor since 2008.

Minneapolis, Minnesota
March 29, 2018

                  KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

                                    APPENDIX

  AB VPS Dynamic Asset Allocation Portfolio - Class B Shares

  AB VPS International Value Portfolio - Class A Shares

  American Funds(R) IS International Fund - Class 1 Shares

  Fidelity(R) VIP Equity-Income Portfolio - Initial Class

  Fidelity(R) VIP Mid Cap Portfolio - Initial Class

  Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 1

  Invesco V.I. American Value Fund - Series I Shares

  Ivy VIP - Advantus Real Estate Securities Class II (1)

  Ivy VIP - Asset Strategy Class II (1)

  Ivy VIP - Balanced Class II (1)

  Ivy VIP - Bond Class II (1)

  Ivy VIP - Core Equity Class II (1)

  Ivy VIP - Dividend Opportunities Class II (1)

  Ivy VIP - Energy Class II (1)

  Ivy VIP - Global Bond Class II (1)

  Ivy VIP - Global Growth Class II (1)

  Ivy VIP - Government Money Market Class II (1)

  Ivy VIP - Growth Class II (1)

  Ivy VIP - High Income Class II (1)

  Ivy VIP - International Core Equity Class II (1)

  Ivy VIP - Limited-Term Bond Class II (1)

  Ivy VIP - Micro Cap Growth Class II (1)

  Ivy VIP - Mid Cap Growth Class II (1)

  Ivy VIP - Natural Resources Class II (1)

  Ivy VIP - Pathfinder Aggressive Class II (1)

  Ivy VIP - Pathfinder Conservative Class II (1)

  Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (1)

  Ivy VIP - Pathfinder Moderate Class II (1)

  Ivy VIP - Pathfinder Moderately Aggressive Class II (1)

  Ivy VIP - Pathfinder Moderately Conservative Class II (1)

  Ivy VIP - Science and Technology Class II (1)

  Ivy VIP - Small Cap Core Class II (1)

  Ivy VIP - Small Cap Growth Class II (1)

  Ivy VIP - Value Class II (1)

  Janus Aspen Series - Janus Henderson Overseas Portfolio - Institutional Shares
  (1)

  Janus Aspen Series - Janus Henderson Research Portfolio - Institutional Shares
  (1)

  MFS(R) VIT II - International Value Portfolio - Initial Class

  Morgan Stanley Variable Insurance Fund - Morgan Stanley VIF Emerging Markets Equity Portfolio (1)

  Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I Shares
  (1)

  Morningstar Balanced ETF Asset Allocation Portfolio - Class I Shares (1)

  Morningstar Conservative ETF Asset Allocation Portfolio - Class I Shares (1)

  Morningstar Growth ETF Asset Allocation Portfolio - Class I Shares (1)

  Morningstar Income and Growth Asset Allocation Portfolio - Class I Shares (1)

  Northern Lights VT - TOPS(R) Managed Risk Flex ETF Portfolio

  PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares

  Securian Funds Trust - SFT Advantus Bond Fund - Class 1 Shares

  Securian Funds Trust - SFT Advantus Dynamic Managed Volatility Fund (1)

  Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 1 Shares

  Securian Funds Trust - SFT Advantus Index 500 Fund - Class 1 Shares

  Securian Funds Trust - SFT Advantus International Bond Fund - Class 1 Shares

  Securian Funds Trust - SFT Advantus Managed Volatility Equity Fund

  Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 1 Shares

  Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 1
  Shares

  Securian Funds Trust - Ivy(SM) Growth Fund

  Securian Funds Trust - Ivy(SM) Small Cap Growth Fund

  Securian Funds Trust - T. Rowe Price Value Fund

  Securian Funds Trust - Wellington Core Equity Fund - Class 1 Shares (1)

  Vanguard(R) Variable Insurance Fund Balanced Portfolio

  Vanguard(R) Variable Insurance Fund Capital Growth Portfolio

  Vanguard(R) Variable Insurance Fund Diversified Value Portfolio

  Vanguard(R) Variable Insurance Fund Equity Income Portfolio

  Vanguard(R) Variable Insurance Fund High Yield Bond Portfolio

  Vanguard(R) Variable Insurance Fund International Portfolio

  Vanguard(R) Variable Insurance Fund Money Market Portfolio

  Vanguard(R) Variable Insurance Fund Short-Term Investment-Grade Portfolio

  Vanguard(R) Variable Insurance Fund Small Company Growth Portfolio

  Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio

  Vanguard(R) Variable Insurance Fund Total Stock Market Index Portfolio

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                                     ------------------------------------------------------------------------------------------
                                         AB VPS          AB VPS                     FIDELITY VIP                     FRANKLIN
                                       DYNASSTALL       INTL VAL    AMER FUNDS IS      EQUITY-     FIDELITY VIP    SMALL CP VAL
                                          CL B            CL A         INTL CL 1      INCOME IC     MID CAP IC       VIP CL 1
                                     --------------  -------------  -------------- -------------- --------------  -------------
ASSETS
Investments at net asset value       $   4,758,626        592,879         192,111      3,233,493      3,761,328      5,771,571
Dividend receivable                             --             --              --             --             --             --
Receivable from Minnesota Life for
   policy purchase payments                 25,054             --              91              9             49            240
Receivable for investments sold                 --             --              --             --             --             --
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Total assets                          4,783,680        592,879         192,202      3,233,502      3,761,377      5,771,811
                                     --------------  -------------  -------------- -------------- --------------  -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations, withdrawal
   payments and mortality and
   expense charges                              --             --              --             --             --             --
Payable for investments purchased           25,054             --              91              9             49            240
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Total liabilities                        25,054             --              91              9             49            240
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Net assets applicable to policy
     owners                          $   4,758,626        592,879         192,111      3,233,493      3,761,328      5,771,571
                                     ==============  =============  ============== ============== ==============  =============

POLICY OWNERS' EQUITY
   Total policy owners' equity       $   4,758,626        592,879         192,111      3,233,493      3,761,328      5,771,571

   Investment shares                       366,612         36,373           8,849        135,349         96,593        282,505
   Investments at cost               $   4,314,363        507,822         171,255      2,980,716      3,297,421      5,480,559

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                                     ------------------------------------------------------------------------------------------
                                       INVESCO VI        IVY VIP     IVY VIP ASSET
                                        AMERICAN         ADV RE         STRATEGY      IVY VIP        IVY VIP      IVY VIP CORE
                                         VALUE I       SEC CL II         CL II     BALANCED CL II   BOND CL II    EQUITY CL II
                                     --------------  -------------  -------------- -------------- --------------  -------------
ASSETS
Investments at net asset value       $      45,806        389,036       8,465,909        404,232        562,412      2,631,862
Dividend receivable                             --             --              --             --             --             --
Receivable from Minnesota Life for
   policy purchase payments                     --              5              --              5          2,219            113
Receivable for investments sold                 --             --             946             --             --             --
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Total assets                             45,806        389,041       8,466,855        404,237        564,631      2,631,975
                                     --------------  -------------  -------------- -------------- --------------  -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations, withdrawal
   payments and mortality and
   expense charges                              --             --             946             --             --             --
Payable for investments purchased               --              5              --              5          2,219            113
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Total liabilities                            --              5             946              5          2,219            113
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Net assets applicable to
     policy owners                   $      45,806        389,036       8,465,909        404,232        562,412      2,631,862
                                     ==============  =============  ============== ============== ==============  =============

POLICY OWNERS' EQUITY
   Total policy owners' equity       $      45,806        389,036       8,465,909        404,232        562,412      2,631,862

   Investment shares                         2,492         50,908         903,724         50,833        105,049        214,042
   Investments at cost               $      42,176        419,545       8,246,975        430,937        570,505      2,465,713

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                                     ------------------------------------------------------------------------------------------
                                         IVY VIP                        IVY VIP        IVY VIP     IVY VIP GOVT
                                      DIVIDEND OPP      IVY VIP       GLOBAL BOND      GLOBAL          MONEY         IVY VIP
                                          CL II       ENERGY CL II       CL II      GROWTH CL II   MARKET CL II    GROWTH CL II
                                     --------------  -------------  -------------- -------------- --------------  -------------
ASSETS
Investments at net asset value       $     615,001        352,573          82,576        917,190         44,567      2,686,868
Dividend receivable                             --             --              --             --             --             --
Receivable from Minnesota Life for
   policy purchase payments                    224             --              41             51             --          2,351
Receivable for investments sold                 --            453              --             --             --             --
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Total assets                            615,225        353,026          82,617        917,241         44,567      2,689,219
                                     --------------  -------------  -------------- -------------- --------------  -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations, withdrawal
   payments and mortality and
   expense charges                              --            453              --             --             --             --
Payable for investments purchased              224             --              41             51             --          2,351
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Total liabilities                           224            453              41             51             --          2,351
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Net assets applicable to
     policy owners                   $     615,001        352,573          82,576        917,190         44,567      2,686,868
                                     ==============  =============  ============== ============== ==============  =============

POLICY OWNERS' EQUITY
   Total policy owners' equity       $     615,001        352,573          82,576        917,190         44,567      2,686,868

   Investment shares                        71,668         60,076          16,658         92,953         44,567        222,202
   Investments at cost               $     575,338        368,126          82,441        808,304         44,567      2,434,634

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                                     ------------------------------------------------------------------------------------------
                                                                       IVY VIP
                                                     IVY VIP INTL      LIMITED-       IVY VIP       IVY VIP MID      IVY VIP
                                     IVY VIP HIGH     CORE EQUITY     TERM BOND      MICRO CAP      CAP GROWTH     NATURAL RES
                                     INCOME CL II        CL II          CL II       GROWTH CL II       CL II          CL II
                                     --------------  -------------  -------------- -------------- --------------  -------------
ASSETS
Investments at net asset value       $   1,060,981      3,387,505         141,394        599,106        792,471      2,275,489
Dividend receivable                             --             --              --             --             --             --
Receivable from Minnesota Life for
   policy purchase payments                    285            385               2             --            781             --
Receivable for investments sold                 --             --              --          1,382             --          1,811
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Total assets                          1,061,266      3,387,890         141,396        600,488        793,252      2,277,300
                                     --------------  -------------  -------------- -------------- --------------  -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations, withdrawal
   payments and mortality and
   expense charges                              --             --              --          1,382             --          1,811
Payable for investments purchased              285            385               2             --            781             --
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Total liabilities                           285            385               2          1,382            781          1,811
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Net assets applicable to
     policy owners                   $   1,060,981      3,387,505         141,394        599,106        792,471      2,275,489
                                     ==============  =============  ============== ============== ==============  =============

POLICY OWNERS' EQUITY
   Total policy owners' equity       $   1,060,981      3,387,505         141,394        599,106        792,471      2,275,489

   Investment shares                       291,687        182,292          28,976         26,722         68,264        491,350
   Investments at cost               $   1,080,301      2,985,829         142,397        596,566        668,712      2,158,391

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                                     ------------------------------------------------------------------------------------------
                                                        IVY VIP                       IVY VIP        IVY VIP        IVY VIP
                                      IVY VIP PATH    PATHFINDER       IVY VIP       PATHFINDER     PATHFINDER     PATHFINDER
                                       MOD MVF CL    AGGRESSIVE CL    PATHFINDER    MOD AGGR CL     MOD CONS CL    MODERATE CL
                                           II             II        CONSERV CL II       II              II             II
                                     --------------  -------------  -------------- -------------- --------------  -------------
ASSETS
Investments at net asset value       $   4,614,338      5,401,212         272,358      9,669,539        927,851      4,201,405
Dividend receivable                             --             --              --             --             --             --
Receivable from Minnesota Life for
   policy purchase payments                 11,352         24,163               3          3,489             11            502
Receivable for investments sold                 --             --              --             --             --             --
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Total assets                          4,625,690      5,425,375         272,361      9,673,028        927,862      4,201,907
                                     --------------  -------------  -------------- -------------- --------------  -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations, withdrawal
   payments and mortality and
   expense charges                              --             --              --             --             --             --
Payable for investments purchased           11,352         24,163               3          3,489             11            502
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Total liabilities                        11,352         24,163               3          3,489             11            502
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Net assets applicable to
     policy owners                   $   4,614,338      5,401,212         272,358      9,669,539        927,851      4,201,405
                                     ==============  =============  ============== ============== ==============  =============

POLICY OWNERS' EQUITY
   Total policy owners' equity           4,614,338      5,401,212         272,358      9,669,539        927,851      4,201,405

   Investment shares                       798,135      1,046,240          52,799      1,730,845        174,454        778,701
   Investments at cost               $   4,207,319      5,299,559         263,995      9,493,583        952,069      4,199,946

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                                     ------------------------------------------------------------------------------------------
                                         IVY VIP        IVY VIP        IVY VIP                         JANUS          JANUS
                                        SCIENCE &      SMALL CAP      SMALL CAP        IVY VIP       HENDERSON      HENDERSON
                                       TECH CL II      CORE CL II    GROWTH CL II    VALUE CL II    OVERSEAS IS    RESEARCH IS
                                     --------------  -------------  -------------- -------------- --------------  -------------
ASSETS
Investments at net asset value       $   3,766,606        582,391         717,377        752,299      2,707,470      1,695,363
Dividend receivable                             --             --              --             --             --             --
Receivable from Minnesota Life for
   policy purchase payments                     --            103               9          1,476             --             54
Receivable for investments sold              1,374             --              --             --             --             --
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Total assets                          3,767,980        582,494         717,386        753,775      2,707,470      1,695,417
                                     --------------  -------------  -------------- -------------- --------------  -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations, withdrawal
   payments and mortality and
   expense charges                           1,374             --              --             --             --             --
Payable for investments purchased               --            103               9          1,476             --             54
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Total liabilities                         1,374            103               9          1,476             --             54
                                     --------------  -------------  -------------- -------------- --------------  -------------
   Net assets applicable to
     policy owners                   $   3,766,606        582,391         717,377        752,299      2,707,470      1,695,363
                                     ==============  =============  ============== ============== ==============  =============

POLICY OWNERS' EQUITY
   Total policy owners' equity       $   3,766,606        582,391         717,377        752,299      2,707,470      1,695,363

   Investment shares                       139,310         31,795          61,693        116,838         84,661         46,436
   Investments at cost               $   3,227,201        535,801         658,069        705,622      2,749,450      1,448,315

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                                        MORGSTANLEY     MORNINGSTAR     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR
                                        MFS VIT II      VIF EMG MK      AGGR GROWTH      BALANCED     CONSERVATIVE      GROWTH ETF
                                       INTL VALUE IS      EQ CL 2          ETF I           ETF I          ETF I             I
                                      --------------- --------------  --------------  -------------- --------------  --------------
ASSETS
Investments at net asset value        $    2,637,229      2,957,990      41,004,562      13,066,005      2,181,315      68,253,548
Dividend receivable                               --             --              --              --             --              --
Receivable from Minnesota Life for
   policy purchase payments                       --          3,732              --              --              8             586
Receivable for investments sold                2,762             --             354           1,833             --              --
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Total assets                            2,639,991      2,961,722      41,004,916      13,067,838      2,181,323      68,254,134
                                      --------------- --------------  --------------  -------------- --------------  --------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments
   and mortality and expense charges           2,762             --             354           1,833             --              --
Payable for investments purchased                 --          3,732              --              --              8             586
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Total liabilities                           2,762          3,732             354           1,833              8             586
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Net assets applicable to policy
     owners                           $    2,637,229      2,957,990      41,004,562      13,066,005      2,181,315      68,253,548
                                      =============== ==============  ==============  ============== ==============  ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity        $    2,637,229      2,957,990      41,004,562      13,066,005      2,181,315      68,253,548

   Investment shares                          93,353        168,259       3,146,935       1,157,308        195,458       5,617,576
   Investments at cost                $    2,275,173      2,415,538      36,248,028      12,763,574      2,191,202      60,524,059

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                                                                            SFT            SFT             SFT
                                        MORNINGSTAR      PIMCO VIT         SFT           ADVANTUS       ADVANTUS        ADVANTUS
                                       INC & GROWTH     GLB DIV ALL      ADVANTUS         DYNAMIC       INDEX 400     INDEX 500 CL
                                           ETF I          ADV CL         BOND CL 1        MGD VOL        MC CL 1           1
                                      --------------- --------------  --------------  -------------- --------------  --------------
ASSETS
Investments at net asset value        $    2,639,292      4,084,126       2,597,293      13,487,355      6,372,101      16,311,308
Dividend receivable                               --             --              --              --             --              --
Receivable from Minnesota Life for
   policy purchase payments                        9          1,967              --           2,368            714           2,561
Receivable for investments sold                   --             --           1,107              --             --              --
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Total assets                            2,639,301      4,086,093       2,598,400      13,489,723      6,372,815      16,313,869
                                      --------------- --------------  --------------  -------------- --------------  --------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments
   and mortality and expense charges              --             --           1,107              --             --              --
Payable for investments purchased                  9          1,967              --           2,368            714           2,561
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Total liabilities                               9          1,967           1,107           2,368            714           2,561
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Net assets applicable to policy
     owners                           $    2,639,292      4,084,126       2,597,293      13,487,355      6,372,101      16,311,308
                                      =============== ==============  ==============  ============== ==============  ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity        $    2,639,292      4,084,126       2,597,293      13,487,355      6,372,101      16,311,308

   Investment shares                         257,241        374,004       1,096,501         936,568      1,285,950       1,534,597
   Investments at cost                $    2,738,061      3,609,947       2,414,844      11,357,740      5,025,970      12,993,880

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                                            SFT             SFT             SFT
                                           SFT           ADVANTUS        ADVANTUS        ADVANTUS                        SFT IVY
                                      ADVANTUS INTL       MGD VOL       MORTGAGE CL     REAL ESTATE      SFT IVY        SMALL CAP
                                         BOND CL 1        EQUITY             1             CL 1          GROWTH          GROWTH
                                      --------------- --------------  --------------  -------------- --------------  --------------
ASSETS
Investments at net asset value        $    1,133,940      5,328,803         247,916       3,556,625        506,864         619,369
Dividend receivable                               --             --              --              --             --              --
Receivable from Minnesota Life for
   policy purchase payments                       --          1,860              --              --            583               8
Receivable for investments sold                  483             --              --             729             --              --
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Total assets                            1,134,423      5,330,663         247,916       3,557,354        507,447         619,377
                                      --------------- --------------  --------------  -------------- --------------  --------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments
   and mortality and expense charges             483             --              --             729             --              --
Payable for investments purchased                 --          1,860              --              --            583               8
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Total liabilities                             483          1,860              --             729            583               8
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Net assets applicable to policy
     owners                           $    1,133,940      5,328,803         247,916       3,556,625        506,864         619,369
                                      =============== ==============  ==============  ============== ==============  ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity        $    1,133,940      5,328,803         247,916       3,556,625        506,864         619,369

   Investment shares                         447,587        436,970         126,077         743,984         32,364          39,196
   Investments at cost                $    1,104,448      4,788,988         234,551       3,065,239        434,435         507,247

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                                           SFT
                                                       WELLINGTON        TOPS MGD                     VANGUARD VI     VANGUARD VI
                                       SFT T. ROWE     CORE EQUITY      RISK FLEX      VANGUARD VI      CAPITAL       DIVERSIFIED
                                       PRICE VALUE        CL 1             ETF          BALANCED        GROWTH           VALUE
                                      --------------- --------------  --------------  -------------- --------------  --------------
ASSETS
Investments at net asset value        $    1,053,894        168,249       5,337,296       5,840,147      7,330,697       1,748,259
Dividend receivable                               --             --              --              --             --              --
Receivable from Minnesota Life for
   policy purchase payments                    2,124              1           2,561              73          1,070          24,000
Receivable for investments sold                   --             --              --              --             --              --
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Total assets                            1,056,018        168,250       5,339,857       5,840,220      7,331,767       1,772,259
                                      --------------- --------------  --------------  -------------- --------------  --------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments
   and mortality and expense charges              --             --              --              --             --              --
Payable for investments purchased              2,124              1           2,561              73          1,070          24,000
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Total liabilities                           2,124              1           2,561              73          1,070          24,000
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Net assets applicable to policy
     owners                           $    1,053,894        168,249       5,337,296       5,840,147      7,330,697       1,748,259
                                      =============== ==============  ==============  ============== ==============  ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity        $    1,053,894        168,249       5,337,296       5,840,147      7,330,697       1,748,259

   Investment shares                          75,637         11,709         453,081         235,490        208,733         102,597
   Investments at cost                $      907,901        142,545       4,845,602       5,293,541      5,495,422       1,670,712

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                        VANGUARD VI     VANGUARD VI                     VANGUARD VI    VANGUARD VI     VANGUARD VI
                                          EQUITY        HIGH YIELD      VANGUARD VI       MONEY       SHT-TRM INV-      SMALL CO
                                          INCOME          BOND         INTERNATIONAL      MARKET           GR            GROWTH
                                      --------------- --------------  --------------  -------------- --------------  --------------
ASSETS
Investments at net asset value        $    5,917,589      1,704,322       7,190,988       1,214,864        689,619       7,726,638
Dividend receivable                               --             --              --              44             --              --
Receivable from Minnesota Life for
   policy purchase payments                       --             23          28,156              --             --              --
Receivable for investments sold                1,514             --              --              --          1,548             792
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Total assets                            5,919,103      1,704,345       7,219,144       1,214,908        691,167       7,727,430
                                      --------------- --------------  --------------  -------------- --------------  --------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments
   and mortality and expense charges           1,514             --              --              --          1,548             792
Payable for investments purchased                 --             23          28,156              --             --              --
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Total liabilities                           1,514             23          28,156              --          1,548             792
                                      --------------- --------------  --------------  -------------- --------------  --------------
   Net assets applicable to policy
     owners                           $    5,917,589      1,704,322       7,190,988       1,214,908        689,619       7,726,638
                                      =============== ==============  ==============  ============== ==============  ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity        $    5,917,589      1,704,322       7,190,988       1,214,908        689,619       7,726,638

   Investment shares                         240,162        209,634         263,021       1,214,864         64,936         313,836
   Investments at cost                $    5,082,907      1,662,809       5,595,942       1,214,864        690,035       6,742,878

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2017

                                                                            SEGREGATED SUB-ACCOUNTS*
                                                                  --------------------------------------------
                                                                    VANGUARD VI    VANGUARD VI
                                                                    TOTAL BOND     TOTAL STOCK
                                                                      MARKET         MARKET          TOTALS
                                                                  -------------- --------------  -------------
ASSETS
Investments at net asset value                                    $   2,318,461      4,709,183    319,009,042
Dividend receivable                                                          --             --             44
Receivable from Minnesota Life for policy purchase payments                 739             --        146,210
Receivable for investments sold                                              --             --         17,088
                                                                  -------------- --------------  -------------
   Total assets                                                       2,319,200      4,709,183    319,172,384
                                                                  -------------- --------------  -------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
   payments and mortality and expense charges                                --             --         17,088
Payable for investments purchased                                           739             --        146,210
                                                                  -------------- --------------  -------------
   Total liabilities                                                        739             --        163,298
                                                                  -------------- --------------  -------------
   Net assets applicable to policy owners                         $   2,318,461      4,709,183    319,009,086
                                                                  ============== ==============  =============

POLICY OWNERS' EQUITY
   Total policy owners' equity                                    $   2,318,461      4,709,183    319,009,086

   Investment shares                                                    195,651        123,084
   Investments at cost                                            $   2,329,113      3,999,949    284,981,666

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                          SEGREGATED SUB-ACCOUNTS*
                                         ------------------------------------------------------------------------------------------
                                             AB VPS                                      FIDELITY VIP                    FRANKLIN
                                           DYNASSTALL        AB VPS      AMER FUNDS IS      EQUITY-      FIDELITY VIP   SMALL CP VAL
                                              CL B        INTL VAL CL A     INTL CL 1     INCOME IC       MID CAP IC      VIP CL 1
                                         --------------  --------------  -------------- --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
     underlying mutual fund              $      67,820          12,264           2,367         51,367          23,403        35,602
   Unit value credit (note 3)                   10,685              --              --          2,937           3,276         7,428
                                         --------------  --------------  -------------- --------------  --------------  ------------
     Investment income (loss) - net             78,505          12,264           2,367         54,304          26,679        43,030
                                         --------------  --------------  -------------- --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                         --              --           1,240         58,362         141,869       333,179

   Realized gains (losses) on sales of
     investments Proceeds from sales            81,908          74,228          11,006        503,233         290,270       527,526
     Cost of investments sold                  (74,504)        (62,882)        (10,731)      (479,152)       (255,518)     (447,863)
                                         --------------  --------------  -------------- --------------  --------------  ------------
   Realized gains (losses) on sales of
     investments                                 7,404          11,346             275         24,081          34,752        79,663
                                         --------------  --------------  -------------- --------------  --------------  ------------

     Net realized gains (losses) on
        investments                              7,404          11,346           1,515         82,443         176,621       412,842

   Net change in unrealized appreciation
     (depreciation) of investments             388,688          94,953          27,184        230,404         425,081       114,187
                                         --------------  --------------  -------------- --------------  --------------  ------------

     Realized and unrealized gains
        (losses) on investments - net          396,092         106,299          28,699        312,847         601,702       527,029
                                         --------------  --------------  -------------- --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $     474,597         118,563          31,066        367,151         628,381       570,059
                                         ==============  ==============  ============== ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                          ------------------------------------------------------------------------------------------
                                                                              IVY VIP
                                            INVESCO VI                         ASSET         IVY VIP                       IVY VIP
                                             AMERICAN       IVY VIP ADV     STRATEGY CL    BALANCED CL       IVY VIP     CORE EQUITY
                                              VALUE I      RE SEC CL II         II             II          BOND CL II       CL II
                                          --------------  --------------  -------------- --------------  --------------  -----------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
     underlying mutual fund               $         329           4,432         126,986          5,699           8,060        9,809
   Unit value credit (note 3)                        66           1,580          35,773          1,628           2,300       10,315
                                          --------------  --------------  -------------- --------------  --------------  -----------
     Investment income (loss) - net                 395           6,012         162,759          7,327          10,360       20,124
                                          --------------  --------------  -------------- --------------  --------------  -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                         471          41,420              --         10,083           3,554       88,708

   Realized gains (losses) on sales of
     investments Proceeds from sales              5,772          53,237       1,108,368         41,556          81,096      212,623
     Cost of investments sold                    (5,345)        (38,300)     (1,359,197)       (54,893)        (87,057)    (248,901)
                                          --------------  --------------  -------------- --------------  --------------  -----------
   Realized gains (losses) on sales of
     investments                                    427          14,937        (250,829)       (13,337)         (5,961)     (36,278)
                                          --------------  --------------  -------------- --------------  --------------  -----------

     Net realized gains (losses) on
        investments                                 898          56,357        (250,829)        (3,254)         (2,407)      52,430

   Net change in unrealized appreciation
     (depreciation) of investments                2,518         (42,053)      1,458,114         35,863          14,339      376,586
                                          --------------  --------------  -------------- --------------  --------------  -----------

     Realized and unrealized gains
        (losses) on investments - net             3,416          14,304       1,207,285         32,609          11,932      429,016
                                          --------------  --------------  -------------- --------------  --------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $       3,811          20,316       1,370,044         39,936          22,292      449,140
                                          ==============  ==============  ============== ==============  ==============  ===========

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                          SEGREGATED SUB-ACCOUNTS*
                                         -------------------------------------------------------------------------------------------
                                            IVY VIP                          IVY VIP       IVY VIP         IVY VIP
                                           DIVIDEND          IVY VIP       GLOBAL BOND      GLOBAL        GOVT MONEY      IVY VIP
                                           OPP CL II      ENERGY CL II        CL II      GROWTH CL II    MARKET CL II   GROWTH CL II
                                         --------------  --------------  -------------- --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
     underlying mutual fund              $       6,955           2,664           1,926            387             232         5,423
   Unit value credit (note 3)                    2,527           1,373             318          3,633              --        10,276
                                         --------------  --------------  -------------- --------------  --------------  ------------
     Investment income (loss) - net              9,482           4,037           2,244          4,020             232        15,699
                                         --------------  --------------  -------------- --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                     17,959              --              --         20,621               2       193,075

   Realized gains (losses) on sales of
     investments Proceeds from sales            43,296          56,885          10,574         59,243           5,430       223,520
     Cost of investments sold                  (37,031)        (55,207)        (10,912)       (52,872)         (5,430)     (219,718)
                                         --------------  --------------  -------------- --------------  --------------  ------------
   Realized gains (losses) on sales of
     investments                                 6,265           1,678            (338)         6,371              --         3,802
                                         --------------  --------------  -------------- --------------  --------------  ------------

     Net realized gains (losses) on
        investments                             24,224           1,678            (338)        26,992               2       196,877
                                                                                                                   --
   Net change in unrealized appreciation
     (depreciation) of investments              51,028         (41,837)          1,278        146,509              --       375,787
                                         --------------  --------------  -------------- --------------  --------------  ------------

     Realized and unrealized gains
        (losses) on investments - net           75,252         (40,159)            940        173,501               2       572,664
                                         --------------  --------------  -------------- --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $      84,734         (36,122)          3,184        177,521             234       588,363
                                         ==============  ==============  ============== ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                          ------------------------------------------------------------------------------------------
                                                                              IVY VIP
                                              IVY VIP      IVY VIP INTL       LIMITED-       IVY VIP       IVY VIP MID      IVY VIP
                                            HIGH INCOME    CORE EQUITY       TERM BOND      MICRO CAP      CAP GROWTH    NATURAL RES
                                               CL II           CL II           CL II      GROWTH CL II        CL II          CL II
                                          --------------  --------------  -------------- --------------  --------------  -----------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
     underlying mutual fund               $      52,118          39,553           2,007             --              --        2,731
   Unit value credit (note 3)                     4,373          13,215             552          2,326           2,954        9,081
                                          --------------  --------------  -------------- --------------  --------------  -----------
     Investment income (loss) - net              56,491          52,768           2,559          2,326           2,954       11,812
                                          --------------  --------------  -------------- --------------  --------------  -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                          --              --              --          1,787          18,688           --

   Realized gains (losses) on sales of
     investments Proceeds from sales            121,588         451,416          14,789         95,888          61,373      183,441
     Cost of investments sold                  (118,258)       (481,969)        (14,830)       (95,540)        (52,496)    (204,470)
                                          --------------  --------------  -------------- --------------  --------------  -----------
   Realized gains (losses) on sales of
     investments                                  3,330         (30,553)            (41)           348           8,877      (21,029)
                                          --------------  --------------  -------------- --------------  --------------  -----------

     Net realized gains (losses) on
        investments                               3,330         (30,553)            (41)         2,135          27,565      (21,029)

   Net change in unrealized appreciation
     (depreciation) of investments                5,904         587,757            (395)        43,060         129,266       97,540
                                          --------------  --------------  -------------- --------------  --------------  -----------

     Realized and unrealized gains
        (losses) on investments - net             9,234         557,204            (436)        45,195         156,831       76,511
                                          --------------  --------------  -------------- --------------  --------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $      65,725         609,972           2,123         47,521         159,785       88,323
                                          ==============  ==============  ============== ==============  ==============  ===========

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                          ------------------------------------------------------------------------------------------
                                                             IVY VIP                        IVY VIP         IVY VIP       IVY VIP
                                              IVY VIP      PATHFINDER       IVY VIP       PATHFINDER      PATHFINDER    PATHFINDER
                                             PATH MOD      AGGRESSIVE     PATHFINDER      MOD AGGR CL     MOD CONS CL   MODERATE CL
                                             MVF CL II        CL II      CONSERV CL II        II              II             II
                                          -------------- --------------  -------------- --------------  --------------  -----------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
     underlying mutual fund               $      16,573         41,233           1,740         77,861           6,855       30,020
   Unit value credit (note 3)                     9,553         20,945           1,125         42,098           3,862       17,897
                                          -------------- --------------  -------------- --------------  --------------  -----------
     Investment income (loss) - net              26,126         62,178           2,865        119,959          10,717       47,917
                                          -------------- --------------  -------------- --------------  --------------  -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                      97,489        318,701           9,819        561,625          39,741      212,572

   Realized gains (losses) on sales of
     investments Proceeds from sales            112,072        151,203           8,645      1,180,291          34,509      264,610
     Cost of investments sold                  (108,832)      (165,499)         (9,403)    (1,156,925)        (37,738)    (271,707)
                                          -------------- --------------  -------------- --------------  --------------  -----------
   Realized gains (losses) on sales of
     investments                                  3,240        (14,296)           (758)        23,366          (3,229)      (7,097)
                                          -------------- --------------  -------------- --------------  --------------  -----------

     Net realized gains (losses) on
        investments                             100,729        304,405           9,061        584,991          36,512      205,475

   Net change in unrealized appreciation
     (depreciation) of investments              372,145        489,684          14,022        778,922          59,152      309,098
                                          -------------- --------------  -------------- --------------  --------------  -----------

     Realized and unrealized gains
        (losses) on investments - net           472,874        794,089          23,083      1,363,913          95,664      514,573
                                          -------------- --------------  -------------- --------------  --------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $     499,000        856,267          25,948      1,483,872         106,381      562,490
                                          ============== ==============  ============== ==============  ==============  ===========

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                          SEGREGATED SUB-ACCOUNTS*
                                          ------------------------------------------------------------------------------------------
                                             IVY VIP         IVY VIP         IVY VIP                         JANUS          JANUS
                                            SCIENCE &       SMALL CAP       SMALL CAP       IVY VIP        HENDERSON      HENDERSON
                                            TECH CL II      CORE CL II     GROWTH CL II    VALUE CL II    OVERSEAS IS    RESEARCH IS
                                          --------------  --------------  -------------- --------------  --------------  -----------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
     underlying mutual fund               $          --              --              --          9,122          40,442        6,311
   Unit value credit (note 3)                    14,665           2,267           2,907          2,986              --           --
                                          --------------  --------------  -------------- --------------  --------------  -----------
     Investment income (loss) - net              14,665           2,267           2,907         12,108          40,442        6,311
                                          --------------  --------------  -------------- --------------  --------------  -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                     285,384          54,551          15,324         12,371              --       15,361

   Realized gains (losses) on sales of
     investments Proceeds from sales            433,995          50,798         100,753         45,544         209,352      220,640
     Cost of investments sold                  (407,075)        (41,377)        (94,062)       (44,754)       (274,567)    (156,172)
                                          --------------  --------------  -------------- --------------  --------------  -----------
   Realized gains (losses) on sales of
     investments                                 26,920           9,421           6,691            790         (65,215)      64,468
                                          --------------  --------------  -------------- --------------  --------------  -----------

     Net realized gains (losses) on
        investments                             312,304          63,972          22,015         13,161         (65,215)      79,829

   Net change in unrealized appreciation
     (depreciation) of investments              567,104           4,134         113,408         57,961         657,888      301,564
                                          --------------  --------------  -------------- --------------  --------------  -----------

     Realized and unrealized gains
        (losses) on investments - net           879,408          68,106         135,423         71,122         592,673      381,393
                                          --------------  --------------  -------------- --------------  --------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $     894,073          70,373         138,330         83,230         633,115      387,704
                                          ==============  ==============  ============== ==============  ==============  ===========

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                         ------------------------------------------------------------------------------------------
                                                           MORGSTANLEY     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR   MORNINGSTAR
                                           MFS VIT II       VIF EMG MK      AGGR GROWTH     BALANCED      CONSERVATIVE   GROWTH ETF
                                         INTL VALUE IS       EQ CL 2          ETF I          ETF I           ETF I            I
                                         --------------  --------------  -------------- --------------  --------------  -----------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
     underlying mutual fund              $      32,537          17,922         539,887        227,303          43,400    1,007,962
   Unit value credit (note 3)                    3,903           8,691          44,244         14,293           2,838       79,361
                                         --------------  --------------  -------------- --------------  --------------  -----------
     Investment income (loss) - net             36,440          26,613         584,131        241,596          46,238    1,087,323
                                         --------------  --------------  -------------- --------------  --------------  -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                      2,065              --       2,223,535        739,254          10,283    3,360,503

   Realized gains (losses) on sales of
     investments Proceeds from sales            94,308         161,748       1,999,791        763,224         536,871    4,585,443
     Cost of investments sold                  (82,744)       (134,389)     (1,640,981)      (682,748)       (543,362)  (3,828,277)
                                         --------------  --------------  -------------- --------------  --------------  -----------
   Realized gains (losses) on sales of
     investments                                11,564          27,359         358,810         80,476          (6,491)     757,166
                                         --------------  --------------  -------------- --------------  --------------  -----------

     Net realized gains (losses) on
        investments                             13,629          27,359       2,582,345        819,730           3,792    4,117,669

   Net change in unrealized appreciation
     (depreciation) of investments             400,635         669,898       3,307,994        401,344          94,520    5,077,696
                                         --------------  --------------  -------------- --------------  --------------  -----------

     Realized and unrealized gains
        (losses) on investments - net          414,264         697,257       5,890,339      1,221,074          98,312    9,195,365
                                         --------------  --------------  -------------- --------------  --------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $     450,704         723,870       6,474,470      1,462,670         144,550   10,282,688
                                         ==============  ==============  ============== ==============  ==============  ===========

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                          SEGREGATED SUB-ACCOUNTS*
                                         ------------------------------------------------------------------------------------------
                                                                                              SFT            SFT            SFT
                                                            PIMCO VIT          SFT          ADVANTUS       ADVANTUS      ADVANTUS
                                         MORNINGSTAR INC GLB DIV ALL ADV     ADVANTUS     DYNAMIC MGD     INDEX 400    INDEX 500 CL
                                         & GROWTH ETF I         CL           BOND CL 1        VOL          MC CL 1          1
                                         --------------- ---------------- -------------- -------------- -------------- ------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
     underlying mutual fund              $       54,035           98,357             --             --             --           --
   Unit value credit (note 3)                     3,197            6,553          1,171         15,786          2,568       11,733
                                         --------------- ---------------- -------------- -------------- -------------- ------------
     Investment income (loss) - net              57,232          104,910          1,171         15,786          2,568       11,733
                                         --------------- ---------------- -------------- -------------- -------------- ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                     123,797               --             --             --             --           --

   Realized gains (losses) on sales of
     investments Proceeds from sales            228,159          112,776        267,240        169,276        275,565      385,472
     Cost of investments sold                  (233,666)        (108,195)      (217,553)      (143,567)      (157,591)    (259,634)
                                         --------------- ---------------- -------------- -------------- -------------- ------------
   Realized gains (losses) on sales of
     investments                                 (5,507)          4,581         49,687          25,709        117,974      125,838
                                         --------------- ---------------- -------------- -------------- -------------- ------------

     Net realized gains (losses) on
        investments                             118,290            4,581         49,687         25,709        117,974      125,838

   Net change in unrealized appreciation
     (depreciation) of investments               71,943          368,516         61,259      1,612,187        667,404    2,190,193
                                         --------------- ---------------- -------------- -------------- -------------- ------------

     Realized and unrealized gains
        (losses) on investments - net           190,233          373,097        110,946      1,637,896        785,378    2,316,031
                                         --------------- ---------------- -------------- -------------- -------------- ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $      247,465          478,007        112,117      1,653,682        787,946    2,327,764
                                         =============== ================ ============== ============== ============== ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                          SEGREGATED SUB-ACCOUNTS*
                                          ------------------------------------------------------------------------------------------
                                                                               SFT             SFT
                                                                             ADVANTUS       ADVANTUS                       SFT IVY
                                           SFT ADVANTUS    SFT ADVANTUS      MORTGAGE      REAL ESTATE      SFT IVY       SMALL CAP
                                          INTL BOND CL 1  MGD VOL EQUITY       CL 1            CL 1          GROWTH        GROWTH
                                          --------------  --------------  -------------- --------------  --------------  -----------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
     underlying mutual fund               $          --              --              --             --              --           --
   Unit value credit (note 3)                        --           8,907             120          3,240           1,376        1,896
                                          --------------  --------------  -------------- --------------  --------------  -----------
     Investment income (loss) - net                  --           8,907             120          3,240           1,376        1,896
                                          --------------  --------------  -------------- --------------  --------------  -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                          --              --              --             --              --           --

   Realized gains (losses) on sales of
     investments Proceeds from sales            177,606      22,184,638          51,906        322,091          26,336       35,445
     Cost of investments sold                  (151,604)    (20,111,047)        (46,446)      (192,601)        (21,176)     (27,377)
                                          --------------  --------------  -------------- --------------  --------------  -----------
   Realized gains (losses) on sales of
     investments                                 26,002       2,073,591           5,460        129,490           5,160        8,068
                                          --------------  --------------  -------------- --------------  --------------  -----------

     Net realized gains (losses) on
        investments                              26,002       2,073,591           5,460        129,490           5,160        8,068

   Net change in unrealized appreciation
     (depreciation) of investments              (11,664)       (444,467)           (120)        49,344          68,348       87,382
                                          --------------  --------------  -------------- --------------  --------------  -----------

     Realized and unrealized gains
        (losses) on investments - net            14,338       1,629,124           5,340        178,834          73,508       95,450
                                          --------------  --------------  -------------- --------------  --------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $      14,338       1,638,031           5,460        182,074          74,884       97,346
                                          ==============  ==============  ============== ==============  ==============  ===========

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                          SEGREGATED SUB-ACCOUNTS*
                                         ------------------------------------------------------------------------------------------
                                                              SFT
                                                           WELLINGTON       TOPS MGD                      VANGUARD     VANGUARD VI
                                           SFT T. ROWE    CORE EQUITY      RISK FLEX      VANGUARD       VI CAPITAL    DIVERSIFIED
                                           PRICE VALUE       CL 1             ETF       VI BALANCED        GROWTH          VALUE
                                         -------------- --------------  -------------- --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
     underlying mutual fund              $          --             --          49,954        112,484          67,043         38,839
   Unit value credit (note 3)                    3,482            246          10,929             --              --             --
                                         -------------- --------------  -------------- --------------  --------------  -------------
     Investment income (loss) - net              3,482            246          60,883        112,484          67,043         38,839
                                         -------------- --------------  -------------- --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                         --             --              --        177,178         147,331        129,567

   Realized gains (losses) on sales of
     investments Proceeds from sales            67,082         11,933         129,720        486,566         269,783        120,919
     Cost of investments sold                  (53,084)       (10,347)       (120,134)      (481,125)       (142,899)       (93,489)
                                         -------------- --------------  -------------- --------------  --------------  -------------
   Realized gains (losses) on sales of
     investments                                13,998          1,586           9,586          5,441         126,884         27,430
                                         -------------- --------------  -------------- --------------  --------------  -------------

     Net realized gains (losses) on
        investments                             13,998          1,586           9,586        182,619         274,215        156,997

   Net change in unrealized appreciation
     (depreciation) of investments             118,123         22,494         406,315        405,009       1,189,854         (6,519)
                                         -------------- --------------  -------------- --------------  --------------  -------------

     Realized and unrealized gains
        (losses) on investments - net          132,121         24,080         415,901        587,628       1,464,069        150,478
                                         -------------- --------------  -------------- --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $     135,603         24,326         476,784        700,112       1,531,112        189,317
                                         ============== ==============  ============== ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                         -------------------------------------------------------------------------------------------
                                            VANGUARD        VANGUARD                       VANGUARD        VANGUARD       VANGUARD
                                            VI EQUITY        VI HIGH       VANGUARD VI     VI MONEY       VI SHT-TRM     VI SMALL CO
                                             INCOME        YIELD BOND     INTERNATIONAL     MARKET          INV-GR        GROWTH
                                         --------------  --------------  -------------- --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
     underlying mutual fund              $     121,422          71,321          57,182         18,221          12,990        27,901
   Unit value credit (note 3)                       --              --              --             --              --            --
                                         --------------  --------------  -------------- --------------  --------------  ------------
     Investment income (loss) - net            121,422          71,321          57,182         18,221          12,990        27,901
                                         --------------  --------------  -------------- --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                    152,870              --          34,974             --           1,120       384,551

   Realized gains (losses) on sales of
     investments Proceeds from sales           393,226         120,688         483,851        866,017         109,267       312,810
     Cost of investments sold                 (285,272)       (120,561)       (358,764)      (866,017)       (110,277)     (277,867)
                                         --------------  --------------  -------------- --------------  --------------  ------------
   Realized gains (losses) on sales of
     investments                               107,954             127         125,087             --          (1,010)       34,943
                                         --------------  --------------  -------------- --------------  --------------  ------------

     Net realized gains (losses) on
        investments                            260,824             127         160,061             --             110       419,494

   Net change in unrealized appreciation
     (depreciation) of investments             495,956          30,382       1,708,755             --             309       894,732
                                         --------------  --------------  -------------- --------------  --------------  ------------

     Realized and unrealized gains
        (losses) on investments - net          756,780          30,509       1,868,816             --             419     1,314,226
                                         --------------  --------------  -------------- --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $     878,202         101,830       1,925,998         18,221          13,409     1,342,127
                                         ==============  ==============  ============== ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                           Statements of Operations

                         Year ended December 31, 2017

                                                     SEGREGATED SUB-ACCOUNTS*
                                          ----------------------------------------------
                                             VANGUARD        VANGUARD
                                             VI TOTAL        VI TOTAL
                                            BOND MARKET    STOCK MARKET       TOTALS
                                          --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
     underlying mutual fund               $      48,100          69,882       3,409,033
   Unit value credit (note 3)                        --              --         469,455
                                          --------------  --------------  --------------
     Investment income (loss) - net              48,100          69,882       3,878,488
                                          --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                       6,476         190,430      10,237,890

   Realized gains (losses) on sales of
     investments Proceeds from sales            292,127         223,719      43,396,281
     Cost of investments sold                  (305,269)       (177,007)    (39,226,257)
                                          --------------  --------------  --------------
   Realized gains (losses) on sales of
     investments                                (13,142)         46,712       4,170,024
                                          --------------  --------------  --------------

     Net realized gains (losses) on
        investments                              (6,666)        237,142      14,407,914

   Net change in unrealized appreciation
     (depreciation) of investments               28,589         454,982      28,668,236
                                          --------------  --------------  --------------

     Realized and unrealized gains
        (losses) on investments - net            21,923         692,124      43,076,150
                                          --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $      70,023         762,006      46,954,638
                                          ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                   SEGREGATED SUB-ACCOUNTS*
                           --------------------------------------------------------------------------------------------------------
                                AB VPS                                            FIDELITY VIP                          FRANKLIN
                              DYNASSTALL       AB VPS INTL        AMER FUNDS         EQUITY-        FIDELITY VIP      SMALL CP VAL
                                 CL B            VAL CL A        IS INTL CL 1       INCOME IC        MID CAP IC         VIP CL 1
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
YEAR ENDED DECEMBER 31,
   2016
Operations
   Investment income
     (loss) - net          $        15,369            6,410             1,145            59,115           16,391            38,995
   Net realized gains
     (losses) on
     investments                      (346)          (4,397)            3,842           149,716          152,630           493,259
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                    59,060           (1,668)           (3,652)          168,442          146,171           434,798
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                       74,083              345             1,335           377,273          315,192           967,052
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                    2,251,007           68,244            31,972           690,977          620,853         1,106,873
   Policy terminations,
     withdrawal payments
     and charges                   (76,340)         (31,135)           (4,699)         (344,111)        (387,077)         (285,269)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions           2,174,667           37,109            27,273           346,866          233,776           821,604
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                    2,248,750           37,454            28,608           724,139          548,968         1,788,656
Net assets at the
   beginning of year               228,330          447,299            49,022         1,926,420        2,359,827         2,726,615
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     2,477,080          484,753            77,630         2,650,559        2,908,795         4,515,271
                           ================  ===============   ===============  ================  ===============   ===============
YEAR ENDED DECEMBER 31,
   2017
Operations
   Investment income
     (loss) - net          $        78,505           12,264             2,367            54,304           26,679            43,030
   Net realized gains
     (losses) on
     investments                     7,404           11,346             1,515            82,443          176,621           412,842
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                   388,688           94,953            27,184           230,404          425,081           114,187
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                      474,597          118,563            31,066           367,151          628,381           570,059
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                    1,891,542           63,791            94,421           720,180          515,495         1,215,939
   Policy terminations,
     withdrawal payments
     and charges                   (84,593)         (74,228)          (11,006)         (504,397)        (291,343)         (529,698)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions           1,806,949          (10,437)           83,415           215,783          224,152           686,241
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                    2,281,546          108,126           114,481           582,934          852,533         1,256,300
Net assets at the
   beginning of year             2,477,080          484,753            77,630         2,650,559        2,908,795         4,515,271
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     4,758,626          592,879           192,111         3,233,493        3,761,328         5,771,571
                           ================  ===============   ===============  ================  ===============   ===============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                   SEGREGATED SUB-ACCOUNTS*
                           --------------------------------------------------------------------------------------------------------
                              INVESCO VI                           IVY VIP           IVY VIP
                               AMERICAN        IVY VIP ADV          ASSET          BALANCED CL        IVY VIP         IVY VIP CORE
                                VALUE I        RE SEC CL II     STRATEGY CL II         II            BOND CL II       EQUITY CL II
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
YEAR ENDED DECEMBER 31,
   2016
Operations
   Investment income
     (loss) - net          $            73            4,249            77,868             4,825           12,501            17,419
   Net realized gains
     (losses) on
     investments                       380           42,658          (980,899)           33,940           (3,423)           80,517
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                     1,847          (36,680)          736,412           (30,970)           9,772            (9,975)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                        2,300           10,227          (166,619)            7,795           18,850            87,961
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                       21,396           70,938         2,873,010            72,910           51,200         1,215,484
   Policy terminations,
     withdrawal payments
     and charges                    (1,083)         (38,460)       (3,423,785)          (20,970)         (50,556)       (1,114,493)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions              20,313           32,478          (550,775)           51,940              644           100,991
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                       22,613           42,705          (717,394)           59,735           19,494           188,952
Net assets at the
   beginning of year                 2,990          274,504         7,957,370           255,586          421,238         1,873,059
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $        25,603          317,209         7,239,976           315,321          440,732         2,062,011
                           ================  ===============   ===============  ================  ===============   ===============
YEAR ENDED DECEMBER 31,
   2017
Operations
   Investment income
     (loss) - net          $           395            6,012           162,759             7,327           10,360            20,124
   Net realized gains
     (losses) on
     investments                       898           56,357          (250,829)           (3,254)          (2,407)           52,430
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                     2,518          (42,053)        1,458,114            35,863           14,339           376,586
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                        3,811           20,316         1,370,044            39,936           22,292           449,140
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                       22,192          105,148           978,513            91,142          181,465           336,442
   Policy terminations,
     withdrawal payments
     and charges                    (5,800)         (53,637)       (1,122,624)          (42,167)         (82,077)         (215,731)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions              16,392           51,511          (144,111)           48,975           99,388           120,711
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                       20,203           71,827         1,225,933            88,911          121,680           569,851
Net assets at the
   beginning of year                25,603          317,209         7,239,976           315,321          440,732         2,062,011
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $        45,806          389,036         8,465,909           404,232          562,412         2,631,862
                           ================  ===============   ===============  ================  ===============   ===============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                  SEGREGATED SUB-ACCOUNTS*
                           --------------------------------------------------------------------------------------------------------
                               IVY VIP                            IVY VIP           IVY VIP          IVY VIP
                              DIVIDEND          IVY VIP         GLOBAL BOND         GLOBAL          GOVT MONEY         IVY VIP
                              OPP CL II       ENERGY CL II         CL II         GROWTH CL II      MARKET CL II      GROWTH CL II
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
YEAR ENDED DECEMBER 31,
   2016
Operations
   Investment income
     (loss) - net          $         8,615            1,731             2,333             4,924               68             8,461
   Net realized gains
     (losses) on
     investments                    38,750           (3,098)             (382)           22,620                1           177,413
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                    (9,850)          91,802             2,254           (48,289)              --          (149,706)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                       37,515           90,435             4,205           (20,745)              69            36,168
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                       81,830           46,970            17,030            89,216            7,064         1,075,573
   Policy terminations,
     withdrawal payments
     and charges                   (77,889)         (64,271)           (7,008)         (143,004)          (2,053)         (982,525)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions               3,941          (17,301)           10,022           (53,788)           5,011            93,048
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                       41,456           73,134            14,227           (74,533)           5,080           129,216
Net assets at the
   beginning of year               480,158          260,871            49,750           768,217           28,608         1,769,278
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $       521,614          334,005            63,977           693,684           33,688         1,898,494
                           ================  ===============   ===============  ================  ===============   ===============
YEAR ENDED DECEMBER 31,
   2017
Operations
   Investment income
     (loss) - net          $         9,482            4,037             2,244             4,020              232            15,699
   Net realized gains
     (losses) on
     investments                    24,224            1,678              (338)           26,992                2           196,877
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                    51,028          (41,837)            1,278           146,509               --           375,787
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                       84,734          (36,122)            3,184           177,521              234           588,363
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                       52,891          112,132            26,108           106,622           16,075           427,705
   Policy terminations,
     withdrawal payments
     and charges                   (44,238)         (57,442)          (10,693)          (60,637)          (5,430)         (227,694)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions               8,653           54,690            15,415            45,985           10,645           200,011
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                       93,387           18,568            18,599           223,506           10,879           788,374
Net assets at the
   beginning of year               521,614          334,005            63,977           693,684           33,688         1,898,494
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $       615,001          352,573            82,576           917,190           44,567         2,686,868
                           ================  ===============   ===============  ================  ===============   ===============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                   SEGREGATED SUB-ACCOUNTS*
                           --------------------------------------------------------------------------------------------------------
                                                                   IVY VIP
                                IVY VIP        IVY VIP INTL        LIMITED-          IVY VIP        IVY VIP MID         IVY VIP
                              HIGH INCOME      CORE EQUITY        TERM BOND         MICRO CAP        CAP GROWTH       NATURAL RES
                                 CL II            CL II             CL II         GROWTH CL II         CL II             CL II
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
YEAR ENDED DECEMBER 31,
   2016
Operations
   Investment income
     (loss) - net          $        62,507           42,352             1,648             1,768            2,442            20,500
   Net realized gains
     (losses) on
     investments                    (2,356)         (63,892)             (110)           32,842           43,063          (269,601)
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                    67,225           72,034               287            16,491           (9,704)          658,728
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                      127,376           50,494             1,825            51,101           35,801           409,627
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                      120,424        1,075,497            34,106            59,276           72,905           830,662
   Policy terminations,
     withdrawal payments
     and charges                  (110,171)        (926,141)           (8,669)          (60,832)         (90,445)         (739,223)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions              10,253          149,356            25,437            (1,556)         (17,540)           91,439
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                      137,629          199,850            27,262            49,545           18,261           501,066
Net assets at the
   beginning of year               761,117        2,229,271            70,755           402,635          529,157         1,541,817
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $       898,746        2,429,121            98,017           452,180          547,418         2,042,883
                           ================  ===============   ===============  ================  ===============   ===============
YEAR ENDED DECEMBER 31,
   2017
Operations
   Investment income
     (loss) - net          $        56,491           52,768             2,559             2,326            2,954            11,812
   Net realized gains
     (losses) on
     investments                     3,330          (30,553)              (41)            2,135           27,565           (21,029)
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                     5,904          587,757              (395)           43,060          129,266            97,540
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                       65,725          609,972             2,123            47,521          159,785            88,323
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                      219,739          803,765            56,291           196,123          147,818           330,747
   Policy terminations,
     withdrawal payments
     and charges                  (123,229)        (455,353)          (15,037)          (96,718)         (62,550)         (186,464)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions              96,510          348,412            41,254            99,405           85,268           144,283
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                      162,235          958,384            43,377           146,926          245,053           232,606
Net assets at the
   beginning of year               898,746        2,429,121            98,017           452,180          547,418         2,042,883
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     1,060,981        3,387,505           141,394           599,106          792,471         2,275,489
                           ================  ===============   ===============  ================  ===============   ===============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                   SEGREGATED SUB-ACCOUNTS*
                           --------------------------------------------------------------------------------------------------------
                                                 IVY VIP                             IVY VIP          IVY VIP           IVY VIP
                                IVY VIP         PATHFINDER         IVY VIP         PATHFINDER        PATHFINDER        PATHFINDER
                               PATH MOD         AGGRESSIVE        PATHFINDER       MOD AGGR CL        MOD CONS        MODERATE CL
                               MVF CL II          CL II         CONSERV CL II          II              CL II               II
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
YEAR ENDED DECEMBER 31,
   2016
Operations
   Investment income
     (loss) - net          $        16,002           74,282             1,469           166,618           14,295            64,143
   Net realized gains
     (losses) on
     investments                    61,549          366,257             4,732           754,179           49,814           287,116
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                    37,775         (216,473)           (1,335)         (507,540)         (35,224)         (200,698)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                      115,326          224,066             4,866           413,257           28,885           150,561
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                    2,564,056          632,589           153,983         1,208,371           37,985           146,716
   Policy terminations,
     withdrawal payments
     and charges                   (67,773)        (372,081)           (6,023)         (817,819)        (113,154)         (221,945)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions           2,496,283          260,508           147,960           390,552          (75,169)          (75,229)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                    2,611,609          484,574           152,826           803,809          (46,284)           75,332
Net assets at the
   beginning of year               439,342        3,571,097            73,372         7,989,159          815,727         3,670,698
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     3,050,951        4,055,671           226,198         8,792,968          769,443         3,746,030
                           ================  ===============   ===============  ================  ===============   ===============
YEAR ENDED DECEMBER 31,
   2017
Operations
   Investment income
     (loss) - net          $        26,126           62,178             2,865           119,959           10,717            47,917
   Net realized gains
     (losses) on
     investments                   100,729          304,405             9,061           584,991           36,512           205,475
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                   372,145          489,684            14,022           778,922           59,152           309,098
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                      499,000          856,267            25,948         1,483,872          106,381           562,490
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                    1,179,407          649,538            29,237           591,974           88,897           169,040
   Policy terminations,
     withdrawal payments
     and charges                  (115,020)        (160,264)           (9,025)       (1,199,275)         (36,870)         (276,155)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions           1,064,387          489,274            20,212          (607,301)          52,027          (107,115)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                    1,563,387        1,345,541            46,160           876,571          158,408           455,375
Net assets at the
   beginning of year             3,050,951        4,055,671           226,198         8,792,968          769,443         3,746,030
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     4,614,338        5,401,212           272,358         9,669,539          927,851         4,201,405
                           ================  ===============   ===============  ================  ===============   ===============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                   SEGREGATED SUB-ACCOUNTS*
                           --------------------------------------------------------------------------------------------------------
                                IVY VIP          IVY VIP           IVY VIP                             JANUS             JANUS
                               SCIENCE &        SMALL CAP         SMALL CAP          IVY VIP         HENDERSON         HENDERSON
                              TECH CL II        CORE CL II       GROWTH CL II      VALUE CL II      OVERSEAS IS       RESEARCH IS
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
YEAR ENDED DECEMBER 31,
   2016
Operations
   Investment income
     (loss) - net          $        11,296            3,240             2,358             7,409           87,824             7,761
   Net realized gains
     (losses) on
     investments                   155,851           33,592            51,634            51,290          (81,723)          114,909
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                   (99,678)          69,752           (31,710)           12,539         (134,862)         (119,675)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                       67,469          106,584            22,282            71,238         (128,761)            2,995
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                    1,477,022           93,056           109,135           198,216          325,132           215,351
   Policy terminations,
     withdrawal payments
     and charges                (1,391,292)         (36,638)          (53,176)           (9,714)        (192,819)         (183,269)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions              85,730           56,418            55,959           188,502          132,313            32,082
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                      153,199          163,002            78,241           259,740            3,552            35,077
Net assets at the
   beginning of year             2,541,476          306,941           502,891           356,370        1,992,439         1,358,528
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     2,694,675          469,943           581,132           616,110        1,995,991         1,393,605
                           ================  ===============   ===============  ================  ===============   ===============
YEAR ENDED DECEMBER 31,
   2017
Operations
   Investment income
     (loss) - net          $        14,665            2,267             2,907            12,108           40,442             6,311
   Net realized gains
     (losses) on
     investments                   312,304           63,972            22,015            13,161          (65,215)           79,829
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                   567,104            4,134           113,408            57,961          657,888           301,564
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                      894,073           70,373           138,330            83,230          633,115           387,704
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                      616,883           93,972            99,692            99,671          287,716           134,694
   Policy terminations,
     withdrawal payments
     and charges                  (439,025)         (51,897)         (101,777)          (46,712)        (209,352)         (220,640)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions             177,858           42,075            (2,085)           52,959           78,364           (85,946)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                    1,071,931          112,448           136,245           136,189          711,479           301,758
Net assets at the
   beginning of year             2,694,675          469,943           581,132           616,110        1,995,991         1,393,605
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     3,766,606          582,391           717,377           752,299        2,707,470         1,695,363
                           ================  ===============   ===============  ================  ===============   ===============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                   SEGREGATED SUB-ACCOUNTS*
                           --------------------------------------------------------------------------------------------------------
                                               MORGSTANLEY       MORNINGSTAR       MORNINGSTAR      MORNINGSTAR
                              MFS VIT II        VIF EMG MK       AGGR GROWTH        BALANCED        CONSERVATIVE      MORNINGSTAR
                             INTL VALUE IS       EQ CL 2            ETF I             ETF I            ETF I          GROWTH ETF I
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
YEAR ENDED DECEMBER 31,
   2016
Operations
   Investment income
     (loss) - net          $        11,115           13,989           471,959           216,744           41,041         1,032,129
   Net realized gains
     (losses) on
     investments                    17,807           (4,870)        1,768,371           604,385           48,837         3,893,198
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                   (38,667)         104,911           780,994            41,272           12,170           511,159
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                       (9,745)         114,030         3,021,324           862,401          102,048         5,436,486
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                    1,066,528          453,517         6,076,160         1,449,232          407,312         5,730,898
   Policy terminations,
     withdrawal payments
     and charges                   (31,627)        (200,411)       (2,560,239)       (1,269,082)        (324,715)       (7,196,325)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions           1,034,901          253,106         3,515,921           180,150           82,597        (1,465,427)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                    1,025,156          367,136         6,537,245         1,042,551          184,645         3,971,059
Net assets at the
   beginning of year               140,251        1,523,368        23,512,102         9,346,921        1,988,921        53,364,316
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     1,165,407        1,890,504        30,049,347        10,389,472        2,173,566        57,335,375
                           ================  ===============   ===============  ================  ===============   ===============
YEAR ENDED DECEMBER 31,
   2017
Operations
   Investment income
     (loss) - net          $        36,440           26,613           584,131           241,596           46,238         1,087,323
   Net realized gains
     (losses) on
     investments                    13,629           27,359         2,582,345           819,730            3,792         4,117,669
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                   400,635          669,898         3,307,994           401,344           94,520         5,077,696
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                      450,704          723,870         6,474,470         1,462,670          144,550        10,282,688
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                    1,116,265          508,087         6,490,837         1,985,026          401,660         5,252,885
   Policy terminations,
     withdrawal payments
     and charges                   (95,147)        (164,471)       (2,010,092)         (771,163)        (538,461)       (4,617,400)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions           1,021,118          343,616         4,480,745         1,213,863         (136,801)          635,485
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                    1,471,822        1,067,486        10,955,215         2,676,533            7,749        10,918,173
Net assets at the
   beginning of year             1,165,407        1,890,504        30,049,347        10,389,472        2,173,566        57,335,375
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     2,637,229        2,957,990        41,004,562        13,066,005        2,181,315        68,253,548
                           ================  ===============   ===============  ================  ===============   ===============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                   SEGREGATED SUB-ACCOUNTS*
                           --------------------------------------------------------------------------------------------------------
                              MORNINGSTAR                                              SFT              SFT
                                 INC &          PIMCO VIT            SFT            ADVANTUS          ADVANTUS            SFT
                              GROWTH ETF       GLB DIV ALL         ADVANTUS          DYNAMIC         INDEX 400          ADVANTUS
                                   I              ADV CL          BOND CL 1          MGD VOL          MC CL 1        INDEX 500 CL 1
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
YEAR ENDED DECEMBER 31,
   2016
Operations
   Investment income
     (loss) - net          $        52,785           30,761               847             2,646            1,422             5,985
   Net realized gains
     (losses) on
     investments                   123,781              (52)           21,421             3,984           78,654           157,989
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                   (22,357)         121,618            41,197           516,750          500,359           548,834
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                      154,209          152,327            63,465           523,380          580,435           712,808
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                      223,627        1,898,369           722,936         6,822,983        1,927,297         3,446,163
   Policy terminations,
     withdrawal payments
     and charges                  (243,790)         (68,949)         (109,085)          (92,210)        (200,588)         (419,578)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions             (20,163)       1,829,420           613,851         6,730,773        1,726,709         3,026,585
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                      134,046        1,981,747           677,316         7,254,153        2,307,144         3,739,393
Net assets at the
   beginning of year             2,277,438          210,945         1,405,017           498,406        1,957,976         4,609,363
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     2,411,484        2,192,692         2,082,333         7,752,559        4,265,120         8,348,756
                           ================  ===============   ===============  ================  ===============   ===============
YEAR ENDED DECEMBER 31,
   2017
Operations
   Investment income
     (loss) - net          $        57,232          104,910             1,171            15,786            2,568            11,733
   Net realized gains
     (losses) on
     investments                   118,290            4,581            49,687            25,709          117,974           125,838
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                    71,943          368,516            61,259         1,612,187          667,404         2,190,193
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                      247,465          478,007           112,117         1,653,682          787,946         2,327,764
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                      210,420        1,527,855           670,383         4,254,948        1,595,118         6,022,196
   Policy terminations,
     withdrawal payments
     and charges                  (230,077)        (114,428)         (267,540)         (173,834)        (276,083)         (387,408)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions             (19,657)       1,413,427           402,843         4,081,114        1,319,035         5,634,788
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                      227,808        1,891,434           514,960         5,734,796        2,106,981         7,962,552
Net assets at the
   beginning of year             2,411,484        2,192,692         2,082,333         7,752,559        4,265,120         8,348,756
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     2,639,292        4,084,126         2,597,293        13,487,355        6,372,101        16,311,308
                           ================  ===============   ===============  ================  ===============   ===============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                   SEGREGATED SUB-ACCOUNTS*
                           --------------------------------------------------------------------------------------------------------
                                  SFT              SFT                                 SFT
                               ADVANTUS          ADVANTUS                           ADVANTUS                            SFT IVY
                             INTL BOND CL        MGD VOL         SFT ADVANTUS      REAL ESTATE        SFT IVY          SMALL CAP
                                   1              EQUITY        MORTGAGE CL 1         CL 1             GROWTH            GROWTH
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
YEAR ENDED DECEMBER 31,
   2016
Operations
   Investment income
     (loss) - net          $            --           10,971               112             2,438              395               641
   Net realized gains
     (losses) on
     investments                    11,886            1,663             1,360            88,894              (60)               56
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                    25,663          855,780             1,236             4,589            3,749            28,630
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                       37,549          868,414             2,708            95,921            4,084            29,327
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                      192,546        2,259,544            74,962           939,282          140,134           182,790
   Policy terminations,
     withdrawal payments
     and charges                  (116,726)         (44,777)          (11,857)         (219,939)         (13,114)          (24,819)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions              75,820        2,214,767            63,105           719,343          127,020           157,971
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                      113,369        3,083,181            65,813           815,264          131,104           187,298
Net assets at the
   beginning of year               984,103       20,151,887           181,425         2,080,593           26,486            61,965
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     1,097,472       23,235,068           247,238         2,895,857          157,590           249,263
                           ================  ===============   ===============  ================  ===============   ===============
YEAR ENDED DECEMBER 31,
   2017
Operations
   Investment income
     (loss) - net          $            --            8,907               120             3,240            1,376             1,896
   Net realized gains
     (losses) on
     investments                    26,002        2,073,591             5,460           129,490            5,160             8,068
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                   (11,664)        (444,467)             (120)           49,344           68,348            87,382
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                       14,338        1,638,031             5,460           182,074           74,884            97,346
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                      199,736        2,641,933            47,174           801,506          301,088           308,806
   Policy terminations,
     withdrawal payments
     and charges                  (177,606)     (22,186,229)          (51,956)         (322,812)         (26,698)          (36,046)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions              22,130      (19,544,296)           (4,782)          478,694          274,390           272,760
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                       36,468      (17,906,265)              678           660,768          349,274           370,106
Net assets at the
   beginning of year             1,097,472       23,235,068           247,238         2,895,857          157,590           249,263
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     1,133,940        5,328,803           247,916         3,556,625          506,864           619,369
                           ================  ===============   ===============  ================  ===============   ===============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                   SEGREGATED SUB-ACCOUNTS*
                           --------------------------------------------------------------------------------------------------------
                                                   SFT
                                SFT T.          WELLINGTON         TOPS MGD                           VANGUARD        VANGUARD VI
                              ROWE PRICE       CORE EQUITY        RISK FLEX        VANGUARD VI       VI CAPITAL       DIVERSIFIED
                                 VALUE            CL 1               ETF            BALANCED          GROWTH             VALUE
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
YEAR ENDED DECEMBER 31,
   2016
Operations
   Investment income
     (loss) - net          $         1,201               90            22,718            48,997           42,350            26,264
   Net realized gains
     (losses) on
     investments                     7,371             (341)            2,594           105,313          230,787            85,976
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                    24,696            3,728            93,153           173,062          188,463            28,949
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                       33,268            3,477           118,465           327,372          461,600           141,189
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                      341,469           65,864         2,847,816         2,621,132        1,178,561           392,332
   Policy terminations,
     withdrawal payments
     and charges                  (104,939)         (11,253)         (176,511)         (380,089)        (335,426)         (122,014)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions             236,530           54,611         2,671,305         2,241,043          843,135           270,318
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                      269,798           58,088         2,789,770         2,568,415        1,304,735           411,507
Net assets at the
   beginning of year               142,593           24,587           365,492         1,838,262        3,424,476           905,926
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $       412,391           82,675         3,155,262         4,406,677        4,729,211         1,317,433
                           ================  ===============   ===============  ================  ===============   ===============
YEAR ENDED DECEMBER 31,
   2017
Operations
   Investment income
     (loss) - net          $         3,482              246            60,883           112,484           67,043            38,839
   Net realized gains
     (losses) on
     investments                    13,998            1,586             9,586           182,619          274,215           156,997
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                   118,123           22,494           406,315           405,009        1,189,854            (6,519)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                      135,603           24,326           476,784           700,112        1,531,112           189,317
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                      574,002           73,257         1,838,631         1,219,924        1,340,157           362,428
   Policy terminations,
     withdrawal payments
     and charges                   (68,102)         (12,009)         (133,381)         (486,566)        (269,783)         (120,919)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions             505,900           61,248         1,705,250           733,358        1,070,374           241,509
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                      641,503           85,574         2,182,034         1,433,470        2,601,486           430,826
Net assets at the
   beginning of year               412,391           82,675         3,155,262         4,406,677        4,729,211         1,317,433
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     1,053,894          168,249         5,337,296         5,840,147        7,330,697         1,748,259
                           ================  ===============   ===============  ================  ===============   ===============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                   SEGREGATED SUB-ACCOUNTS*
                           --------------------------------------------------------------------------------------------------------
                               VANGUARD          VANGUARD                          VANGUARD VI        VANGUARD        VANGUARD VI
                               VI EQUITY         VI HIGH         VANGUARD VI          MONEY          VI SHT-TRM         SMALL CO
                                INCOME          YIELD BOND      INTERNATIONAL        MARKET            INV-GR            GROWTH
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
YEAR ENDED DECEMBER 31,
   2016
Operations
   Investment income
     (loss) - net          $        84,697           64,817            44,359             9,248           10,026            13,252
   Net realized gains
     (losses) on
     investments                   286,245           (3,708)           80,525                --           (1,474)          359,378
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                   162,674           75,945           (49,993)               --            4,929           266,568
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                      533,616          137,054            74,891             9,248           13,481           639,198
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                    1,378,043          296,596         1,440,571           778,506          223,884         1,288,686
   Policy terminations,
     withdrawal payments
     and charges                  (263,240)        (193,830)         (357,633)         (292,556)        (119,055)         (433,411)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions           1,114,803          102,766         1,082,938           485,950          104,829           855,275
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                    1,648,419          239,820         1,157,829           495,198          118,310         1,494,473
Net assets at the
   beginning of year             2,965,216        1,129,372         2,911,769         1,567,506          509,680         3,557,870
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     4,613,635        1,369,192         4,069,598         2,062,704          627,990         5,052,343
                           ================  ===============   ===============  ================  ===============   ===============
YEAR ENDED DECEMBER 31,
   2017
Operations
   Investment income
     (loss) - net          $       121,422           71,321            57,182            18,221           12,990            27,901
   Net realized gains
     (losses) on
     investments                   260,824              127           160,061                --              110           419,494
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                   495,956           30,382         1,708,755                --              309           894,732
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                      878,202          101,830         1,925,998            18,221           13,409         1,342,127
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                      818,978          353,988         1,679,243                --          157,487         1,644,978
   Policy terminations,
     withdrawal payments
     and charges                  (393,226)        (120,688)         (483,851)         (866,017)        (109,267)         (312,810)
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions             425,752          233,300         1,195,392          (866,017)          48,220         1,332,168
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                    1,303,954          335,130         3,121,390          (847,796)          61,629         2,674,295
Net assets at the
   beginning of year             4,613,635        1,369,192         4,069,598         2,062,704          627,990         5,052,343
                           ----------------  ---------------   ---------------  ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     5,917,589        1,704,322         7,190,988         1,214,908          689,619         7,726,638
                           ================  ===============   ===============  ================  ===============   ===============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                         SEGREGATED SUB-ACCOUNTS*
                           ---------------------------------------------------
                              VANGUARD VI      VANGUARD VI
                              TOTAL BOND       TOTAL STOCK
                                MARKET            MARKET            TOTALS
                           ----------------  ---------------   ---------------
YEAR ENDED DECEMBER 31,
   2016
Operations
   Investment income
     (loss) - net          $        34,410           33,710         3,200,525
   Net realized gains
     (losses) on
     investments                     3,506          153,678         9,919,481
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                   (11,063)         174,345         6,111,043
                           ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                       26,853          361,733        19,231,049
                           ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                      707,126        1,265,136        68,587,031
   Policy terminations,
     withdrawal payments
     and charges                  (147,054)        (332,587)      (28,873,341)
                           ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions             560,072          932,549        39,713,690
                           ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                      586,925        1,294,282        58,944,739
Net assets at the
   beginning of year             1,434,136        1,995,248       198,125,550
                           ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     2,021,061        3,289,530       257,070,289
                           ================  ===============   ===============
YEAR ENDED DECEMBER 31,
   2017
Operations
   Investment income
     (loss) - net          $        48,100           69,882         3,878,488
   Net realized gains
     (losses) on
     investments                    (6,666)         237,142        14,407,914
   Net change in
     unrealized
     appreciation
     (depreciation) of
     investments                    28,589          454,982        28,668,236
                           ----------------  ---------------   ---------------
Net increase (decrease)
   in net assets
   resulting from
   operations                       70,023          762,006        46,954,638
                           ----------------  ---------------   ---------------
Policy transactions
   (notes 3 and 6)
   Policy purchase
     payments                      519,504          881,366        58,552,873
   Policy terminations,
     withdrawal payments
     and charges                  (292,127)        (223,719)      (43,568,714)
                           ----------------  ---------------   ---------------
Increase (decrease) in
   net assets from
   policy transactions             227,377          657,647        14,984,159
                           ----------------  ---------------   ---------------
Increase (decrease) in
   net assets                      297,400        1,419,653        61,938,797
Net assets at the
   beginning of year             2,021,061        3,289,530       257,070,289
                           ----------------  ---------------   ---------------
NET ASSETS AT THE END OF
   YEAR                    $     2,318,461        4,709,183       319,009,086
                           ================  ===============   ===============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Minnesota Life Individual Variable Universal Life Account (the Account), was established on June 11, 2007 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on February 11, 2008. The Account currently offers policies consisting of sixty-eight segregated sub-accounts to which policy owners may allocate their purchase. The Account charges a mortality and expense risk charge. The financial statements presented herein include four types of individual variable universal life policies: Accumulator Variable Universal Life (2008 inception), Waddell & Reed Advisors Accumulator Variable Universal Life (2008 inception), ML Premier Variable Universal Life (2013 inception), and Variable Universal Life Defender (2014 inception, effective May 2015), offered by the Account.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

     Variable universal life policy owners allocate their purchase payments to one or more of the sixty-eight segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

      - AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
      - AB VPS International Value Portfolio - Class A Shares (AB VPS Intl Val Cl A)
      - American Funds(R) IS International Fund - Class 1 Shares (Amer Funds IS Intl Cl 1)
      -   Fidelity(R) VIP Equity-Income Portfolio - Initial Class (Fidelity
          VIP Equity-Income IC)
      - Fidelity(R) VIP Mid Cap Portfolio - Initial Class (Fidelity VIP Mid Cap IC)
      - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 1 (Franklin Small Cp Val VIP Cl 1)
      - Invesco V.I. American Value Fund - Series I Shares (Invesco VI American Value I)
      - Ivy VIP - Advantus Real Estate Securities Class II (Ivy VIP Adv RE Sec Cl II)
      -   Ivy VIP - Asset Strategy Class II (Ivy VIP Asset Strategy Cl II)
      -   Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)
      -   Ivy VIP - Bond Class II (Ivy VIP Bond Cl II)
      -   Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)
      -   Ivy VIP - Dividend Opportunities Class II (Ivy VIP Dividend Opp Cl
          II)
      -   Ivy VIP - Energy Class II (Ivy VIP Energy Cl II)
      -   Ivy VIP - Global Bond Class II (Ivy VIP Global Bond Cl II)
      -   Ivy VIP - Global Growth Class II (Ivy VIP Global Growth Cl II)
      - Ivy VIP - Government Money Market Class II (Ivy VIP Govt Money Market Cl II)
      -   Ivy VIP - Growth Class II (Ivy VIP Growth Cl II)
      -   Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
      - Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)
      -   Ivy VIP - Limited-Term Bond Class II (Ivy VIP Limited-Term Bond Cl
          II)
      -   Ivy VIP - Micro Cap Growth Class II (Ivy VIP Micro Cap Growth Cl II)
      -   Ivy VIP - Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl II)
      -   Ivy VIP - Natural Resources Class II (Ivy VIP Natural Res Cl II)
      - Ivy VIP - Pathfinder Aggressive Class II (Ivy VIP Pathfinder Aggressive Cl II)
      - Ivy VIP - Pathfinder Conservative Class II (Ivy VIP Pathfinder Conserv Cl II)
      -   Ivy VIP - Pathfinder Moderate Class II (Ivy VIP Pathfinder Moderate
          Cl II)
      - Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (Ivy VIP Path Mod MVF Cl II)
      - Ivy VIP - Pathfinder Moderately Aggressive Class II (Ivy VIP Pathfinder Mod Aggr Cl II)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      - Ivy VIP - Pathfinder Moderately Conservative Class II (Ivy VIP Pathfinder Mod Cons Cl II)
      -   Ivy VIP - Science and Technology Class II (Ivy VIP Science & Tech Cl
          II)
      -   Ivy VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)
      -   Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl II)
      -   Ivy VIP - Value Class II (Ivy VIP Value Cl II)
      - Janus Aspen Series - Janus Henderson Overseas Portfolio - Institutional Shares (Janus Henderson Overseas IS)
      - Janus Aspen Series - Janus Henderson Research Portfolio - Institutional Shares (Janus Henderson Research IS)
      - MFS(R) VIT II - International Value Portfolio - Initial Class (MFS VIT II Intl Value IS)
      - Morgan Stanley Variable Insurance Fund - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)
      - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I Shares (Morningstar Aggr Growth ETF I)
      - Morningstar Balanced ETF Asset Allocation Portfolio - Class I Shares (Morningstar Balanced ETF I)
      - Morningstar Conservative ETF Asset Allocation Portfolio - Class I Shares (Morningstar Conservative ETF I)
      - Morningstar Growth ETF Asset Allocation Portfolio - Class I Shares (Morningstar Growth ETF I)
      - Morningstar Income and Growth Asset Allocation Portfolio - Class I Shares (Morningstar Inc & Growth ETF I)
      - Northern Lights VT - TOPS(R) Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)
      - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
      - Securian Funds Trust - SFT Advantus Bond Fund - Class 1 Shares (SFT Advantus Bond Cl 1)
      - Securian Funds Trust - SFT Advantus Dynamic Managed Volatility Fund (SFT Advantus Dynamic Mgd Vol)
      - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 1 Shares (SFT Advantus Index 400 MC Cl 1)
      - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 1 Shares (SFT Advantus Index 500 Cl 1)
      - Securian Funds Trust - SFT Advantus International Bond Fund - Class 1 Shares (SFT Advantus Intl Bond Cl 1)
      - Securian Funds Trust - SFT Advantus Managed Volatility Equity Fund (SFT Advantus Mgd Vol Equity)
      - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 1 Shares (SFT Advantus Mortgage Cl 1)
      - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 1 Shares (SFT Advantus Real Estate Cl 1)
      -   Securian Funds Trust - Ivy(SM) Growth Fund (SFT Ivy Growth)
      - Securian Funds Trust - Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
      -   Securian Funds Trust - T. Rowe Price Value Fund (SFT T. Rowe Price
          Value)
      - Securian Funds Trust - Wellington Core Equity Fund - Class 1 Shares (SFT Wellington Core Equity Cl 1)
      - Vanguard(R) Variable Insurance Fund Balanced Portfolio (Vanguard VI Balanced)
      - Vanguard(R) Variable Insurance Fund Capital Growth Portfolio (Vanguard VI Capital Growth)
      - Vanguard(R) Variable Insurance Fund Diversified Value Portfolio (Vanguard VI Diversified Value)
      - Vanguard(R) Variable Insurance Fund Equity Income Portfolio (Vanguard VI Equity Income)
      - Vanguard(R) Variable Insurance Fund High Yield Bond Portfolio (Vanguard VI High Yield Bond)
      - Vanguard(R) Variable Insurance Fund International Portfolio (Vanguard VI International)
      - Vanguard(R) Variable Insurance Fund Money Market Portfolio (Vanguard VI Money Market)
      - Vanguard(R) Variable Insurance Fund Short-Term Investment-Grade Portfolio (Vanguard VI Sht-Trm Inv-Gr)
      - Vanguard(R) Variable Insurance Fund Small Company Growth Portfolio (Vanguard VI Small Co Growth)
      - Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio (Vanguard VI Total Bond Market)
      - Vanguard(R) Variable Insurance Fund Total Stock Market Index Portfolio (Vanguard VI Total Stock Market)

     The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 1 Shares, which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

     The following sub-accounts had name changes during 2016 and 2017:

     FORMER NAME                                                     CURRENT NAME                          EFFECTIVE DATE
     ----------------------------------------------  ----------------------------------------------  --------------------------
     ALPS VIT Ibbotson Aggressive Growth             Morningstar Aggressive Growth ETF                     April 29, 2016
     ETF Asset Allocation                            Asset Allocation
     Portfolio - Class I Shares                      Portfolio - Class I Shares

     ALPS VIT Ibbotson Balanced ETF Asset            Morningstar Balanced ETF Asset Allocation             April 29, 2016
     Allocation Portfolio - Class I Shares           Portfolio - Class I Shares

     ALPS VIT Ibbotson Conservative ETF Asset        Morningstar Conservative ETF Asset                    April 29, 2016
     Allocation Portfolio - Class I Shares           Allocation Portfolio - Class I Shares

     ALPS VIT Ibbotson Growth ETF Asset Allocation   Morningstar Growth ETF Asset Allocation               April 29, 2016
     Portfolio - Class I Shares                      Portfolio - Class I Shares

     ALPS VIT Ibbotson Income and Growth ETF Asset   Morningstar Income and Growth
     Allocation Portfolio - Class I Shares           Asset Allocation Portfolio - Class I Shares           April 29, 2016

     Securian Funds Trust - Advantus Managed         Securian Funds Trust - SFT Advantus Dynamic           April 29, 2016
     Volatility Fund                                 Managed Volatility Fund

     Ivy Funds VIP - Asset Strategy                  Ivy VIP - Asset Strategy                            September 30, 2016

     Ivy Funds VIP - Balanced                        Ivy VIP - Balanced                                  September 30, 2016

     Ivy Funds VIP - Bond                            Ivy VIP - Bond                                      September 30, 2016

     Ivy Funds VIP - Core Equity                     Ivy VIP - Core Equity                               September 30, 2016

     Ivy Funds VIP - Dividend Opportunities          Ivy VIP - Dividend Opportunities                    September 30, 2016

     Ivy Funds VIP - Energy                          Ivy VIP - Energy                                    September 30, 2016

     Ivy Funds VIP - Global Bond                     Ivy VIP - Global Bond                               September 30, 2016

     Ivy Funds VIP - Global Growth                   Ivy VIP - Global Growth                             September 30, 2016

     Ivy Funds VIP - Global Natural Resources        Ivy VIP - Global Natural Resources                  September 30, 2016

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

     FORMER NAME                                                     CURRENT NAME                          EFFECTIVE DATE
     ----------------------------------------------  ----------------------------------------------  --------------------------
     Ivy Funds VIP - Growth                          Ivy VIP - Growth                                    September 30, 2016

     Ivy Funds VIP - High Income                     Ivy VIP - High Income                               September 30, 2016

     Ivy Funds VIP - International Core Equity       Ivy VIP - International Core Equity                 September 30, 2016

     Ivy Funds VIP - Limited-Term Bond               Ivy VIP - Limited-Term Bond                         September 30, 2016

     Ivy Funds VIP - Micro Cap Growth                Ivy VIP - Micro Cap Growth                          September 30, 2016

     Ivy Funds VIP - Mid Cap Growth                  Ivy VIP - Mid Cap Growth                            September 30, 2016

     Ivy Funds VIP - Money Market                    Ivy VIP - Money Market                              September 30, 2016

     Ivy Funds VIP - Pathfinder Aggressive           Ivy VIP - Pathfinder Aggressive                     September 30, 2016

     Ivy Funds VIP - Pathfinder Conservative         Ivy VIP - Pathfinder Conservative                   September 30, 2016

     Ivy Funds VIP - Pathfinder Moderate             Ivy VIP - Pathfinder Moderate                       September 30, 2016

     Ivy Funds VIP - Pathfinder Moderate - Managed   Ivy VIP - Pathfinder Moderate - Managed             September 30, 2016
     Volatility                                      Volatility

     Ivy Funds VIP - Pathfinder Moderately           Ivy VIP - Pathfinder Moderately Aggressive          September 30, 2016
     Aggressive

     Ivy Funds VIP - Pathfinder Moderately           Ivy VIP - Pathfinder Moderately Conservative        September 30, 2016
     Conservative

     Ivy Funds VIP - Real Estate Securities          Ivy VIP - Real Estate Securities                    September 30, 2016

     Ivy Funds VIP - Science and Technology          Ivy VIP - Science and Technology                    September 30, 2016

     Ivy Funds VIP - Small Cap Growth                Ivy VIP - Small Cap Growth                          September 30, 2016

     Ivy Funds VIP - Small Cap Value                 Ivy VIP - Small Cap Value                           September 30, 2016

     Ivy Funds VIP - Value                           Ivy VIP - Value                                     September 30, 2016

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

     FORMER NAME                                                     CURRENT NAME                          EFFECTIVE DATE
     ----------------------------------------------  ----------------------------------------------  --------------------------
     Ivy VIP - Money Market                          Ivy VIP - Government Money Market                    October 14, 2016

     Ivy VIP - Asset Strategy                        Ivy VIP - Asset Strategy Class II                     April 28, 2017

     Ivy VIP - Balanced                              Ivy VIP - Balanced Class II                           April 28, 2017

     Ivy VIP - Bond                                  Ivy VIP - Bond Class II                               April 28, 2017

     Ivy VIP - Core Equity                           Ivy VIP - Core Equity Class II                        April 28, 2017

     Ivy VIP - Dividend Opportunities                Ivy VIP - Dividend Opportunities Class II             April 28, 2017

     Ivy VIP - Energy                                Ivy VIP - Energy Class II                             April 28, 2017

     Ivy VIP - Global Bond                           Ivy VIP - Global Bond Class II                        April 28, 2017

     Ivy VIP - Global Growth                         Ivy VIP - Global Growth Class II                      April 28, 2017

     Ivy VIP - Global Natural Resources              Ivy VIP - Natural Resources Class II                  April 28, 2017

     Ivy VIP - Government Money Market               Ivy VIP - Government Money Market Class II            April 28, 2017

     Ivy VIP - Growth                                Ivy VIP - Growth Class II                             April 28, 2017

     Ivy VIP - High Income                           Ivy VIP - High Income Class II                        April 28, 2017

     Ivy VIP - International Core Equity             Ivy VIP - International Core Equity Class II          April 28, 2017

     Ivy VIP - Limited-Term Bond                     Ivy VIP - Limited-Term Bond Class II                  April 28, 2017

     Ivy VIP - Micro Cap Growth                      Ivy VIP - Micro Cap Growth Class II                   April 28, 2017

     Ivy VIP - Mid Cap Growth                        Ivy VIP - Mid Cap Growth Class II                     April 28, 2017

     Ivy VIP - Pathfinder Aggressive                 Ivy VIP - Pathfinder Aggressive Class II              April 28, 2017

     Ivy VIP - Pathfinder Conservative               Ivy VIP - Pathfinder Conservative Class II            April 28, 2017

     Ivy VIP - Pathfinder Moderate                   Ivy VIP - Pathfinder Moderate Class II                April 28, 2017

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

     FORMER NAME                                                     CURRENT NAME                          EFFECTIVE DATE
     ----------------------------------------------  ----------------------------------------------  --------------------------
     Ivy VIP - Pathfinder Moderate - Managed         Ivy VIP - Pathfinder Moderate - Managed               April 28, 2017
     Volatility                                      Volatility Class II

     Ivy VIP - Pathfinder Moderately Aggressive      Ivy VIP - Pathfinder Moderately Aggressive            April 28, 2017
                                                     Class II

     Ivy VIP - Pathfinder Moderately Conservative    Ivy VIP - Pathfinder Moderately Conservative          April 28, 2017
                                                     Class II

     Ivy VIP - Real Estate Securities                Ivy VIP - Advantus Real Estate Securities             April 28, 2017
                                                     Class II

     Ivy VIP - Science and Technology                Ivy VIP - Science and Technology Class II             April 28, 2017

     Ivy VIP - Small Cap Growth                      Ivy VIP - Small Cap Growth Class II                   April 28, 2017

     Ivy VIP - Small Cap Value                       Ivy VIP - Small Cap Core Class II                     April 28, 2017

     Ivy VIP - Value                                 Ivy VIP - Value Class II                              April 28, 2017

     The Universal Institutional Funds, Inc.         Morgan Stanley Variable Insurance Fund -               May 1, 2017
     Morgan Stanley UIF Emerging Markets Equity      Morgan Stanley VIF Emerging Markets
     Portfolio - Class II Shares                     Equity Portfolio - Class II Shares

     Janus Aspen Series - Janus Portfolio -          Janus Aspen Series - Janus Henderson Research          June 5, 2017
     Institutional Shares                            Portfolio - Institutional Shares

     Janus Aspen Series - Overseas Portfolio -       Janus Aspen Series - Janus Henderson Overseas          June 5, 2017
     Institutional Shares                            Portfolio - Institutional Shares

     Securian Funds Trust - Pyramis(R) Core Equity   Securian Funds Trust - Wellington                   November 15, 2017*
     Fund - Class 1 Shares                           Core Equity Fund - Class 1 Shares

--------
     * The SFT Wellington Core Equity Fund was managed by FIAM LLC (Pyramis) from January 1, 2017 - November 19, 2017 and by Wellington Management from November 20, 2017 - December 31, 2017.

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

     (a)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (b)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

          Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds and gains (losses) on the sale of underlying fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective underlying funds.

          All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

     (c)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The expense structure is the same for Accumulator Variable Universal Life, Waddell & Reed Advisors Accumulator Variable Universal Life, ML Premier Variable Universal Life and the Variable Universal Life Defender products as described below:

     The only income/expense item charged/credited through the daily unit value calculation is the unit value credit. The unit value credit is available to policy holders at the discretion of Minnesota Life. The unit value credit which is applicable only to certain Sub-accounts is a pass through of revenue Minnesota Life receives from the

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

     advisors to the underlying funds and is intended to reduce expenses otherwise charged to the policies by Minnesota Life. This credit is expressed as a percentage of average annual portfolio assets held by the sub-account and ranges from 0.00% to 0.45%. The unit value credits assessed for the year ended December 31, 2017 is reported as a unit value credit on the Statements of Operations.

     Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A premium charge of up to 7.00% is deducted from each premium payment. This charge is intended to cover the costs of issuing the policy and includes the premium taxes that are sent to the state in which the policy is issued. Total premium charges for the year ended December 31, 2017 and 2016 amounted to $2,605,461 and $2,353,732, respectively.

     In addition to deductions from premium payments, accumulation value charges, if any, are assessed from the actual accumulation value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The following charges may be included in the accumulation value charges:

          A policy issue charge is assessed monthly for the first ten years following issuance of the policy and for the first ten years following any increase in the face amount. The minimum guaranteed charge is $0.04 per $1,000 of initial face amount or face amount increase and the maximum guaranteed charge is $0.53 per $1,000 of initial face amount or face amount increase. The monthly policy charge covers certain administrative charges and is $8 per month and is guaranteed not to exceed $12 per month, plus $0.0125 per $1,000 of face amount.

          The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $100 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts.

          The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy.

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.03% of the accumulation value less policy loans for years one through ten of the policy. The charge may be raised to 0.075% of the accumulation value.

          The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

          The surrender charge is equal to 1.40 times the lesser of: (a) 60 times the policy issue charge for the initial face amount or the face amount increase as applicable, or (b) the sum of any remaining policy issue charges for the initial face amount or the face amount increase, as applicable, measured from policy termination or full surrender to the end of the ten year surrender charge period.

          See the table below for these charges paid to Minnesota Life during the years ended December 31, 2017 and 2016.

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

     Minnesota Life also assesses charges for the agreements purchased with the policy. The following eleven Agreements are available to provide supplemental insurance benefits under the policy: Death Benefit Guarantee, Family Term - Children, Interest Accumulation Agreement, Overloan Protection, Term Insurance, Waiver of Charges, Early Values Agreement, Waiver of Premium Agreement, Guaranteed Insurability Option, Long Term Care Agreement, and Inflation Agreement. The charges for these agreements are set forth in the prospectus. Not every Agreement above is available in every policy type.

     To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life.

     The total of cash value charges (which may include a policy issue charge, a monthly policy charge, certain transaction charges, a cost of insurance charge, mortality and expense risk charges, charges for sub-standard risks and surrender charges) for the years ended December 31, 2017 and 2016 for each segregated sub-account is as follows:

     SUB-ACCOUNT                                   2017           2016
     ---------------------------------------  -------------  -------------
     AB VPS DynAsstAll Cl B                   $    395,658   $   206,568
     AB VPS Intl Val Cl A                           32,619        30,370
     Amer Funds IS Intl Cl 1                        16,107         7,946
     Fidelity VIP Equity-Income IC                 223,606       175,936
     Fidelity VIP Mid Cap IC                       228,835       199,914
     Franklin Small Cp Val VIP Cl 1                335,050       276,880
     Invesco VI American Value I                     8,531         2,832
     Ivy VIP Adv RE Sec Cl II                       21,126        18,969
     Ivy VIP Asset Strategy Cl II                  548,700       647,740
     Ivy VIP Balanced Cl II                         28,976        29,400
     Ivy VIP Bond Cl II                             30,730        30,834
     Ivy VIP Core Equity Cl II                     142,365       140,153
     Ivy VIP Dividend Opp Cl II                     29,134        29,371
     Ivy VIP Energy Cl II                           17,611        19,413
     Ivy VIP Global Bond Cl II                       6,126         5,858
     Ivy VIP Global Growth Cl II                    38,144        39,282
     Ivy VIP Govt Money Market Cl II                 2,494         2,503
     Ivy VIP Growth Cl II                          116,677       111,978
     Ivy VIP High Income Cl II                      54,484        54,935
     Ivy VIP Intl Core Equity Cl II                190,782       170,532
     Ivy VIP Limited-Term Bond Cl II                 7,441         6,470
     Ivy VIP Micro Cap Growth Cl II                 21,047        18,971
     Ivy VIP Mid Cap Growth Cl II                   36,311        36,290
     Ivy VIP Natural Res Cl II                     112,110       123,535
     Ivy VIP Path Mod MVF Cl II                    428,407       261,007
     Ivy VIP Pathfinder Aggressive Cl II           268,811       273,425
     Ivy VIP Pathfinder Conserv Cl II                8,891         6,432
     Ivy VIP Pathfinder Mod Aggr Cl II             563,748       546,569
     Ivy VIP Pathfinder Mod Cons Cl II              50,586        49,436

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

     SUB-ACCOUNT                                   2017           2016
     ---------------------------------------  -------------  -------------
     Ivy VIP Pathfinder Moderate Cl II             232,565       238,350
     Ivy VIP Science & Tech Cl II                  227,191       232,768
     Ivy VIP Small Cap Core Cl II                   28,137        25,591
     Ivy VIP Small Cap Growth Cl II                 32,699        30,803
     Ivy VIP Value Cl II                            26,406        24,727
     Janus Henderson Overseas IS                   153,175       148,827
     Janus Henderson Research IS                   107,985       100,373
     MFS VIT II Intl Value IS                      192,394        76,576
     MorgStanley VIF Emg Mk Eq Cl 2                149,379       124,459
     Morningstar Aggr Growth ETF I               2,119,455     2,024,055
     Morningstar Balanced ETF I                    987,935       976,535
     Morningstar Conservative ETF I                281,525       295,958
     Morningstar Growth ETF I                    4,041,376     4,311,437
     Morningstar Inc & Growth ETF I                209,445       210,595
     PIMCO VIT Glb Div All Adv Cl                  334,674       178,182
     SFT Advantus Bond Cl 1                        197,183       155,029
     SFT Advantus Dynamic Mgd Vol                  660,784       405,940
     SFT Advantus Index 400 MC Cl 1                454,495       276,262
     SFT Advantus Index 500 Cl 1                 1,217,990       726,853
     SFT Advantus Intl Bond Cl 1                    77,154        77,004
     SFT Advantus Mgd Vol Equity                   612,466       208,627
     SFT Advantus Mortgage Cl 1                     16,640        17,862
     SFT Advantus Real Estate Cl 1                 257,045       215,445
     SFT Ivy Growth                                 72,523        30,301
     SFT Ivy Small Cap Growth                       68,950        35,205
     SFT T. Rowe Price Value                       100,983        40,869
     SFT Wellington Core Equity Cl 1                16,336         9,168
     TOPS Mgd Risk Flex ETF                        469,757       245,711
     Vanguard VI Balanced                          445,670       289,172
     Vanguard VI Capital Growth                    370,486       265,112
     Vanguard VI Diversified Value                 107,988        82,353
     Vanguard VI Equity Income                     375,097       302,365
     Vanguard VI High Yield Bond                   115,885       110,180
     Vanguard VI International                     432,156       307,403
     Vanguard VI Money Market                       79,150        92,618
     Vanguard VI Sht-Trm Inv-Gr                     48,908        45,086
     Vanguard VI Small Co Growth                   459,101       347,146
     Vanguard VI Total Bond Market                 136,295       128,634
     Vanguard VI Total Stock Market                246,612       195,564

(4)  FAIR VALUE MEASUREMENT

     In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
     820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets has been determined using available market information as of December 31, 2017. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

     market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

          Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2017, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2017 were as follows:

                                               PURCHASES           SALES
                                            ----------------  ----------------
     AB VPS DynAsstAll Cl B                 $     1,967,362   $        81,908
     AB VPS Intl Val Cl A                            76,055            74,228
     Amer Funds IS Intl Cl 1                         98,027            11,006
     Fidelity VIP Equity-Income IC                  831,683           503,233
     Fidelity VIP Mid Cap IC                        682,969           290,270
     Franklin Small Cp Val VIP Cl 1               1,589,976           527,526
     Invesco VI American Value I                     23,030             5,772
     Ivy VIP Adv RE Sec Cl II                       152,180            53,237
     Ivy VIP Asset Strategy Cl II                 1,127,016         1,108,368
     Ivy VIP Balanced Cl II                         107,941            41,556
     Ivy VIP Bond Cl II                             194,398            81,096
     Ivy VIP Core Equity Cl II                      442,166           212,623
     Ivy VIP Dividend Opp Cl II                      79,391            43,296
     Ivy VIP Energy Cl II                           115,612            56,885
     Ivy VIP Global Bond Cl II                       28,233            10,574
     Ivy VIP Global Growth Cl II                    129,868            59,243
     Ivy VIP Govt Money Market Cl II                 16,309             5,430
     Ivy VIP Growth Cl II                           632,306           223,520
     Ivy VIP High Income Cl II                      274,590           121,588
     Ivy VIP Intl Core Equity Cl II                 852,596           451,416
     Ivy VIP Limited-Term Bond Cl II                 58,601            14,789
     Ivy VIP Micro Cap Growth Cl II                 199,406            95,888
     Ivy VIP Mid Cap Growth Cl II                   168,283            61,373
     Ivy VIP Natural Res Cl II                      339,537           183,441
     Ivy VIP Path Mod MVF Cl II                   1,300,075           112,072
     Ivy VIP Pathfinder Aggressive Cl II          1,021,356           151,203
     Ivy VIP Pathfinder Conserv Cl II                41,542             8,645
     Ivy VIP Pathfinder Mod Aggr Cl II            1,254,574         1,180,291
     Ivy VIP Pathfinder Mod Cons Cl II              136,995            34,509
     Ivy VIP Pathfinder Moderate Cl II              417,983           264,610
     Ivy VIP Science & Tech Cl II                   911,902           433,995
     Ivy VIP Small Cap Core Cl II                   149,692            50,798
     Ivy VIP Small Cap Growth Cl II                 116,899           100,753
     Ivy VIP Value Cl II                            122,983            45,544
     Janus Henderson Overseas IS                    328,158           209,352
     Janus Henderson Research IS                    156,366           220,640
     MFS VIT II Intl Value IS                     1,153,931            94,308

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                PURCHASES          SALES
                                            ----------------  ----------------
     MorgStanley VIF Emg Mk Eq Cl 2         $       531,977   $       161,748
     Morningstar Aggr Growth ETF I                9,288,201         1,999,791
     Morningstar Balanced ETF I                   2,957,937           763,224
     Morningstar Conservative ETF I                 456,591           536,871
     Morningstar Growth ETF I                     9,668,755         4,585,443
     Morningstar Inc & Growth ETF I                 389,530           228,159
     PIMCO VIT Glb Div All Adv Cl                 1,631,114           112,776
     SFT Advantus Bond Cl 1                         671,254           267,240
     SFT Advantus Dynamic Mgd Vol                 4,266,177           169,276
     SFT Advantus Index 400 MC Cl 1               1,597,168           275,565
     SFT Advantus Index 500 Cl 1                  6,031,992           385,472
     SFT Advantus Intl Bond Cl 1                    199,736           177,606
     SFT Advantus Mgd Vol Equity                  2,649,251        22,184,638
     SFT Advantus Mortgage Cl 1                      47,243            51,906
     SFT Advantus Real Estate Cl 1                  804,025           322,091
     SFT Ivy Growth                                 302,102            26,336
     SFT Ivy Small Cap Growth                       310,100            35,445
     SFT T. Rowe Price Value                        576,464            67,082
     SFT Wellington Core Equity Cl 1                 73,427            11,933
     TOPS Mgd Risk Flex ETF                       1,895,853           129,720
     Vanguard VI Balanced                         1,509,587           486,566
     Vanguard VI Capital Growth                   1,554,531           269,783
     Vanguard VI Diversified Value                  530,834           120,919
     Vanguard VI Equity Income                    1,093,270           393,226
     Vanguard VI High Yield Bond                    425,309           120,688
     Vanguard VI International                    1,771,398           483,851
     Vanguard VI Money Market                        18,258           866,017
     Vanguard VI Sht-Trm Inv-Gr                     171,597           109,267
     Vanguard VI Small Co Growth                  2,057,430           312,810
     Vanguard VI Total Bond Market                  574,080           292,127
     Vanguard VI Total Stock Market               1,141,678           223,719

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(6)  UNIT ACTIVITY FROM POLICY TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 2017 and 2016 were as follows:

                                                                 SEGREGATED SUB-ACCOUNTS
                           ----------------------------------------------------------------------------------------------------
                               AB VPS                                           FIDELITY VIP                        FRANKLIN
                            DYNASSTALL CL     AB VPS INTL       AMER FUNDS        EQUITY-        FIDELITY VIP     SMALL CP VAL
                                  B             VAL CL A       IS INTL CL 1      INCOME IC        MID CAP IC        VIP CL 1
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2015              241,692          522,488           56,509        1,284,740        1,327,332        1,683,260
   Policy purchase
     payments                   2,366,390           83,039           35,093          428,073          340,280          671,841
   Policy terminations,
     withdrawal payments
     and charges                  (78,512)         (36,634)          (5,377)        (216,499)        (211,296)        (154,454)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2016            2,529,570          568,893           86,225        1,496,314        1,456,316        2,200,647
   Policy purchase
     payments                   1,788,185           65,172           85,234          379,979          233,235          646,935
   Policy terminations,
     withdrawal payments
     and charges                  (80,010)         (79,299)         (10,367)        (260,989)        (132,321)        (241,421)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2017            4,237,745          554,766          161,092        1,615,304        1,557,230        2,606,161
                           ===============  ===============  ===============  ===============  ===============  ===============

                                                                 SEGREGATED SUB-ACCOUNTS
                           ----------------------------------------------------------------------------------------------------
                             INVESCO VI
                              AMERICAN       IVY VIP ADV      IVY VIP ASSET       IVY VIP        IVY VIP BOND     IVY VIP CORE
                               VALUE I       RE SEC CL II     STRATEGY CL II   BALANCED CL II        CL II        EQUITY CL II
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2015                3,453          166,551        6,385,499          151,824          306,120          941,263
   Policy purchase
     payments                      23,284           40,346        2,367,867           43,389           35,632          610,821
   Policy terminations,
     withdrawal payments
     and charges                   (1,197)         (23,133)      (2,761,695)         (12,453)         (35,261)        (557,682)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2016               25,540          183,764        5,991,671          182,760          306,491          994,402
   Policy purchase
     payments                      21,552           59,546          773,985           50,352          123,688          148,587
   Policy terminations,
     withdrawal payments
     and charges                   (5,617)         (30,411)        (824,041)         (23,677)         (55,852)         (96,607)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2017               41,475          212,899        5,941,615          209,435          374,327        1,046,382
                           ===============  ===============  ===============  ===============  ===============  ===============

                                                                 SEGREGATED SUB-ACCOUNTS
                           ----------------------------------------------------------------------------------------------------
                              IVY VIP                           IVY VIP          IVY VIP         IVY VIP GOVT
                            DIVIDEND OPP       IVY VIP        GLOBAL BOND         GLOBAL         MONEY MARKET       IVY VIP
                               CL II         ENERGY CL II        CL II          GROWTH CL II        CL II        GROWTH CL II
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2015              341,211          360,314           46,344          616,544           26,831          888,824
   Policy purchase
     payments                      58,657           61,881           15,276           74,714            6,660          556,086
   Policy terminations,
     withdrawal payments
     and charges                  (54,850)         (80,871)          (6,191)        (119,656)          (1,752)        (506,927)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2016              345,018          341,324           55,429          571,602           31,739          937,983
   Policy purchase
     payments                      32,780          134,679           21,926           77,964           15,103          183,012
   Policy terminations,
     withdrawal payments
     and charges                  (27,360)         (65,402)          (9,048)         (45,342)          (5,100)         (99,213)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2017              350,438          410,601           68,307          604,224           41,742        1,021,782
                           ===============  ===============  ===============  ===============  ===============  ===============

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                 SEGREGATED SUB-ACCOUNTS
                           ----------------------------------------------------------------------------------------------------
                                             IVY VIP INTL       IVY VIP          IVY VIP         IVY VIP MID        IVY VIP
                            IVY VIP HIGH      CORE EQUITY     LIMITED-TERM      MICRO CAP       CAP GROWTH CL     NATURAL RES
                            INCOME CL II         CL II         BOND CL II      GROWTH CL II          II              CL II
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2015              427,016        1,678,246           64,727          219,857          265,579        2,957,894
   Policy purchase
     payments                      62,954          835,080           30,589           34,000           36,657        1,498,877
   Policy terminations,
     withdrawal payments
     and charges                  (57,925)        (712,325)          (7,751)         (36,893)         (44,485)      (1,305,498)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2016              432,045        1,801,001           87,565          216,964          257,751        3,151,273
   Policy purchase
     payments                     101,542          520,935           49,782           91,872           61,945          537,378
   Policy terminations,
     withdrawal payments
     and charges                  (57,622)        (291,704)         (13,335)         (45,875)         (26,963)        (295,014)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2017              475,965        2,030,232          124,012          262,961          292,733        3,393,637
                           ===============  ===============  ===============  ===============  ===============  ===============

                                                                 SEGREGATED SUB-ACCOUNTS
                           ----------------------------------------------------------------------------------------------------
                                                IVY VIP                           IVY VIP                           IVY VIP
                            IVY VIP PATH      PATHFINDER         IVY VIP         PATHFINDER        IVY VIP        PATHFINDER
                             MOD MVF CL      AGGRESSIVE CL     PATHFINDER       MOD AGGR CL       PATHFINDER      MODERATE CL
                                 II               II          CONSERV CL II         II          MOD CONS CL II        II
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2015              456,516        2,309,125           51,772        5,258,823          558,345        2,459,209
   Policy purchase
     payments                   2,723,606          420,160          106,947          784,479           26,731           98,769
   Policy terminations,
     withdrawal payments
     and charges                  (70,409)        (238,257)          (4,220)        (530,395)         (76,533)        (147,400)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2016            3,109,713        2,491,028          154,499        5,512,907          508,543        2,410,578
   Policy purchase
     payments                   1,121,482          355,326           18,903          344,408           55,623           99,777
   Policy terminations,
     withdrawal payments
     and charges                 (108,810)         (90,374)          (5,818)        (686,412)         (22,784)        (163,679)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2017            4,122,385        2,755,980          167,584        5,170,903          541,382        2,346,676
                           ===============  ===============  ===============  ===============  ===============  ===============

                                                                 SEGREGATED SUB-ACCOUNTS
                           ----------------------------------------------------------------------------------------------------
                               IVY VIP          IVY VIP          IVY VIP                            JANUS            JANUS
                              SCIENCE &        SMALL CAP        SMALL CAP         IVY VIP         HENDERSON        HENDERSON
                             TECH CL II       CORE CL II      GROWTH CL II      VALUE CL II      OVERSEAS IS      RESEARCH IS
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2015            1,117,657          170,795          292,167          210,037        2,353,152          744,412
   Policy purchase
     payments                     691,167           50,408           65,484          120,911          424,421          118,242
   Policy terminations,
     withdrawal payments
     and charges                 (647,018)         (19,208)         (31,059)          (5,685)        (258,220)        (102,990)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2016            1,161,806          201,995          326,592          325,263        2,519,353          759,664
   Policy purchase
     payments                     227,060           38,592           51,928           49,827          309,322           64,367
   Policy terminations,
     withdrawal payments
     and charges                 (165,158)         (21,456)         (52,523)         (23,617)        (222,337)        (101,374)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2017            1,223,708          219,131          325,997          351,473        2,606,338          722,657
                           ===============  ===============  ===============  ===============  ===============  ===============

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                 SEGREGATED SUB-ACCOUNTS
                           ----------------------------------------------------------------------------------------------------
                                              MORGSTANLEY      MORNINGSTAR      MORNINGSTAR      MORNINGSTAR
                              MFS VIT II       VIF EMG MK      AGGR GROWTH     BALANCED ETF     CONSERVATIVE      MORNINGSTAR
                            INTL VALUE IS       EQ CL 2           ETF I             I               ETF I         GROWTH ETF I
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2015              143,851        1,772,706       18,063,945        6,853,465        1,587,804       39,103,328
   Policy purchase
     payments                   1,031,369          497,876        4,911,776        1,090,548          323,147        4,270,001
   Policy terminations,
     withdrawal payments
     and charges                  (30,799)        (214,090)      (1,906,500)        (876,675)        (252,339)      (4,939,795)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2016            1,144,421        2,056,492       21,069,221        7,067,338        1,658,612       38,433,534
   Policy purchase
     payments                     972,627          464,313        4,400,651        1,260,536          313,102        3,345,871
   Policy terminations,
     withdrawal payments
     and charges                  (82,645)        (144,758)      (1,337,321)        (488,011)        (401,025)      (2,789,640)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2017            2,034,403        2,376,047       24,132,551        7,839,863        1,570,689       38,989,765
                           ===============  ===============  ===============  ===============  ===============  ===============

                                                                 SEGREGATED SUB-ACCOUNTS
                           ----------------------------------------------------------------------------------------------------
                                                                                    SFT
                             MORNINGSTAR        PIMCO VIT          SFT           ADVANTUS        SFT ADVANTUS         SFT
                            INC & GROWTH       GLB DIV ALL       ADVANTUS       DYNAMIC MGD      INDEX 400 MC       ADVANTUS
                                ETF I            ADV CL         BOND CL 1           VOL              CL 1        INDEX 500 CL 1
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2015            1,746,041          230,129        1,085,988          525,278        1,225,462        2,861,486
   Policy purchase
     payments                     169,447        2,061,838          558,267        7,083,160        1,094,404        2,162,126
   Policy terminations,
     withdrawal payments
     and charges                 (185,259)         (71,658)         (80,858)         (93,999)        (104,617)        (255,095)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2016            1,730,229        2,220,309        1,563,397        7,514,439        2,215,249        4,768,517
   Policy purchase
     payments                     147,588        1,419,646          522,724        3,707,408          868,747        3,266,461
   Policy terminations,
     withdrawal payments
     and charges                 (154,681)        (108,334)        (189,465)        (156,504)        (135,262)        (239,896)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2017            1,723,136        3,531,621        1,896,656       11,065,343        2,948,734        7,795,082
                           ===============  ===============  ===============  ===============  ===============  ===============

                                                                 SEGREGATED SUB-ACCOUNTS
                           ----------------------------------------------------------------------------------------------------
                                                 SFT
                                               ADVANTUS           SFT               SFT                             SFT IVY
                            SFT ADVANTUS       MGD VOL          ADVANTUS       ADVANTUS REAL       SFT IVY         SMALL CAP
                           INTL BOND CL 1       EQUITY       MORTGAGE CL 1      ESTATE CL 1         GROWTH           GROWTH
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2015              625,236       20,022,154          150,652        1,170,433           25,731           65,778
   Policy purchase
     payments                     123,616        2,175,315           61,028          547,107          138,618          175,742
   Policy terminations,
     withdrawal payments
     and charges                  (74,197)         (43,022)          (9,668)        (118,377)         (12,954)         (24,102)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2016              674,655       22,154,447          202,012        1,599,163          151,395          217,418
   Policy purchase
     payments                     119,804        2,311,556           38,027          506,052          245,403          240,046
   Policy terminations,
     withdrawal payments
      and charges                (106,853)    (20,097,998)          (41,969)        (171,256)         (21,999)         (28,162)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2017              687,606        4,368,005          198,070        1,933,959          374,799          429,302
                           ===============  ===============  ===============  ===============  ===============  ===============

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                 SEGREGATED SUB-ACCOUNTS
                           ----------------------------------------------------------------------------------------------------
                                                  SFT
                                               WELLINGTON                                        VANGUARD VI      VANGUARD VI
                             SFT T. ROWE      CORE EQUITY       TOPS MGD        VANGUARD VI        CAPITAL        DIVERSIFIED
                             PRICE VALUE          CL 1        RISK FLEX ETF      BALANCED          GROWTH            VALUE
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2015              148,002           25,395          398,673        1,080,361        1,576,762          561,763
   Policy purchase
     payments                     341,660           67,290        3,043,651        1,458,884          534,105          231,088
   Policy terminations,
     withdrawal payments
     and charges                 (103,501)         (11,502)        (183,332)        (206,325)        (146,361)         (69,671)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2016              386,161           81,183        3,258,992        2,332,920        1,964,506          723,180

   Policy purchase
     payments                     499,036           65,278        1,813,432          606,389          497,453          188,137
   Policy terminations,
     withdrawal payments
     and charges                  (57,099)         (10,688)        (129,253)        (244,161)         (98,288)         (63,222)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2017              828,098          135,773        4,943,171        2,695,148        2,363,671          848,095
                           ===============  ===============  ===============  ===============  ===============  ===============

                                                                 SEGREGATED SUB-ACCOUNTS
                           ----------------------------------------------------------------------------------------------------
                                              VANGUARD VI                       VANGUARD VI      VANGUARD VI      VANGUARD VI
                             VANGUARD VI       HIGH YIELD      VANGUARD VI         MONEY         SHT-TRM INV-      SMALL CO
                            EQUITY INCOME         BOND        INTERNATIONAL        MARKET            GR             GROWTH
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2015            1,619,953          692,927        2,449,302        1,509,264          404,735        1,821,240
   Policy purchase
     payments                     703,472          171,424        1,228,500          748,091          172,645          758,190
   Policy terminations,
     withdrawal payments
     and charges                 (132,971)        (109,934)        (288,550)        (280,710)         (91,879)        (201,240)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2016            2,190,454          754,417        3,389,252        1,976,645          485,501        2,378,190
   Policy purchase
     payments                     362,030          186,369        1,134,315                --          120,231          826,540
   Policy terminations,
     withdrawal payments
     and charges                 (176,498)         (63,188)        (301,998)        (824,045)         (83,505)        (139,786)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
   December 31, 2017            2,375,986          877,598        4,221,569        1,152,600          522,227        3,064,944
                           ===============  ===============  ===============  ===============  ===============  ===============

                               SEGREGATED SUB-ACCOUNTS
                           --------------------------------
                             VANGUARD VI      VANGUARD VI
                              TOTAL BOND      TOTAL STOCK
                                MARKET          MARKET
                           ---------------  ---------------
Units outstanding at
   December 31, 2015            1,057,060        1,101,528
   Policy purchase
     payments                     501,987          681,911
   Policy terminations,
     withdrawal payments
     and charges                 (105,302)        (169,952)
                           ---------------  ---------------
Units outstanding at
   December 31, 2016            1,453,745        1,613,487
   Policy purchase
     payments                     364,236          395,165
   Policy terminations,
     withdrawal payments
     and charges                 (206,416)         (99,198)
                           ---------------  ---------------
Units outstanding at
   December 31, 2017            1,611,565        1,909,454
                           ===============  ===============

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2017, 2016, 2015, 2014, and 2013 is as follows:

                                              AT DECEMBER 31                        FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                             ------------------------------------------------  --------------------------------------------------
                                 UNITS                                           INVESTMENT
                              OUTSTANDING    UNIT FAIR VALUE     NET ASSETS     INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                             -------------  ------------------  -------------  ---------------  ---------------  ----------------
AB VPS DYNASSTALL CL B
   2017                         4,237,745   $ 1.12 to 1.13     $   4,758,626             1.89%           (0.30)%           14.66%
   2016                         2,529,570     0.98 to 0.99         2,477,080             0.69%           (0.30)%            3.67%
   2015    (a)                    241,692     0.94 to 0.95           228,330             0.33%           (0.30)%           (4.85)%

AB VPS INTL VAL CL A
   2017                           554,766         1.07               592,879             2.30%            0.00%            25.42%
   2016                           568,893         0.85               484,753             1.36%            0.00%            (0.47)%
   2015                           522,488         0.86               447,299             2.49%            0.00%             2.75%
   2014                           492,137         0.83               410,062             3.75%           (0.15)%           (6.07)%
   2013                           436,187         0.89               386,928             6.44%           (0.15)%           23.19%

AMER FUNDS IS INTL CL 1
   2017                           161,092         1.19               192,111             1.97%            0.00%            32.46%
   2016                            86,225         0.90                77,630             2.02%            0.00%             3.78%
   2015    (a)                     56,509         0.87                49,022             5.64%            0.00%           (13.25)%

FIDELITY VIP EQUITY-INCOME
   IC
   2017                         1,615,304         2.00             3,233,493             1.74%           (0.10)%           13.01%
   2016                         1,496,314         1.77             2,650,559             2.63%           (0.10)%           18.14%
   2015                         1,284,740         1.50             1,926,420             3.35%           (0.10)%           (3.87)%
   2014                         1,108,919         1.56             1,729,685             3.28%           (0.10)%            8.83%
   2013                           886,740         1.43             1,270,943             2.78%           (0.10)%           28.28%

FIDELITY VIP MID CAP IC
   2017                         1,557,230         2.42             3,761,328             0.71%           (0.10)%           20.93%
   2016                         1,456,316         2.00             2,908,795             0.54%           (0.10)%           12.35%
   2015                         1,327,332         1.78             2,359,827             0.54%           (0.10)%           (1.29)%
   2014                         1,132,256         1.80             2,039,320             0.30%           (0.10)%            6.39%
   2013                           886,700         1.69             1,501,085             0.56%           (0.10)%           36.37%

FRANKLIN SMALL CP VAL VIP
   CL 1
   2017                         2,606,161     1.31 to 2.52         5,771,571             0.72%           (0.15)%           11.08%
   2016                         2,200,647     1.18 to 2.27         4,515,271             0.99%           (0.15)%           30.73%
   2015                         1,683,260     0.90 to 1.74         2,726,615             0.13%           (0.15)%           (7.04)%
   2014                         1,345,665     1.20 to 1.87         2,431,105             0.82%           (0.15)%            1.03%
   2013                         1,018,620     1.19 to 1.85         1,872,118             1.45%           (0.15)%           36.71%

INVESCO VI AMERICAN VALUE
   I
   2017                            41,475         1.10                45,806             0.91%           (0.15)%           10.17%
   2016                            25,540         1.00                25,603             0.42%           (0.25)%           15.78%
   2015    (a)                      3,453         0.87                 2,990             0.35%           (0.25)%          (13.42)%

IVY VIP ADV RE SEC CL II
   2017                           212,899         1.83               389,036             1.26%           (0.45)%            5.86%
   2016                           183,764         1.73               317,209             1.02%           (0.45)%            4.73%
   2015                           166,551         1.65               274,504             0.97%           (0.45)%            5.26%
   2014                           148,882         1.57               233,131             1.00%           (0.45)%           30.75%
   2013                           133,380         1.20               159,735             1.10%           (0.45)%            1.59%

IVY VIP ASSET STRATEGY CL II
   2017                         5,941,615     1.03 to 1.49         8,465,909             1.59%           (0.45)%           18.80%
   2016                         5,991,671     0.86 to 1.26         7,239,976             0.54%           (0.45)%           (2.13)%
   2015                         6,385,499     0.88 to 1.28         7,957,370             0.35%           (0.45)%           (7.93)%
   2014                         5,637,008     1.09 to 1.39         7,706,877             0.48%           (0.45)%           (4.84)%
   2013                         4,767,832     1.14 to 1.46         6,922,598             1.25%           (0.45)%           25.70%

IVY VIP BALANCED CL II
   2017                           209,435         1.93               404,232             1.57%           (0.45)%           11.87%
   2016                           182,760         1.73               315,321             1.27%           (0.45)%            2.49%
   2015                           151,824         1.68               255,586             0.90%           (0.45)%            0.12%
   2014                           129,126         1.68               217,106             0.96%           (0.45)%            8.06%
   2013                            64,805         1.56               100,831             1.36%           (0.45)%           24.26%

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017


                                              AT DECEMBER 31                        FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                             ------------------------------------------------  --------------------------------------------------
                                 UNITS                                           INVESTMENT
                              OUTSTANDING    UNIT FAIR VALUE     NET ASSETS     INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                             -------------  ------------------  -------------  ---------------  ---------------  ----------------
IVY VIP BOND CL II
   2017                           374,327         1.50               562,412             1.57%           (0.45)%           4.48%
   2016                           306,491         1.44               440,732             2.36%           (0.45)%           4.50%
   2015                           306,120         1.38               421,238             2.89%           (0.45)%           0.65%
   2014                           295,890         1.37               404,520             3.78%           (0.45)%           4.81%
   2013                           233,350         1.30               304,382             3.82%           (0.45)%          (1.65)%

IVY VIP CORE EQUITY CL II
   2017                         1,046,382         2.52             2,631,862             0.43%           (0.45)%          21.30%
   2016                           994,402         2.07             2,062,011             0.39%           (0.45)%           4.21%
   2015                           941,263         1.99             1,873,059             0.35%           (0.45)%          (0.25)%
   2014                           795,427         1.99             1,586,749             0.47%           (0.45)%          10.17%
   2013                           596,359         1.81             1,079,795             0.52%           (0.45)%          34.11%

IVY VIP DIVIDEND OPP CL II
   2017                           350,438         1.75               615,001             1.23%           (0.45)%          16.08%
   2016                           345,018         1.51               521,614             1.26%           (0.45)%           7.44%
   2015                           341,211         1.41               480,158             1.25%           (0.45)%          (1.61)%
   2014                           305,589         1.43               437,082             1.15%           (0.45)%          10.34%
   2013                           263,656         1.30               341,783             1.58%           (0.45)%          30.20%

IVY VIP ENERGY CL II
   2017                           410,601         0.86               352,573             0.87%           (0.45)%         (12.25)%
   2016                           341,324         0.98               334,005             0.14%           (0.45)%          35.16%
   2015                           360,314         0.72               260,871             0.06%           (0.45)%         (21.79)%
   2014                           277,332         0.93               256,735             0.00%           (0.45)%         (10.16)%
   2013                           239,245         1.03               246,511             0.00%           (0.45)%          28.33%

IVY VIP GLOBAL BOND CL II
   2017                            68,307         1.21                82,576             2.71%           (0.45)%           4.74%
   2016                            55,429         1.15                63,977             3.53%           (0.45)%           7.52%
   2015                            46,344         1.07                49,750             3.65%           (0.45)%          (2.22)%
   2014                            32,331         1.10                35,493             2.23%           (0.45)%           0.64%
   2013                            22,529         1.09                24,574             0.00%           (0.45)%           2.20%

IVY VIP GLOBAL GROWTH CL
   II
   2017                           604,224         1.52               917,190             0.05%           (0.45)%          25.08%
   2016                           571,602         1.21               693,684             0.22%           (0.45)%          (2.60)%
   2015                           616,544         1.25               768,217             0.42%           (0.45)%           3.86%
   2014                           574,993         1.20               689,815             2.07%           (0.45)%           1.41%
   2013                           507,473         1.18               600,340             0.87%           (0.45)%          19.76%

IVY VIP GOVT MONEY MARKET
   CL II
   2017                            41,742         1.07                44,567             0.60%            0.00%            0.59%
   2016                            31,739         1.06                33,688             0.13%            0.00%            0.23%
   2015                            26,831         1.06                28,608             0.02%            0.00%            0.48%
   2014                            24,275         1.05                25,780             0.02%           (0.45)%           0.48%
   2013                            18,656         1.05                19,764             0.02%           (0.45)%           0.46%

IVY VIP GROWTH CL II
   2017                         1,021,782         2.63             2,686,868             0.24%           (0.45)%          29.92%
   2016                           937,983         2.02             1,898,494             0.02%           (0.45)%           1.68%
   2015                           888,824         1.99             1,769,278             0.11%           (0.45)%           7.65%
   2014                           751,231         1.85             1,389,090             0.40%           (0.45)%          12.32%
   2013                           651,262         1.65             1,072,202             0.41%           (0.45)%          37.07%

IVY VIP HIGH INCOME CL II
   2017                           475,965         2.23             1,060,981             5.34%           (0.45)%           7.16%
   2016                           432,045         2.08               898,746             7.04%           (0.45)%          16.71%
   2015                           427,016         1.78               761,117             6.03%           (0.45)%          (6.08)%
   2014                           350,637         1.90               665,457             4.65%           (0.45)%           2.36%
   2013                           288,115         1.85               534,171             4.55%           (0.45)%          11.00%

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                              AT DECEMBER 31                        FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                             ------------------------------------------------  --------------------------------------------------
                                 UNITS                                           INVESTMENT
                              OUTSTANDING    UNIT FAIR VALUE     NET ASSETS     INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                             -------------  ------------------  -------------  ---------------  ---------------  ----------------
IVY VIP INTL CORE EQUITY
   CL II
   2017                         2,030,232         1.67             3,387,505             1.34%           (0.45)%          23.71%
   2016                         1,801,001         1.35             2,429,121             1.29%           (0.45)%           1.54%
   2015                         1,678,246         1.33             2,229,271             1.24%           (0.45)%          (0.49)%
   2014                         1,370,324         1.33             1,829,213             2.36%           (0.45)%           1.90%
   2013                           974,640         1.31             1,276,750             1.56%           (0.45)%          25.47%

IVY VIP LIMITED-TERM BOND
   CL II
   2017                           124,012         1.14               141,394             1.63%           (0.45)%           1.86%
   2016                            87,565         1.12                98,017             1.37%           (0.45)%           2.40%
   2015                            64,727         1.09                70,755             1.60%           (0.45)%           1.33%
   2014                            39,733         1.08                42,862             0.60%           (0.45)%           1.43%
   2013                            24,718         1.06                26,287             0.00%           (0.45)%          (0.09)%

IVY VIP MICRO CAP GROWTH
   CL II
   2017                           262,961         2.28               599,106             0.00%           (0.45)%           9.32%
   2016                           216,964         2.08               452,180             0.00%           (0.45)%          13.80%
   2015                           219,857         1.83               402,635             0.00%           (0.45)%          (8.75)%
   2014                           200,171         2.01               401,736             0.00%           (0.45)%          (1.30)%
   2013                           172,591         2.03               350,936             0.00%           (0.45)%          57.99%

IVY VIP MID CAP GROWTH CL
   II
   2017                           292,733         2.71               792,471             0.00%           (0.45)%          27.46%
   2016                           257,751         2.12               547,418             0.00%           (0.45)%           6.59%
   2015                           265,579         1.99               529,157             0.00%           (0.45)%          (5.35)%
   2014                           236,466         2.11               497,806             0.00%           (0.45)%           8.36%
   2013                           204,539         1.94               397,389             0.00%           (0.45)%          30.52%

IVY VIP NATURAL RES CL II
   2017                         3,393,637         0.67             2,275,489             0.13%           (0.45)%           3.43%
   2016                         3,151,273         0.65             2,042,883             0.64%           (0.45)%          24.37%
   2015                         2,957,894         0.52             1,541,817             0.10%           (0.45)%         (22.04)%
   2014                         2,352,546         0.67             1,573,021             0.00%           (0.45)%         (12.64)%
   2013                         1,939,178         0.77             1,484,267             0.00%           (0.45)%           8.29%

IVY VIP PATH MOD MVF CL II
   2017                         4,122,385     1.12 to 1.14         4,614,338             0.43%           (0.25)%          14.08%
   2016                         3,109,713     0.98 to 1.00         3,050,951             0.55%           (0.25)%           2.07%
   2015    (a)                    456,516     0.96 to 0.98           439,342             0.00%           (0.25)%          (2.28)%

IVY VIP PATHFINDER AGGRESSIVE
   CL II
   2017                         2,755,980         1.96             5,401,212             0.88%           (0.45)%          20.37%
   2016                         2,491,028         1.63             4,055,671             1.49%           (0.45)%           5.28%
   2015                         2,309,125         1.55             3,571,097             2.66%           (0.45)%           0.79%
   2014                         2,117,462         1.53             3,248,941             0.81%           (0.45)%           5.33%
   2013                         2,083,894         1.46             3,035,588             7.15%           (0.45)%          27.70%

IVY VIP PATHFINDER CONSERV
   CL II
   2017                           167,584         1.63               272,358             0.69%           (0.45)%          11.01%
   2016                           154,499         1.46               226,198             0.95%           (0.45)%           3.31%
   2015                            51,772         1.42                73,372             1.03%           (0.45)%           0.90%
   2014                            45,716         1.40                64,210             1.15%           (0.45)%           3.86%
   2013                            40,044         1.35                54,155             5.39%           (0.45)%          15.26%

IVY VIP PATHFINDER MOD AGGR
   CL II
   2017                         5,170,903         1.87             9,669,539             0.83%           (0.45)%          17.24%
   2016                         5,512,907         1.60             8,792,968             1.60%           (0.45)%           4.99%
   2015                         5,258,823         1.52             7,989,159             2.27%           (0.45)%           0.51%
   2014                         5,035,852         1.51             7,611,484             0.97%           (0.45)%           5.09%
   2013                         4,044,026         1.44             5,816,512             5.27%           (0.45)%          24.37%

IVY VIP PATHFINDER MOD CONS
   CL II
   2017                           541,382         1.71               927,851             0.80%           (0.45)%          13.27%
   2016                           508,543         1.51               769,443             1.35%           (0.45)%           3.56%
   2015                           558,345         1.46               815,727             1.47%           (0.45)%           0.78%
   2014                           643,288         1.45               932,546             0.95%           (0.45)%           4.35%
   2013                           561,636         1.39               780,257             5.73%           (0.45)%          18.24%

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                              AT DECEMBER 31                        FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                             ------------------------------------------------  --------------------------------------------------
                                 UNITS                                           INVESTMENT
                              OUTSTANDING    UNIT FAIR VALUE     NET ASSETS     INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                             -------------  ------------------  -------------  ---------------  ---------------  ----------------
IVY VIP PATHFINDER MODERATE
   CL II
   2017                         2,346,676         1.79             4,201,405             0.75%           (0.45)%          15.21%
   2016                         2,410,578         1.55             3,746,030             1.30%           (0.45)%           4.11%
   2015                         2,459,209         1.49             3,670,698             1.66%           (0.45)%           0.77%
   2014                         2,451,448         1.48             3,631,108             1.03%           (0.45)%           4.71%
   2013                         2,142,246         1.41             3,030,456             4.57%           (0.45)%          21.38%

IVY VIP SCIENCE & TECH CL II
   2017                         1,223,708         3.08             3,766,606             0.00%           (0.45)%          32.71%
   2016                         1,161,806         2.32             2,694,675             0.00%           (0.45)%           2.00%
   2015                         1,117,657         2.27             2,541,476             0.00%           (0.45)%          (2.44)%
   2014                           917,673         2.33             2,138,937             0.00%           (0.45)%           3.37%
   2013                           765,139         2.25             1,725,183             0.00%           (0.45)%          57.09%

IVY VIP SMALL CAP CORE CL II
   2017                           219,131         2.66               582,391             0.00%           (0.45)%          14.24%
   2016                           201,995         2.33               469,943             0.39%           (0.45)%          29.46%
   2015                           170,795         1.80               306,941             0.09%           (0.45)%          (5.16)%
   2014                           159,066         1.89               301,412             0.09%           (0.45)%           7.53%
   2013                           137,779         1.76               242,796             0.84%           (0.45)%          34.13%

IVY VIP SMALL CAP GROWTH
   CL II
   2017                           325,997         2.20               717,377             0.00%           (0.45)%          23.67%
   2016                           326,592         1.78               581,132             0.00%           (0.45)%           3.38%
   2015                           292,167         1.72               502,891             0.00%           (0.45)%           2.34%
   2014                           270,638         1.68               455,173             0.00%           (0.45)%           2.05%
   2013                           228,915         1.65               377,256             0.00%           (0.45)%          44.01%

IVY VIP VALUE CL II
   2017                           351,473         2.14               752,299             1.37%           (0.45)%          13.00%
   2016                           325,263         1.89               616,110             1.11%           (0.45)%          11.64%
   2015                           210,037         1.70               356,370             0.76%           (0.45)%          (3.48)%
   2014                           182,177         1.76               320,251             1.06%           (0.45)%          11.44%
   2013                           146,856         1.58               231,649             0.78%           (0.45)%          35.94%

JANUS HENDERSON OVERSEAS IS
   2017                         2,606,338         1.04             2,707,470             1.67%            0.00%           31.12%
   2016                         2,519,353         0.79             1,995,991             4.65%            0.00%           (6.43)%
   2015                         2,353,152         0.85             1,992,439             0.62%            0.00%           (8.50)%
   2014                         2,056,481         0.93             1,902,973             3.04%           (0.10)%         (11.78)%
   2013                         1,759,738         1.05             1,845,901             3.16%           (0.10)%          14.68%

JANUS HENDERSON RESEARCH IS
   2017                           722,657         2.34             1,695,363             0.39%            0.00%           27.88%
   2016                           759,664         1.83             1,393,605             0.56%            0.00%            0.52%
   2015                           744,412         1.82             1,358,528             0.63%            0.00%            5.45%
   2014                           720,099         1.73             1,246,250             0.38%           (0.10)%          13.11%
   2013                           688,283         1.53             1,053,176             0.80%           (0.10)%          30.47%

MFS VIT II INTL VALUE IS
   2017                         2,034,403     1.28 to 1.30         2,637,229             1.65%           (0.20)%          27.40%
   2016                         1,144,421     1.00 to 1.02         1,165,407             1.73%           (0.20)%           4.26%
   2015    (a)                    143,851     0.96 to 0.98           140,251             1.49%           (0.20)%          (2.25)%

MORGSTANLEY VIF EMG MK EQ
   CL 2
   2017                         2,376,047     1.20 to 1.25         2,957,990             0.72%           (0.35)%          35.49%
   2016                         2,056,492     0.88 to 0.92         1,890,504             0.45%           (0.35)%           6.99%
   2015                         1,772,706     0.83 to 0.86         1,523,368             0.78%           (0.35)%         (10.39)%
   2014                         1,465,906         0.96             1,405,980             0.33%           (0.35)%          (4.22)%
   2013                           990,165         1.00               991,519             1.09%           (0.35)%          (0.76)%

MORNINGSTAR AGGR GROWTH ETF I
   2017                        24,132,551     1.46 to 1.83        41,004,562             1.53%           (0.13)%          20.32%
   2016                        21,069,221     1.22 to 1.52        30,049,347             1.66%           (0.12)%          11.58%
   2015                        18,063,945     1.09 to 1.36        23,512,102             1.54%           (0.12)%          (2.53)%
   2014                        14,940,328     1.12 to 1.40        20,425,601             1.28%           (0.12)%           4.86%
   2013                        11,809,784     1.07 to 1.33        15,683,666             1.48%           (0.12)%          18.67%

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                              AT DECEMBER 31                        FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                             ------------------------------------------------  --------------------------------------------------
                                 UNITS                                           INVESTMENT
                              OUTSTANDING    UNIT FAIR VALUE     NET ASSETS     INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                             -------------  ------------------  -------------  ---------------  ---------------  ----------------
MORNINGSTAR BALANCED ETF I
   2017                         7,839,863     1.32 to 1.70        13,066,005             2.00%           (0.13)%          13.79%
   2016                         7,067,338     1.16 to 1.49        10,389,472             2.05%           (0.12)%           8.82%
   2015                         6,853,465     1.07 to 1.37         9,346,921             1.83%           (0.12)%          (1.85)%
   2014                         5,947,878     1.09 to 1.40         8,277,325             1.54%           (0.12)%           4.92%
   2013                         4,946,379     1.04 to 1.33         6,573,146             1.88%           (0.12)%          12.32%

MORNINGSTAR CONSERVATIVE
   ETF I
   2017                         1,570,689     1.15 to 1.41         2,181,315             1.92%           (0.13)%           6.58%
   2016                         1,658,612     1.08 to 1.33         2,173,566             1.84%           (0.12)%           5.01%
   2015                         1,587,804     1.03 to 1.26         1,988,921             1.45%           (0.12)%          (0.84)%
   2014                         1,576,987     1.03 to 1.27         2,002,063             1.28%           (0.12)%           3.22%
   2013                         1,608,027     1.00 to 1.23         1,979,971             1.56%           (0.12)%           2.89%

MORNINGSTAR GROWTH ETF I
   2017                        38,989,765     1.41 to 1.80        68,253,548             1.60%           (0.13)%          17.83%
   2016                        38,433,534     1.20 to 1.53        57,335,375             1.74%           (0.12)%          10.01%
   2015                        39,103,328     1.09 to 1.39        53,364,316             1.53%           (0.12)%          (2.10)%
   2014                        36,552,098     1.11 to 1.42        51,175,905             1.33%           (0.12)%           4.97%
   2013                        31,500,791     1.06 to 1.35        42,171,285             1.50%           (0.12)%          16.92%

MORNINGSTAR INC & GROWTH
   ETF I
   2017                         1,723,136     1.23 to 1.55         2,639,292             2.12%           (0.13)%          10.26%
   2016                         1,730,229     1.12 to 1.40         2,411,484             2.13%           (0.12)%           6.86%
   2015                         1,746,041     1.05 to 1.31         2,277,438             1.96%           (0.12)%          (1.40)%
   2014                         1,640,825     1.06 to 1.33         2,178,823             1.58%           (0.12)%           3.75%
   2013                         1,439,359     1.02 to 1.28         1,845,599             1.70%           (0.12)%           7.71%

PIMCO VIT GLB DIV ALL ADV CL
   2017                         3,531,621     1.16 to 1.17         4,084,126             3.24%           (0.25)%          17.10%
   2016                         2,220,309     0.99 to 1.00         2,192,692             2.08%           (0.15)%           7.80%
   2015    (a)                    230,129         0.92               210,945             5.27%           (0.15)%          (7.61)%

SFT ADVANTUS BOND CL 1
   2017                         1,896,656     1.09 to 1.51         2,597,293             0.00%           (0.05)%           5.00%
   2016                         1,563,397     1.04 to 1.44         2,082,333             0.00%           (0.05)%           4.68%
   2015                         1,085,988     0.99 to 1.37         1,405,017             0.00%           (0.05)%           0.46%
   2014                           831,958     1.05 to 1.36         1,105,935             0.00%           (0.05)%           6.61%
   2013                           621,653     0.98 to 1.28           789,304             0.00%           (0.05)%          (0.35)%

SFT ADVANTUS DYNAMIC MGD VOL
   2017                        11,065,343     1.22 to 1.23        13,487,355             0.00%           (0.22)%          18.12%
   2016                         7,514,439     1.03 to 1.05         7,752,559             0.00%           (0.05)%           8.83%
   2015    (a)                    525,278     0.95 to 0.96           498,406             0.00%           (0.05)%          (3.96)%

SFT ADVANTUS INDEX 400 MC
   CL 1
   2017                         2,948,734     1.28 to 2.70         6,372,101             0.00%           (0.05)%          15.96%
   2016                         2,215,249     1.10 to 2.33         4,265,120             0.00%           (0.05)%          20.40%
   2015                         1,225,462     0.91 to 1.94         1,957,976             0.00%           (0.05)%          (2.34)%
   2014                           675,877     1.22 to 1.98         1,197,093             0.00%           (0.05)%           9.57%
   2013                           415,570     1.12 to 1.81           730,984             0.00%           (0.05)%          33.18%

SFT ADVANTUS INDEX 500 CL 1
   2017                         7,795,082     1.32 to 2.44        16,311,308             0.00%           (0.10)%          21.66%
   2016                         4,768,517     1.09 to 2.00         8,348,756             0.00%           (0.10)%          11.83%
   2015                         2,861,486     0.97 to 1.79         4,609,363             0.00%           (0.10)%           1.28%
   2014                         1,666,732     1.27 to 1.77         2,759,481             0.00%           (0.10)%          13.52%
   2013                           972,399     1.12 to 1.56         1,491,004             0.00%           (0.10)%          32.17%

SFT ADVANTUS INTL BOND CL 1
   2017                           687,606         1.65             1,133,940             0.00%            0.00%            1.38%
   2016                           674,655         1.63             1,097,472             0.00%            0.00%            3.35%
   2015                           625,236         1.57               984,103             0.00%            0.00%           (3.92)%
   2014                           572,691         1.64               938,203             0.00%            0.00%            1.96%
   2013                           470,447         1.61               755,909             0.00%            0.00%            0.17%

SFT ADVANTUS MGD VOL EQUITY
   2017                         4,368,005     1.19 to 1.22         5,328,803             0.00%           (0.22)%          16.51%
   2016                        22,154,447     1.02 to 1.05        23,235,068             0.00%           (0.05)%           4.21%
   2015    (b)                 20,022,154         1.01            20,151,887             0.00%           (0.05)%           0.65%

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                              AT DECEMBER 31                        FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                             ------------------------------------------------  --------------------------------------------------
                                 UNITS                                           INVESTMENT
                              OUTSTANDING    UNIT FAIR VALUE     NET ASSETS     INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                             -------------  ------------------  -------------  ---------------  ---------------  ----------------
SFT ADVANTUS MORTGAGE CL 1
   2017                           198,070         1.25               247,916             0.00%           (0.05)%           2.27%
   2016                           202,012         1.22               247,238             0.00%           (0.05)%           1.63%
   2015                           150,652         1.20               181,425             0.00%           (0.05)%           3.26%
   2014                           147,589         1.17               172,129             0.00%           (0.05)%           6.08%
   2013                           153,041         1.10               168,258             0.00%           (0.05)%          (1.68)%

SFT ADVANTUS REAL ESTATE
   CL 1
   2017                         1,933,959     1.16 to 2.14         3,556,625             0.00%           (0.10)%           5.74%
   2016                         1,599,163     1.09 to 2.02         2,895,857             0.00%           (0.10)%           4.77%
   2015                         1,170,433     1.04 to 1.93         2,080,593             0.00%           (0.10)%           5.36%
   2014                           882,638     1.14 to 1.83         1,554,612             0.00%           (0.10)%          30.83%
   2013                           661,972     0.87 to 1.40           919,084             0.00%           (0.10)%           1.50%

SFT IVY GROWTH
   2017                           374,799     1.33 to 1.36           506,864             0.00%           (0.45)%          29.80%
   2016                           151,395     1.02 to 1.05           157,590             0.00%           (0.45)%           1.36%
   2015    (a)                     25,731     1.01 to 1.04            26,486             0.00%           (0.45)%           3.51%

SFT IVY SMALL CAP GROWTH
   2017                           429,302     1.40 to 1.45           619,369             0.00%           (0.45)%          25.86%
   2016                           217,418     1.11 to 1.15           249,263             0.00%           (0.45)%          21.64%
   2015    (a)                     65,778     0.92 to 0.95            61,965             0.00%           (0.45)%          (5.41)%

SFT T. ROWE PRICE VALUE
   2017                           828,098     1.25 to 1.28         1,053,894             0.00%           (0.45)%          19.14%
   2016                           386,161     1.05 to 1.07           412,391             0.00%           (0.45)%          11.14%
   2015    (a)                    148,002     0.94 to 0.97           142,593             0.00%           (0.45)%          (3.47)%

SFT WELLINGTON CORE EQUITY
   CL 1
   2017                           135,773     1.22 to 1.25           168,249             0.00%           (0.20)%          21.66%
   2016                            81,183     1.00 to 1.03            82,675             0.00%           (0.20)%           5.30%
   2015    (a)                     25,395     0.95 to 0.97            24,587             0.00%           (0.20)%          (2.55)%

TOPS MGD RISK FLEX ETF
   2017                         4,943,171     1.08 to 1.09         5,337,296             1.14%           (0.25)%          11.52%
   2016                         3,258,992     0.97 to 0.98         3,155,262             0.93%           (0.25)%           5.62%
   2015    (a)                    398,673         0.92               365,492             0.49%           (0.25)%          (7.51)%

VANGUARD VI BALANCED
   2017                         2,695,148         2.17             5,840,147             2.22%            0.00%           14.72%
   2016                         2,332,920         1.89             4,406,677             1.61%            0.00%           11.01%
   2015                         1,080,361         1.70             1,838,262             2.25%            0.00%            0.09%
   2014                           847,771         1.70             1,441,186             1.96%            0.00%            9.84%
   2013                           578,530         1.55               895,360             2.13%            0.00%           19.88%

VANGUARD VI CAPITAL GROWTH
   2017                         2,363,671         3.10             7,330,697             1.10%            0.00%           28.83%
   2016                         1,964,506         2.41             4,729,211             1.06%            0.00%           10.84%
   2015                         1,576,762         2.17             3,424,476             1.06%            0.00%            2.62%
   2014                         1,298,813         2.12             2,748,678             0.77%            0.00%           18.43%
   2013                           828,832         1.79             1,481,119             0.99%            0.00%           38.48%

VANGUARD VI DIVERSIFIED VALUE
   2017                           848,095         2.06             1,748,259             2.61%            0.00%           13.16%
   2016                           723,180         1.82             1,317,433             2.40%            0.00%           12.96%
   2015                           561,763         1.61               905,926             2.39%            0.00%           (2.45)%
   2014                           481,681         1.65               796,328             2.06%            0.00%            9.83%
   2013                           384,536         1.51               578,821             2.02%            0.00%           29.40%

VANGUARD VI EQUITY INCOME
   2017                         2,375,986         2.49             5,917,589             2.36%            0.00%           18.25%
   2016                         2,190,454         2.11             4,613,635             2.30%            0.00%           15.07%
   2015                         1,619,953         1.83             2,965,216             2.51%            0.00%            0.85%
   2014                         1,402,540         1.81             2,545,581             2.20%            0.00%           11.41%
   2013                         1,049,591         1.63             1,709,931             2.13%            0.00%           30.04%

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                              AT DECEMBER 31                        FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                             ------------------------------------------------  --------------------------------------------------
                                 UNITS                                           INVESTMENT
                              OUTSTANDING    UNIT FAIR VALUE     NET ASSETS     INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                             -------------  ------------------  -------------  ---------------  ---------------  ----------------
VANGUARD VI HIGH YIELD BOND
   2017                           877,598         1.94             1,704,322             4.55%            0.00%            7.01%
   2016                           754,417         1.81             1,369,192             5.04%            0.00%           11.35%
   2015                           692,927         1.63             1,129,372             5.01%            0.00%           (1.58)%
   2014                           537,748         1.66               890,497             5.04%            0.00%            4.40%
   2013                           421,542         1.59               668,608             4.66%            0.00%            4.35%

VANGUARD VI INTERNATIONAL
   2017                         4,221,569     1.52 to 1.81         7,190,988             0.99%            0.00%           42.67%
   2016                         3,389,252     1.07 to 1.27         4,069,598             1.28%            0.00%            1.88%
   2015                         2,449,302     1.05 to 1.25         2,911,769             1.64%            0.00%           (0.77)%
   2014                         1,657,892     1.06 to 1.25         2,013,837             1.21%            0.00%           (6.05)%
   2013                           911,948     1.12 to 1.34         1,210,004             1.20%            0.00%           23.26%

VANGUARD VI MONEY MARKET
   2017                         1,152,600         1.05             1,214,908             0.98%            0.00%            1.01%
   2016                         1,976,645         1.04             2,062,704             0.49%            0.00%            0.48%
   2015                         1,509,264         1.04             1,567,506             0.17%            0.00%            0.15%
   2014                           510,416         1.04               529,320             0.09%            0.00%            0.10%
   2013                           516,592         1.04               535,216             0.11%            0.00%            0.11%

VANGUARD VI SHT-TRM INV-GR
   2017                           522,227         1.32               689,619             1.95%            0.00%            2.09%
   2016                           485,501         1.29               627,990             1.79%            0.00%            2.72%
   2015                           404,735         1.26               509,680             1.76%            0.00%            1.12%
   2014                           376,587         1.25               468,953             1.56%            0.00%            1.76%
   2013                           311,909         1.22               381,703             1.97%            0.00%            1.08%

VANGUARD VI SMALL CO GROWTH
   2017                         3,064,944     1.29 to 3.07         7,726,638             0.44%            0.00%           23.46%
   2016                         2,378,190     1.05 to 2.49         5,052,343             0.32%            0.00%           14.94%
   2015                         1,821,240     0.91 to 2.16         3,557,870             0.33%            0.00%           (2.75)%
   2014                         1,324,642     1.27 to 2.22         2,794,845             0.26%            0.00%            3.38%
   2013                           918,270     1.23 to 2.15         1,948,415             0.61%            0.00%           46.54%

VANGUARD VI TOTAL BOND
   MARKET
   2017                         1,611,565         1.44             2,318,461             2.28%            0.00%            3.48%
   2016                         1,453,745         1.39             2,021,061             1.92%            0.00%            2.47%
   2015                         1,057,060         1.36             1,434,136             2.15%            0.00%            0.33%
   2014                           925,123         1.35             1,250,958             2.28%            0.00%            5.89%
   2013                           726,324         1.28               927,494             2.50%            0.00%           (2.29)%

VANGUARD VI TOTAL STOCK
   MARKET
   2017                         1,909,454         2.47             4,709,183             1.76%            0.00%           20.97%
   2016                         1,613,487         2.04             3,289,530             1.27%            0.00%           12.56%
   2015                         1,101,528         1.81             1,995,248             1.13%            0.00%            0.37%
   2014                           733,524         1.80             1,323,778             1.17%            0.00%           12.29%
   2013                           519,522         1.61               834,923             1.34%            0.00%           33.28%

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude unit value credits that result in a direct increase in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized policy expenses of the separate account and applicable unit value credits. The ratios that include a unit value credit result in a direct increase in the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period.

(a)For the period from May 1, 2015 through December 31, 2015.

(b)For the period from November 18, 2015 through December 31, 2015.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(8)  SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 29, 2018, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES


                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                               DECEMBER 31, 2017

[KPMG LOGO]

        KPMG LLP
        4200 Wells Fargo Center
        90 South Seventh Street
        Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of operations and comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2017 in accordance with U.S. generally accepted accounting principles.

      KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                             /s/ KPMG LLP

MINNEAPOLIS, MINNESOTA
MARCH 6, 2018

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                                     2017           2016
                                                                                 -------------  -------------
ASSETS
 Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost $15,442,991 and $13,395,845) $  16,108,505  $  13,759,520
 Equity securities:
  Available-for-sale, at fair value (cost $456,162 and $489,747)                       544,767        552,488
 Mortgage loans, net                                                                 3,042,230      2,544,437
 Finance receivables, net                                                                   --        292,908
 Policy loans                                                                          474,133        426,971
 Alternative investments                                                               641,322        622,676
 Derivative instruments                                                                500,994        365,143
 Other invested assets                                                                  75,344         58,952
                                                                                 -------------  -------------
  Total investments                                                                 21,387,295     18,623,095

 Cash and cash equivalents                                                             375,291        359,818
 Deferred policy acquisition costs                                                   1,357,484      1,367,185
 Accrued investment income                                                             165,963        151,893
 Premiums and fees receivable                                                          357,215        301,158
 Property and equipment, net                                                           172,042        104,481
 Reinsurance recoverables                                                            1,216,269      1,151,198
 Goodwill and intangible assets, net                                                   135,100        139,857
 Other assets                                                                          114,467        124,570
 Separate account assets                                                            24,923,698     21,349,837
                                                                                 -------------  -------------
   Total assets                                                                  $  50,204,824  $  43,673,092
                                                                                 =============  =============

LIABILITIES AND EQUITY

Liabilities:

 Policy and contract account balances                                            $  12,029,018  $  10,580,481
 Future policy and contract benefits                                                 4,576,727      3,297,927
 Pending policy and contract claims                                                    577,801        550,793
 Other policyholder funds                                                            1,511,056      1,513,231
 Policyholder dividends payable                                                         20,815         22,633
 Unearned premiums and fees                                                            339,280        399,474
 Pension and other postretirement benefits                                               7,525         10,292
 Income tax liability:
   Current                                                                              22,446          5,565
   Deferred                                                                            210,240        218,408
 Accrued commissions and expenses                                                      219,967        208,242
 Other liabilities                                                                     630,390        824,530
 Short-term debt                                                                        20,000         50,000
 Long-term debt                                                                        468,000        468,000
 Separate account liabilities                                                       24,923,698     21,349,837
                                                                                 -------------  -------------
  Total liabilities                                                                 45,556,963     39,499,413
                                                                                 -------------  -------------

Equity:
 Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding         5,000          5,000
 Additional paid in capital                                                            214,095        196,254
 Accumulated other comprehensive income                                                420,063        200,766
 Retained earnings                                                                   3,980,932      3,742,197
                                                                                 -------------  -------------
  Total Minnesota Life Insurance Company and subsidiaries equity                     4,620,090      4,144,217

 Noncontrolling interests                                                               27,771         29,462
                                                                                 -------------  -------------
   Total equity                                                                      4,647,861      4,173,679
                                                                                 -------------  -------------
    Total liabilities and equity                                                 $  50,204,824  $  43,673,092
                                                                                 =============  =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                         2017            2016            2015
                                                                                     -------------   -------------   -------------
Revenues:

   Premiums                                                                          $   3,561,233   $   2,471,733   $   2,220,467
   Policy and contract fees                                                                748,773         706,212         688,434
   Net investment income                                                                   786,682         726,176         689,137
   Net realized investment gains (losses)
     Other-than-temporary-impairments on fixed maturity securities                          (7,553)           (777)        (16,569)
     Other net realized investment gains (losses)                                           60,078          (3,769)         26,212
                                                                                     -------------   -------------   -------------
       Total net realized investment gains (losses)                                         52,525          (4,546)          9,643
   Finance charge income                                                                    24,597          95,453          92,393
   Commission income                                                                       194,060         188,024         168,528
   Other income                                                                             94,298          73,096          73,232
                                                                                     -------------   -------------   -------------
         Total revenues                                                                  5,462,168       4,256,148       3,941,834
                                                                                     -------------   -------------   -------------

Benefits and expenses:

   Policyholder benefits                                                                 3,462,327       2,399,667       2,109,142
   Interest credited to policies and contracts                                             470,980         438,642         401,659
   General operating expenses                                                              759,331         760,299         713,302
   Commissions                                                                             411,789         436,181         432,467
   Administrative and sponsorship fees                                                      92,646          78,584          75,082
   Dividends to policyholders                                                                3,314           3,817           4,678
   Interest expense                                                                         14,086          11,700          10,639
   Amortization of deferred policy acquisition costs                                       178,009         210,647         212,045
   Capitalization of policy acquisition costs                                             (354,230)       (361,563)       (361,349)
                                                                                     -------------   -------------   -------------
         Total benefits and expenses                                                     5,038,252       3,977,974       3,597,665
                                                                                     -------------   -------------   -------------
           Income from operations before taxes                                             423,916         278,174         344,169

   Income tax expense (benefit):
        Current                                                                            131,116          97,425          46,027
        Deferred                                                                          (135,745)        (32,860)         48,153
                                                                                     -------------   -------------   -------------
          Total income tax expense (benefit)                                                (4,629)         64,565          94,180
                                                                                     -------------   -------------   -------------
            Net income                                                                     428,545         213,609         249,989
                   Less: Net income attributable to noncontrolling interests                 1,105             409             468
                                                                                     -------------   -------------   -------------
                        Net income attributable to Minnesota Life Insurance Company
                          and subsidiaries                                           $     427,440   $     213,200   $     249,521
                                                                                     =============   =============   =============

Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on securities arising during the period         $     334,140   $     124,139   $    (463,641)
   Unrealized gains (losses) on securities - other than temporary impairments               (2,270)          1,734          (2,129)
   Adjustment to deferred policy acquisition costs                                        (190,594)        (82,037)        208,912
   Adjustment to reserves                                                                   27,240          12,032          22,718
   Adjustment to unearned premiums and fees                                                168,605          72,377        (106,247)
   Adjustment to pension and other retirement plans                                         (1,985)            305           3,952
                                                                                     -------------   -------------   -------------
     Other comprehensive income (loss), before tax                                         335,136         128,550        (336,435)
     Income tax benefit (expense) related to items of other comprehensive income          (115,839)        (44,779)        117,620
                                                                                     -------------   -------------   -------------
        Other comprehensive income (loss), net of tax                                      219,297          83,771        (218,815)
                                                                                     -------------   -------------   -------------
          Comprehensive income                                                             647,842         297,380          31,174
            Less: Comprehensive income attributable to noncontrolling interests              1,105             409             468
                                                                                     -------------   -------------   -------------
               Comprehensive income attributable to Minnesota Life Insurance
                Company and subsidiaries                                             $     646,737   $     296,971   $      30,706
                                                                                     =============   =============   =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                       MINNESOTA
                                                                                         LIFE
                                                           ACCUMULATED                 INSURANCE
                                              ADDITIONAL      OTHER                   COMPANY AND
                                     COMMON    PAID IN    COMPREHENSIVE   RETAINED    SUBSIDIARIES  NONCONTROLLING     TOTAL
                                     STOCK     CAPITAL        INCOME      EARNINGS       EQUITY       INTERESTS        EQUITY
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
2015:
 Balance, beginning of year        $   5,000  $  196,254  $     335,810  $ 3,281,476  $  3,818,540  $       31,605  $ 3,850,145

   Comprehensive income:
     Net income                           --          --             --      249,521       249,521             468      249,989
     Other comprehensive loss             --          --       (218,815)          --      (218,815)             --     (218,815)
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                           30,706             468       31,174

   Change in equity of
     noncontrolling interests             --          --             --           --            --          (1,386)      (1,386)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  196,254  $     116,995  $ 3,530,997  $  3,849,246  $       30,687  $ 3,879,933
                                   =========  ==========  =============  ===========  ============  ==============  ===========

2016:
 Balance, beginning of year        $   5,000  $  196,254  $     116,995  $ 3,530,997  $  3,849,246  $       30,687  $ 3,879,933

   Comprehensive income:
     Net income                           --          --             --      213,200       213,200             409      213,609
     Other comprehensive income           --          --         83,771           --        83,771              --       83,771
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                          296,971             409      297,380

   Dividends to stockholder               --          --             --       (2,000)       (2,000)             --       (2,000)

   Change in equity of
     noncontrolling interests             --          --             --           --            --          (1,634)      (1,634)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  196,254  $     200,766  $ 3,742,197  $  4,144,217  $       29,462  $ 4,173,679
                                   =========  ==========  =============  ===========  ============  ==============  ===========

2017:
 Balance, beginning of year        $   5,000  $  196,254  $     200,766  $ 3,742,197  $  4,144,217  $       29,462  $ 4,173,679

   Comprehensive income:
     Net income                           --          --             --      427,440       427,440           1,105      428,545
     Other comprehensive income           --          --        219,297           --       219,297              --      219,297
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                          646,737           1,105      647,842

   Dividends to stockholder               --          --             --     (188,705)     (188,705)             --     (188,705)

   Contributions to additional
     paid in capital                      --      17,841             --           --        17,841              --       17,841

   Change in equity of
      noncontrolling interests            --          --             --           --            --          (2,796)      (2,796)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  214,095  $     420,063  $ 3,980,932  $  4,620,090  $       27,771  $ 4,647,861
                                   =========  ==========  =============  ===========  ============  ==============  ===========

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                         2017           2016           2015
                                                                                     ------------   ------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $    428,545   $    213,609   $    249,989
Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to annuity and insurance contracts                                   254,665        257,848        258,830
   Fees deducted from policy and contract balances                                       (546,015)      (511,113)      (476,389)
   Change in future policy benefits                                                     1,322,592        305,422         59,742
   Change in other policyholder liabilities, net                                         (106,521)       577,282        123,827
   Amortization of deferred policy acquisition costs                                      178,009        210,647        212,045
   Capitalization of policy acquisition costs                                            (354,230)      (361,563)      (361,349)
   Change in premiums and fees receivable                                                 (56,057)         4,114        (28,833)
   Deferred tax provision                                                                (135,745)       (32,860)        48,153
   Change in income tax recoverables / liabilities - current                               17,127         15,806         (4,462)
   Net realized investment losses (gains)                                                 (52,525)         4,546         (9,643)
   Change in reinsurance recoverables                                                     (65,071)       (23,478)         8,673
   Other, net                                                                             102,592         28,664         61,024
                                                                                     ------------   ------------   ------------
     Net cash provided by operating activities                                            987,366        688,924        141,607
                                                                                     ------------   ------------   ------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                                            3,279,847      3,266,663      2,003,169
   Equity securities                                                                      286,719        288,190        287,535
   Alternative investments                                                                130,997        104,581         87,763
   Derivative instruments                                                                 463,171        206,895        238,574
   Other invested assets                                                                  298,737          2,509         25,679
Proceeds from maturities and repayments of:
   Fixed maturity securities                                                              990,429      1,001,019      1,075,583
   Mortgage loans                                                                         218,598        221,902        306,273
Purchases and originations of:
   Fixed maturity securities                                                           (6,247,888)    (5,383,602)    (4,047,304)
   Equity securities                                                                     (231,366)      (310,755)      (361,671)
   Mortgage loans                                                                        (715,371)      (643,688)      (494,248)
   Alternative investments                                                               (101,583)      (105,648)      (111,107)
   Derivative instruments                                                                (306,836)      (266,110)      (289,510)
   Other invested assets                                                                  (12,993)        (4,787)       (22,131)
Finance receivable originations or purchases                                              (55,200)      (222,528)      (220,575)
Finance receivable principal payments                                                      65,824        199,090        194,355
Securities in transit                                                                       3,161        (39,769)        43,717
Other, net                                                                               (420,845)      (154,800)       (46,814)
                                                                                     ------------   ------------   ------------
     Net cash used for investing activities                                            (2,354,599)    (1,840,838)    (1,330,712)
                                                                                     ------------   ------------   ------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                                    4,837,422      3,973,399      3,678,808
Withdrawals from annuity and insurance contracts                                       (3,249,602)    (2,813,716)    (2,575,133)
Change in amounts drawn in excess of cash balances                                         47,884        (26,325)        (8,628)
Proceeds from issuance of short-term debt                                                  80,000        275,000        200,000
Payment on short-term debt                                                               (110,000)      (275,000)      (200,000)
Proceeds from issuance of long-term debt                                                  200,000        100,000         50,000
Payment on long-term debt                                                                (200,000)            --        (75,000)
Dividends paid to stockholder                                                            (185,142)            --             --
Other, net                                                                                (37,856)        10,772         10,140
                                                                                     ------------   ------------   ------------
     Net cash provided by financing activities                                          1,382,706      1,244,130      1,080,187
                                                                                     ------------   ------------   ------------
Net increase (decrease) in cash and cash equivalents                                       15,473         92,216       (108,918)
Cash and cash equivalents, beginning of year                                              359,818        267,602        376,520
                                                                                     ------------   ------------   ------------
Cash and cash equivalents, end of year                                               $    375,291   $    359,818   $    267,602
                                                                                     ============   ============   ============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

    The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance, retirement and investment products and services designed principally to protect and enhance the long-term financial security of individuals and families.

    The Company, which operates in the United States, generally offers the following types of products directly and through its various subsidiaries:

        - Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
        - Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
        - Financial advice, investment advisory, and wealth management services.
        - Group life insurance and voluntary products to private and public employers.
        - Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
        - Life insurance protection through banks, credit unions, and finance companies along with distribution of financial institution products and services.
        -   Investment and asset management services.

    The Company serves nearly 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

    During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC
    (PFC), whose revenues are primarily represented by finance charge income. Held-for-sale criteria was satisfied in 2016 and, as of December 31, 2016, the Company held PFC at its carrying value which is lower than its fair value less cost to sell. The transaction closed effective March 31, 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

    The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in policyholder mortality, policyholder morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

    The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs, unearned premiums and fees, and reinsurance recoverables for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits obligation. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INSURANCE REVENUES AND EXPENSES

    Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate and supplemental annuities paid for life, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

    Nontraditional life insurance products include individual fixed, indexed and variable universal life insurance and adjustable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Variable and fixed indexed annuity guaranteed benefit rider charges are recognized as revenue when assessed. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

    Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

    Certain nontraditional life insurance products, specifically individual universal life, variable life and adjustable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income
    (loss) on the consolidated statements of operations and comprehensive income.

    COMMISSION INCOME

    Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

    Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

    The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

    Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

    The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments.

    For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

    Equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are classified as available for sale and are carried at fair value, which generally are quoted market prices of the funds' net asset value. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

    Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, unearned premiums and fees, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in equity.

    Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

    Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

    Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell.

    Policy loans are carried at the unpaid principal balance.

    Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers commercial paper with original maturity dates of less than three months and all money market funds to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

    A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $41,762 and $40,850 at December 31, 2017 and 2016, respectively.

    Finance receivables that management had the intent and ability to hold for the foreseeable future or until maturity or payoff were reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2016 were consistent with the rates at which loans would have been made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2016 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

    The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows, interest crediting or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

    Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income.

    The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These derivative instruments are reported at fair value with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    REALIZED AND UNREALIZED GAINS AND LOSSES

    Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected using the original purchase yield as the discount rate is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

    For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

    For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

    The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

    For available-for-sale equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

    All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

    The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2017 or 2016.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

    The Company periodically invests money in its separate accounts. At December 31, 2017 and 2016, the fair value of these investments included within equity securities, available-for-sale on the consolidated balance sheets was $63,390 and $55,430, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

    The Company's finance receivables portfolio primarily was comprised of smaller balance homogeneous loans. The loans were originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also held a smaller portfolio of retail installment notes that were primarily originated through contracts with retail stores within the same regions as the branch locations.

    The Company had the intent and ability to hold the finance receivables for the foreseeable future or until maturity or payoffs. The finance receivables were reported at their outstanding unpaid principal balances reduced by an allowance for losses.

    The Company used the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables were reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables was suspended once an account has recognized 60-days of accrued charges. The account was subsequently accounted for on a cash basis. Accrual was resumed when there were less than 60-days of accrued charges. Accrual of finance charges and interest was suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they were considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income totaled $4, $14 and $14 for the years ended December 31, 2017, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

    The majority of the Company's finance receivables were smaller balance homogeneous loans. These loans had traditionally been evaluated collectively for impairment. The Company had elected to bifurcate the finance receivables into three segments. The segments were evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets was adequate to absorb probable losses on existing receivables. Risk characteristics included consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used were updated periodically to reflect management's view of current conditions. Changes in estimates could have significantly affected the allowance for losses.

    It was the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they were deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that had been individually reviewed by management and were deemed to warrant further collection effort.

    The adequacy of the allowance for losses was highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to have been received on impaired loans. Such estimates, evaluations, and cash flows would have been subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates were reviewed periodically and adjustments, if necessary, were recorded in the provision for credit losses in the periods in which they had become known.

    Impaired loans not considered TDRs were generally larger (greater than $50) real estate secured loans that were at least 60 days past due. A loan was classified as impaired when, based upon current information and events, it was probable that the Company would have been unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance was calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan was collateral dependent. Interest payments received on impaired loans were generally applied to principal unless the remaining principal balance was considered to be fully collectible.

    TDRs were those loans for which the Company had granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occurred as a result of loan modifications forced by personal bankruptcy court rulings, where the Company was required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expected borrowers whose loans have been modified under those situations to have been able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally did not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

    The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

    For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits and the assumptions are locked.

    For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of actual and estimated future gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

    For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.50% to 7.25% at December 31, 2017 and 2016 depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

    Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

    DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

    The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                   2017         2016
                                                ----------   ---------
      Balance at beginning of year              $   28,475   $  28,370
      Capitalization                                 3,022       4,466
      Amortization and interest                     (2,687)     (4,289)
      Adjustment for unrealized gains (losses)         232         (72)
                                                ----------   ---------
      Balance at end of year                    $   29,042   $  28,475
                                                ==========   =========

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    GOODWILL AND OTHER INTANGIBLE ASSETS

    In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

    The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

    The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected undiscounted future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

    Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $32,220 and $44,569 as of December 31, 2017 and 2016, respectively, and amortized software expense of $16,004, $17,574 and $21,868 for the years ended December 31, 2017, 2016 and 2015, respectively.

    PROPERTY AND EQUIPMENT

    Property and equipment are carried at cost, net of accumulated depreciation of $132,330 and $139,872 at December 31, 2017 and 2016, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2017, 2016 and 2015, was $15,506, $16,886, and $11,074,
    respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REINSURANCE

    Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and policyholder liabilities. Amounts recoverable from reinsurers are estimated in a manner consistent with the policyholder liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

    Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits, sales inducements and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

    Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2017, the Company has assumed an average rate of investment yields ranging from 2.97% to 6.21%.

    Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

    Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

    Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2017 and 2016, the total participating business in force was $2,194,452 and $2,217,164, respectively. As a percentage of total life insurance in force, participating business in force represents 0.2% at December 31, 2017 and 2016.

    INCOME TAXES

    The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

    Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INCOME TAXES (CONTINUED)

    The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

    The Company's consolidated financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company's control or are subject to change. As such, actual results could differ from the estimates used in the consolidated financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

       - Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.

       - Investment-related risks such as those related to valuation, impairment, and concentration.

       - Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.

       -    Acquisition, disposition, or other structural change related risks.

       - Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

    The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the consolidated financial statements.

(4) NEW ACCOUNTING PRONOUNCEMENTS

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In January 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220), Reclassisfication of Certain Tax Effects from Accumulated Other Comprehensive Income, which provides companies with an option to reclassify stranded tax effects within accumulated other comprehensive income to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. ASU 2018-02 is effective for annual reporting periods beginning on January 1, 2019, with early adoption permitted. An entity may apply the new guidance using one of the following two methods: (1) in the period of adoption or (2) retrospectively to each period (or periods) presented, in which the effect of the change in the U.S federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company expects to adopt the guidance in 2018 and upon adoption expects to reclassify approximately $76,135 of unrealized deferred taxes, from accumulated other comprehensive income to retained earnings.

    In March 2017, the FASB issued ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities, shortening the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning on January 1, 2019 and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings. Early adoption is permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In March 2017, the FASB issued ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, requiring an employer that offers to its employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the statement of operations separately from the service cost component and outside a subtotal of income from operations, if one is presented. The new guidance is effective for annual periods beginning on January 1, 2018. Early adoption is permitted as of the beginning of an annual period for which financial statements have not been issued or made available for issuance. The guidance should be applied retrospectively for the presentation of the service cost component in the statement of operations and allows a practical expedient for the estimation basis for applying the retrospective presentation requirements. The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for the annual reporting period beginning January 1, 2020 and is required to be applied on a prospective basis with early adoption permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business when evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a prospective basis. The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires additional disclosures and modification to the statement of cash flows to provide additional information on the changes in cash, cash equivalents and restricted cash. ASU 2016-18 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain transactions are to be presented on the statement of cash flows. ASU 2016-15 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss impairment methodology. The revised guidance removes recognition thresholds and will require companies to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that an entity expects to collect over the instrument's contractual life along with enhanced disclosures. ASU 2016-13 is effective for the annual reporting period beginning on January 1, 2020 and is required to be applied on a modified retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. During a July 2017 FASB Emerging Issues Task Force (EITF) meeting, it was announced that the Securities and Exchange Commission (SEC) staff would not object if a Public Business Entity (PBE) that otherwise would not meet the definition of a PBE except for the requirement to include, or the inclusion of, its financial statements in another entity's filing with the SEC, uses private company adoption dates for ASU 2016-02. The Company meets the criteria as an "Excluded PBE", and as such, intends to use the private company adoption dates for ASU 2016-02. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2020. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment as of the beginning of the period of adoption. Upon adoption of the guidance the Company will reclassify approximately $70,000 of unrealized holding gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to equity securities meeting the ASU 2016-01 definition.

    In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defered the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. During a July 2017 FASB Emerging Issues Task Force (EITF) meeting, it was announced that the SEC staff would not object if a PBE that otherwise would not meet the definition of a PBE except for the requirement to include, or the inclusion of, its financial statements in another entity's filing with the SEC, uses private company adoption dates for ASU 2014-09. The Company meets the criteria as an "Excluded PBE", and as such, intends to use the private company adoption dates for ASU 2014-09. ASU 2014-09 is effective for annual reporting periods beginning on January 1, 2019. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

    The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2017 and 2016. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, certain publicly traded corporate fixed maturity securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

        Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

        Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and indexed features on certain life and annuity contracts.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                     DECEMBER 31, 2017
                                                                 ---------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                                                 -------------  -------------  -------------  ------------
        Fixed maturity securities, available-for-sale:
          U.S. government securities                             $     495,440  $          --  $          --  $    495,440
          Agencies not backed by the full faith and credit of
           the U.S. government                                              --        868,236             --       868,236
          Foreign government securities                                     --         36,493             --        36,493
          Corporate securities                                              --      9,131,290      1,305,957    10,437,247
          Asset-backed securities                                           --        550,891         52,987       603,878
          Commercial mortgage-backed securities (CMBS)                      --      1,593,806             --     1,593,806
          Residential mortgage-backed securities (RMBS)                     --      2,073,400              5     2,073,405
                                                                 -------------  -------------  -------------  ------------
            Total fixed maturity securities, available-for-sale        495,440     14,254,116      1,358,949    16,108,505
        Equity securities, available-for-sale                          468,156         76,544             67       544,767
        Derivative instruments:
          TBA derivative instruments                                        --         31,714             --        31,714
          Other derivative instruments                                      13        469,267             --       469,280
                                                                 -------------  -------------  -------------  ------------
            Total derivative instruments                                    13        500,981             --       500,994
                                                                 -------------  -------------  -------------  ------------
              Total investments                                        963,609     14,831,641      1,359,016    17,154,266
        Cash equivalents                                               288,998          2,160             --       291,158
        Separate account assets                                      4,904,223     20,018,589            886    24,923,698
                                                                 -------------  -------------  -------------  ------------
              Total financial assets                             $   6,156,830  $  34,852,390  $   1,359,902  $ 42,369,122
                                                                 =============  =============  =============  ============

        Policy and contract account balances (1)                 $          --  $          --  $     402,466  $    402,466
        Future policy and contract benefits (1)                             --             --         17,498        17,498
        Derivative instruments (2)                                          13        111,333             --       111,346
                                                                 -------------  -------------  -------------  ------------
              Total financial liabilities                        $          13  $     111,333  $     419,964  $    531,310
                                                                 =============  =============  =============  ============

----------
    (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and fixed indexed annuity and fixed indexed universal life products are considered embedded derivatives, resulting in the embedded derivatives being separated from the host contract and recognized at fair value.

    (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                     DECEMBER 31, 2016
                                                                 ---------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                                                 -------------  -------------  -------------  ------------
        Fixed maturity securities, available-for-sale:
          U.S. government securities                             $     293,539  $          --  $          --  $    293,539
          Agencies not backed by the full faith and credit of
           the U.S. government                                              --        820,335             --       820,335
          Foreign government securities                                     --         37,064             --        37,064
          Corporate securities                                           1,607      7,915,599      1,041,343     8,958,549
          Asset-backed securities                                           --        434,006         38,833       472,839
          CMBS                                                              --      1,398,895             --     1,398,895
          RMBS                                                              --      1,778,276             23     1,778,299
                                                                 -------------  -------------  -------------  ------------
            Total fixed maturity securities, available-for-sale        295,146     12,384,175      1,080,199    13,759,520
        Equity securities, available-for-sale                          474,974         77,427             87       552,488
        Derivative instruments:
          TBA derivative instruments                                        --         18,847             --        18,847
          Other derivative instruments                                      15        346,281             --       346,296
                                                                 -------------  -------------  -------------  ------------
            Total derivative instruments                                    15        365,128             --       365,143
                                                                 -------------  -------------  -------------  ------------
              Total investments                                        770,135     12,826,730      1,080,286    14,677,151
        Cash equivalents                                               231,959         12,145             --       244,104
        Separate account assets                                      3,932,516     17,415,512          1,809    21,349,837
                                                                 -------------  -------------  -------------  ------------
              Total financial assets                             $   4,934,610  $  30,254,387  $   1,082,095  $ 36,271,092
                                                                 =============  =============  =============  ============

        Policy and contract account balances (1)                 $          --  $          --  $     262,102  $    262,102
        Future policy and contract benefits (1)                             --             --         34,283        34,283
        Derivative instruments (2)                                         741         70,743             --        71,484
                                                                 -------------  -------------  -------------  ------------
              Total financial liabilities                        $         741  $      70,743  $     296,385  $    367,869
                                                                 =============  =============  =============  ============

----------
    (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and fixed index annuity and fixed indexed universal life products are considered embedded derivatives, resulting in the embedded derivatives being separated from the host contract and recognized at fair value.

    (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

    When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

    Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

    For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models with unobservable inputs or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE

    The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

    Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

    The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

    Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

    SEPARATE ACCOUNT ASSETS

    Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

    Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed annuity and fixed universal life products.

    The fair value for embedded derivatives related to fixed indexed annuity and indexed universal life products is based on the present value of future index returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business and uses standard capital market techniques, such as the Black-Scholes, with certain unobservable inputs such as mortality, lapse, and volatility.

    The fair value for living benefit guarantee embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

    Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

    These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2017:

                                                      TOTAL REALIZED AND
                                                       UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN:
                                                   --------------------------
                                                                    OTHER       TRANSFERS    TRANSFERS     PURCHASES,
                                       BALANCE AT     NET       COMPREHENSIVE     IN TO        OUT OF      SALES AND   BALANCE AT
                                       BEGINNING     INCOME        INCOME        LEVEL 3      LEVEL 3     SETTLEMENTS    END OF
                                        OF YEAR       (1)          (LOSS)          (2)          (2)         NET (3)       YEAR
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
        Fixed maturity securities,
         available-for sale:
          Corporate securities        $ 1,041,343  $    (2,482) $      13,140  $        --  $        --  $    253,956  $ 1,305,957
          Asset-backed securities          38,833         (321)          (216)          --           --        14,691       52,987
          RMBS                                 23           --             14           --           (4)          (28)           5
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
            Total fixed maturity
             securities, available-
             for-sale                   1,080,199  $    (2,803)        12,938           --           (4)      268,619    1,358,949
        Equity securities, available-
         for-sale                              87           --            (20)          --           --            --           67
        Separate account assets             1,809           --           (107)          --       (1,590)          774          886
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
            Total financial assets    $ 1,082,095  $    (2,803) $      12,811  $        --  $    (1,594) $    269,393  $ 1,359,902
                                      ===========  ===========  =============  ===========  ===========  ============  ===========

----------
    (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

    (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2017:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                            PURCHASES        SALES          SETTLEMENTS        NET
                                                         --------------  ---------------  --------------  --------------
        Fixed maturity securities, available-for-sale:
          Corporate securities                           $      453,900  $       (15,315) $     (184,629) $      253,956
          Asset-backed securities                                22,000               --          (7,309)         14,691
          RMBS                                                       --               --             (28)            (28)
                                                         --------------  ---------------  --------------  --------------
            Total fixed maturity securities, available-
              for-sale                                          475,900          (15,315)       (191,966)        268,619
        Separate account assets                                   1,178             (404)             --             774
                                                         --------------  ---------------  --------------  --------------
              Total financial assets                     $      477,078  $       (15,719) $     (191,966) $      269,393
                                                         ==============  ===============  ==============  ==============

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                       UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN:
                                                   --------------------------
                                                                    OTHER       TRANSFERS    TRANSFERS     PURCHASES,
                                       BALANCE AT     NET       COMPREHENSIVE     IN TO        OUT OF      SALES AND   BALANCE AT
                                       BEGINNING     INCOME        INCOME        LEVEL 3      LEVEL 3     SETTLEMENTS    END OF
                                        OF YEAR       (1)          (LOSS)          (2)          (2)         NET (3)       YEAR
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
        Fixed maturity securities,
         available-for sale:
         Corporate securities         $   904,066  $      (216) $      (2,816) $        --  $        --  $    140,309  $ 1,041,343
         Asset-backed securities           45,488           --           (221)          --       (5,000)       (1,434)      38,833
         CMBS                              22,734           --             --           --      (22,734)           --           --
         RMBS                                  64           12             30           --           --           (83)          23
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
           Total fixed maturity
             securities, available-
             for-sale                     972,352  $      (204)        (3,007)          --      (27,734)      138,792    1,080,199
        Equity securities,
         available-for-sale                   113           --            (26)          --           --            --           87
        Separate account assets             1,613           --             95           92          (87)           96        1,809
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
              Total financial assets  $   974,078  $      (204) $      (2,938) $        92  $   (27,821) $    138,888  $ 1,082,095
                                      ===========  ===========  =============  ===========  ===========  ============  ===========

----------
    (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

    (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2016:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                            PURCHASES        SALES          SETTLEMENTS        NET
                                                         --------------   --------------  --------------  --------------
        Fixed maturity securities, available-for-sale:
         Corporate securities                            $      274,260   $       (6,784) $     (127,167) $      140,309
         Asset-backed securities                                    579               --          (2,013)         (1,434)
         RMBS                                                        --               --             (83)           (83)
                                                         --------------   --------------  --------------  --------------
           Total fixed maturity securities, available-
            for-sale                                            274,839           (6,784)       (129,263)        138,792
        Separate account assets                                     192              (90)             (6)             96
                                                         --------------   --------------  --------------  --------------
            Total financial assets                       $      275,031   $       (6,874) $     (129,269) $      138,888
                                                         ==============   ==============  ==============  ==============

    Transfers of securities among the levels occur at the beginning of the reporting period.

    There were no transfers between Level 1 and Level 2 for the years ended December 31, 2017 and 2016.

    There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2017 and 2016.

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

                                            TOTAL REALIZED AND UNREALIZED
                                             (GAINS) LOSSES INCLUDED IN:
                                           -------------------------------
                                                               OTHER
                             BALANCE AT                     COMPREHENSIVE
                             BEGINNING       NET INCOME        INCOME                                       BALANCE AT
                              OF YEAR           (1)            (LOSS)         ISSUANCES     SETTLEMENTS    END OF YEAR
                           --------------  --------------  ---------------  -------------  -------------  -------------
      Policy and contract
        account balances   $      262,102  $      319,262  $            --  $     218,732  $    (397,630) $     402,466
      Future policy and
        contract benefits          34,283         (17,795)              --             --          1,010         17,498
                           --------------  --------------  ---------------  -------------  -------------  -------------
          Total financial
            liabilities    $      296,385  $      301,467  $            --  $     218,732  $    (396,620) $     419,964
                           ==============  ==============  ===============  =============  =============  =============

----------
      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

    There were no transfers in to or out of Level 3 for the year ended December 31, 2017.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

                                              TOTAL REALIZED AND
                                              UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                          ---------------------------
                                                            OTHER
                             BALANCE AT        NET      COMPREHENSIVE   TRANSFERS    TRANSFERS                    BALANCE
                             BEGINNING       INCOME        INCOME         IN TO       OUT OF                     AT END OF
                              OF YEAR          (1)         (LOSS)        LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                            ------------  ------------  -------------  -----------  -----------  -------------  -----------
      Policy and contract
       account balances     $    102,696  $    159,406  $          --  $        --  $        --  $          --  $   262,102
      Future policy and
       contract benefits          54,512       (20,182)            --           --           --            (47)      34,283
                            ------------  ------------  -------------  -----------  -----------  -------------  -----------
         Total financial
          liabilities       $    157,208  $    139,224  $          --  $        --  $        --  $         (47) $   296,385
                            ============  ============  =============  ===========  ===========  =============  ===========

----------
      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2017:

                                                                                                         RANGE
    LEVEL 3 INSTRUMENT             FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT      (WEIGHTED AVERAGE)
    ----------------------------  ------------  -----------------------  ----------------------  ----------------------
    Fixed maturity securities,
     available-for-sale:

                                                                         Yield/spread to            65 bps - 189 bps
      Corporate securities        $  1,305,957   Discounted cash flow    U.S. Treasuries (1)            (117 bps)

                                                                         Yield/spread to           68 bps - 1,309 bps
      Asset-backed securities           52,987   Discounted cash flow    U.S. Treasuries (1)            (233 bps)

    Liabilities:

      Policy and contract                        Discounted cash flow/   Mortality rates (2)         2012 IAM table
       account balances           $    402,466      Option pricing       Lapse rates (3)               0% to 16%
                                                      techniques         Market volatility (6)         0% to 30%

      Future policy and contract                 Discounted cash flow/   Mortality rates (2)         2012 IAM table
       benefits                         17,498      Option pricing       Lapse rates (3)               0% to  18%
                                                      techniques         Utilization rates (4)         0% to 100%
                                                                         Withdrawal rates (5)          0% to   7%
                                                                         Market volatility (6)         0% to  20%
                                                                         Nonperformance risk
                                                                           spread (7)                    0.2%

----------
    (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

    (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

    (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

    (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

    (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

    (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

    (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2016:

                                                                                                         RANGE
    LEVEL 3 INSTRUMENT             FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT      (WEIGHTED AVERAGE)
    ----------------------------  ------------  -----------------------  ----------------------  ----------------------
    Fixed maturity securities,
     available-for-sale:

                                                                         Yield/spread to            72 bps - 206 bps
      Corporate securities        $  1,041,343   Discounted cash flow    U.S. Treasuries (1)            (135 bps)

                                                                         Yield/spread to           87 bps - 1,207 bps
      Asset-backed securities           38,833   Discounted cash flow    U.S. Treasuries (1)            (193 bps)

    Liabilities:

      Policy and contract                        Discounted cash flow/   Mortality rates (2)       Annuity 2000 table
       account balances           $    262,102      Option pricing       Lapse rates (3)               0% to 16%
                                                      techniques         Market volatility (6)         0% to 30%

      Future policy and contract                 Discounted cash flow/   Mortality rates (2)         Annuity 2000 table
       benefits                         34,283      Option pricing       Lapse rates (3)               0% to 18%
                                                      techniques         Utilization rates (4)         0% to 100%
                                                                         Withdrawal rates (5)          0% to   7%
                                                                         Market volatility (6)         0% to  20%
                                                                         Nonperformance risk
                                                                          spread (7)                      0.2%

----------
    (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

    (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

    (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

    (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

    (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

    (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

    (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

    The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

    For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

    For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

    The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2017 and 2016.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                  DECEMBER 31, 2017
                                      -------------------------------------------------------------------------
                                        CARRYING
                                          VALUE                              FAIR VALUE
                                      -------------  ----------------------------------------------------------
                                          TOTAL         LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                      -------------  -------------  -------------  -------------  -------------
       Assets:
        Mortgage loans, net           $   3,042,230  $          --  $          --  $   3,045,821  $   3,045,821
        Policy loans                        474,133             --             --        572,334        572,334

       Liabilities:
        Deferred annuities            $   2,325,831  $          --  $          --  $   2,328,321  $   2,328,321
        Other fund deposits               2,197,565             --             --      2,183,873      2,183,873
        Supplementary contracts
        without life contingencies          125,920             --             --        125,920        125,920
        Annuity certain contracts            95,803             --             --         99,822         99,822
        Short-term debt                      20,000             --             --         20,000         20,000
        Long-term debt                      468,000             --             --        470,880        470,880
        Separate account liabilities     16,731,642      4,904,223     11,826,533            886     16,731,642

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value (Continued).

                                                                 DECEMBER 31, 2016
                                     -------------------------------------------------------------------------
                                       CARRYING
                                         VALUE                              FAIR VALUE
                                     -------------  ----------------------------------------------------------
                                         TOTAL         LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                     -------------  -------------  -------------  -------------  -------------
       Assets:
        Mortgage loans, net          $   2,544,437  $          --  $          --  $   2,527,742  $   2,527,742
        Policy loans                       426,971             --             --        515,602        515,602

       Liabilities:
        Deferred annuities           $   2,158,937  $          --  $          --  $   2,259,518  $   2,259,518
        Other fund deposits              2,200,721             --             --      2,186,511      2,186,511
        Supplementary contracts
        without life contingencies         117,206             --             --        117,206        117,206
        Annuity certain contracts           85,785             --             --         88,408         88,408
        Short-term debt                     50,000             --             --         50,000         50,000
        Long-term debt                     468,000             --             --        470,628        470,628
        Separate account liabilities    14,039,115      3,932,516     10,104,790          1,809     14,039,115

    Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

    The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2017 and 2016 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

    The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

    The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

    Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

    The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

    The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

    The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $2,020,098 and $1,727,155 agency backed RMBS, and $53,307 and $51,144 non-agency backed RMBS as of December 31, 2017 and 2016, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2017 was $505 with unrealized losses totaling $28. The fair value of the Company's subprime securities as of December 31, 2016 was $3,273 with unrealized losses totaling $48.

    The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

    The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $544,767 and $552,488 as of December 31, 2017 and 2016, respectively.

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                     GROSS          GROSS
                                                    AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
       DECEMBER 31, 2017                              COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
       -----------------------------------------  -------------  -------------  -------------  -------------  -------------
       U.S. government securities                 $     480,172  $      15,432  $         532  $        (368) $     495,440
       Agencies not backed by the full faith and
        credit of the U.S. government                   834,859         34,335            958             --        868,236
       Foreign government securities                     33,421          3,073              1             --         36,493
       Corporate securities                           9,936,251        516,982         16,632           (646)    10,437,247
       Asset-backed securities                          589,719         15,446          1,386            (99)       603,878
       CMBS                                           1,572,057         25,509          4,574           (814)     1,593,806
       RMBS                                           1,996,512         76,526          2,076         (2,443)     2,073,405
                                                  -------------  -------------  -------------  -------------  -------------
         Total fixed maturity securities,
           available-for-sale                        15,442,991        687,303         26,159         (4,370)    16,108,505
       Equity securities, available-for-sale            456,162         92,991          4,386             --        544,767
                                                  -------------  -------------  -------------  -------------  -------------
             Total                                $  15,899,153  $     780,294  $      30,545  $      (4,370) $  16,653,272
                                                  =============  =============  =============  =============  =============

----------
    (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                     GROSS          GROSS
                                                    AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
       DECEMBER 31, 2016                              COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
       -----------------------------------------  -------------  -------------  -------------  -------------  -------------
       U.S. government securities                 $     275,240  $      18,900  $         762  $        (161)  $     293,539
       Agencies not backed by the full faith and
        credit of the U.S. government                   813,892         15,827          9,384             --         820,335
       Foreign government securities                     33,244          3,820             --             --          37,064
       Corporate securities                           8,732,000        318,757         94,430         (2,222)      8,958,549
       Asset-backed securities                          464,388         13,940          5,616           (127)        472,839
       CMBS                                           1,382,327         27,739         13,657         (2,486)      1,398,895
       RMBS                                           1,694,754         84,354          2,453         (1,644)      1,778,299
                                                  -------------  -------------  -------------  -------------   -------------
            Total fixed maturity securities,
             available-for-sale                      13,395,845        483,337        126,302         (6,640)     13,759,520
       Equity securities, available-for-sale            489,747         69,387          6,646             --         552,488
                                                  -------------  -------------  -------------  -------------   -------------
                 Total                            $  13,885,592  $     552,724  $     132,948  $      (6,640)  $  14,312,008
                                                  =============  =============  =============  =============   =============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

    The amortized cost and fair value of fixed maturity securities at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AVAILABLE-FOR-SALE
                                                    --------------------------------
                                                       AMORTIZED          FAIR
                                                         COST             VALUE
                                                    ---------------  ---------------
       Due in one year or less                      $       304,425  $       308,279
       Due after one year through five years              2,340,398        2,459,888
       Due after five years through ten years             3,585,640        3,695,615
       Due after ten years                                5,054,240        5,373,634
                                                    ---------------  ---------------
                                                         11,284,703       11,837,416
       Asset-backed and mortgage-backed securities        4,158,288        4,271,089
                                                    ---------------  ---------------
         Total                                      $    15,442,991  $    16,108,505
                                                    ===============  ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                    DECEMBER 31, 2017
                                                  ------------------------------------------------------
                                                                   LESS THAN 12 MONTHS
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     40,034  $     40,175  $        141            25
       Agencies not backed by the full faith and
        credit of the U.S. government                   74,124        74,705           581            26
       Foreign government securities                       217           218             1             1
       Corporate securities                            724,615       731,655         7,040           192
       Asset-backed securities                         167,513       168,326           813            62
       CMBS                                            424,372       426,822         2,450            32
       RMBS                                            280,077       281,317         1,240            49
       Equity securities, available-for-sale            44,274        47,398         3,124            48

                                                                    DECEMBER 31, 2017
                                                  ------------------------------------------------------
                                                                   12 MONTHS OR GREATER
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     17,171  $     17,562  $        391            11
       Agencies not backed by the full faith and
        credit of the U.S. government                   20,049        20,426           377            12
       Corporate securities                            413,112       422,727         9,615            70
       Asset-backed securities                          42,921        43,494           573            18
       CMBS                                             76,703        78,829         2,126            21
       RMBS                                             43,349        44,305           956            45
       Equity securities, available-for-sale             6,141         7,403         1,262            10

                                                                    DECEMBER 31, 2016
                                                  ------------------------------------------------------
                                                                    LESS THAN 12 MONTHS
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     36,201  $     36,939  $        738            29
       Agencies not backed by the full faith and
        credit of the U.S. government                  301,927       311,311         9,384            57
       Corporate securities                          2,130,839     2,200,276        69,437           373
       Asset-backed securities                         148,534       153,356         4,822            45
       CMBS                                            507,346       520,159        12,813            52
       RMBS                                            189,365       191,613         2,248            44
       Equity securities, available-for-sale            86,721        90,679         3,958            68

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                    DECEMBER 31, 2016
                                                  ------------------------------------------------------
                                                                   12 MONTHS OR GREATER
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $        830  $        854  $         24             1
       Corporate securities                            300,129       325,122        24,993            69
       Asset-backed securities                          15,833        16,627           794             6
       CMBS                                             19,830        20,695           865             8
       RMBS                                             17,289        17,930           641            24
       Equity securities, available-for-sale            26,683        29,371         2,688            25

    For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2017, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

    The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2017.

    U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

    Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company believes the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

    Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

    The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2017, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

    The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2017, 97.4% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2017, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 99.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    Equity securities with unrealized losses at December 31, 2017 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

    At December 31, 2017 and 2016, fixed maturity securities and cash equivalents with a carrying value of $23,579 and $21,694, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

    The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $3,042,230 and $2,544,437 at December 31, 2017 and 2016, respectively.

    The Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and Securian Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus).

    The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $122,700 and $132,500 were sold during 2017 and 2016, respectively.

    The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                           2017             2016
                                      ---------------  ---------------
       Industrial                     $       970,256  $       855,885
       Office buildings                       477,378          416,303
       Retail facilities                      739,360          610,197
       Apartment                              582,232          406,102
       Other                                  273,004          255,950
                                      ---------------  ---------------
         Total                        $     3,042,230  $     2,544,437
                                      ===============  ===============

    If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

    A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                    2017              2016             2015
                                               ---------------   ---------------  --------------
       Balance at beginning of year            $         2,620   $         2,431  $        2,270
         Addition to (release of) allowance               (999)              189             161
         Write-downs, net of recoveries                     --                --              --
                                               ---------------   ---------------  --------------
       Balance at end of year                  $         1,621   $         2,620  $        2,431
                                               ===============   ===============  ==============

       End of year valuation allowance basis:
         Specific allowance                    $           204   $         1,700  $        1,485
         General allowance                               1,417               920             946
                                               ---------------   ---------------  --------------
       Total valuation allowance               $         1,621   $         2,620  $        2,431
                                               ===============   ===============  ==============

    As of December 31, 2017, the Company had two loans with a total carrying value of $1,426, net of a $204 specific valuation allowance. The two loans were held in the office class. For those two loans, the interest income recognized for the year ended December 31, 2017 was $74. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2017. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2017.

    As of December 31, 2016, the Company had four loans with a total carrying value of $11,896, net of a $1,700 specific valuation allowance. The four loans were held in the office and retail facilities classes. For those four loans, the interest income recognized for the year ended December 31, 2016 was $839. The four loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2016. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2016.

    As of December 31, 2017, the Company had no delinquent mortgage loans.

    The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

    As of December 31, 2017 and 2016, there were no nonperforming loans.

    Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

    The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                    2017             2016            2015
                                               ---------------  ---------------  --------------
       Number of properties acquired                        --               --               1
       Carrying value of mortgage loans prior
         to real estate acquisition            $            --  $            --  $        5,300
       Loss recognized upon acquisition in
         satisfaction of debt                               --               --              --

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    ALTERNATIVE INVESTMENTS

    Alternative investments primarily consist of private equity funds, mezzanine debt funds and hedge funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

    The Company's composition of alternative investments by type were as follows:


                                                  DECEMBER 31, 2017                DECEMBER 31, 2016
                                          -------------------------------   --------------------------------
                                            CARRYING          PERCENT          CARRYING         PERCENT
                                              VALUE           OF TOTAL           VALUE          OF TOTAL
                                          --------------  ---------------   ---------------  ---------------
       Alternative investments:
         Private equity funds             $      412,350             64.3%  $       381,860             61.3%
         Mezzanine debt funds                    228,561             35.6%          240,221             38.6%
         Hedge funds                                 411              0.1%              595              0.1%
                                          --------------  ---------------   ---------------  ---------------
           Total alternative investments  $      641,322            100.0%  $       622,676            100.0%
                                          ==============  ===============   ===============  ===============

    NET INVESTMENT INCOME

    Net investment income for the years ended December 31 was as follows:

                                                           2017              2016              2015
                                                      ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale  $       611,400   $       576,244   $      544,543
       Equity securities, available-for-sale                   21,516            17,677           16,097
       Mortgage loans                                         126,620           116,034          104,155
       Policy loans                                            27,032            26,019           26,120
       Cash equivalents                                         1,796               416               33
       Alternative investments                                 22,768            13,217           21,009
       Derivative instruments                                    (627)               60               63
       Other invested assets                                    5,760             3,001            2,397
                                                      ---------------   ---------------   --------------
         Gross investment income                              816,265           752,668          714,417
       Investment expenses                                    (29,583)          (26,492)         (25,280)
                                                      ---------------   ---------------   --------------
         Total                                        $       786,682   $       726,176   $      689,137
                                                      ===============   ===============   ==============

    NET REALIZED INVESTMENT GAINS (LOSSES)

    Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                           2017              2016             2015
                                                      ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale  $        21,944   $        13,208   $      (25,713)
       Equity securities, available-for-sale                   23,238             4,426            7,912
       Mortgage loans                                             999              (189)            (377)
       Alternative investments                                 51,618            25,822           41,761
       Derivative instruments                                 (55,289)          (47,899)         (22,363)
       Other invested assets                                   10,015                86             (956)
       Securities held as collateral                               --                --            9,379
                                                      ---------------   ---------------   --------------
         Total                                        $        52,525   $        (4,546)  $        9,643
                                                      ===============   ===============   ==============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

    Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                            2017              2016              2015
                                                       ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale:
         Gross realized gains                          $        51,510   $        44,363   $       19,557
         Gross realized losses                                 (22,013)          (30,378)         (28,701)
       Equity securities, available-for-sale:
         Gross realized gains                                   35,411            20,591           24,828
         Gross realized losses                                 (11,342)          (15,587)         (16,003)
       Alternative investments:
         Gross realized gains                                   38,304            33,761           39,112
         Gross realized losses                                    (777)             (308)            (556)

    Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                            2017             2016             2015
                                                       ---------------  ---------------  --------------
       Fixed maturity securities, available-for-sale:
         US government securities                      $           709  $           654  $           --
         Corporate securities                                    6,523              123          16,569
         Asset-backed securities                                   321               --              --
       Equity securities, available-for-sale                       831              578             913
                                                       ---------------  ---------------  --------------
           Total other-than-temporary impairments      $         8,384  $         1,355  $       17,482
                                                       ===============  ===============  ==============

    The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                        2017              2016              2015
                                                                   ---------------   ---------------   ---------------
       Balance at beginning of year                                $        12,824   $        29,329   $        17,436
       Additions:
         Initial impairments - credit loss OTTI recognized on
          securities not previously impaired                                 7,553               777            16,569
         Additional impairments - credit loss OTTI recognized
          on securities previously impaired                                     --                --                --
       Reductions:
         Due to sales (or maturities, pay downs, or prepayments)
           during the period of securities previously credit loss
           OTTI impaired                                                    (9,259)          (17,282)           (4,676)
                                                                   ---------------   ---------------   ---------------
       Balance at end of year                                      $        11,118   $        12,824   $        29,329
                                                                   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS

    Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

    Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                                DECEMBER 31, 2017                        DECEMBER 31, 2016
                                                       --------------------------------------  -------------------------------------
                                                                            FAIR VALUE                             FAIR VALUE
       PRELIMINARY                                                    -----------------------                -----------------------
       UNDERLYING RISK                                   NOTIONAL                 LIABILITIES    NOTIONAL                LIABILITIES
       EXPOSURE                  INSTRUMENT TYPE          AMOUNT        ASSETS        (1)         AMOUNT       ASSETS        (1)
       -------------------  -------------------------  -------------  ----------  -----------  ------------  ----------  -----------
       Interest rate        Interest rate swaps        $     411,500  $   21,527  $        53  $    431,500  $   27,067  $        53
                            Interest rate swaptions        2,908,000       4,493           --     1,496,000       7,488           --
                            Interest rate futures            366,550          10           10       355,200          10           10
                            Interest rate caps               100,000          --           --       100,000          48           --
                            TBAs                              31,045      31,714           --        18,520      18,847           --
       Foreign currency     Foreign currency swaps                --          --           --        17,000       4,562           --
                            Foreign currency forwards             --          --           --       218,460          --          721
       Equity market        Equity futures                   418,431           3            3       474,675           5            5
                            Equity options                10,005,878     443,247      111,280     7,260,013     307,116       70,695
                                                        ------------  ----------  -----------  ------------  ----------  -----------
         Total derivatives                              $ 14,241,404  $  500,994  $   111,346  $ 10,371,368  $  365,143  $    71,484
                                                        ============  ==========  ===========  ============  ==========  ===========

----------
    (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

    The Company has steadily increased the volume of derivatives trading throughout 2017 and 2016. This is evident through the increase in notional amounts in 2017.

    The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

    Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

    Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

    Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

    The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

    Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

    Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain indexed universal life products offered by the Company.

    Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products which allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

    Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

    The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                             DECEMBER 31, 2017
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $            3,233  $            (46) $           --
       Interest rate swaptions                          (3,209)               --              --
       Interest rate futures                             5,446                --              70
       Interest rate caps                                  366              (414)             --
       TBAs                                               (184)               --              --
       Foreign currency swaps                             (670)               54              --
       Foreign currency forwards                         1,873              (221)             --
       Equity futures                                  (64,389)               --          27,484
       Equity options                                  (14,540)               --         280,757
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $          (72,074) $           (627) $      308,311
                                            ==================  ================  ==============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                             DECEMBER 31, 2016
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $           10,404  $            (69) $           --
       Interest rate swaptions                             162                --              --
       Interest rate futures                            (5,188)               --              (2)
       Interest rate caps                                  300              (415)             --
       TBAs                                                697                --              --
       Foreign currency swaps                             (577)              553              --
       Foreign currency forwards                          (749)               (9)             --
       Equity futures                                  (58,675)               --          13,181
       Equity options                                  (14,502)               --          75,832
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $          (68,128) $             60  $       89,011
                                            ==================  ================  ==============

                                                              DECEMBER 31, 2015
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $           15,753  $            (74) $           --
       Interest rate swaptions                             949                --              --
       Interest rate futures                            (7,354)               --               1
       Interest rate caps                                   42              (414)             --
       TBAs                                                994                --              --
       Foreign currency swaps                             (158)              562              --
       Foreign currency forwards                           146               (11)             --
       Equity futures                                  (15,982)               --           2,106
       Equity options                                   (4,150)               --         (50,096)
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $           (9,760) $             63  $      (47,989)
                                            ==================  ================  ==============

    The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

    The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the form of securities amounting to $367,297 and $268,560 at December 31, 2017 and 2016, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2017, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $30,240 and $24,765 at December 31, 2017 and 2016, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet.

    EMBEDDED DERIVATIVES

    The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and interest credits on both fixed indexed annuity and indexed universal life products.

    The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2017        2016
                                                              ----------  ----------
        Embedded derivatives within annuity products:
          Minimum guaranteed withdrawal benefits              $  (15,749) $  (30,224)
          Minimum guaranteed accumulation benefits                 1,062         379
          Guaranteed payout floors                                (2,811)     (4,438)
          Fixed indexed annuity                                  (33,332)     (4,563)

        Embedded derivatives within life insurance products:
          Fixed indexed universal life                        $ (369,134) $ (257,539)

    The following table presents the changes in fair value recorded in net income related to embedded derivatives for the years ended December 31:

                                                                 2017        2016        2015
                                                              ----------  ----------  ----------
        Embedded derivatives within annuity products:
          Net realized investment gains (losses)              $   17,795  $   20,229  $  (12,603)
          Policyholder benefits                                  (27,336)        566         255

        Embedded derivatives within life insurance products:
          Policyholder benefits                               $ (291,926) $ (159,972) $   46,643

    At December 31, 2017 and 2016, fixed maturity and equity securities with a carrying value of $30,240 and $24,765, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8) VARIABLE INTEREST ENTITIES

    The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

    The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

    As of December 31, 2017 and 2016, there were no material investments or relationships that were consolidated as a VIE.

    NON-CONSOLIDATED VIES

    The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See
    Note 6 for details regarding the carrying amount and classification of these assets.

    In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $641,322 and $622,676 and the maximum exposure was $982,481 and $969,904 at December 31, 2017 and 2016, respectively.

(9) NET FINANCE RECEIVABLES

    The Company's finance receivables were segmented by direct installment loans, retail installment notes and direct mail loans.

    Finance receivables as of December 31 were as follows:

                                                  2016
                                               ----------
        Direct installment loans               $  340,999
        Retail installment notes                   54,808
        Direct mail loans                          26,478
                                               ----------
          Gross finance receivables               422,285
        Accrued interest and charges                7,302
        Unearned finance charges                 (119,523)
        Allowance for losses                      (17,156)
                                               ----------
          Finance receivables, net             $  292,908
                                               ==========

    Direct installment loans consisted of discount basis loans and interest-bearing loans, and generally had a maximum term of 84 months. The retail installment notes were principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally had a maximum term of 48 months. Direct mail loans were principally originated through targeted direct mail campaigns, and generally had a maximum term of 30 months.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    All segments were reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                                     2016
                                                                                  ----------
        Direct installment loans:
         30-60 days past due                                                      $    9,076
         61-90 days past due                                                           5,659
         91 days or more past due                                                     15,520
                                                                                  ----------
          Total direct installment loans                                              30,255
        Retail installment notes:
         30-60 days past due                                                             759
         61-90 days past due                                                             425
         91 days or more past due                                                      1,169
                                                                                  ----------
          Total retail installment notes                                               2,353
        Direct mail loans:
         30-60 days past due                                                             560
         61-90 days past due                                                             376
         91 days or more past due                                                      1,037
                                                                                  ----------
          Total direct mail loans                                                      1,973
                                                                                  ----------
            Total finance receivables past due, net of unearned finance charges   $   34,581
                                                                                  ==========

        Percentage of finance receivables, net of unearned finance charges              11.4%

    The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.5% at December 31, 2016.

    Changes in the allowance for losses for the years ended December 31 were as follows:

                                          2017         2016           2015
                                      ------------  ------------  ------------
        Balance at beginning of year  $     17,156  $     16,338  $     15,789
        Provision for credit losses          5,286        19,646        16,832
        Charge-offs                         (7,662)      (26,044)      (22,399)
        Recoveries                           2,181         7,216         6,116
        Sale of subsidiary                 (16,961)           --            --
                                      ------------  ------------  ------------
        Balance at end of year        $         --  $     17,156  $     16,338
                                      ============  ============  ============

    The following table provides additional information about the allowance for losses as of December 31:


                                                                             2016
                                                                         -----------
        Non-impaired gross finance receivables:
         Gross receivables balance                                       $   416,214
         General reserves                                                     16,909

        Impaired gross finance receivables (including TDRs):
         Gross receivables balance                                       $     6,071
         General reserves                                                        247

    All loans, excluding TDRs, deemed to be impaired were placed on non-accrual status. The Company had no impaired loans at December 31, 2016.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    Net investment in receivables on which the accrual of finance charges and interest were suspended and which were being accounted for on a cash basis as of December 31:

                                           2016
                                        ----------
        Non-accrual balances:
         Direct installment loans       $   25,979
         Retail installment notes            1,150
         Direct mail loans                   1,600
                                        ----------
          Total non-accrual balances    $   28,729
                                        ==========

    There were no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2016.

    Loans classified as TDRs were $6,071 at December 31, 2016. The number of loans classified as TDR accounts were 2,732 at December 31, 2016. For the year ended December 31, 2016, the Company modified $9,693 of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2016, $2,689 subsequently experienced a payment default, during 2016. The Company recognized interest income of $1,041 and $1,240 from loans classified as TDRs for the years ended December 31, 2016 and 2015, respectively.

    The Company monitored the credit quality of its financing receivables by loan segment. Within the loan segments, there were borrower types that included new, existing, former, refinance and retail borrowers. New borrowers included first-time customers where the Company had limited lending and repayment history and would generally had a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally had the lowest credit risk profile as the Company already had an established lending and repayment history with these customers. Refinance borrowers included customers that have borrowed less than 10% of the current loan balance. The refinance borrower type included a segment of TDR loans that had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have had a higher credit risk as the borrower had previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers included customers that were typically first-time customers. The risk profile was lower with this type of first-time customer as a result of the security associated with the account. The Company also monitored credit risk by continually tracking customer payment performance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2016. The Company's credit risk profiles were based on customer type, customer creditworthiness, and customer performance.

                                                                             2016
                                                                         ------------
        Customer type:
         New borrower                                                    $     63,409
         Former borrower                                                       29,143
         Existing borrower                                                    266,698
         Refinance borrower                                                     8,227
         Retail borrower                                                       54,808
                                                                         ------------
          Total gross finance receivables                                $    422,285
                                                                         ============

        Customer creditworthiness:
         Non-bankrupt gross finance receivables:
         Direct installment loans                                        $    339,769
         Retail installment notes                                              54,676
         Direct mail borrower                                                  26,460
                                                                         ------------
          Total non-bankrupt gross finance receivables                        420,905
         Bankrupt gross finance receivables:
         Direct installment loans                                               1,230
         Retail installment notes                                                 132
         Direct mail borrower                                                      18
                                                                         ------------
          Total bankrupt gross finance receivables                              1,380
                                                                         ------------
           Total gross finance receivables                               $    422,285
                                                                         ============

        Customer payment performance:
         Direct installment loans:
         Contractually performing, current to 30 days past due           $    301,332
         Contractually performing, 31 to 60 days past due                      12,492
         Contractually nonperforming, 61 or more days past due                 27,175
                                                                         ------------
          Total direct installment loans                                      340,999
         Retail installment notes:
         Contractually performing, current to 30 days past due                 51,911
         Contractually performing, 31 to 60 days past due                         983
         Contractually nonperforming, 61 or more days past due                  1,914
                                                                         ------------
          Total retail installment notes                                       54,808
         Direct mail loans:
         Contractually performing, current to 30 days past due                 24,048
         Contractually performing, 31 to 60 days past due                         714
         Contractually nonperforming, 61 or more days past due                  1,716
                                                                         ------------
          Total direct mail loans                                              26,478
                                                                         ------------
           Total gross finance receivables                               $    422,285
                                                                         ============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

    Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                 2017          2016           2015
                                                             ------------  -------------  ------------
        Computed income tax expense                          $    148,371  $      97,361  $    120,459
        Difference between computed and actual tax expense:
          Dividends received deduction                            (28,919)       (28,059)      (23,286)
          Tax credits                                              (5,480)        (4,562)       (3,639)
          Tax Cuts and Jobs Act of 2017 adjustment               (117,106)            --            --
          Expense adjustments and other                            (1,495)          (175)          646
                                                             ------------  -------------  ------------
            Total income tax expense (benefit)               $     (4,629) $      64,565  $     94,180
                                                             ============  =============  ============

    The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                  2017          2016
                                                              ------------  -------------
        Deferred tax assets:
         Policyholder liabilities                             $    134,066  $     119,292
         Pension, postretirement and other benefits                 15,025         21,580
         Tax deferred policy acquisition costs                     160,636        245,525
         Deferred gain on individual disability coinsurance            968          2,270
         Other                                                       5,046         19,242
                                                              ------------  -------------
           Gross deferred tax assets                               315,741        407,909

        Deferred tax liabilities:
         Policyholder liabilities                                   44,186             --
         Deferred policy acquisition costs                         240,481        378,655
         Premiums                                                   13,814         21,956
         Real estate and property and equipment depreciation         7,020          7,058
         Basis difference on investments                            12,892         20,276
         Net realized capital gains                                  7,510          1,093
         Net unrealized capital gains                              171,918        149,246
         Ceding commissions and goodwill                             9,044         14,189
         Other                                                      19,116         33,844
                                                              ------------  -------------
           Gross deferred tax liabilities                          525,981        626,317
                                                              ------------  -------------
             Net deferred tax liability                       $    210,240  $     218,408
                                                              ============  =============

    As of December 31, 2017 and 2016, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

    There were no changes in deferred tax asset valuation allowance for the years ended December 31, 2017, 2016, and 2015.

    At December 31, 2017, the Company had no capital loss carryforwards.

    Income taxes paid for the years ended December 31, 2017, 2016 and 2015, were $114,126, $81,774 and $53,003, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

    A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                      2017          2016
                                                                  ------------  ------------
        Balance at beginning of year                              $      4,067  $      2,712
        Additions based on tax positions related to current year         1,178         1,134
        Additions (reductions) for tax positions of prior years           (788)          221
                                                                  ------------  ------------
        Balance at end of year                                    $      4,457  $      4,067
                                                                  ============  ============

    Included in the balance of unrecognized tax benefits at December 31, 2017 are potential benefits of $4,457 that, if recognized, would affect the effective tax rate on income from operations.

    As of December 31, 2017, accrued interest and penalties of $147 are recorded as current income tax liabilities on the consolidated balance sheets and $30 is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

    At December 31, 2017, the Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

    On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

    The Financial Accounting Standards Board Accounting Standards Codification 740 (ASC 740) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the Securities Exchange Commission staff issued Staff Accounting Bulletin 118 (SAB 118), which provides guidance on accounting for the tax effects of the New Tax Law. SAB 118 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under ASC 740 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply ASC 740 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

    The Company applied SAB 118 in completing its year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustment during the 12-month measurement period will be included in income from operations as an adjustment to income tax expense in 2018. The re-measurement under the New Tax Law and guidance in SAB 118 resulted in a reduction to total income tax expense of $117,106, which included certain provisional amounts under SAB 118.

    A provisional amount of $44,186 increased the tax reserve deferred tax asset from policyholder reserve changes and an identical amount increased the eight-year-spread deferred tax liability on policyholder reserve changes. The provisional amount was computed using estimated methods and will be completed upon the production of the final seriatim tax reserves that reflect the New Law requirements. Additionally, the Company had other provisionally determined amounts that were immaterial.

    The Company also has other undetermined items under SAB 118 that the Company has not been able to fully assess as of December 31, 2017, and as a result has not recognized any provisional impact. The impact of these items is expected to be immaterial to the financial position of the Company.

    During 2017, Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) received a refund of tax related to its amended 2014 return. The IRS chose not to audit the 2014 consolidated return and has not stated their intention to audit the 2014 amended return. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2015 or 2016 consolidated tax returns.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

    The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, prior to March 31, 2017, the Company had a subsidiary that had a non-contributory defined benefit plan covering all the employees of the subsidiary who were 21 years of age or older and had completed one year of service. Benefits were based upon years of participation and the employee's average monthly compensation.

    The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                       PENSION BENEFITS             OTHER BENEFITS
                                                  --------------------------  --------------------------
                                                      2017          2016          2017          2016
                                                  ------------  ------------  ------------  ------------
        Change in benefit obligation:
        Benefit obligation at beginning of year   $     78,113  $     75,700  $      5,181  $      5,814
        Service cost                                       353         1,332           193           205
        Interest cost                                    2,286         3,301           195           232
        Actuarial loss (gain)                            2,556           899          (423)         (825)
        Benefits paid                                   (2,879)       (3,119)         (195)         (245)
        Sale of subsidiary                             (32,336)           --            --            --
                                                  ------------  ------------  ------------  ------------
        Benefit obligation at end of year         $     48,093  $     78,113  $      4,951  $      5,181
                                                  ============  ============  ============  ============

        Change in plan assets:
        Fair value of plan assets at beginning
         of year                                  $     73,002  $     70,382  $         --  $         --
        Actual return on plan assets                     2,313         3,629            --            --
        Employer contribution                            2,650         2,110           195           245
        Benefits paid                                   (2,879)       (3,119)         (195)         (245)
        Sale of subsidiary                             (29,567)           --            --            --
                                                  ------------  ------------  ------------  ------------
        Fair value of plan assets at end of year  $     45,519  $     73,002  $         --  $         --
                                                  ============  ============  ============  ============

        Net amount recognized:
        Funded status                             $     (2,574) $     (5,111) $     (4,951) $     (5,181)

        Amounts recognized on the consolidated
         balance sheets:
        Accrued benefit cost                      $     (2,574) $     (5,111) $     (4,951) $     (5,181)
                                                  ------------  ------------  ------------  ------------
        Net amount recognized                     $     (2,574) $     (5,111) $     (4,951) $     (5,181)
                                                  ============  ============  ============  ============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                        PENSION BENEFITS            OTHER BENEFITS
                                                   --------------------------  --------------------------
                                                       2017          2016          2017          2016
                                                   ------------  ------------  ------------  ------------
        Weighted average assumptions used to
         determine benefit obligations:
        Discount rate                                      3.66%         3.92%         3.66%         3.82%
        Rate of compensation increase                        --          4.00%           --            --

        Weighted average assumptions used to
         determine net periodic benefit costs:
        Expected long-term return on plan assets           4.99%         5.15%           --            --
        Discount rate                                      3.92%         4.09%         3.82%         3.95%
        Rate of compensation increase                      4.00%         4.00%           --            --

        Components of net periodic benefit cost:
        Service cost                               $        353  $      1,332  $        193  $        205
        Interest cost                                     2,286         3,301           195           232
        Expected return on plan assets                   (2,225)       (3,624)           --            --
        Prior service benefit amortization                  (20)          (79)         (276)         (276)
        Recognized net actuarial loss (gain)                578           891          (222)         (162)
                                                   ------------  ------------  ------------  ------------
        Net periodic benefit cost                  $        972  $      1,821  $       (110) $         (1)
                                                   ============  ============  ============  ============

        Other changes in plan assets and benefit
         obligations recognized in other
         comprehensive income (loss):
        Net gain (loss)                            $     (2,468) $       (894) $        423  $        825
        Amortization of net loss (gain)                     578           891          (222)         (162)
        Amortization of prior service benefit               (20)          (79)         (276)         (276)
                                                   ------------  ------------  ------------  ------------
        Total recognized in other comprehensive
         income (loss)                             $     (1,910) $        (82) $        (75) $        387
                                                   ============  ============  ============  ============

        Amounts recognized in accumulated other
         comprehensive income:
        Net actuarial gain (loss)                  $    (11,352) $    (16,389) $      3,041  $      2,840
        Prior service benefit                                --           536         1,103         1,379
                                                   ------------  ------------  ------------  ------------
        Accumulated other comprehensive income
         (loss) at end of year                     $    (11,352) $    (15,853) $      4,144  $      4,219
                                                   ============  ============  ============  ============

        Accumulated benefit obligation             $     48,093  $     73,446  $      4,951  $      5,181

        Plans with accumulated benefit obligation
         in excess of plan assets:
        Projected benefit obligation               $     48,093  $     45,521
        Accumulated benefit obligation                   48,093        45,521
        Fair value of plan assets                        45,519        43,949

    Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The Company updated its assumptions as of December 31, 2017 and December 31, 2016 with respect to its pension and postretirement benefit obligations after a review of plan experience. The assumption changes are a component of the net actuarial gain (loss).

    The estimated net actuarial loss for the pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2018 is $935. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2018 are $276 and $255, respectively. In 2018, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

    Estimated future benefit payments for pension and other postretirement plans:

                            PENSION       OTHER
                           BENEFITS      BENEFITS
                         ------------  ------------
        2018             $      2,605  $        306
        2019                    2,602           281
        2020                    2,566           283
        2021                    2,629           280
        2022                    2,672           288
        2023 - 2027            14,305         1,392

    For measurement purposes, the assumed health care cost trend rates start at 6.80% in 2017 and decrease gradually to 4.40% for 2076 and remain at that level thereafter. For 2016, the assumed health care cost trend rates start at 6.60% in 2016 and decrease gradually to 4.40% for 2076 and remain at that level thereafter.

    The assumptions presented herein are based on pertinent information available to management as of December 31, 2017 and 2016. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2017 by $23 and the service cost and interest cost components of net periodic benefit costs for 2017 by $3. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2017 by $21 and the service cost and interest cost components of net periodic postretirement benefit costs for 2017 by $3.

    To determine the discount rate for each plan, the present value of expected future benefit payments used to determine the benefit obligation for each plan is calculated based on a theoretical yield curve constructed from a universe of AA rated corporate fixed maturity securities. The discount rate for each plan is the single rate which results in the same present value of obligations as that obtained using the yield curve.

    Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

    Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The target asset allocation as of December 31, 2017 is 100% to the insurance company general account investment category.

    The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                  2017          2016
                                              ------------  ------------
        Equity securities                                0%           16%
        Fixed maturity securities                        0%           24%
        Insurance company general account              100%           60%

    Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

    The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

    At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

    The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

    The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2017 and 2016. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

        Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

        Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

        DECEMBER 31, 2017                            LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
        ---------------------------------------  ---------------  ---------------  ---------------  -------------
        Insurance company general account        $            --  $            --  $        45,519  $      45,519
                                                 ---------------  ---------------  ---------------  -------------
          Total financial assets                 $            --  $            --  $        45,519  $      45,519
                                                 ===============  ===============  ===============  =============

        DECEMBER 31, 2016                             LEVEL 1         LEVEL 2          LEVEL 3          TOTAL
        ---------------------------------------  ---------------  ---------------  ---------------  -------------
        Investments in pooled separate accounts  $            --  $        29,053  $            --  $      29,053
        Insurance company general account                     --               --           43,949         43,949
                                                 ---------------  ---------------  ---------------  -------------
          Total financial assets                 $            --  $        29,053  $        43,949  $      73,002
                                                 ===============  ===============  ===============  =============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

    Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    INSURANCE COMPANY GENERAL ACCOUNT

    Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2017:

                                                                                 PURCHASES,
                                            BALANCE AT    TOTAL APPRECIATION     SALES AND       BALANCE AT
                                           BEGINNING OF   (DEPRECIATION) IN     SETTLEMENTS,       END OF
                                               YEAR           FAIR VALUE            NET             YEAR
                                           ------------  --------------------  ---------------  ------------
        Insurance company general account  $     43,949  $              1,570  $            --  $     45,519

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                                                 PURCHASES,
                                            BALANCE AT    TOTAL APPRECIATION     SALES AND       BALANCE AT
                                           BEGINNING OF   (DEPRECIATION) IN     SETTLEMENTS,       END OF
                                               YEAR           FAIR VALUE            NET             YEAR
                                           ------------  --------------------  ---------------  ------------
        Insurance company general account  $     42,379  $              1,570  $            --  $     43,949

    Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2017 and 2016. There were no transfers in to or out of level 3 for the years ending December 31, 2017 and 2016.

    The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

    PROFIT SHARING PLANS

    The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2017, 2016, and 2015 of $1,426, $1,493, and $1,551, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS

    LIABILITY FOR UNPAID CLAIMS AND CLAIM LOSS ADJUSTMENT EXPENSES

    The following table provides activity in the liability for unpaid claims and loss adjustment expenses related to all insurance contracts:

                                            2017        2016 (1)      2015 (1)
                                        ------------  ------------  ------------
        Balance at January 1            $    974,905  $    998,963  $    998,008
         Less: reinsurance recoverable       554,298       596,715       644,590
                                        ------------  ------------  ------------
        Net balance at January 1             420,607       402,248       353,418
        Incurred related to:

         Current year                      2,122,998     2,114,463     2,050,232
         Prior years                          22,504        14,108        33,412
                                        ------------  ------------  ------------
        Total incurred                     2,145,502     2,128,571     2,083,644
                                        ------------  ------------  ------------
        Paid related to:

         Current year                      1,737,709     1,754,370     1,711,861
         Prior years                         374,779       355,842       322,953
                                        ------------  ------------  ------------
        Total paid                         2,112,488     2,110,212     2,034,814
                                        ------------  ------------  ------------
        Net balance at December 31           453,621       420,607       402,248
         Plus: reinsurance recoverable       530,594       554,298       596,715
                                        ------------  ------------  ------------
        Balance at December 31          $    984,215  $    974,905  $    998,963
                                        ============  ============  ============

----------
        (1) The previously issued 2016 financial statements only disclosed information for accident and health unpaid claims and loss adjustment expenses. The revised 2016 and 2015 information represents an immaterial correction of error to conform to the 2017 presentation that includes unpaid claim and claim adjustment expense information for all short-duration and long-duration contracts.

    As a result of changes in estimates of claims incurred in prior years, the unpaid claims and claim and loss adjustment expenses incurred increased by $22,504, $14,108, and $33,412 in 2017, 2016 and 2015, respectively. The amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid claims and claim and loss adjustment expenses.

    SHORT-DURATION CONTRACTS

    Certain short-duration contracts are offered within the Company's financial institution and group insurance products.

    Claim and claim adjustment expense liabilities are set using a combination of actuarial methods. The liabilities are computed using assumptions for mortality, morbidity, and other performance. These assumptions are based on the Company's experience, industry results, emerging trends and future expectations. Claim frequency is primarily based on reported claims assigned to individual claimants. Claim counts may initially include claims that do not ultimately result in a liability. These claims are omitted from claim counts once it is determined that there is no liability. The information about incurred and paid loss development for all periods preceding year ended December 31, 2017 and the related historical claims payout percentage disclosure is unaudited and is presented as supplementary information.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by product and by incurral year are summarized below along with the liability for incurred but not reported claims plus expected development on reported claims (IBNR) and the cumulative number of individual claims reported (reported claims) by incurral year as of December 31, 2017:

     FINANCIAL INSTITUTION PRODUCTS

                                               NET CUMULATIVE INCURRED CLAIMS (1)
    INCURRAL               --------------------------------------------------------------------------                REPORTED
    YEAR                    2012 (2)     2013 (2)     2014 (2)    2015 (2)     2016 (2)       2017        IBNR        CLAIMS
    ---------------------  ----------   ----------   ----------  ----------   ----------   ----------  -----------  ----------
    2012                   $   54,455   $   54,178   $   52,935  $   52,329   $   52,167   $   52,086  $        --          22
    2013                           --       51,855       48,403      47,156       46,757       46,669          180          21
    2014                           --           --       51,766      46,894       46,420       46,291          404          20
    2015                           --           --           --      46,961       41,975       41,409          779          19
    2016                           --           --           --          --       51,259       45,830        1,779          20
    2017                           --           --           --          --           --       46,745        7,817          18
                                                                                           ----------
       Total                                                                               $  279,030
                                                                                           ==========

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information from 2012 - 2016 has been updated to conform with 2017 presentation which includes certain short-duration contracts that were excluded for 2016 reporting.

                                                                  NET CUMULATIVE PAID CLAIMS (1)
    INCURRAL                                    ------------------------------------------------------------------
    YEAR                                          2012 (2)    2013 (2)   2014 (2)    2015 (2)   2016 (2)     2017
    ------------------------------------------  ---------   ---------  ---------   --------   ---------  ---------
    2012                                        $  30,050   $  43,790  $  47,852   $ 50,285   $  51,341  $  51,872
    2013                                               --      26,544     39,328     43,037      44,916     45,849
    2014                                               --          --     27,811     39,051      42,496     44,467
    2015                                               --          --         --     23,864      34,412     37,767
    2016                                               --          --         --         --      26,886     38,171
    2017                                               --          --         --         --          --     24,015
                                                                                                         ---------
       Total                                                                                             $ 242,141
                                                                                                         =========

    Outstanding liabilities prior to 2012                                                                $     162

    Liabilities for unpaid losses and loss adjustment expenses, net of reinsurance                       $  37,051

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information from 2012 - 2016 has been updated to conform with 2017 presentation which includes certain short-duration contracts that were excluded for 2016 reporting.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by product and by incurral year are summarized below along with the IBNR liability and the reported claims by incurral year as of December 31, 2017

     GROUP INSURANCE PRODUCTS

                                              NET CUMULATIVE INCURRED CLAIMS (1)
     INCURRAL            ------------------------------------------------------------------------------                REPORTED
     YEAR                  2012 (2)     2013 (2)     2014 (2)     2015 (2)    2016 (2)        2017           IBNR       CLAIMS
     ------------------  -----------  -----------  -----------  -----------  -----------  -------------   ----------  ----------
     2012                $ 1,079,158  $ 1,084,290  $ 1,088,187  $ 1,088,815  $ 1,088,798  $   1,089,450   $       --          41
     2013                         --    1,228,500    1,223,119    1,223,988    1,223,498      1,223,688           --          44
     2014                         --           --    1,314,365    1,296,503    1,296,691      1,298,118           --          47
     2015                         --           --           --    1,554,355    1,538,148      1,540,448          698          52
     2016                         --           --           --           --    1,570,311      1,558,510        2,793          54
     2017                         --           --           --           --           --      1,545,168       66,337          44
                                                                                          -------------
        Total                                                                             $   8,255,382
                                                                                          =============

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information for 2012 - 2016 has been updated to conform with 2017 presentation which excludes certain long-duration features of insurance contracts that had been included for 2016 reporting.

                                                               NET CUMULATIVE PAID CLAIMS (1)
     INCURRAL                         ----------------------------------------------------------------------------------
     YEAR                               2012 (2)      2013 (2)      2014 (2)      2015 (2)     2016 (2)         2017
     -------------------------------  ------------  ------------  ------------  ------------  -----------   ------------
     2012                             $    909,427  $  1,071,143  $  1,078,645  $  1,083,489  $ 1,086,317   $  1,087,240
     2013                                       --     1,033,152     1,205,189     1,214,799    1,219,482      1,221,173
     2014                                       --            --     1,113,019     1,277,315    1,289,281      1,294,673
     2015                                       --            --            --     1,291,045    1,517,267      1,530,861
     2016                                       --            --            --            --    1,296,222      1,534,885
     2017                                       --            --            --            --           --      1,257,210
                                                                                                            ------------
        Total                                                                                               $  7,926,042
                                                                                                            ============

     Outstanding liabilities prior to 2012                                                                  $      2,107

     Liabilities for unpaid losses and loss adjustment expenses, net of reinsurance                         $    331,447

----------
     (1)  2012 - 2016 unaudited.
     (2) Information for 2012 - 2016 has been updated to conform with 2017 presentation which excludes certain long-duration features of insurance contracts that had been included for 2016 reporting.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     The reconciliation by product of the liability for pending policy and contract claims relating to short-duration contracts to the total liability for pending policy and contract claims on the consolidated balance sheet as of December 31, 2017 is as follows:

                                                                                  FINANCIAL         GROUP
                                                                                 INSTITUTION      INSURANCE
                                                                                  PRODUCTS         PRODUCTS        TOTAL
                                                                                -------------   -------------   ------------
     Liability for short-duration pending policy and contract claims, net of    $      37,051   $     331,447   $    368,498
        reinsurance
     Reinsurance recoverable on pending policy and contract claims                      7,697         115,031        122,728
     Less: other liabilities (1)                                                       30,922          23,537         54,459
                                                                                -------------   -------------   ------------
        Short-duration claims recorded within pending policy and contract       $      13,826   $     422,941        436,767
          claims on the consolidated balance sheet                              =============   =============
     Long-duration pending policy and contract claims                                                                141,034
                                                                                                                ------------
        Pending policy and contract claims                                                                      $    577,801
                                                                                                                ============

----------
     (1) Includes contracts that are recorded in line items other than pending policy and contract claims on the consolidated balance sheet.

     Supplementary information on the historical average annual percentage payoff of incurred claims, net of reinsurance, by product and accident year for the year ended December 31, 2017 is as follows(1):

                                                                                                 FINANCIAL           GROUP
                                                                                                INSTITUTION        INSURANCE
     INCURRAL YEAR                                                                                PRODUCTS          PRODUCTS
     ---------------------------------------------------------------------------------------   --------------    ---------------
     1                                                                                                   57.1%              83.7%
     2                                                                                                   25.6%              14.3%
     3                                                                                                    7.8%               0.8%
     4                                                                                                    4.3%               0.4%
     5                                                                                                    2.0%               0.2%
     6                                                                                                    1.0%               0.1%

----------
      (1) Unaudited.

(13) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:


                                                                               2017              2016              2015
                                                                         ----------------   ---------------   ---------------
     Direct premiums                                                     $      4,269,262   $     3,168,212   $     2,861,954
     Reinsurance assumed                                                            6,873             8,227             8,760
     Reinsurance ceded                                                           (714,902)         (704,706)         (650,247)
                                                                         ----------------   ---------------   ---------------
        Net premiums                                                     $      3,561,233   $     2,471,733   $     2,220,467
                                                                         ================   ===============   ===============

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $673,671, $682,956 and $639,260 during 2017, 2016, and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues fixed indexed annuities through its general account where the Company guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2017, 2016 or 2015.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the present value of future withdrawal benefits in excess of the current account balance. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments a in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable, assuming the guaranteed and current benefit amounts remain constant. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                                          2017               2016
                                                                                    ---------------    ---------------
         Return of net deposits:
            In the event of death
            Account value                                                           $     4,938,775    $     4,461,164
            Net amount at risk                                                      $         3,474    $        31,335
            Average attained age of contractholders                                            63.6               62.9
            As withdrawals are taken
            Account value                                                           $       332,389    $       316,657
            Net amount at risk                                                      $            40    $            74
            Average attained age of contractholders                                            70.1               69.7
         Return of net deposits plus a minimum return:
            In the event of death
            Account value                                                           $       328,161    $       276,717
            Net amount at risk                                                      $        21,244    $        28,968
            Average attained age of contractholders                                            70.0               69.4
            At annuitization
            Account value                                                           $       462,208    $       462,113
            Net amount at risk                                                      $         1,295    $         2,564
            Weighted average period remaining until expected annuitization (in
              years)                                                                            1.9                2.8
            As withdrawals are taken
            Account value                                                           $     3,334,917    $     2,953,311
            Net amount at risk                                                      $         3,209    $         2,461
            Average attained age of contractholders                                            64.6               64.0

                                                                                          2017               2016
                                                                                    ---------------    ---------------
         Highest specified anniversary account value:
            In the event of death
            Account value                                                           $       725,007    $       695,763
            Net amount at risk                                                      $         3,290    $        16,237
            Average attained age of contractholders                                            64.5               63.7
            Account value adjustment on 10th contract anniversary
            Account value                                                           $        73,631    $        56,157
            Net amount at risk                                                      $             2    $            --
            Weighted average period remaining until expected annuitization (in
              years)                                                                           59.8               59.1
         Guaranteed payout annuity floor:
            Account value                                                           $        50,840    $        47,341
            Net amount at risk                                                      $            --    $           204
            Average attained age of contractholders                                            75.4               74.8

     At December 31, the Company had the following fixed indexed annuity contracts with guarantees:

                                                                                            2017
                                                                                      ---------------
         As withdrawals are taken
         Account value                                                                $       145,581
         Net amount at risk                                                           $           577
         Average attained age of contractholders                                                 62.1

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                                  2017               2016
                                                                                             ---------------   ----------------
      Account value (general and separate accounts)                                          $     7,829,452   $      6,653,271
      Net amount at risk                                                                     $    54,972,640   $     54,920,546
      Average attained age of policyholders                                                             51.0               50.0

     Liabilities for guarantees on variable annuity, indexed annuity, universal life and variable life contracts reflected in the general account as of December 31, 2017 were as follows:

                                                                                               MINIMUM
                                                       MINIMUM                               GUARANTEED            NO LAPSE
                                                   GUARANTEED DEATH      GUARANTEED        WITHDRAWAL AND          GUARANTEE
                                                      AND INCOME       PAYOUT ANNUITY       ACCUMULATION      UNIVERSAL LIFE AND
                                                       BENEFITS             FLOOR              BENEFIT          VARIABLE LIFE
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at beginning of year                 $          7,065   $           4,438   $          29,845   $          119,190
      Incurred guarantee benefits                              (709)             (1,625)            (15,158)              31,845
      Paid guaranteed benefits                                 (741)                 (2)                 --              (13,673)
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at end of year                       $          5,615   $           2,811   $          14,687   $          137,362
                                                   ================   =================   =================   ==================

     Liabilities for guarantees variable annuity, universal life and variable life contracts reflected in the general account as of December 31, 2016 were as follows:

                                                                                               MINIMUM
                                                       MINIMUM                               GUARANTEED             NO LAPSE
                                                   GUARANTEED DEATH      GUARANTEED        WITHDRAWAL AND          GUARANTEE
                                                      AND INCOME       PAYOUT ANNUITY       ACCUMULATION      UNIVERSAL LIFE AND
                                                       BENEFITS             FLOOR              BENEFIT           VARIABLE LIFE
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at beginning of year                 $          8,580   $           5,661   $          48,851   $           98,056
      Incurred guarantee benefits                               388              (1,176)            (19,006)              33,749
      Paid guaranteed benefits                               (1,903)                (47)                 --              (12,615)
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at end of year                       $          7,065   $           4,438   $          29,845   $          119,190
                                                   ================   =================   =================   ==================

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life no lapse guarantee liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, fixed indexed annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities and fixed indexed annuities at December 31, 2017 and variable annuities at December 31, 2016 (except where noted otherwise):

        - A sample selection tool was used to select 200 scenarios from a set of 10,000 stochastically generated investment performance scenarios.
        - Mean investment performance was 5.20% and 5.60% for 2017 and 2016, respectively, and is consistent with DAC projections over a 10 year period.
        -   Annualized monthly standard deviation was 12.00%.
        - For 2017, assumed mortality was 100% if the 2012 Individual Annuity Mortality Basis table. For 2016, the assumed mortality was 100% of the A2000 table.
        - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 10.00% and 1.00% to 12.00% for 2017 and 2016, respectively, with an average of 8.00% for both 2017 and 2016.
        - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2017 and 2016 (except where noted otherwise):

        -   Separate account investment performance assumption was 7.25%.
        -   Assumed mortality was 100% of pricing levels.
        -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
        - Long-term general account discount rate grades from the current yield curve up to 5.50% linearly over ten years and from the current yield curve up to 5.75% linearly over ten years for 2017 and 2016, respectively.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                             VARIABLE ANNUITY CONTRACTS             VARIABLE LIFE CONTRACTS
                                                          ---------------------------------    ---------------------------------
                                                                2017              2016               2017              2016
                                                          ---------------   ---------------    ---------------   ---------------
        Equity                                            $     2,394,718   $     2,207,834    $     1,977,062   $     1,681,955
        Bond                                                      932,998           900,737            222,733           216,544
        Balanced                                                2,490,757         2,138,292            392,431           342,237
        Money market                                               35,028            43,462             20,714            26,298
        Mortgage                                                   54,948            57,671             31,374            32,326
        Real estate                                                83,494            85,648             60,101            68,683
                                                          ---------------   ---------------    ---------------   ---------------
           Total                                          $     5,991,943   $     5,433,644    $     2,704,415   $     2,368,043
                                                          ===============   ===============    ===============   ===============

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2017 and 2016, the liability associated with unremitted premiums and claims payable was $41,762 and $40,850, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2017 and 2016, the Company had restricted the use of $41,762 and $40,850, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16) SHORT-TERM AND LONG-TERM DEBT

     Liabilities for short-term and long-term debt are carried at an amount equal to unpaid principal balance. Short-term debt is debt coming due in the next 12 months.

     SHORT-TERM DEBT

     The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                                 LIABILITY                           COLLATERAL
                                                     ----------------------------------   ---------------------------------
                                                          2017               2016              2017              2016
                                                     ---------------   ----------------   ---------------   ---------------
     Reverse repurchase agreement                    $        20,000   $         50,000   $        20,747   $        57,038

     Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

     LONG-TERM DEBT

     The following table provides a summary of long-term debt as of December 31:

                                                                                                   2017               2016
                                                                                              ---------------   ----------------
     Surplus notes                                                                            $       118,000   $        118,000
     Federal Home Loan Bank borrowings                                                                350,000            350,000
                                                                                              ---------------   ----------------
        Total long-term debt                                                                  $       468,000   $        468,000
                                                                                              ===============   ================

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

     All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2017 and 2016, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2017, 2016 and 2015 was $9,735, $9,735 and $9,735, respectively.

     The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2017 have a maturity of one, three and seven years with principal due at those times. The Company pledged $850,793 of fixed maturity securities as collateral as of December 31, 2017. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $384,482 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $24,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

     At December 31, 2017, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2018, $200,000; 2019, $75,000; 2020, $50,000; 2021, $25,000; 2022, $0;
     thereafter, $118,000.

     Total interest paid by the Company for the years ended December 31, 2017, 2016 and 2015 was $13,880, $11,633 and $10,601, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(17) BUSINESS COMBINATIONS

     During 2016, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $851 was allocated to various assets and liabilities including $783 to finite-lived intangible assets and $68 to goodwill.

     During 2015, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

     The amount of acquisition-related additional cash consideration the Company may have to pay in 2018 and future years if certain thresholds are attained is $5,375 of which $1,919 was accrued at December 31, 2017.

(18) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                                                                    2017              2016
                                                                                               ---------------   ---------------
       Balance at beginning of year                                                            $       109,146   $       109,078
       Additions                                                                                            --                68
       Adjustments to prior year acquisitions                                                               --                --
                                                                                               ---------------   ---------------
       Balance at end of year                                                                  $       109,146   $       109,146
                                                                                               ===============   ===============

     Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2017, 2016, and 2015.

     The amount of finite-lived intangible assets, excluding the value of acquired inforce contracts within DAC, included on the consolidated balance sheets in goodwill and intangible assets, net, was as follows:

                                                                          CUSTOMER                            TOTAL FINITE-LIVED
      DECEMBER 31, 2017                                                 RELATIONSHIPS           OTHER         INTANGIBLE ASSETS
      --------------------------------------------------------------  -----------------   -----------------   ------------------
      Gross carrying amount                                           $          61,332   $           9,604   $           70,936
      Accumulated amortization                                                  (36,882)             (8,100)             (44,982)
                                                                      -----------------   -----------------   ------------------
         Net carrying amount                                          $          24,450   $           1,504   $           25,954
                                                                      =================   =================   ==================

                                                                          CUSTOMER                            TOTAL FINITE-LIVED
      DECEMBER 31, 2016                                                 RELATIONSHIPS           OTHER         INTANGIBLE ASSETS
      --------------------------------------------------------------  -----------------   -----------------   ------------------
      Gross carrying amount                                           $          61,332   $           9,604   $           70,936
      Accumulated amortization                                                  (32,434)             (7,791)             (40,225)
                                                                      -----------------   -----------------   ------------------
         Net carrying amount                                          $          28,898   $           1,813   $           30,711
                                                                      =================   =================   ==================

     The Company did not acquire any finite-lived intangible assets during the year ended December 31, 2017. Finite-lived intangible assets acquired during the year ended December 31, 2016 were $783 with a weighted average amortization period of 4 years.

     The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2017, 2016, or 2015.

     Intangible asset amortization expense for 2017, 2016, and 2015 in the amount of $4,757, $6,353, and $7,108, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income. Projected amortization expense for the next five years is as follows: 2018, $4,293; 2019, $3,963; 2020, $3,825; 2021,
     $3,735; 2022, 2,023.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(19) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $19,258, $23,207 and $22,127 during 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the amount due to Advantus under these agreements was $10,606 and $9,041, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,200, $1,157 and $1,041 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company also recognized commission expense of $93,911, $104,747 and $107,690 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company recognized commissions payable to SFS in the amounts of $2,223 and $2,561 for the years ended December 31, 2017 and 2016, respectively.

     Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2016, 2015 and 2014, the Company collected commissions of $4,519, $3,966 and $3,692, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2017, 2016 and 2015, the amounts transferred were $15,872, $14,404, and $14,776, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2017 and 2016, the amount payable to the Company was $28,017 and $25,828, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2017, 2016, and 2015 were $88,296, $85,150 and $61,317, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2017, 2016 and 2015 was $20,676, $22,637 and $39,038, respectively. The amount payable to SFG at December 31, 2017 and 2016 was $13,432 and $7,176, respectively. As of December 31, 2016, the Company also had a receivable from SFG, in the amount of $22,066, related to the advance of future years' defined benefit plan expenses.

     In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $7,664 and $7,664 in 2017, 2016 and 2015, respectively, for these policies. No claims were paid during 2017, 2016 and 2015. As of December 31, 2017 and 2016, reserves held under these policies were $66,076 and $53,495, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $50,530, $45,195 and $42,632 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, commission revenue due to the Company from its affiliates was $1,049 and $523, respectively.

     Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,974, $10,276 and $8,471 in commission expenses related to the sales of these products for the years ended December 31, 2017, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) is defined as any change in equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                     DECEMBER 31, 2017
                                                                    ----------------------------------------------------
                                                                         BEFORE          TAX BENEFIT         NET OF
                                                                          TAX             (EXPENSE)            TAX
                                                                    ----------------   ---------------   ---------------
      Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising
           during the period                                        $        382,087   $      (132,272)  $       249,815
         Less: Reclassification adjustment for gains (losses)
           included in net income                                            (47,947)           16,781           (31,166)
         Unrealized gains (losses) on securities -- OTTI                      (2,270)              795            (1,475)
         Adjustment to deferred policy acquisition costs                    (190,594)           66,708          (123,886)
         Adjustment to reserves                                               27,240            (9,534)           17,706
         Adjustment to unearned premiums and fees                            168,605           (59,012)          109,593
         Adjustment to pension and other postretirement plans                 (2,045)              716            (1,329)
         Less: Reclassification adjustment for pension and other
         postretirement plans expenses included in net income                     60               (21)               39
                                                                    ----------------   ---------------   ---------------
         Other comprehensive income (loss)                          $        335,136   $      (115,839)  $       219,297
                                                                    ================   ===============   ===============

                                                                                     DECEMBER 31, 2016
                                                                    ----------------------------------------------------
                                                                         BEFORE          TAX BENEFIT         NET OF
                                                                          TAX             (EXPENSE)            TAX
                                                                    ----------------   ---------------   ---------------
      Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising
           during the period                                        $        141,773   $       (49,407)  $        92,366
         Less: Reclassification adjustment for gains (losses)
           included in net income                                            (17,634)            6,172           (11,462)
         Unrealized gains (losses) on securities -- OTTI                       1,734              (607)            1,127
         Adjustment to deferred policy acquisition costs                     (82,037)           28,713           (53,324)
         Adjustment to reserves                                               12,032            (4,211)            7,821
         Adjustment to unearned premium and fees                              72,377           (25,332)           47,045
         Adjustment to pension and other postretirement plans                    (69)               24               (45)
         Less: Reclassification adjustment for pension and other
         postretirement plans expenses included in net income                    374              (131)              243
                                                                    ----------------   ---------------   ---------------
         Other comprehensive income (loss)                          $        128,550   $       (44,779)  $        83,771
                                                                    ================   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

     The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                            DECEMBER 31, 2015
                                                                           ----------------------------------------------------
                                                                               BEFORE           TAX BENEFIT         NET OF
                                                                                 TAX             (EXPENSE)            TAX
                                                                           ---------------    ---------------   ---------------
       Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising during
           the period                                                      $      (481,442)   $       168,372   $      (313,070)
         Less: Reclassification adjustment for gains (losses) included
           in net income                                                            17,801             (6,231)           11,570
         Unrealized gains (losses) on securities -- OTTI                            (2,129)               745            (1,384)
         Adjustment to deferred policy acquisition costs                           208,912            (73,119)          135,793
         Adjustment to reserves                                                     22,718             (7,951)           14,767
         Adjustment to unearned premiums and fees                                 (106,247)            37,187           (69,060)
         Adjustment to pension and other postretirement plans                        3,495             (1,223)            2,272
         Less: Reclassification adjustment for pension and other
           postretirement plans expenses included in net income                        457               (160)              297
                                                                           ---------------    ---------------   ---------------
           Other comprehensive income (loss)                               $      (336,435)   $       117,620   $      (218,815)
                                                                           ===============    ===============   ===============

     Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2017 were as follows:


                                                                            AMOUNT
                                                                         RECLASSIFIED
                                                                             FROM
                                                                         ACCUMULATED
                                                                            OTHER                  CONSOLIDATED STATEMENT OF
                                                                        COMPREHENSIVE             OPERATIONS AND COMPREHENSIVE
                                                                            INCOME                      INCOME LOCATION
                                                                       ----------------   ---------------------------------------
       Net unrealized investment gains (losses):
         Unrealized gains (losses)                                     $         56,331   Other net realized investment gains
         Unrealized OTTI losses -- OTTI on fixed maturity securities             (7,553)  OTTI on fixed maturity securities
         Unrealized OTTI losses -- OTTI on other securities                        (831)  Other net realized investment gains
                                                                       ----------------
         Unrealized investment gains (losses), before income tax                 47,947
         Deferred income tax benefit (expense)                                  (16,781)
                                                                       ----------------
           Unrealized investment gains (losses), net of income tax     $         31,166
                                                                       ================
       Pension and other postretirement plans (1):
         Amortization of prior service benefit                         $           (296)  General operating expenses
         Amortization of net actuarial losses                                       356   General operating expenses
                                                                       ----------------
         Amortization of pension and other postretirement plan items,
           before income tax                                                         60
         Deferred income tax benefit (expense)                                      (21)
                                                                       ----------------
           Amortization of pension and other postretirement plan
             items, net of income tax                                  $             39
                                                                       ================

----------
       (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

     Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2016 were as follows:

                                                                            AMOUNT
                                                                         RECLASSIFIED
                                                                             FROM
                                                                         ACCUMULATED
                                                                            OTHER                  CONSOLIDATED STATEMENT OF
                                                                        COMPREHENSIVE            OPERATIONS AND COMPREHENSIVE
                                                                            INCOME                      INCOME LOCATION
                                                                       ----------------   ---------------------------------------
       Net unrealized investment gains (losses):
         Unrealized gains (losses)                                     $         18,989   Other net realized investment gains
         Unrealized OTTI losses -- OTTI on fixed maturity securities               (777)  OTTI on fixed maturity securities
         Unrealized OTTI losses -- OTTI on other securities                        (578)  Other net realized investment gains
                                                                       ----------------
         Unrealized investment gains (losses), before income tax                 17,634
         Deferred income tax benefit (expense)                                   (6,172)
                                                                       ----------------
           Unrealized investment gains (losses), net of income tax     $         11,462
                                                                       ================
       Pension and other postretirement plans (1):
         Amortization of prior service benefit                         $           (355)  General operating expenses
         Amortization of net actuarial losses                                       729   General operating expenses
                                                                       ----------------
         Amortization of pension and other postretirement plan items,
           before income tax                                                        374
         Deferred income tax benefit (expense)                                     (131)
                                                                       ----------------
           Amortization of pension and other postretirement plan
             items, net of income tax                                  $            243
                                                                       ================

----------
       (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

     The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                                                      2017              2016
                                                                                                 ---------------   ---------------
        Gross unrealized gains                                                                   $       780,294   $       552,724
        Gross unrealized losses                                                                          (30,545)         (132,948)
        Gross unrealized losses -- OTTI                                                                    4,370             6,640
        Adjustment to deferred policy acquisition costs                                                 (313,521)         (122,927)
        Adjustment to reserves                                                                           (38,300)          (65,540)
        Adjustment to unearned premiums and fees                                                         242,541            73,936
        Adjustment to pension and other postretirement plans                                              (7,208)          (11,634)
                                                                                                 ---------------   ---------------
                                                                                                         637,631           300,251
        Deferred federal income tax expenses                                                            (217,568)          (99,485)
                                                                                                 ---------------   ---------------
        Net accumulated other comprehensive income                                               $       420,063   $       200,766
                                                                                                 ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and equity securities in the amount of $3,563. The Company declared and paid a dividend to SFG consisting of equity securities in the amount of $2,000 during the year ended December 31, 2016. During the year ended December 31, 2015 there were no dividends declared or paid to SFG.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2017 statutory results, the maximum amount available for the payment of dividends during 2018 by Minnesota Life Insurance Company without prior regulatory approval is $305,993.

     During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG. For the years ended December 31, 2016 and 2015 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2017 and 2016, these securities were reported at fair value of $31,714 and $18,847, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $349,988 as of December 31, 2017. The Company estimates that $140,000 of these commitments will be invested in 2018, with the remaining $209,988 invested over the next four years.

     As of December 31, 2017, the Company had committed to originate mortgage loans totaling $277,240 but had not completed the originations.

     As of December 31, 2017, the Company had committed to purchase fixed maturity securities totaling $71,500 but had not completed the purchase transactions.

     Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the years ended December 31, 2017, 2016 and 2015 was $7,499, $8,416, and $8,600, respectively. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2018, $1,593; 2019, $1,452; 2020, $1,255; 2021,
     $901; 2022, $687. Income from these leases was $2,189, $1,912 and $2,151 for the years ended December 31, 2017, 2016 and 2015, respectively and is reported in net investment income on the statements of operations and comprehensive income.

     The Company owns a building in Macon, Georgia, which it partially leases to unaffiliated companies. Income from these leases was $169, 131, and $149 for the years ended December 31, 2017, 2016 and 2015, respectively and is reported in net investment income on the statements of operations and comprehensive income. Commitments to the Company from these agreements are as follows: 2018, $171; 2019, $123; 2020, $103; 2021, $0; 2022, $0.

     The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2018, $2,055; 2019, $3,969; 2020, $4,293;
     2021, $4,109; 2022, $3,790.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22) COMMITMENTS AND CONTINGENCIES (CONTINUED)

     At December 31, 2017, the Company had guaranteed the payment of $34,800 of policyholder dividends and discretionary amounts payable in 2018. The Company has pledged fixed maturity securities, valued at $58,293 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2017 and 2016, the assets held in trust were $559,417 and $499,416, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

     Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017. The settlement will be completed in 2018 and will be immaterial to the Company's consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2019. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2017 and 2016 was approximately $2,968 and $2,325, respectively.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2017 and 2016, this liability was $1,137 and $1,597, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $4,224 and $2,344 as of December 31, 2017 and 2015, respectively. These assets are being amortized over a five-year period.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(23) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2017, 2016 and 2015.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $280,847, $84,001 and $215,860 in 2017, 2016 and 2015,
     respectively. Statutory surplus of these operations was $3,059,956 and $2,971,602 as of December 31, 2017 and 2016, respectively.

(24) SUBSEQUENT EVENTS

     The Company evaluated subsequent events through March 6, 2018, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES

                               DECEMBER 31, 2017
                                 (IN THOUSANDS)

                                                                                                                      AS SHOWN
                                                                                                                       ON THE
                                                                                                                    CONSOLIDATED
TYPE OF INVESTMENT                                                              COST (2)            VALUE         BALANCE SHEET (1)
--------------------------------------------------------------------------  ----------------   ----------------   ----------------
Fixed maturity securities
   U.S. government                                                          $        480,172   $        495,440   $        495,440
   Agencies not backed by the full faith and credit of the U.S.
     government                                                                      834,859            868,236            868,236
   Foreign governments                                                                33,421             36,493             36,493
   Public utilities                                                                1,200,965          1,269,626          1,269,626
   Asset-backed securities                                                           576,703            590,077            590,077
   Mortgage-backed securities                                                      3,568,569          3,667,211          3,667,211
   All other corporate fixed maturity securities                                   8,748,302          9,181,422          9,181,422
                                                                            ----------------   ----------------   ----------------
     Total fixed maturity securities                                              15,442,991         16,108,505         16,108,505
                                                                            ----------------   ----------------   ----------------

Equity securities:
   Common stocks:
     Public utilities                                                                 19,162             21,745             21,745
     Banks, trusts and insurance companies                                           125,476            152,845            152,845
     Industrial, miscellaneous and all other                                         222,827            277,893            277,893
   Nonredeemable preferred stocks                                                     88,697             92,284             92,284
                                                                            ----------------   ----------------   ----------------
     Total equity securities                                                         456,162            544,767            544,767
                                                                            ----------------   ----------------   ----------------

Mortgage loans on real estate                                                      3,042,230             xxxxxx          3,042,230
Real Estate                                                                            1,737             xxxxxx              1,737
Policy loans                                                                         474,133             xxxxxx            474,133
Other investments                                                                     73,607             xxxxxx             73,607
Alternative investments                                                              641,322             xxxxxx            641,322
Derivative investments                                                               500,994             xxxxxx            500,994
                                                                            ----------------                      ----------------
     Total                                                                         4,734,023             xxxxxx          4,734,023
                                                                            ----------------                      ----------------

Total investments                                                           $     20,633,176             xxxxxx   $     21,387,295
                                                                            ================                      ================

----------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                                                  AS OF DECEMBER 31,
                                                    ------------------------------------------------------------------------------
                                                                          FUTURE POLICY
                                                        DEFERRED            BENEFITS,                              OTHER POLICY
                                                         POLICY          LOSSES, CLAIMS                             CLAIMS AND
                                                       ACQUISITION       AND SETTLEMENT          UNEARNED            BENEFITS
SEGMENT                                                   COSTS           EXPENSES (1)         PREMIUMS (2)           PAYABLE
--------------------------------------------------  -----------------   -----------------    -----------------   -----------------
2017:
  Life insurance                                    $       1,075,468   $       9,284,370    $         271,419   $         506,924
  Accident and health insurance                                21,284             554,134               67,861              70,726
  Annuity                                                     260,732           6,767,241                   --                 151
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,357,484   $      16,605,745    $         339,280   $         577,801
                                                    =================   =================    =================   =================

2016:
  Life insurance                                    $       1,118,581   $       7,918,841    $         340,397   $         484,280
  Accident and health insurance                                16,214             580,993               59,077              66,362
  Annuity                                                     232,390           5,378,574                   --                 151
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,367,185   $      13,878,408    $         399,474   $         550,793
                                                    =================   =================    =================   =================

2015:
  Life insurance                                    $       1,065,178   $       7,065,168    $         346,821   $         491,308
  Accident and health insurance                                16,256             604,358               53,903              63,802
  Annuity                                                     216,872           4,992,016                   26                 205
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,298,306   $      12,661,542    $         400,750   $         555,315
                                                    =================   =================    =================   =================

                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------
                                                                                       BENEFITS,
                                                                                      OF DEFERRED   AMORTIZATION
                                                         NET        CLAIMS, LOSSES      POLICY          OTHER
                                        PREMIUM       INVESTMENT    AND SETTLEMENT    ACQUISITION     OPERATING       PREMIUMS
SEGMENT                               REVENUE (3)       INCOME       EXPENSES (5)        COSTS        EXPENSES      WRITTEN (4)
-----------------------------------  -------------   ------------   --------------   -------------  -------------   ------------
2017:
  Life insurance                     $   2,377,588   $    528,135   $    2,251,175   $     138,543  $     875,570
  Accident and health insurance            315,053          8,348          118,924          12,987        189,918
  Annuity                                1,617,365        250,199        1,566,522          26,479        212,364
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   4,310,006   $    786,682   $    3,936,621   $     178,009  $   1,277,852   $         --
                                     =============   ============   ==============   =============  =============   ============

2016:
  Life insurance                     $   2,317,090   $    489,971   $    2,230,269   $     159,218  $     893,371
  Accident and health insurance            332,483          9,018          120,944          12,493        188,798
  Annuity                                  528,372        227,187          490,913          38,936        204,595
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   3,177,945   $    726,176   $    2,842,126   $     210,647  $   1,286,764   $         --
                                     =============   ============   ==============   =============  =============   ============

2015:
  Life insurance                     $   2,299,337   $    458,314   $    2,140,844   $     153,963  $     852,632
  Accident and health insurance            339,144          9,391          128,053          11,362        185,157
  Annuity                                  270,420        221,432          246,582          46,720        193,701
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   2,908,901   $    689,137   $    2,515,479   $     212,045  $   1,231,490   $         --
                                     =============   ============   ==============   =============  =============   ============

----------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                                                  PERCENTAGE
                                                                CEDED TO       ASSUMED FROM                        OF AMOUNT
                                               GROSS             OTHER             OTHER             NET            ASSUMED
                                              AMOUNT           COMPANIES         COMPANIES          AMOUNT          TO NET
                                          ---------------    --------------   ---------------   --------------   -------------
2017: Life insurance in force             $ 1,184,935,463    $  408,503,764   $       765,227   $  777,196,926             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,491,277    $      624,487   $         4,742   $    1,871,532             0.3%
        Accident and health insurance             403,337            90,415             2,131          315,053             0.7%
        Annuity                                 1,374,648                --                --        1,374,648             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     4,269,262    $      714,902   $         6,873   $    3,561,233             0.2%
                                          ===============    ==============   ===============   ==============

2016: Life insurance in force             $ 1,177,857,816    $  424,182,718   $       790,568   $  754,465,666             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,444,925    $      623,740   $         5,268   $    1,826,453             0.3%
        Accident and health insurance             410,491            80,966             2,959          332,484             0.9%
        Annuity                                   312,796                --                --          312,796             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     3,168,212    $      704,706   $         8,227   $    2,471,733             0.3%
                                          ===============    ==============   ===============   ==============

2015: Life insurance in force             $ 1,150,505,390    $  346,303,049   $       838,901   $  805,041,242             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,379,144    $      569,017   $         5,889   $    1,816,016             0.3%
        Accident and health insurance             417,503            81,230             2,871          339,144             0.8%
        Annuity                                    65,307                --                --           65,307             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     2,861,954    $      650,247   $         8,760   $    2,220,467             0.4%
                                          ===============    ==============   ===============   ==============

See accompanying independent auditor's report.

   PART C:  OTHER INFORMATION

   Item
   Number  Caption in Part C

   26.     Exhibits

   27.     Directors and Officers of the Minnesota Life Insurance Company

   28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

   29.     Indemnification

   30.     Principal Underwriters

   31.     Location of Accounts and Records

   32.     Management Services

   33.     Fee Representation

 PART C: OTHER INFORMATION

 Item 26. Exhibits

 The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

 Item 27. Directors and Officers of the Minnesota Life Insurance Company

 Name and Principal                     Position and Offices
 Business Address                       with Minnesota Life
 -------------------------------------  --------------------------------------
 Barbara A. Baumann                     Vice President, Service and Operations
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Michael P. Boyle                       Second Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Mary K. Brainerd                       Director
 1823 Park Avenue
 Mahtomedi, MN 55115

 John W. Castro                         Director
 898 Glouchester Street
 Boca Raton, FL 33487-3212

 Gary R. Christensen                    Director, Senior Vice President,
 Minnesota Life Insurance Company       Attorney-in-Fact,
 400 Robert Street North                General Counsel and Secretary
 St. Paul, MN 55101

 Susan L. Ebertz                        Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Robert J. Ehren                        Senior Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Craig J. Frisvold                      Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Sara H. Gavin                          Director
 President, North America Weber
 Shandwick
 510 Marquette Avenue
 13F
 Minneapolis, MN 55402

 Eric B. Goodman                        Director
 101 North 7th Street
 Suite 202
 Louisville, KY 40202

 Christopher M. Hilger                  Director, Chairman of the Board,
 Minnesota Life Insurance Company       President and Chief Executive Officer
 400 Robert Street North
 St. Paul, MN 55101

 John H. Hooley                         Director
 4623 McDonald Drive Overlook
 Stillwater, MN 55082

 Suzette L. Huovinen                    Vice President, Chief Actuary and
 Minnesota Life Insurance Company       Chief Risk Officer
 400 Robert Street North
 St. Paul, MN 55101

 Daniel H. Kruse                        Vice President and Actuary
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 David J. LePlavy                       Senior Vice President, Treasurer
 Minnesota Life Insurance Company       and Controller
 400 Robert Street North
 St. Paul, MN 55101

 Andrea L. Mack                         Second Vice President, Individual
 Minnesota Life Insurance Company       Product Solutions Group
 400 Robert Street North
 St. Paul, MN 55101

 Susan M. Munson-Regala                 Second Vice President and
 Minnesota Life Insurance Company       Actuary
 400 Robert Street North
 St. Paul, MN 55101

 Kathleen L. Pinkett                    Senior Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Daniel P. Preiner                      Second Vice President and
 Minnesota Life Insurance Company       Corporate Compliance Officer
 400 Robert Street North
 St. Paul, MN 55101

 Trudy A. Rautio                        Director
 5000 France Avenue
 South #23
 Edina, MN 55410-2060

 Robert L. Senkler                      Director
 557 Portsmouth Court
 Naples, FL 34110

 Bruce P. Shay                          Director and Executive Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 John A. Yaggy                          Second Vice President and
 Minnesota Life Insurance Company       Assistant Controller
 400 Robert Street North
 St. Paul, MN 55101

 Warren J. Zaccaro                      Director, Executive Vice President
 Minnesota Life Insurance Company       and Chief Financial Officer
 400 Robert Street North
 St. Paul, MN 55101


Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Individual Variable Universal Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

   Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

   Securian Financial Group, Inc. (Delaware)


   Robert Street Property Management, Inc.


Wholly-owned subsidiaries of Securian Financial Group, Inc.:


   Minnesota Life Insurance Company
   Securian Ventures, Inc.

   Securian Asset Management, Inc.

   Securian Financial Services, Inc.
   Securian Casualty Company


   Ochs, Inc.
   Lowertown Capital, LLC (Delaware)
   Securian Holding Company Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

   Allied Solutions, LLC (Indiana)
   Securian Life Insurance Company
   American Modern Life Insurance Company (Ohio)
   Marketview Properties, LLC
   Marketview Properties II, LLC
   Marketview Properties III, LLC
   Marketview Properties IV, LLC
   Oakleaf Service Corporation
   Securian AAM Holdings, LLC (Delaware)

Majority-owned subsidiary of Securian AAM Holdings, LLC:

   Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of American Modern Life Insurance Company:


   Southern Pioneer Life Insurance Company (Arkansas)

Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):


       Securian Canada, Inc. (British Columbia, Canada)


Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):

   Canadian Premier Life Insurance Company (Ontario, Canada)
   CRI Canada Ltd. (British Columbia, Canada)
   Legacy General Insurance Company (Ontario, Canada)
   Selient, Inc. (Ontario, Canada)


Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance
Company:

   Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

   Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

   CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29. Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

       (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

          Variable Fund D
          Variable Annuity Account
          Minnesota Life Variable Life Account
          Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
          Securian Life Variable Universal Life Account

       (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., of each director and officer of Securian Financial Services, Inc. is as follows:


Name and Principal                     Positions and Offices
Business Address                       with Underwriter
-------------------------------------  -------------------------------------
George I. Connolly                     President, Chief Executive
Securian Financial Services, Inc.      Officer and Director
400 Robert Street North
St. Paul, MN 55101

Gary R. Christensen                    Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                      Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Jeffrey D. McGrath                     Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Kimberly K. Carpenter                  Senior Vice President, Chief
Securian Financial Services, Inc.      Compliance Officer and Anti-Money
400 Robert Street North                Laundering Compliance Officer
St. Paul, MN 55101

Kjirsten G. Zellmer                    Vice President - Strategy and
Securian Financial Services, Inc.      Business Operations
400 Robert Street North
St. Paul, MN 55101

       (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


Name of             Net Underwriting Compensation on
Principal            Discounts and    Redemption or   Brokerage     Other
Underwriter           Commissions     Annuitization  Commissions Compensation
------------------- ---------------- --------------- ----------- ------------
Securian Financial
  Services, Inc.    $    15,659,257               --          --           --


Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32. Management Services

None.

Item 33. Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable universal life insurance policies which are the subject of this Registration Statement, the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Individual Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Saint Paul and State of Minnesota on the 26th day of April, 2018.



                                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                                     UNIVERSAL LIFE ACCOUNT
                                                    (Registrant)

                                     By:    MINNESOTA LIFE INSURANCE COMPANY
                                                       (Depositor)

                                     By   /s/ Christopher M. Hilger
                                          --------------------------------------
                                                  Christopher M. Hilger
                                                 Chairman of the Board,
                                          President and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933 (and the Investment Company Act of 1940), the Depositor, Minnesota Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Saint Paul and State of Minnesota on the 26th day of April, 2018.



                                      MINNESOTA LIFE INSURANCE COMPANY
                                                    (Depositor)

                                      By  /s/ Christopher M. Hilger
                                          --------------------------------------
                                                  Christopher M. Hilger
                                                 Chairman of the Board,
                                          President and Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor and on the dates indicated.


        Signature          Title                          Date
-------------------------- -----------------------------  --------------
/s/ Christopher M. Hilger  Chairman of the Board,         April 26,2018
-------------------------- President and
Christopher M. Hilger      Chief Executive Officer

*                          Director
--------------------------
Robert L. Senkler

*                          Director
--------------------------
Mary K. Brainerd

*                          Director
--------------------------
John W. Castro

*                        Director
-----------------------
Gary R. Christensen

-----------------------  Director
Sara H. Gavin

*                        Director
-----------------------
Eric B. Goodman

*                        Director
-----------------------
John H. Hooley

*                        Director
-----------------------
Trudy A. Rautio

*                        Director
-----------------------
Bruce P. Shay

*                        Director
-----------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro    Executive Vice President       April 26, 2018
-----------------------  and Chief Financial Officer
Warren J. Zaccaro        (chief financial officer)

/s/ Warren J. Zaccaro    Executive Vice President       April 26, 2018
-----------------------  and Chief Financial Officer
Warren J. Zaccaro        (chief accounting officer)

/s/ David J. LePlavy     Senior Vice President,         April 26, 2018
-----------------------  Treasurer and Controller
David J. LePlavy         (treasurer)

/s/ Gary R. Christensen  Director, Attorney-in-Fact,    April 26, 2018
-----------------------  Senior Vice President,
Gary R. Christensen      General Counsel and Secretary



* Pursuant to power of attorney dated October 16, 2017, a copy of which is filed herewith.

                                 EXHIBIT INDEX


Exhibit Number  Description of Exhibit
--------------  ---------------------------------------------------------------------
26(a)           Resolution of the Board of Directors of Minnesota Life Insurance
                Company establishing the Minnesota Life Individual Variable Universal
                Life Account, previously filed on July 16, 2007 as exhibit 26(a) to
                Minnesota Life Individual Variable Universal Life Account's Form N-6,
                File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(b)           Not Applicable.

26(c)(1)        Agent's Contract issued by Minnesota Life Insurance Company, previously filed on December 7, 2007 as exhibit 26(c)(1) to Minnesota
                Life Individual Variable Universal Life Account's Form N-6, File
                Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(c)(2)        General Agent's Contract issued by Minnesota Life Insurance Company, previously filed on December 7, 2007 as exhibit 26(c)(2) to Minnesota
                Life Individual Variable Universal Life Account's Form N-6, File
                Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(c)(3)        The Amended and Restated Distribution Agreement between Minnesota
                Life Insurance Company and Securian Financial Services, Inc.,
                previously filed on April 27, 2009, as exhibit 24(c)(3) to
                Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment
                Number 28, is hereby incorporated by reference.

26(d)(1) ML Premier Variable Universal Life Policy, form ICC 12-665, previously filed on April 25, 2013 as exhibit 26(d)(1) to Registrant's Form N-6, File Number 333-183590, Post-Effective
                Amendment Number 2, is hereby incorporated by reference.

26(d)(2)        Children's Term Agreement, form ICC 09-904U, previously filed on
                August 28, 2012 as exhibit 26(d)(2) to Minnesota Life Individual
                Variable Universal Life Account's Form N-6, File Number 333-183590,
                Initial Registration Statement, is hereby incorporated by reference.

26(d)(3)        Waiver of Charges Agreement, form ICC 12-919, previously filed on
                August 28, 2012 as exhibit 26(d)(3) to Minnesota Life Individual
                Variable Universal Life Account's Form N-6, File Number 333-183590,
                Initial Registration Statement, is hereby incorporated by reference.

26(d)(4)        Allocation Options for Variable Indexed Universal Life with Indexed
                Options, form F78622 Rev 10-2017.

26(d)(5)        Term Insurance Agreement, form 06-944R, previously filed on
                August 28, 2012 as exhibit 26(d)(5) to Minnesota Life Individual
                Variable Universal Life Account's Form N-6, File Number 333-183590,
                Initial Registration Statement, is hereby incorporated by reference.

26(d)(6)        Accelerated Death Benefit Agreement, form ICC 12-931U, previously filed on August 28, 2012 as exhibit 26(d)(6) to Minnesota Life
                Individual Variable Universal Life Account's Form N-6, File Number
                333-183590, Initial Registration Statement, is hereby incorporated by reference.

26(d)(7)        Waiver of Premium Agreement, form 06-917, previously filed on
                August 28, 2012 as exhibit 26(d)(7) to Minnesota Life Individual
                Variable Universal Life Account's Form N-6, File Number 333-183590,
                Initial Registration Statement, is hereby incorporated by reference.

26(d)(8)   Early Values Agreement, form ICC 13-939, previously filed on
           April 26, 2018 as exhibit 26(d)(13) to Minnesota Life Individual
           Variable Universal Life Account's Form N-6, File Number 333-144604,
           Post-Effective Amendment Number 29, is hereby incorporated by reference.

26(d)(9)   Long Term Care Agreement, form ICC 12-932, previously filed on
           August 28, 2012 as exhibit 26(d)(9) to Minnesota Life Individual
           Variable Universal Life Account's Form N-6, File Number 333-183590,
           Initial Registration Statement, is hereby incorporated by reference.

26(d)(10)  Guaranteed Insurability Option, form ICC 09-915, previously filed on August 28, 2012 as exhibit 26(d)(10) to Minnesota Life
           Individual Variable Universal Life Account's Form N-6, File Number
           333-183590, Initial Registration Statement, is hereby incorporated by reference.

26(d)(11)  Overloan Protection Agreement, form 09-911, previously filed as exhibit 26(d)(16) to Registrant's Form N-6, File Number 333-144604,
           Post-Effective Amendment Number 25, on April 26, 2016 is hereby incorporated by reference.

26(d)(12)  Inflation Agreement, form ICC 11-916, previously filed on
           August 28, 2012 as exhibit 26(d)(12) to Minnesota Life Individual
           Variable Universal Life Account's Form N-6, File Number 333-183590,
           Initial Registration Statement, is hereby incorporated by reference.

26(d)(13)  Income Protection Agreement, form 13-302, previously filed on
           April 26, 2016 as exhibit 26(d)(13) to Minnesota Life Individual
           Variable Universal Life Account's Form N-6, File Number 333-183590,
           Post-Effective Amendment Number 8, is hereby incorporated by reference.

26(d)(14)  Guaranteed Income Agreement, form 15-20027.

26(d)(15)  Premium Deposit Account Agreement, form 14-20005, previously filed on September 17, 2014 as exhibit 26(d)(15) to Minnesota Life
           Individual Variable Universal Life Account's Form N-6, File Number
           333-183590, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(16)  Business Continuation Agreement, form ICC 14-20016, previously filed as exhibit 26(d)(16) to Registrant's Form N-6, File Number
           333-183590, Post-Effective Amendment Number 6, on February 27,
           2015, is hereby incorporated by reference.

26(d)(17)  Guaranteed Insurability Option for Business Agreement, form
           ICC14-20017, previously filed as exhibit 26(d)(17) to Registrant's
           Form N-6, File Number 333-183590, Post-Effective Amendment
           Number 6, on February 27, 2015, is hereby incorporated by reference.

26(d)(18)  Accelerated Death Benefit for Chronic Illness Agreement, form
           ICC16-20057, previously filed on June 17, 2016 as exhibit 26(d)(23) to Minnesota Life Individual Variable Universal Life Account's
           Form N-6, File Number 333-144604, Post-Effective Amendment Number
           26, is hereby incorporated by reference.

26(d)(19)  Accelerated Death Benefit for Terminal Illness Agreement, form
           ICC16-20058, previously filed on June 17, 2016 as exhibit 26(d)(24) to Minnesota Life Individual Variable Universal Life Account's
           Form N-6, File Number 333-144604, Post-Effective Amendment
           Number 26, is hereby incorporated by reference.

26(e)(1) Application Part 1 - New Issue, form ICC16-59410 1-2016, previously filed on April 25, 2017 as exhibit 26(e)(1) to Minnesota Life
           Individual Variable Universal Life Account's Form N-6, File Number
           333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference

26(e)(2)   Application Part 3 - New Issue-Agreement and Authorization, form
           ICC16-59536 12-2015, previously filed on April 25, 2017 as exhibit
           26(e)(2) to Minnesota Life Individual Variable Universal Life
           Account's Form N-6, File Number 333-183590, Post-Effective
           Amendment Number 11, is hereby incorporated by reference

26(e)(3)   Policy Change Application Part 3 (Underwriting) - Agreements and
           Authorizations, form ICC17-59534 4-2017.

26(e)(4)   Policy Change Application - No Underwriting Required, form
           ICC16-59537 6-2016, previously filed on April 25, 2017 as exhibit
           26(e)(4) to Minnesota Life Individual Variable Universal Life
           Account's Form N-6, File Number 333-183590, Post-Effective
           Amendment Number 11, is hereby incorporated by reference

26(e)(5)   Policy Change Application Part 1 - Underwriting Required, form
           ICC16-59538 1-2016, previously filed on April 25, 2017 as exhibit
           26(e)(5) to Minnesota Life Individual Variable Universal Life
           Account's Form N-6, File Number 333-183590, Post-Effective
           Amendment Number 11, is hereby incorporated by reference

26(e)(6)   Application Part 2, form ICC14-59572 2-2014, previously filed on
           April 26, 2016 as exhibit 26(e)(6) to Minnesota Life Individual
           Variable Universal Life Account's Form N-6, File Number 333-183590,
           Post-Effective Amendment Number 8, is hereby incorporated by reference.

26(e)(7)   Application Part 2, form ICC14-59573 2-2014, previously filed on
           April 26, 2016 as exhibit 26(e)(7) to Minnesota Life Individual
           Variable Universal Life Account's Form N-6, File Number 333-183590,
           Post-Effective Amendment Number 8, is hereby incorporated by reference.

26(e)(8) Application 1A, New Issue (eApp), form ICC16-72540 7-2016, previously filed on April 25, 2017 as exhibit 26(e)(8) to Minnesota
           Life Individual Variable Universal Life Account's Form N-6, File
           Number 333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(e)(9) Application 1B, New Issue (eApp), form ICC16-72541, previously filed on April 25, 2017 as exhibit 26(e)(9) to Minnesota Life
           Individual Variable Universal Life Account's Form N-6, File Number
           333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(e)(10)  Proposed Insured Juvenile Information for Ages 0-17, form
           ICC16-84732 7-2016, previously filed on April 25, 2017 as exhibit
           26(e)(10) to Minnesota Life Individual Variable Universal Life
           Account's Form N-6, File Number 333-144604, Post-Effective
           Amendment Number 28, is hereby incorporated by reference.

26(f)(1) Restated Certificate of Incorporation of the Depositor, previously filed as exhibit 27(f)(1) to Minnesota Life's Variable Life
           Account's Form N-6, File Number 333-109853, Initial Registration
           Statement, on October 21, 2003, is hereby incorporated by reference.

26(f)(2) Bylaws of the Depositor, previously filed as exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number
           333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(g)          YRT Reinsurance Template; Reinsurance Agreement between
               Minnesota Life Insurance Company and Reinsurer, previously filed on December 14, 2007 as exhibit 26(g) to Minnesota Life
               Individual Variable Universal Life Account's Form N-6, File
               Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(1)(i)    Participation Agreement among Securian Funds Trust, Advantus
               Capital Management, Inc. and Minnesota Life Insurance Company,
               previously filed on September 30, 2014 as Exhibit 24(b)(8)(a)
               to Variable Annuity Account's Form N-4, File Number 333-182763,
               Post-Effective Amendments 8 and 239, is hereby incorporated by reference.

26(h)(1)(ii)   Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as
               Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's
               Form N-6, File Number 33-3233, Post Effective Amendment
               Number 32, on April 27, 2012, is hereby incorporated by
               reference.

26(h)(2)(i)    Fund Participation Agreement by and among Minnesota Life
               Insurance Company, Financial Investors Variable Insurance
               Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc.,
               previously filed on December 7, 2007 as exhibit 26(h)(4)(i) to
               Minnesota Life Individual Variable Universal Life Account's
               Form N-6, File Number 333-144604, Pre-Effective Amendment
               Number 1, is hereby incorporated by reference.

26(h)(2)(ii)   Rule 22c-2 Agreement by and between Financial Investors
               Variable Insurance Trust and Minnesota Life Insurance Company,
               previously filed on December 7, 2007 as exhibit 26(h)(4)(ii) to
               Minnesota Life Individual Variable Universal Life Account's
               Form N-6, File Number 333-144604, Pre-Effective Amendment
               Number 1, is hereby incorporated by reference.

26(h)(2)(iii)  Amendment Number One to the Participation Agreement among
               Minnesota Life Insurance Company, Financial Investors Variable
               Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors,
               Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242,
               Post-Effective Amendments 11 and 161 is hereby incorporated by reference.

26(h)(2)(iv)   Amendment Number Two to Participation Agreement among Minnesota
               Life Insurance Company, Financial Investors Variable Insurance
               Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc.,
               previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to
               Minnesota Life Variable Life Account's Form N-6, File Number
               33-3233, Post-Effective Amendment Numbers 30 and 78, is hereby incorporated by reference.

26(h)(2)(v)    Amendment Number Three to Participation Agreement among
               Minnesota Life Insurance Company, Financial Investors Variable
               Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors,
               Inc., previously filed as Exhibit 26(h)(18)(iv) to Minnesota
               Life Variable Life Account's Form N-6, File Number 33-3233,
               Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(2)(vi)   Amendment Number Four to Participation Agreement among
               Minnesota Life Insurance Company, Financial Investors Variable
               Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors,
               Inc., previously filed as Exhibit 26(h)(18)(v) to Minnesota
               Life Variable Life Account's Form N-6, File Number 33-3233,
               Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(2)(vii)  Amendment Number Five to Participation Agreement among
               Minnesota Life Insurance Company, Financial Investors Variable
               Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors,
               Inc., previously filed as Exhibit 26(h)(18)(vi) to Minnesota
               Life Variable Life Account's Form N-6, File Number 33-3233,
               Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(3)(i)    Participation Agreement as of May 1, 2000 between Franklin
               Templeton Variable Insurance Products Trust, Franklin Templeton
               Distributors, Inc. and Minnesota Life Insurance Company,
               previously filed as Exhibit 27(h)(14)(i) to Minnesota Life
               Variable Life Account's Form N-6, File Number 333-96383,
               Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(3)(ii)   Amendment to Participation Agreement as of May 1, 2000 between
               Franklin Templeton Variable Insurance Products Trust, Franklin
               Templeton Distributors, Inc. and Minnesota Life Insurance
               Company, previously filed as Exhibit 27(h)(14)(ii) to Minnesota
               Life Variable Life Account's Form N-6, File Number 333-96383,
               Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(3)(iii)  Amendment No. 2 to Participation Agreement between Franklin
               Templeton Variable Insurance Products Trust, Franklin Templeton
               Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(14)(iii) to Minnesota Life
               Variable Life Account's Form N-6, File Number 333-96383,
               Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(3)(iv)    Amendment No. 3 to Participation Agreement by and among
                Franklin Templeton Variable Insurance Products Trust, Franklin
                Templeton Distributors, Inc., Minnesota Life Insurance Company
                and Securian Financial Services, Inc, previously filed as
                Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life
                Account's Form N-6, File Number 33-3233, Post-Effective
                Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(3)(v)     Amendment No. 4 to Participation Agreement among Franklin
                Templeton Variable Insurance Products Trust,
                Franklin/Templeton Distributors, Inc., Minnesota Life
                Insurance Company and Securian Financial Services, Inc.,
                previously filed as Exhibit 26(h)(14)(v) to Minnesota Life
                Variable Life Account's Form N-6, File Number 33-64395,
                Post-Effective Amendment Number 13, on April 21, 2006, is
                hereby incorporated by reference.

26(h)(3)(vi)    Amendment No. 5 to Participation Agreement among Franklin
                Templeton Variable Insurance Products Trust,
                Franklin/Templeton Distributors, Inc., and Minnesota Life
                Insurance Company filed on December 20, 2006 as exhibit
                24(c)(q)(v) to Variable Annuity Account's Form N-4, File
                Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(3)(vii)   Rule 22c-2 Agreement between Franklin Templeton Distributors,
                Inc. and Minnesota Life Insurance Company previously filed on
                September 6, 2007, as exhibit 24(c)(i)(u) to Variable Annuity
                Account's Form N-4, File Number 333-140230, Pre-Effective
                Amendment Number 1, is hereby incorporated by reference.

26(h)(3)(viii)  Amendment No. 6 to Participation Agreement by and among
                Franklin Templeton Variable Insurance Products Trust,
                Franklin/Templeton Distributors, Inc., Minnesota Life
                Insurance Company, and Securian Financial Services, Inc., previously filed on December 14, 2007 as exhibit
                26(h)(5)(viii) to Minnesota Life Individual Variable Universal
                Life Account's Form N-6, File Number 333-144604, Pre-Effective
                Amendment Number 1, is hereby incorporated by reference.

26(h)(3)(ix)    Amendment to Participation Agreement by and among Franklin
                Templeton Variable Insurance Products Trust,
                Franklin/Templeton Distributors, Inc. Minnesota Life Insurance
                Company and Securian Financial Services, Inc. effective
                August 16, 2010 previously filed on April 25, 2011 as
                exhibit 24(c)(8)(m)(vii) to Variable Annuity Account's
                Form N-4, File Number 333-91784, Post-Effective Amendment
                Numbers 26 and 171, is hereby incorporated by reference.

26(h)(3)(x)     Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust,
                Franklin/Templeton Distributors, Inc., Minnesota Life
                Insurance Company, and Securian Financial Services, Inc.,
                previously filed as Exhibit 26(h)(12)(x) to Minnesota Life
                Variable Life Account's Form N-6, File Number 33-3233, Post
                Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(3)(xi)    Participation Agreement Addendum dated May 1, 2012 among
                Franklin Templeton Variable Insurance Products Trust,
                Franklin/Templeton Distributors, Inc., Minnesota Life
                Insurance Company, and Securian Financial Services, Inc.,
                previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life
                Variable Life Account's Form N-6, File Number 33-3233, Post
                Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(3)(xii)   Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust,
                Franklin/Templeton Distributors, Inc., Minnesota Life
                Insurance Company, and Securian Financial Services, Inc.,
                previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life
                Variable Life Account's Form N-6, File Number 33-3233, Post
                Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(3)(xiii)  Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust,
                Franklin/Templeton Distributors, Inc., Minnesota Life
                Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life
                Variable Life Account's Form N-6, File Number 33-3233, Post
                Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(4)(i)     Participation Agreement among Vanguard Variable Insurance
                Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation
                and Minnesota Life Insurance Company, previously filed on
                December 14, 2007 as exhibit 26(h)(7)(i) to Minnesota Life
                Individual Variable Universal Life Account's Form N-6, File
                Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(ii)    Schedule A to the Participation Agreement among Vanguard
                Variable Insurance Fund, The Vanguard Group, Inc., Vanguard
                Marketing Corporation and Minnesota Life Insurance Company as
                Amended as of September 1, 2012, previously filed as
                Exhibit 26(h)(7)(ii) to Minnesota Life Individual Variable
                Universal Life Account's Form N-6, File Number 333-144604,
                Post-Effective Amendment Number 17 on April 25, 2014, is
                hereby incorporated by reference.

26(h)(4)(iii)   Schedule A to the Participation Agreement among Vanguard
                Variable Insurance Fund, The Vanguard Group, Inc., Vanguard
                Marketing Corporation and Minnesota Life Insurance Company as
                Amended as of May 1, 2014, previously filed as Exhibit
                26(h)(7)(iii) to Minnesota Life Individual Variable Universal
                Life Account's Form N-6, File Number 333-144604,
                Post-Effective Amendment Number 17 on April 25, 2014, is
                hereby incorporated by reference.

26(h)(5)(i)     Participation Agreement as of September 19, 2003 between
                Minnesota Life Insurance Company and Waddell & Reed, Inc.
                previously filed as Exhibit 27(h)(15) to Registrant's
                Form N-6, File Number 333-96383, Pre-Effective Amendment #1,
                on February 19, 2004, is hereby incorporated by reference.

26(h)(5)(ii)    Amendment Number One to the Target Funds Participation
                Agreement among Minnesota Life Insurance Company, Waddell &
                Reed, Inc. and W&R Target Funds, Inc., previously filed as
                Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                Account's Form N-6, File Number 33-64395, Post-Effective
                Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(5)(iii)   Shareholder Information Agreement among Ivy Funds Distributor,
                Inc., Waddell & Reed, Inc. and Minnesota Life Insurance
                Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to
                Registrant's Form N-6, File Number 33-85496, Post-Effective
                Amendment Number 17, is hereby incorporated by reference.

26(h)(5)(iv)    Second Amendment to Target Funds Participation Agreement by
                and among Minnesota Life Insurance Company, Waddell & Reed,
                Inc. and W&R Target Funds, Inc., previously filed on
                December 14, 2007 as exhibit 26(h)(8)(iv) to Minnesota Life
                Individual Variable Universal Life Account's Form N-6, File
                Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(5)(v)     Second Amendment to the Target Funds Participation Agreement
                among Minnesota Life Insurance Company, Waddell & Reed, Inc.
                and W&R Target Funds, Inc. previously filed as Exhibit
                24(c)(8)(ii) to Variable Annuity Account's Form N-4, File
                Number 333-136242, Post-Effective Amendment Number 6 on
                February 27, 2009, is hereby incorporated by reference.

26(h)(5)(vi)    Third Amendment to Target Funds Participation Agreement among
                Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios,
                and Minnesota Life Insurance Company previously filed on
                April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity
                Account's Form N-4, File Number 333-91784, Post-Effective
                Amendment Numbers 26 and 171, is hereby incorporated by
                reference.

26(h)(5)(vii)   Fourth Amendment to Ivy Funds Variable Insurance Portfolios
                Participation Agreement (Excludes Products Sold Through W&R
                Distribution System) among Minnesota Life Insurance Company,
                Waddell & Reed, Inc., and Ivy Funds Variable Insurance
                Portfolios, previously filed as Exhibit 26(h)(13)(vi) to
                Minnesota Life Variable Life Account's Form N-6, File Number
                33-3233, Post- Effective Amendment Number 35 on April 25,
                2014, is hereby incorporated by reference.

26(h)(6)(i)     Participation Agreement among MFS Variable Insurance Trust,
                Massachusetts Financial Services Company and Minnesota Life
                Insurance Company, previously filed as Exhibit 27(h)(13)(i) to
                Registrant's Form N-6, File Number 333-96383, Post-Effective
                Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(6)(ii)    Amendment No. 1 to the Participation Agreement among MFS
                Variable Insurance Trust, Massachusetts Financial Services
                Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(ii) to Registrant's Form N-6, File Number
                333-96383, Post-Effective Amendment Number 4, on April 30,
                2003, is hereby incorporated by reference.

26(h)(6)(iii)   Amendment No. 2 to the Participation Agreement among MFS
                Variable Insurance Trust, Massachusetts Financial Services
                Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(iii) to Registrant's Form N-6,File Number
                333-96383, Post-Effective Amendment Number 4, on April 30,
                2003, is hereby incorporated by reference.

26(h)(6)(iv)    Amendment No. 3 to Participation Agreement among MFS Variable
                Insurance Trust, Massachusetts Financial Services Company and
                Minnesota Life Insurance Company, previously filed as Exhibit
                26(h)(13)(iv) to Minnesota Life Variable Life Account's
                Form N-6, File Number 33-64395, Post-Effective Amendment
                Number 13, on April 21, 2006, is hereby incorporated by
                reference.

26(h)(6)(v)     Amendment No. 4 to Participation Agreement among MFS Variable
                Insurance Trust, Massachusetts Financial Services Company and
                Minnesota Life Insurance Company, previously filed as Exhibit
                26(h)(13)(v) to Minnesota Life Variable Life Account's
                Form N-6, File Number 33-64395, Post-Effective Amendment
                Number 13, on April 21, 2006, is hereby incorporated by
                reference.

26(h)(6)(vi)    Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial
                Services Company and Minnesota Life Insurance Company,
                previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life
                Variable Life Account's Form N-6, File Number 33-64395,
                Post-Effective Amendment Number 13, on April 21, 2006, is
                hereby incorporated by reference.

26(h)(6)(vii)   Amendment No. 5 to Participation Agreement among MFS Variable
                Insurance Trust, Massachusetts Financial Services Company and
                Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N 4,
                File Number 333-136242, Pre-Effective Amendment Number 2, is
                hereby incorporated by reference.

26(h)(6)(viii)  Rule 22c-2 Shareholder Information Agreement between MFS Fund
                Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number
                333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(6)(ix)    Fee letter dated September 1, 2010 referencing the
                Participation Agreement by and among the MFS Variable
                Insurance Trust, Minnesota Life Insurance and Massachusetts
                Financial Services Company previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity Account's
                Form N-4, File Number 333-91784, Post-Effective Amendment
                Numbers 26 and 171, is hereby incorporated by reference.

26(h)(6)(x)     Amendment No. 6 to Participation Agreement by and among MFS
                Variable Insurance Trust, Minnesota Life Insurance Company and
                Massachusetts Financial Services Company effective
                September 1, 2010 previously filed on April 25, 2011 as
                exhibit 24(c)(8)(l)(viii) to Variable Annuity Account's
                Form N-4, File Number 333-91784, Post-Effective Amendment
                Numbers 26 and 171, is hereby incorporated by reference.

26(h)(6)(xi)    Amendment No. 7 to Participation Agreement by and among MFS
                Variable Insurance Trust, Minnesota Life Insurance Company,
                and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota Life
                Individual Variable Universal Life Account's Form N-6, File
                Number 333-183590, Post-Effective Amendment Number 7, is
                hereby incorporated by reference.

26(h)(6)(xii)   Amendment No. 8 to Participation Agreement by and among MFS
                Variable Insurance Trust, Minnesota Life Insurance Company,
                and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota Life
                Individual Variable Universal Life Account's Form N-6, File
                Number 333-183590, Post-Effective Amendment Number 7, is
                hereby incorporated by reference.

26(h)(6)(xiii)  Amendment No. 9 to Participation Agreement by and among MFS
                Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on November 8, 2017 as exhibit 24(b)(8)(k)(xii) to Variable
                Annuity Account's Form N-4, File Number 333-212515,
                Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.

26(h)(6)(xiv)   Amendment No. 10 to Participation Agreement by and among MFS
                Variable Insurance Trust, Minnesota Life Insurance Company,
                and Massachusetts Financial Services Company, previously filed on November 8, 2017 as exhibit 24(b)(8)(k)(xiii) to Variable
                Annuity Account's Form N-4, File Number 333-212515,
                Post-Effective Amendment Numbers 4 and 294, is hereby
                incorporated by reference.

26(h)(7)(i)     Distribution and Shareholder Services Agreement dated March 9,
                2012 between Northern Lights Variable Trust and Minnesota Life
                Insurance Company, previously filed on April 27, 2012 as
                exhibit 24(c)(8)(mm) to Variable Annuity Account's Form N-4,
                File Number 333-136242, Post-Effective Amendment Numbers 15
                and 192, is hereby reference.

26(h)(7)(ii)    Fund Participation Agreement dated March 12, 2012 among
                Northern Lights Variable Trust, Minnesota Life Insurance
                Company, Northern Lights Distributors, LLC and ValMark
                Advisers, Inc., previously filed on April 27, 2012 as Exhibit
                24(c)(8)(nn) to Variable Annuity Account's Form N-4, File
                Number 333-136242, Post-Effective Amendment Numbers 15 and
                192, is hereby incorporated by reference.

26(h)(7)(iii)   First Amendment to the Participation Agreement among Northern
                Lights Variable Trust, Northern Lights Distributors, LLC,
                Valmark Advisers, Inc., and Minnesota Life Insurance Company
                dated October 8, 2012, previously filed on April 25, 2014 as exhibit 24(c)(8) (kk)(i) to Variable Annuity Account's
                Form N-4, File Number 333-182763, Post-Effective Amendment
                Numbers 5 and 226, is hereby incorporated by reference.

26(h)(7)(iv)    Second Amendment to the Participation Agreement among Northern
                Lights Variable Trust, Northern Lights Distributors, LLC,
                ValMark Advisers, Inc., and Minnesota Life Insurance Company
                dated March 12, 2012 as authorized November 5, 2013,
                previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(ii)
                to Variable Annuity Account's Form N-4, File Number
                333-182763, Post-Effective Amendment Numbers 5 and 226, is
                hereby incorporated by reference.

26(h)(8)(i)     Participation Agreement among Minnesota Life Insurance
                Company, PIMCO Variable Insurance Trust and Allianz Global
                Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account's
                Form N-4, File Number 333-91784, Post-Effective Amendment
                Numbers 26 and 171, is hereby incorporated by reference.

26(h)(8)(ii)    Selling Agreement for Advisor Class Shares of PIMCO Variable
                Insurance Trust between Allianz Global Investors Distributors
                LLC and Minnesota Life Insurance Company previously filed on
                April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity
                Account's Form N-4, File Number 333-91784, Post-Effective
                Amendment Numbers 26 and 171, is hereby incorporated by
                reference.

26(h)(8)(iii)   PIMCO Services Agreement for Advisor Class Shares of PIMCO
                Variable Insurance Trust between Pacific Investment Management
                Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to Variable
                Annuity Account's Form N-4, File Number 333-91784,
                Post-Effective Amendment Numbers 26 and 171, is hereby
                incorporated by reference.

26(h)(8)(iv)    Termination, New Agreements and Amendments Relating to
                Intermediary Agreements for PIMCO Variable Insurance Trust
                among Allianz Global Investors Distributors LLC, PIMCO
                Investments LLC and Minnesota Life Insurance Company
                previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life
                Variable Life Account's Form N-6, File Number 33-3233,
                Post-Effective Amendment Number 32, on April 27, 2012, is
                hereby incorporated by reference.

26(h)(8)(v)     Amendment to Participation Agreement among Minnesota Life
                Insurance Company, PIMCO Variable Insurance Trust, and PIMCO
                Investments LLC, previously filed as Exhibit 26(h)(22)(v) to
                Minnesota Life Variable Life Account's Form N-6, File Number
                33-3233, Post-Effective Amendment Number 34 on April 24, 2013,
                is hereby incorporated by reference.

26(h)(8)(vi)    Amendment to Selling Agreement between Minnesota Life
                Insurance Company, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life
                Account's Form N-6, File Number 33-3233, Post-Effective
                Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.

26(h)(8)(vii)   Amendment No. 1 to PIMCO Services Agreement for Advisor Class
                Shares of PIMCO Variable Insurance Trust Effective May 1,
                2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota
                Life Variable Life Account's Form N-6, File Number 33-3233,
                Post-Effective Amendment Number 34 on April 24, 2013, is
                hereby incorporated by reference.

26(h)(8)(viii)  Second Amendment to the Participation Agreement by and among
                PIMCO Investments LLC, PIMCO Variable Insurance Trust, and
                Minnesota Life Insurance Company, previously filed on
                April 27, 2015 as Exhibit 26(h)(8)(viii) to Minnesota Life
                Individual Variable Universal Life Account's Form N-6, File
                Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(h)(9)(i)     Participation Agreement among Minnesota Life Insurance
                Company, Securian Financial Services, Inc., and
                AllianceBernstein Investments, Inc. , previously filed on
                October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                Account's Form N-4, File Number 333-136242, Post-Effective
                Amendment Number 3, is hereby incorporated by reference.

26(h)(9)(ii)    Amendment Number One to Participation Agreement among
                Minnesota Life Insurance Company, Securian Financial Services,
                Inc., AllianceBernstein L.P. and AllianceBernstein
                Investments, Inc., previously filed on April 27, 2010 as
                exhibit 26(h)(21)(ii) to Minnesota Life Variable Life
                Account's Form N-6, File Number 33-3233, Post-Effective
                Amendment Numbers 30 and 78, is hereby incorporated by
                reference.

26(h)(9)(iii)   Amendment Number Two to Participation Agreement among
                Minnesota Life Insurance Company, Securian Financial Services,
                Inc., AllianceBernstein L.P., and AllianceBernstein
                Investments, Inc., previously filed as Exhibit 26(h)(21)(iii)
                to Minnesota Life Variable Life Account's Form N-6, File
                Number 33-3233, Post-Effective Amendment Number 34 on
                April 24, 2013, is hereby incorporated by reference.

26(i)(1)(i)     Investment Accounting Agreement between Securian Financial
                Group, Inc. and State Street Bank and Trust Company,
                previously filed as Exhibit 24(c)8(q) to Variable Annuity
                Account's Form N-4, File Number 333-91784, Post-Effective
                Amendment Number 1, on February 25, 2003, is hereby
                incorporated by reference.

26(i)(1)(ii)    First Amendment to Investment Accounting Agreement between
                Securian Financial Group, Inc. and State Street Bank and Trust
                Company, previously filed on August 15, 2006 as Exhibit
                26(i)(l)(b) to the Securian Life Variable Universal Life
                Account's Form N-6, File Number 333-132009, Pre-Effective
                Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(i)     Administration Agreement between Securian Financial Group,
                Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(r) to Variable Annuity Account's Form N-4,
                File Number 333-91784, Post-Effective Amendment Number 1, on
                February 25, 2003, is hereby incorporated by reference.

26(i)(2)(ii)    First Amendment to Administration Agreement between Securian
                Financial Group, Inc. and State Street Bank and Trust Company,
                previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6,
                File Number 333-132009, Pre-Effective Amendment Number 1, is
                hereby incorporated by reference.

26(i)(3)        Fund Shareholder Services Agreement between Minnesota Life
                Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Account's
                Form N-4, File Number 811-4294, Post-Effective Amendment
                Number 193, on July 20, 2012, is hereby incorporated by reference.

26(j)           Not Applicable.

 26(k)  Opinion and Consent of Alison J. Schmoock.

 26(l)  Not Applicable.

 26(m)  Not Applicable.

 26(n)  Consent of KPMG.

 26(o)  Not Applicable.

 26(p)  Not Applicable.

 26(q)  Redeemability exemption, previously filed on April 26, 2018 as exhibit
        26(q) to Minnesota Life Individual Variable Universal Life Account's
        Form N-6, File Number 333-144604, Post-Effective Amendment Number 29, is hereby incorporated by reference.

 26(r)  Minnesota Life Insurance Company - Power of Attorney to Sign
        Registration Statements.